UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          March 31, 2005

Date of reporting period:         September 30, 2004

ITEM 1. REPORT TO SHAREHOLDERS


                                [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

   Wells Fargo Money Market Funds

   Semi-Annual Report

                      Wells Fargo California Tax-Free Money Market Fund

                      Wells Fargo Government Money Market Fund

                      Wells Fargo Minnesota Money Market Fund

                      Wells Fargo Money Market Fund

                      Wells Fargo National Tax-Free Money Market Fund

                      Wells Fargo Treasury Plus Money Market Fund

                      Wells Fargo 100% Treasury Money Market Fund

                      Class A, Class B


                                                              September 30, 2004

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ..................................................    1
------------------------------------------------------------------------------
Money Market Overview ...................................................    2
------------------------------------------------------------------------------
Primary Investments .....................................................    4
------------------------------------------------------------------------------

Performance Highlights
------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ................................    5
   Government Money Market Fund .........................................    6
   Minnesota Money Market Fund ..........................................    7
   Money Market Fund ....................................................    8
   National Tax-Free Money Market Fund ..................................    9
   Treasury Plus Money Market Fund ......................................   10
   100% Treasury Money Market Fund ......................................   11
Fund Expenses ...........................................................   12
------------------------------------------------------------------------------

Portfolio of Investments
------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ................................   14
   Government Money Market Fund .........................................   23
   Minnesota Money Market Fund ..........................................   26
   Money Market Fund ....................................................   28
   National Tax-Free Money Market Fund ..................................   31
   Treasury Plus Money Market Fund ......................................   45
   100% Treasury Money Market Fund ......................................   46

Financial Statements
------------------------------------------------------------------------------
   Statement of Assets and Liabilities ..................................   48
   Statement of Operations ..............................................   50
   Statements of Changes in Net Assets ..................................   52
   Financial Highlights .................................................   60

Notes to Financial Highlights ...........................................   62
------------------------------------------------------------------------------
Notes to Financial Statements ...........................................   63
------------------------------------------------------------------------------
Other Information .......................................................   69
------------------------------------------------------------------------------
List of Abbreviations ...................................................   71
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             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDERS,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) semi-annual report for the six-month period ended September 30, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

RATES ON THE RISE
--------------------------------------------------------------------------------

      On June 30, 2004, the Federal Open Market Committee (the FOMC or the Fed) raised the federal funds target rate from 1% to 1.25%. By the end of September 2004, the federal funds rate was 0.50% higher, at 1.75%. Long-term yields trended lower, shrugging off these successive rate hikes.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Money market funds invest in short-term debt obligations, such as commercial paper, treasury bills, government agency securities and tax-free securities. The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year.

      Yield spreads between prime money-market instruments, federal agency securities and U.S. Treasury bills widened over the reporting period. While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising.

      For buyers of municipal variable-rate demand notes, massive supplies of new bond issuances, coupled with the rising fed funds rate, have helped keep spreads between weekly municipals and taxable issues at historically narrow levels.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to help achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ended September 30, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to the prior six-months. By September 30, 2004, the federal funds rate increased to 1.75%, while the 12-month London Interbank Offered Rate (LIBOR) increased to 2.43%, a spread of 0.68%. In contrast, on March 31, 2004, the federal funds rate was 1.00%, and the 12-month LIBOR was 1.35%, with a spread of only 0.35%.

      The Federal Open Market Committee (the FOMC or the Fed) stuck to its balanced approach to stimulating the economy by keeping the overnight federal funds rate constant at 1% during April and May 2004. However, increasing signs that the economic picture was improving triggered rate hikes of 0.25% starting in June 2004 and continuing over the following three months. The markets reacted to the rate hikes, with one-month rates increasing by 0.75% over the reporting period and one-year rates increasing by 1.07%.

      The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The amount of top-rated commercial paper outstanding fell by just over 2.1% during the second half of the year, from $1.20 trillion at the end of March 2004, to $1.18 trillion at the end of September 2004. This represents almost a 17% decline in issuance since the peak of $1.41 trillion in December 2000, and is reflected broadly over various sub-sectors, such as asset-backed commercial paper and directly placed commercial paper.

      Unlike the previous six months, the credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year, and for the first time since January 1998, Moody's reported no defaults on any of its rated securities. Additionally, many of the corporate accounting scandals and mutual fund trading investigations were resolved, leading to increased investor confidence and hopes that the worst of the corporate governance crisis was past. The only outstanding stresses to the credit market relate to some widely known, but fairly uneventful, issues with some of Government Sponsored Entities (GSEs); these are expected to be resolved shortly and, we believe, could leave the affected GSEs in a much stronger position.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between federal agency securities and prime money-market instruments widened in the first three months of the period and then narrowed after yielding as much as 0.20% less than the three-month LIBOR. The spread narrowed to less than 0.10% near the end of September 2004. Spreads between federal agency securities and U.S. Treasury bills also widened during this period to over 0.20% near the end of September 2004, after having traded at the same yield in June 2004.

      At the end of the quarter, the Office of Federal Housing Enterprise Oversight (OFHEO) issued its anticipated report on the Federal National Mortgage Association (Fannie Mae) about alleged irregularities in financial controls and accounting policies. Fannie Mae has agreed with OFHEO to boost its capital by 30% above the minimum within nine months. Estimates are that Fannie Mae will need to increase its capital by $4 to $5 billion during this period and is likely to use a combination of retaining its earnings and lowering its debt issuance. This will necessitate a contraction in its mortgage portfolio. We believe that these developments could prove to be positive for agency debt holders, as yield spreads narrow due to less supply and improved investor confidence. The senior debt ratings of Fannie Mae and other GSEs are stable at this time at triple-A ratings.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising. Some investors were buying short-maturity U.S. Treasury bills in the hopes of reinvesting at higher rates, while others were using the short maturity bills as a safe haven given election year terrorism fears. Recent strong buying by Central Banks combined with tactical short selling by the primary government securities dealers has increased demand for U.S. Treasuries, leading to higher prices. As of September 30, 2004, the six-month U.S. Treasury bill yielded 0.29% more than the three-month U.S. Treasury bill, whereas the yield differential at the end of March 2004 was just 0.05%.

      The extreme steepness of the yield curve in the U.S. Treasury bill market occurred just after the first tightening at the Fed's June meeting, when the pick-up from three- to six-month bills was 0.38%. Because the Fed reiterated it would tighten at a measured pace, that steepness backed off to just over 0.25% in September 2004.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      In the past six months, news in the municipal markets was dominated by the financial problems of the State of California as it faced a severe cash shortage. The State was able to avoid a crisis by issuing $11 billion in Economic

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Recovery Bonds. Rating agencies, in turn, raised California's ratings from triple-B to single-A. These financial problems won't go away, as many of the one-time measures that have been used to fill the budget deficit will expire over the next two years.

      For buyers of municipal variable rate demand notes, massive supplies of new bond issuances coupled with the rising federal funds rate have helped keep spreads between weekly municipals and taxable issues at historically narrow levels. Variable rate demand notes averaged 85% of the one-month LIBOR throughout the period, compared to the long-term historical average of 65%.

      There continue to be reasons for concern about the general quality of municipal credit. One of the issues that faced municipalities the past six months was their unfunded pension obligations. During the stock market bubble, rising equity values enabled municipalities to skip pension fund contributions and increase benefit payouts. Since the bubble burst, pension funds are no longer overvalued and these skipped payments and increased payouts have come to haunt municipalities. For example, the State of Illinois is now faced with approximately $45 billion in unfunded pension obligations. In addition to Illinois, the city of San Diego's ratings have recently been removed for, among other things, failing to properly disclose pension obligations.

      Lastly, municipalities have increased their use of swaps. Some are used appropriately as a form of creating synthetic fixed-rate securities as a cheaper alternative to regular fixed-rate bonds. Our fear is that some smaller issuers may be enhancing their investment returns by speculating in their use of these derivatives. We continue to monitor these issues looming over municipalities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The interest rate rise was widely anticipated and the measured pace of the tightening of rates by the Fed caused no market disruption. Fund yields were largely responsive to these increases in the federal funds rate, and the Wells Fargo Money Market Funds (the Funds) experienced minimal changes in assets. We believe the Funds were positioned to take advantage of the additional yield available in longer-term investments, while enjoying sensitivity to rate changes offered by shorter-term investments.

      THE VIEWS EXPRESSED ARE AS OF SEPTEMBER 30, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                                       Floating/  Mortgage-
                                                                 Certificates          Variable   and Other
Wells Fargo            U.S.                  U.S.                 of Deposit/            Rate       Asset-    Corporate
Money Market         Treasury  Repurchase Government  Commercial    Bankers     Time    Notes/      Backed     Notes/    Municipal
Fund Name           Securities Agreements Obligations   Paper     Acceptances Deposits   Bonds    Securities    Bonds   Obligations

100% Treasury           X

Treasury Plus           X          X

Government              X          X           X

Money Market            X          X           X          X            X         X         X          X           X

National Tax-Free                                                                                                            X

Minnesota                                                                                                                    X

California Tax-Free                                                                                                          X

--------------------------------------------------------------------------------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies.The chart does not identify all of the permitted investments for each Fund.

WELLSFARGO MONEY MARKET FUNDS                             PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                          01/01/92
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                   6-Month*    1-Year    5-Year    10-Year
Wells Fargo California Tax-Free Money Market Fund -- Class A        0.24        0.42      1.43      2.11

Benchmark

 iMoneyNet All State Specific California Money Fund Average(2)      0.28        0.50      1.57      2.46

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                 FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
      7-Day Current Yield                             0.87%

      7-Day Compound Yield                            0.88%

      30-Day Simple Yield                             0.74%

      30-Day Compound Yield                           0.74%

                FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
      Weighted Average Maturity                     39 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                             (6%)
Municipal Bonds                                       (10%)
Municipal Demand Notes                                (84%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (19%)
21-4 days                                             (63%)
15-29 days                                             (2%)
30-59 days                                             (3%)
60-89 days                                             (2%)
90-179 days                                            (1%)
180-269 days                                           (2%)
270+ days                                              (8%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.69%.

         Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8,1999,reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund,its predecessor fund. Effective at the close of business November 5,1999,the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Government Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                            11/16/87
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                           6-Month*            1-Year    5-Year    10-Year
Wells Fargo Government Money Market Fund - Class A          0.32                0.55      2.50      3.65

Benchmark

iMoneyNet First Tier Retail Money Fund Average(2)           0.27                0.46      2.67      4.52

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                 FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

   7-Day Current Yield                                1.08%

   7-Day Compound Yield                               1.09%

   30-Day Simple Yield                                0.97%

   30-Day Compound Yield                              0.98%


                FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                             39 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FHLB                                                   (9%)
FHLMC                                                 (18%)
FNMA                                                  (23%)
FFCB                                                   (5%)
Repurchase Agreements                                 (45%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (50%)
2-14 days                                              (7%)
15-29 days                                             (8%)
30-59 days                                             (6%)
60-89 days                                            (11%)
90-179 days                                           (16%)
180+ days                                              (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 1.08%.

         Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8,1999,reflects performance of the Service Class (formerly Single Class) shares,adjusted for expenses,of the Norwest Advantage U.S.Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S.Government Fund and the Stagecoach Government Money Market),its predecessor fund. Effective at the close of business November 5, 1999,the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities,U.S.other securities,repos,time deposits,domestic bank obligations,foreign bank obligations,first tier commercial paper,floating rate notes,and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Minnesota Money Market Fund (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal AMT, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                            8/14/00
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                         6-Month*    1-Year    Life of Fund
Wells Fargo Minnesota Money Market Fund -- Class A                        0.19        0.31      1.21

Benchmark

iMoneyNet All State Specific Minnesota Retail Money Fund Average(2)       0.22        0.48      1.51

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                 FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                   0.83%

7-Day Compound Yield                                  0.84%

30-Day Simple Yield                                   0.67%

30-Day Compound Yield                                 0.67%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                           38 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                                (90%)
Municipal Commercial Paper                             (3%)
Municipal Bonds                                        (7%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (34%)
2-14 days                                             (48%)
30-59 days                                             (3%)
90-179 days                                           (10%)
270+ days                                              (5%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses,which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.74%.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUND -- CLASS A AND CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                            07/01/92
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                   6-Month*     1-Year      5-Year   10-Year
Wells Fargo Money Market Fund - Class A                             0.27         0.46        2.50     3.70

Wells Fargo Money Market Fund - Class B                             0.05         0.10        1.87     3.04

Benchmark

iMoneyNet First Tier Retail Money Fund Average(2)                   0.27         0.46        2.67     4.52

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
                                    Class A           Class B
7-Day Current Yield                  0.97%             0.22%

7-Day Compound Yield                 0.98%             0.22%

30-Day Simple Yield                  0.88%             0.14%

30-Day Compound Yield                0.89%             0.14%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

Weighted Average Maturity                           38 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                      (45%)
Certificates of Deposit                                (5%)
Floating/Variable Rate Bonds/Notes                    (11%)
FHLMC                                                  (3%)
Repurchase Agreements                                 (22%)
Corporate Bonds                                        (5%)
Time Deposits                                          (9%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (26%)
2-14 days                                             (30%)
15-29 days                                             (7%)
30-59 days                                            (11%)
60-89 days                                            (17%)
90-179 days                                            (5%)
180+ days                                              (4%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses,which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders.Without these reductions,the Fund's 7-day current yield would have been 0.91% for the Class A shares and 0.16% for the Class B shares.

         Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8,1999,reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund,Stagecoach Prime Money Market Fund and the Stagecoach Money Market),its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8,1999,reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund,the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund),its predecessor fund. Effective at the close of business November 5,1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities,U.S.other securities,repos,time deposits,domestic bank obligations,foreign bank obligations,first tier commercial paper,floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                            08/03/93
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year     5-Year    10-Year
Wells Fargo National Tax-Free Money Market Fund -- Class A          0.25       0.45       1.69      2.39

Benchmark

iMoneyNet AllTax-Free Money Fund Average(2)                         0.28       0.52       1.76      2.65

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                   0.91%

7-Day Compound Yield                                  0.91%

30-Day Simple Yield                                   0.76%

30-Day Compound Yield                                 0.76%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                           30 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                                (78%)
Municipal Bonds                                        (9%)
Municipal Put Bonds                                    (2%)
Municipal Commercial Paper                            (11%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (22%)
2-14 days                                             (61%)
15-29 days                                             (2%)
30-59 days                                             (6%)
60-89 days                                             (2%)
90-179 days                                            (2%)
180-269 days                                           (1%)
270+ days                                              (4%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.91%.

         Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the period prior to July 28,2003,reflects performance of the Service Class shares of the Wells Fargo National Tax-Free Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5,1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet All Tax-Free Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the national tax-free retail,national tax-free institutional,state-specific retail and state-specific institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                             10/01/85
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                   6-Month*     1-Year   5-Year    10-Year
Wells Fargo Treasury Plus Money Market Fund - Class A               0.28         0.47     2.47      3.68

Benchmark

iMoneyNet Treasury & Repo Retail Money Fund Average(2)              0.24         0.40     2.49      4.28

91-Day U.S.Treasury Bill(3)                                         0.82         1.33     2.91      4.03

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE -- WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                   0.96%

7-Day Compound Yield                                  0.96%

30-Day Simple Yield                                   0.86%

30-Day Compound Yield                                 0.86%

               FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                           31 days

               PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                   (15%)
U.S. Treasury Notes                                   (15%)
U.S. Treasury Bonds                                    (3%)
Repurchase Agreements                                 (67%)

               MATURITY DISTRIBUTION(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                             (67%)
15-29 days                                             (2%)
30-59 days                                            (13%)
60-89 days                                             (3%)
90-179 days                                           (13%)
180+ days                                              (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.95%.

         Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to July 28,2003,reflects performance of the Service Class shares of the Wells Fargo Treasury Plus Money Market Fund,adjusted for Class A fees and expenses. Performance shown for periods prior to November 8,1999,reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund),its predecessor fund. Effective at the close of business November 5, 1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the period prior to October 1,1995, through September 6,1996,reflects performance of the Pacific American U.S.Treasury Portfolio,the predecessor portfolio. In July 1995,the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October
      1,1995, reflects performance of the shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S.Treasuries and repurchase agreements backed by the U.S.Treasury.

(3) Estimated monthly return (12th root of annualized discount rate),which is based on the discount rate quoted on the last business day of the month of 91-day U.S.Treasury Bills. These figures are calculated on a 365-day basis.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
WELLS FARGO 100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
   Dave Sylvester                             12/03/90
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

                                                                    6-Month*     1-Year   5-Year   10-Year
Wells Fargo 100% Treasury Money Market Fund - Class A                 0.26        0.41     2.35     3.50

Benchmark

iMoneyNet Treasury Retail Money Fund Average(2)                       0.24        0.41     2.56     4.28

91-Day U.S.Treasury Bill(3)                                           0.82        1.33     2.91     4.03

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE,WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS'WEB SITE --
WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO ANINVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                   0.91%

7-Day Compound Yield                                  0.91%

30-Day Simple Yield                                   0.84%

30-Day Compound Yield                                 0.85%

               FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                           58 days

               PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                  (100%)

               MATURITY DISTRIBUTION(4) (AS OF SEPTEMBER 30,2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                             (17%)
15-29 days                                            (19%)
30-59 days                                            (27%)
60-89 days                                            (16%)
90-179 days                                           (19%)
180269 days                                            (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.72%.

         Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8,1999,reflects performance of the Service Class (formerly Single Class) shares,adjusted for expenses,of the Norwest Advantage Treasury Fund,its predecessor fund. Effective at the close of business November 5,1999,the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S.Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate),which is based on the discount rate quoted on the last business day of the month of 91-day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                                     FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any); and exchange fees (if any), and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                              Beginning       Ending
                                                               Account       Account      Expenses     Net Annual
                                                                Value         Value      Paid During    Expense
                                                               3/31/04       9/30/04     the Period*     Ratio
Wells Fargo California Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,002.40      $  3.25        0.65%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.75      $  3.29        0.65%

Wells Fargo Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,003.20      $  3.26        0.65%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.75      $  3.29        0.65%

Wells Fargo Minnesota Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Minnesota Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,001.90      $  4.00        0.80%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.00      $  4.04        0.80%

Wells Fargo Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,002.70      $  3.81        0.76%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.20      $  3.84        0.76%

Wells Fargo Money Market Fund - Class B
Actual                                                       $   1,000.00   $ 1,000.50      $  6.00        1.20%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,019.00      $  6.06        1.20%

Wells Fargo National Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,002.50      $  3.25        0.65%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.75      $  3.29        0.65%

FUND EXPENSES                                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                               Beginning      Ending
                                                                Account      Account      Expenses      Net Annual
                                                                 Value        Value      Paid During     Expense
                                                                3/31/04      9/30/04     the Period*      Ratio
Wells Fargo Treasury Plus Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Treasury Plus Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,002.80      $  3.25        0.65%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.75      $  3.29        0.65%

Wells Fargo 100% Treasury Money Market Fund
-----------------------------------------------------------------------------------------------------------------
Wells Fargo 100% Treasury Money Market Fund - Class A
Actual                                                       $   1,000.00   $ 1,002.60      $  3.25        0.65%

Hypothetical (5% return before expenses)                     $   1,000.00   $ 1,021.75      $  3.29        0.65%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.36%
CALIFORNIA - 92.70%
$      100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
                 CALIFORNIA JEWISH COMMUNITY CENTER PROJECT ALLIED
                 IRISH BANK LOC  (RECREATIONAL FACILITIES REVENUE LOC)@+/-                 1.72%     11/15/2031   $        100,000
     6,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA HOUSING REVENUE  SERIES A SOCIETE GENERALE
                 LOC (HOUSING REVENUE LOC)@+/-                                             1.77      07/01/2008          6,000,000
     9,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                 CALIFORNIA MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED
                 BY FNMA (HOUSING REVENUE LOC)@+/-                                         1.72      09/15/2032          9,865,000
        20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                 SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                 REVENUE LOC)@+/-                                                          1.73      02/15/2033             20,000
     4,245,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTERREY APARTMENTS SERIES
                 B COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.75      05/15/2027          4,245,000
     8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE
                 FSA INSURED (OTHER REVENUE LOC)@+/-                                       1.72      09/01/2024          8,160,000
    13,000,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                 LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY FHLMC
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      09/01/2006         13,000,000
     3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                 SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)@+/-                1.77      02/01/2007          3,000,000
     3,740,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                 DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.78      12/01/2032          3,740,000
                 REVENUES SERIES C4 JPM LOC (POWER REVENUE LOC)@+/-
                 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL FACILITIES
                 REVENUE LOC)@+/-                                                          1.69      12/01/2027          2,420,000
     8,190,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                 UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES
                 REVENUE LOC)@+/-                                                          1.68      02/01/2032          8,190,000
    26,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                 UNIVERSITY SERIES S-4
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.67      11/01/2049         26,300,000
     6,805,000   CALIFORNIA HEALTH FACILITIES AUTHORITY REVENUE SCRIPPS HEALTH
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.60      10/01/2022          6,805,000
    34,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
                 REVENUE LOC)@+/-                                                          1.65      02/01/2023         34,000,000
     1,500,000   CALIFORNIA HFA REVENUE HOME MORTGAGE PROJECT SERIES X-1
                 (HOUSING REVENUE LOC)@+/-                                                 1.60      08/01/2015          1,500,000
     6,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2
                 (HOUSING REVENUE LOC)@+/-                                                 1.65      04/01/2005          6,000,000
     6,800,000   CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES F FSA INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.74      02/01/2034          6,800,000
     4,380,000   CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES U
                 (HOUSING REVENUE LOC)@+/-                                                 1.75      02/01/2017          4,380,000
     1,465,000   CALIFORNIA HFA REVENUE SERIES 112-A (HOUSING REVENUE LOC)@+/-             1.73      08/01/2026          1,465,000
    17,550,000   CALIFORNIA HFA REVENUE SERIES F (HOUSING REVENUE LOC)@+/-                 1.77      02/01/2033         17,550,000
     4,345,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                   1.69      06/01/2022          4,345,000
     6,500,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE
                 NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-            1.69      10/01/2023          6,500,000
     8,170,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                   1.71      09/01/2028          8,170,000
     7,320,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE LOC)@+/-                                                1.69      08/01/2021          7,320,000
    11,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 REVENUE J PAUL GETTY SERIES D (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.17      02/01/2005         11,800,000
     4,413,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                 PAUL GETTY SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                1.17      02/01/2005          4,413,000
    11,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY SERIES C (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@              1.17      02/01/2005         11,800,000
    10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.62      10/03/2005         10,000,000
    11,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                 GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-               1.62      10/03/2005         11,700,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    1,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SAN FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.68%     07/01/2032   $      1,300,000
     7,600,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.74      11/01/2026          7,600,000
    10,200,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR BORAX INC
                 PROJECT SERIES A (POLLUTION CONTROL REVENUE LOC)@+/-                      1.66      06/01/2010         10,200,000
    26,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                 GAS & ELECTRIC COMPANY
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.77      11/01/2026         26,000,000
     6,300,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                 RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT -
                 SERIES A (POLLUTION CONTROL REVENUE LOC)@+/-                              1.78      12/01/2024          6,300,000
    34,000,000   CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.00      07/06/2005         34,356,586
     5,150,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                 PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C
                 (LEASE REVENUE LOC)@+/-                                                   1.68      07/01/2022          5,150,000
     1,900,000   CALIFORNIA STATE DEPARTMENT OF  WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)@+/-               1.70      05/01/2022          1,900,000
    81,600,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES B-1 BANK OF NEW YORK LOC
                 (POWER REVENUE LOC)@+/-                                                   1.71      05/01/2022         81,600,000
    17,300,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C11 (ELECTRIC REVENUE LOC)@+/-                             1.70      05/01/2022         17,300,000
    91,740,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY
                 REVENUES SERIES C4 JPM LOC (POWER REVENUE LOC)@+/-                        1.70      05/01/2022         91,740,000
    49,550,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                 (ELECTRIC REVENUE LOC)@+/-                                                1.80      05/01/2022         49,550,000
     5,155,000   CALIFORNIA STATE DEPARTMENT WATER RESERVATION POWER SUPPLY
                 REVENUE RR II R 244 (POWER REVENUE LOC)+/-@                               1.72      05/01/2011          5,155,000
    21,585,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTER VALLEY PROJECT
                 REVENUE PUTTERS SERIES 127 FGIC INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.17      12/01/2022         21,585,000
     4,190,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                 PROJECT REVENUE SERIES R (WATER REVENUE LOC)@+/-                          1.72      12/01/2021          4,190,000
    14,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73      05/01/2022         14,000,000
     6,520,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3
                 (POWER REVENUE LOC)@+/-                                                   1.77      05/01/2022          6,520,000
     3,230,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT
                 US BANK NA LOC  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                  1.75      08/01/2027          3,230,000
     2,005,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 INDUSTRIAL DEVELOPMENT REVENUE SERRA MISSION PROJECT SERIES
                 A US BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.75      08/01/2027          2,005,000
    13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.75      07/01/2005         13,000,000
    13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.75      07/01/2005         13,000,000
    14,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.72      01/01/2012         14,000,000
    16,000,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-4
                 (SALES TAX REVENUE LOC)@+/-                                               1.71      07/01/2023         16,000,000
    30,800,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7
                 (SALES TAX REVENUE LOC)@+/-                                               1.72      07/01/2023         30,800,000
     4,950,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.70      07/01/2013          4,950,000
     4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
                 (OTHER REVENUE LOC)+/-@                                                   1.69      09/01/2024          4,995,000
     9,000,000   CALIFORNIA STATE FLOATER PA 315 FSA
                 INSURED (OTHER REVENUE LOC)@+/-                                           1.73      12/01/2018          9,000,000
    19,570,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
                 D AMBAC INSURED (LEASE REVENUE LOC)@+/-                                   1.72      12/01/2019         19,570,000
     6,425,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED
                 (OTHER REVENUE LOC)@+/-                                                   1.74      12/01/2032          6,425,000
    15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C@+/-                    1.76      01/20/2031         15,090,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS
                 SERIES R COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                 REVENUE LOC)@+/-                                                          1.73%     10/15/2030   $      3,985,000
    17,200,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-1
                 BANK OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.71      08/01/2034         17,200,000
    13,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-2
                 BANK OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@             1.71      09/15/2029         13,000,000
     6,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3
                 BANK OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.71      04/01/2025          6,000,000
     7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA
                 TERRACE SERIES DDD CITIBANK LOC@+/-                                       1.76      12/01/2036          7,060,000
    29,700,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)@+/-                  1.71      07/01/2034         29,700,000
     2,000,000   CALIFORNIA STATEWIDE CDA REVENUE CTFS PARTICIPATION
                 HOUSE EAR INSTITUTE JP MORGAN CHASE & COMPANY LOC
                 (LEASE REVENUE LOC)@+/-                                                   1.71      12/01/2018          2,000,000
    16,200,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00      06/30/2005         16,367,540
     7,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00      06/30/2005          7,375,496
    11,700,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
                 COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                               3.00      06/30/2005         11,821,001
     9,590,000   CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE
                 CHEVRON USA PROJECT CHEVRON CORPORATION LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      12/15/2024          9,590,000
     5,450,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                 REVENUE SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.71      04/20/2036          5,450,000
    10,000,000   CALIFORNIA TRANSPORTATION FINANCING AUTHORITY REVENUE
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.70      10/01/2027         10,000,000
    16,420,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                 BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                            1.73      10/15/2026         16,420,000
     3,330,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED
                 (TAX INCREMENTAL REVENUE LOC)@+/-                                         1.72      10/01/2019          3,330,000
     5,900,000   CENTRAL UNIVERSITY SCHOOL DISTRICT CA CTFS PARTICIPATION
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  3.50      01/01/2035          5,933,752
    14,000,000   CITY OF NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL
                 HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)@+/-                 1.76      10/01/2026         14,000,000
     5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS
                 PALOMAS ASSOCIATION PROJECT CITY NATIONAL BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.68      11/01/2015          5,100,000
     5,970,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.71      09/01/2027          5,970,000
    12,205,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                 (HOUSING REVENUE LOC)@+/-                                                 1.78      12/01/2010         12,205,000
     7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                 SERIES H COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.68      10/15/2029          7,200,000
     3,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER
                 APARTMENTS SERIES I COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.73      07/15/2032          3,300,000
    10,610,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE
                 GNMA DEL NORTE APARTMENTS A (HOUSING REVENUE LOC)@+/-                     1.68      10/01/2033         10,610,000
     2,000,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.60      08/01/2031          2,000,000
     2,390,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                 MBIA INSURED (OTHER REVENUE LOC)@+/-                                      1.72      02/01/2006          2,390,000
     4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                 PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                 (LEASE REVENUE LOC)+/-@                                                   1.72      09/01/2017          4,000,000
     9,300,000   EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED
                 (UTILITIES REVENUE LOC)@+/-                                               1.66      06/01/2025          9,300,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    9,155,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
                 CTFS SERIES A (WATER & SEWER REVENUE LOC)@+/-                             1.70%     07/01/2023   $      9,155,000
     4,900,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS
                 (HOUSING REVENUE LOC)@+/-                                                 1.66      09/01/2007          4,900,000
    12,500,000   FREMONT CA TRAN                                                           2.00      10/29/2004         12,509,177
     6,835,000   GARDEN GROVE CA HOUSING AUTHORITY MFHR FLOATS PT 1385
                 COLLATERALIZED BY GNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.73      03/23/2006          6,835,000
     1,750,000   GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                 (WATER REVENUE LOC)+/-@                                                   1.72      12/01/2022          1,750,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED
                 REMARKETED 03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                1.72      07/15/2014          4,000,000
     3,700,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES
                 A US BANK NA LOC (HOUSING REVENUE LOC)+/-@                                1.75      08/01/2032          3,700,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                 FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                              1.68      01/01/2025          1,000,000
     2,200,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS
                 SERIES A(PROPERTY TAX REVENUE LOC)@+/-                                    1.72      06/01/2033          2,200,000
    14,400,000   IRVINE CA IMPT BD ACT 1915 DISTRICT 85-7-I (SPECIAL TAX
                 REVENUE LOC)@+/-                                                          1.68      09/02/2011         14,400,000
     1,760,000   IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT
                 COMPANY PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.53      12/01/2005          1,760,000
     5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING
                 REVENUE LOC)@+/-                                                          1.68      12/01/2026          5,500,000
     4,450,000   LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A
                 LIVERMORE APARTMENTS PROJECT BANK OF AMERICA NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.75      11/01/2040          4,450,000
     2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651
                 (AIRPORT REVENUE LOC)@+/-                                                 1.73      05/15/2019          2,800,000
     2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
                 (AIRPORT REVENUE LOC)@+/-                                                 1.73      05/15/2020          2,135,000
    19,000,000   LONG BEACH CA TRAN (TAX REVENUE LOC)                                      1.50      10/04/2004         19,000,817
     7,140,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR SERIES
                 A ROWAN LOFTS PROJECT FNMA INSURED (HOUSING REVENUE LOC)@+/-              1.73      12/01/2034          7,140,000
    16,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                 REVENUE SERIES C-1 AMBAC INSURED (LEASE REVENUE LOC)@+/-                  1.68      08/15/2021         16,000,000
    16,600,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                 REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)@+/-                            1.68      08/15/2021         16,600,000
    14,820,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                 REVENUE SUBSERIES B-2 (LEASE REVENUE LOC)@+/-                             1.69      08/15/2021         14,820,000
    10,600,000   LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC REVENUE SERIES
                 143 MBIA INSURED (ELECTRIC PLANT REVENUE LOC)@+/-                         1.17      02/15/2024         10,600,000
     3,455,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A
                 (AIRPORT REVENUE LOC)                                                     5.50      08/01/2005          3,564,140
     6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                 RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
                 REVENUE LOC)@+/-                                                          1.72      11/01/2026          6,995,000
       100,000   LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A FHLB LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.75      08/01/2026            100,000
     5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                 AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                1.75      07/01/2015          5,300,000
    33,000,000   LOS ANGELES CA TRAN (TAX REVENUE LOC)                                     3.50      06/30/2005         33,490,585
     4,990,000   LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-                           1.71      01/01/2027          4,990,000
     4,985,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS
                 RR II R 4034 (SEWER REVENUE LOC)@+/-                                      1.72      06/01/2022          4,985,000
    10,000,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES
                 B FGIC INSURED (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-             1.15      12/01/2031         10,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.72%     07/01/2022   $      5,995,000
    10,595,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.72      07/01/2022         10,595,000
     1,478,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 873
                 (ELECTRIC REVENUE LOC)@+/-                                                1.69      07/01/2011          1,478,000
    38,300,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                 INSURED (WATER REVENUE LOC)@+/-                                           1.68      07/01/2035         38,300,000
    18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2016         18,670,000
    20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2021         20,200,000
    20,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2025         20,000,000
     3,000,000   LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      10/01/2031          3,000,000
     3,400,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.50      06/30/2005          3,447,104
     2,700,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      09/01/2030          2,700,000
     6,475,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY TAX
                 REVENUE REFUNDING SERIES A@+/-                                            1.70      07/01/2020          6,475,000
    24,950,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)@+/-            1.67      07/01/2023         24,950,000
    31,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C
                 (WATER REVENUE LOC)@+/-                                                   1.69      07/01/2027         31,600,000
    10,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                 (WATER REVENUE LOC)@+/-                                                   1.70      07/01/2020         10,000,000
    27,010,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)@+/-                       1.69      07/01/2030         27,010,000
     9,065,000   MILPITAS CA REDEVELOPMENT AGENCY@+/-                                      1.72      09/01/2021          9,065,000
    11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                 SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)@+/-                      1.70      10/01/2015         11,100,000
     5,620,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.69      09/01/2029          5,620,000
    14,550,000   MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT
                 SERIES F MBIA INSURED (POWER REVENUE LOC)@+/-                             1.71      07/01/2022         14,550,000
     2,700,000   MUNICIPAL SECS TRUST SERIES 2001 136 CL A (AIRPORT
                 REVENUE LOC)++@+/-                                                        1.80      12/06/2018          2,700,000
     2,400,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76      10/01/2026          2,400,000
    14,800,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76      10/01/2026         14,800,000
    14,687,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                 SERIES C-1(LEASE REVENUE LOC)@+/-                                         1.70      02/01/2025         14,687,000
     3,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 2 SERIES
                 (HOUSING REVENUE LOC)@+/-                                                 1.65      11/01/2009          3,500,000
    20,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
                 APARTMENT PROJECT SERIES C FHLMC LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      12/01/2029         20,600,000
     4,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE ISSUE G
                 SERIES 2 FNMA LOC (HOUSING REVENUE LOC)@+/-                               1.68      11/15/2028          4,900,000
     4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                 VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)@+/-                         1.68      11/15/2028          4,000,000
    15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT
                 PARK PLACE APARTMENTS ISSUE A FHLB INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.71      04/01/2024         15,400,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES
                 A FHLMC LOC (HOUSING REVENUE LOC)@+/-                                     1.68%     12/01/2006   $      9,000,000
    24,005,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO
                 CREEK PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                         1.67      11/01/2022         24,005,000
     8,049,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                 HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                 1.68      12/01/2022          8,049,000
     9,301,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER
                 88 SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)@+/-                 1.71      09/02/2018          9,301,000
    12,400,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
                 (LEASE REVENUE LOC)@+/-                                                   1.73      08/01/2030         12,400,000
    20,280,000   ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.70      08/01/2013         20,280,000
     3,050,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES 1995D AMBAC INSURED (PROPERTY
                 TAX REVENUE LOC)@+/-                                                      1.69      11/01/2014          3,050,000
     7,475,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)@+/-             1.69      11/01/2014          7,475,000
    12,400,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)@+/-             1.69      11/01/2014         12,400,000
    18,065,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                 (WATER REVENUE LOC)@+/-                                                   1.67      08/01/2042         18,065,000
     5,000,000   PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      02/01/2007          5,000,000
     4,995,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      05/01/2008          4,995,000
     7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      05/01/2010          7,285,000
     8,495,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                 INSURED (AIRPORT REVENUE LOC)@+/-                                         1.72      11/01/2021          8,495,000
     4,290,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                 2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)@+/-                        1.72      06/15/2020          4,290,000
     1,645,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                 REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH
                 BANK PLC LOC (PROPERTY TAX REVENUE LOC)@+/-                               1.71      07/01/2030          1,645,000
    22,400,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                 REVENUE SERIES A SOCIETE GENERALE LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      07/01/2006         22,400,000
     4,900,000   RIVERSIDE COUNTY CA IDA BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.70      06/01/2026          4,900,000
     9,560,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                 SERIES 2000-12 CLASS A (MUNICIPAL LOC)@+/-                                1.77      03/01/2034          9,560,000
    27,000,000   ROSEVILLE CA ELECTRIC SYSTEMS REVENUE CERTIFICATES PARTNERS
                 (ELECTRIC PLANT REVENUE LOC)@+/-                                          1.67      02/01/2024         27,000,000
    25,000,000   SACRAMENTO CA CITY UNION SCHOOL DISTRICT TAX & REVENUE ANTIC
                 NOTES 2003-04 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                 2.00      11/12/2004         25,026,955
     8,300,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                 (UTILITIES REVENUE LOC)@+/-                                               1.72      05/15/2020          8,300,000
    15,500,000   SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-                           1.68      07/01/2031         15,500,000
     7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                 SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                 1.73      05/15/2034          7,000,000
     6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS
                 PROJECT SERIES C COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.73      05/15/2029          6,300,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                 APARTMENTS SERIES A (HOUSING REVENUE LOC)@+/-                             1.73      02/15/2033          6,000,000
     7,600,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 REVENUE SUBORDINATE LIEN SACRAMENTO REGULATION C CREDIT
                 AGRICOLE INDOSUEZ LOC (SEWER REVENUE LOC)@+/-                             1.65      12/01/2030          7,600,000
    32,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                      3.00      07/11/2005         32,329,397

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
                 PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.68%     05/15/2029   $      6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                 SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                 1.68      05/15/2029          5,600,000
     3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY
                 FNMA (HOUSING REVENUE LOC)@+/-                                            1.77      06/01/2006          3,395,000
    14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.73      01/15/2033         14,825,000
    32,595,000   SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC
                 (HOUSING REVENUE LOC)@+/-                                                 1.72      03/01/2032         32,595,000
     8,100,000   SAN DIEGO CA MFHR COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      08/01/2014          8,100,000
    19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                 REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@                     1.70      05/15/2029         19,130,000
     5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING
                 AUTHORITY WATER REVENUE CLASS A (WATER REVENUE LOC)@+/-                   1.72      08/01/2012          5,430,000
    10,000,000   SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                     3.00      07/25/2005         10,112,845
     6,621,000   SAN DIEGO CA UNION SCHOOL DISTRICT FLOATERS SERIES 759 FSA
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.69      07/01/2026          6,621,000
    11,580,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                                  1.70      07/01/2022         11,580,000
     5,826,000   SAN DIEGO CALIFORNIA UNION SCHOOL DISTRICT SERIES 758
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.69      07/01/2027          5,826,000
     6,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL FACILITIES
                 REVENUE LOC)                                                              3.25      07/25/2005          6,789,059
     1,400,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE
                 REVENUE MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.67      04/01/2030          1,400,000
        95,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                 NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.73      11/01/2036             95,000
    10,690,000   SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                 CLEAN WATER MERLOTS SERIES B20 MBIA INSURED
                 (WATER & SEWER REVENUE LOC)@+/-                                           1.71      10/01/2022         10,690,000
     6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                 SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)@+/-                     1.69      08/01/2027          6,857,500
     8,690,000   SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE
                 FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-@                              1.70      11/15/2020          8,690,000
     2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                 PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-               1.68      10/01/2007          2,200,000
     6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                 INSURED (TAX INCREMENTAL REVENUE LOC)@+/-                                 1.70      02/01/2011          6,510,000
     6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                 INSURED (TAX INCREMENTAL REVENUE LOC)@+/-                                 1.70      08/01/2011          6,510,000
     5,600,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
                 COUNTRY PROJECT BNP PARIBAS LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.71      10/01/2020          5,600,000
     5,490,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                 (ELECTRIC REVENUE LOC)@+/-                                                1.70      07/01/2010          5,490,000
     2,130,000   SANTA CLARA CA ELECTRIC REVENUE SERIES B AMBAC INSURED
                 (ELECTRIC REVENUE LOC)@+/-                                                1.70      07/01/2010          2,130,000
     5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                 PROJECT SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                 REVENUE LOC)@+/-                                                          1.68      12/15/2025          5,900,000
    11,700,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                 SERIES E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
                 REVENUE LOC)@+/-                                                          1.72      11/15/2017         11,700,000
     6,150,000   SIMI VALLEY CA MFHR SERIES A
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.68      07/01/2023          6,150,000
     8,900,000   SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      06/01/2010          8,900,000
    37,500,000   SONOMA COUNTY CA TRAN (TAX REVENUE LOC)                                   3.00      10/13/2005         37,986,750
     9,300,000   SOUTHERN CA PUBLIC POWER AUTHORITY POWER REVENUE SERIES B
                 (ELECTRIC REVENUE LOC)@+/-                                                1.67      07/01/2009          9,300,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   25,300,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)@+/-                       1.67%     07/01/2019   $     25,300,000
     5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER
                 PEOJECT REVENUE SERIES PA 1172
                 (ELECTRIC PLANT REVENUE LOC)@+/-                                          1.70      07/01/2011          5,315,000
     5,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)@+/-            1.70      07/01/2021          5,000,000
     2,500,000   STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                 FACILITIES REVENUE LOC)@+/-                                               1.70      12/01/2032          2,500,000
     8,000,000   SULPHUR SPRINGS CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP
                 LEASE REVENUE LOC)@+/-                                                    1.67      03/01/2037          8,000,000
     1,400,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE
                 (HOSPITAL REVENUE LOC)@+/-                                                1.70      07/01/2033          1,400,000
     3,900,000   TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.70      12/01/2032          3,900,000
     8,850,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT
                 SOCIETE GENERALE LOC (LEASE REVENUE LOC)@+/-                              1.71      01/01/2031          8,850,000
     6,100,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                 INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                          1.69      09/01/2022          6,100,000
     7,750,000   VACAVILLE CA MFHR SYCAMORES APARTMENTS SERIES A
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      05/15/2029          7,750,000
     4,600,000   VALLEJO CA MFHR HILLSIDE TERRACE APARTMENTS SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.75      03/15/2027          4,600,000
     3,400,000   VERNON CA ELECTRIC SYSTEMS MALBURG PROJECT SERIES B
                 (ELECTRIC REVENUE LOC)@+/-                                                1.68      04/01/2033          3,400,000
     8,000,000   VERNON CA ELECTRIC SYSTEMS REVENUE MALBURG PROJECT
                 (ELECTRIC REVENUE LOC)@+/-                                                1.68      04/01/2033          8,000,000
     7,400,000   WESTERN MUNICIPAL WATER DISTRICT FACILITIES REVENUE SERIES A
                 (WATER REVENUE LOC)@+/-                                                   1.72      10/01/2032          7,400,000

                                                                                                                     2,293,223,704
                                                                                                                  ----------------
GUAM - 0.04%
     1,000,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SERIES A
                 (SALES TAX REVENUE LOC)                                                   5.25      11/01/2004          1,003,497
                                                                                                                  ----------------
OTHER - 1.95%
    17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS
                 CERTIFICATES AMBAC INSURED (OTHER REVENUE LOC)@+/-                        1.71      07/05/2006         17,995,000
    13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)@+/-                                      1.71      07/05/2006         13,176,000
    17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)++@+/-                                    1.75      05/07/2008         17,000,000

                                                                                                                        48,171,000
                                                                                                                  ----------------
PUERTO RICO - 1.67%
     7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                 COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                 (OTHER REVENUE LOC)@+/-                                                   1.72      10/01/2034          7,200,000
    10,000,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                 COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D)
                 FSA INSURED (TOLL ROAD REVENUE LOC)+/-@                                   1.72      07/01/2027         10,000,000
     5,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)@+/-            1.72      07/01/2038          5,000,000
     4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING
                 AUTHORITY SERIES 86 (SALES TAX REVENUE LOC)@+/-                           1.69      07/01/2015          4,995,000
     7,990,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44@+/-                           1.71      07/01/2029          7,990,000
     6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                 SERIES 416 FSA LOC (LEASE REVENUE LOC)@+/-                                1.69      07/01/2021          6,135,000

                                                                                                                        41,320,000
                                                                                                                  ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,383,718,201)                                                                  2,383,718,201
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 5.03%
$   16,800,000   PORT OF OAKLAND CALIFORNIA                                                1.16%     10/05/2004   $     16,800,000
    14,500,000   PORT OF OAKLAND CALIFORNIA                                                1.38      10/12/2004         14,500,000
    23,000,000   PORT OF OAKLAND CALIFORNIA                                                1.43      11/12/2004         23,000,000
    15,000,000   UNIVERSITY OF CALIFORNIA                                                  1.30      10/08/2004         15,000,000
    12,500,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/18/2004         12,500,000
     5,000,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/19/2004          5,000,000
     5,000,000   UNIVERSITY OF CALIFORNIA                                                  1.22      10/20/2004          5,000,000
    18,500,000   UNIVERSITY OF CALIFORNIA                                                  1.22      10/21/2004         18,500,000
    14,100,000   UNIVERSITY OF CALIFORNIA                                                  1.35      11/09/2004         14,100,000

TOTAL COMMERCIAL PAPER (COST $124,400,000)                                                                             124,400,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,508,118,201)*                      101.39%                                                               $  2,508,118,201
OTHER ASSETS AND LIABILITIES, NET            (1.39)                                                                   (34,341,802)
                                           -------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $  2,473,776,399
                                           -------                                                                ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 32.89%
FEDERAL HOME LOAN BANK - 1.33%
$   47,835,000   FHLB^                                                                     1.19%     10/15/2004   $     47,812,863
    75,000,000   FHLB^                                                                     1.59      10/22/2004         74,930,437
    17,000,000   FHLB^                                                                     1.81      12/29/2004         16,923,930

                                                                                                                       139,667,230
                                                                                                                  ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.13%
    17,287,000   FHLMC^                                                                    1.57      10/01/2004         17,287,000
    24,962,000   FHLMC^                                                                    1.14      10/05/2004         24,958,838
    23,900,000   FHLMC^                                                                    1.46      10/05/2004         23,896,123
    37,433,000   FHLMC^                                                                    1.05      10/12/2004         37,420,990
    75,000,000   FHLMC^                                                                    1.11      10/12/2004         74,974,562
    75,000,000   FHLMC^                                                                    1.14      10/18/2004         74,959,625
   100,000,000   FHLMC^                                                                    1.58      10/28/2004         99,881,500
   100,000,000   FHLMC^                                                                    1.57      11/09/2004         99,829,917
    50,000,000   FHLMC^                                                                    1.59      11/09/2004         49,913,875
    56,680,000   FHLMC^                                                                    1.45      11/16/2004         56,574,985
    92,327,000   FHLMC^                                                                    1.57      11/16/2004         92,141,782
    50,000,000   FHLMC^                                                                    1.58      11/22/2004         49,885,889
    40,900,000   FHLMC^                                                                    1.07      12/01/2004         40,826,193
    59,235,000   FHLMC^                                                                    1.63      12/01/2004         59,071,396
    40,000,000   FHLMC^                                                                    1.67      12/01/2004         39,886,811
    50,000,000   FHLMC^                                                                    1.10      12/06/2004         49,899,167
    53,607,000   FHLMC^                                                                    1.75      12/07/2004         53,432,405
    75,000,000   FHLMC^                                                                    1.84      12/21/2004         74,689,500
    97,000,000   FHLMC^                                                                    1.80      12/28/2004         96,573,200
    50,000,000   FHLMC^                                                                    1.57      01/05/2005         49,790,667
    45,800,000   FHLMC^                                                                    1.33      01/11/2005         45,627,410
    39,387,000   FHLMC^                                                                    1.74      01/11/2005         39,192,822
    50,000,000   FHLMC^                                                                    1.81      02/08/2005         49,673,194
    53,888,000   FHLMC^                                                                    1.85      02/15/2005         53,508,613
    88,831,000   FHLMC^                                                                    1.87      03/01/2005         88,134,244
    61,845,000   FHLMC^                                                                    1.96      03/08/2005         61,314,353
    75,000,000   FHLMC^                                                                    1.95      03/15/2005         74,329,687
    64,967,000   FHLMC^                                                                    2.06      03/29/2005         64,303,173
    48,057,000   FHLMC^                                                                    2.24      08/29/2005         47,064,249

                                                                                                                     1,689,042,170
                                                                                                                  ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.43%
    16,643,000   FNMA^                                                                     1.60      10/01/2004         16,643,000
    37,650,000   FNMA^                                                                     1.61      10/01/2004         37,650,000
    78,872,250   FNMA^                                                                     1.62      10/01/2004         78,872,250
    42,490,000   FNMA^                                                                     1.66      10/01/2004         42,490,000
    25,000,000   FNMA^                                                                     1.05      10/04/2004         24,997,823
    23,530,000   FNMA^                                                                     1.18      10/06/2004         23,526,144
    27,050,000   FNMA^                                                                     1.20      10/13/2004         27,039,180
    31,597,000   FNMA^                                                                     1.16      10/14/2004         31,583,821
    49,878,000   FNMA^                                                                     1.57      10/20/2004         49,836,671
    35,918,000   FNMA^                                                                     1.63      11/01/2004         35,867,585
    55,000,000   FNMA^                                                                     1.64      11/01/2004         54,922,328
    12,558,000   FNMA^                                                                     1.12      11/12/2004         12,541,591

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   50,000,000   FNMA^                                                                     1.56%     11/22/2004   $     49,887,333
   161,374,000   FNMA^                                                                     1.77      12/01/2004        160,891,380
    40,000,000   FNMA^                                                                     1.65      12/06/2004         39,879,000
    11,000,000   FNMA^                                                                     1.80      01/03/2005         10,948,300
    37,415,000   FNMA^                                                                     1.90      01/03/2005         37,229,380
    25,711,000   FNMA^                                                                     1.90      01/03/2005         25,583,445
    75,000,000   FNMA^                                                                     2.00      01/03/2005         74,608,333
    46,339,000   FNMA^                                                                     1.17      01/07/2005         46,191,410
    52,299,000   FNMA^                                                                     1.85      01/07/2005         52,035,616
    50,000,000   FNMA^                                                                     1.76      01/12/2005         49,748,938
    58,224,000   FNMA^                                                                     1.80      01/19/2005         57,903,768
    75,000,000   FNMA^                                                                     1.81      01/19/2005         74,585,208
    34,076,000   FNMA^                                                                     1.86      02/01/2005         33,859,447
   100,000,000   FNMA^                                                                     1.99      02/01/2005         99,320,083
   100,000,000   FNMA^                                                                     1.96      03/09/2005         99,136,542
    50,000,000   FNMA^                                                                     1.96      03/16/2005         49,549,264
    50,000,000   FNMA^                                                                     1.97      03/16/2005         49,546,958
    50,000,000   FNMA^                                                                     2.00      03/23/2005         49,519,444
    75,000,000   FNMA^                                                                     2.01      03/23/2005         74,275,563
    44,996,000   FNMA^                                                                     2.00      04/29/2005         44,471,047

                                                                                                                     1,615,140,852
                                                                                                                  ----------------
TOTAL AGENCY NOTES - DISCOUNT (COST $3,443,850,252)                                                                  3,443,850,252
                                                                                                                  ----------------
AGENCY NOTES - INTEREST BEARING - 23.91%
FEDERAL FARM CREDIT BANK - 5.46%
    47,500,000   FFCB                                                                      1.35      11/03/2004         47,502,153
   100,000,000   FFCB+/-                                                                   1.65      11/15/2004         99,997,532
   100,000,000   FFCB+/-                                                                   1.75      10/04/2005         99,969,333
   100,000,000   FFCB+/-@                                                                  1.73      12/14/2005         99,939,517
    50,000,000   FFCB+/-@                                                                  1.79      12/21/2005         49,968,666
    25,000,000   FFCB+/-@                                                                  1.77      04/26/2006         24,998,063
   100,000,000   FFCB+/-@                                                                  1.61      05/04/2006         99,983,956
    50,000,000   FFCB+/-@                                                                  1.56      06/02/2006         49,979,219

                                                                                                                       572,338,439
                                                                                                                  ----------------
FEDERAL HOME LOAN BANK - 8.31%
    25,000,000   FHLB                                                                      3.63      10/15/2004         25,023,939
    41,200,000   FHLB                                                                      2.00      11/15/2004         41,228,547
     8,300,000   FHLB                                                                      4.13      11/15/2004          8,327,569
    30,000,000   FHLB                                                                      1.55      12/08/2004         30,002,814
    33,750,000   FHLB                                                                      1.38      12/10/2004         33,753,032
    69,285,000   FHLB                                                                      2.13      12/15/2004         69,376,782
    20,000,000   FHLB                                                                      3.88      12/15/2004         20,103,262
    25,000,000   FHLB                                                                      4.13      01/14/2005         25,169,312
    47,000,000   FHLB                                                                      1.30      01/28/2005         46,996,621
    25,000,000   FHLB                                                                      1.32      02/18/2005         25,000,000
    10,000,000   FHLB                                                                      1.50      03/08/2005          9,975,564
   100,000,000   FHLB+/-                                                                   1.84      03/21/2005         99,998,091
    10,000,000   FHLB                                                                      1.31      04/22/2005          9,953,192
   100,000,000   FHLB+/-                                                                   1.76      04/25/2005         99,989,714

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$   50,000,000   FHLB+/-                                                                   1.75%     09/12/2005   $     49,976,248
   100,000,000   FHLB+/-                                                                   1.68      09/16/2005         99,965,000
   100,000,000   FHLB+/-                                                                   1.81      09/20/2005         99,959,906
    75,000,000   FHLB+/-                                                                   1.48      10/05/2005         74,960,013

                                                                                                                       869,759,606
                                                                                                                  ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.20%
    70,000,000   FHLMC                                                                     3.25      11/15/2004         70,165,924
   139,478,000   FHLMC                                                                     3.88      02/15/2005        140,677,177
    20,000,000   FHLMC+/-                                                                  1.54      10/07/2005         20,000,000

                                                                                                                       230,843,101
                                                                                                                  ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.94%
    50,000,000   FNMA                                                                      1.88      12/15/2004         50,047,635
    75,000,000   FNMA+/-                                                                   1.48      01/03/2005         74,995,161
   100,000,000   FNMA+/-                                                                   1.57      01/03/2005         99,993,545
   100,000,000   FNMA+/-                                                                   1.46      01/07/2005         99,989,340
   150,000,000   FNMA+/-                                                                   1.76      01/28/2005        149,987,732
    40,000,000   FNMA                                                                      7.13      02/15/2005         40,766,493
    27,000,000   FNMA                                                                      1.55      05/04/2005         26,892,996
    10,000,000   FNMA                                                                      1.61      05/13/2005          9,961,543
    18,500,000   FNMA                                                                      8.50      05/26/2005         18,684,158
   110,000,000   FNMA+/-                                                                   1.84      06/03/2005        109,999,955
   100,000,000   FNMA+/-                                                                   1.77      06/09/2005         99,990,722
    50,000,000   FNMA+/-                                                                   1.47      10/03/2005         49,967,200

                                                                                                                       831,276,480

                                                                                                                  ----------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,504,217,626)                                                          2,504,217,626
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 45.51%
    40,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,002,060)                        1.88      10/01/2004         40,000,000
 1,700,000,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,700,088,493)                     1.90      10/01/2004      1,700,000,000
   700,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $700,036,438)                                  1.90      10/01/2004        700,000,000
 1,943,962,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES  (MATURITY VALUE $1,944,063,193)                               1.90      10/01/2004      1,943,962,000
   300,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $300,016,849)                                  2.05      10/01/2004        300,000,000
    40,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $40,002,027)                     1.85      10/01/2004         40,000,000
    40,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $40,002,071)                                   1.89      10/01/2004         40,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,763,962,000)                                                                    4,763,962,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,712,029,878)*                     102.31%                                                               $ 10,712,029,878
OTHER ASSETS AND LIABILITIES, NET            (2.31)                                                                   (241,832,688)
                                           -------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $ 10,470,197,190
                                           -------                                                                ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 99.92%

MINNESOTA - 99.92%
$      100,000   ANOKA HENNEPIN MN INDEPENDENT SCHOOL DISTRICT NUMBER
                 11 SERIES B (PROPERTY TAX REVENUE LOC)                                    5.00%     02/01/2005   $        101,297
       400,000   BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
                 INDUSTRIAL REVENUE FIRSTAR BANK NA LOC (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)+/-@                                                          1.77      12/01/2014            400,000
     1,450,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
                 BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                            1.69      07/15/2030          1,450,000
       265,000   CENTENNIAL INDEPENDENT SCHOOL DISTRICT NUMBER 012
                 MINNESOTA SERIES A                                                        3.75      02/01/2005            267,290
     3,175,000   COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY
                 PROJECT SERIES A ABN AMRO BANK NV LOC (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)+/-@                                                          1.72      06/01/2020          3,175,000
       950,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED
                 BY FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                            1.67      05/01/2027            950,000
     1,020,000   DAKOTA COUNTY MN (PROPERTY TAX REVENUE LOC)                               4.00      02/01/2005          1,030,155
    2,750,000    DAKOTA COUNTY MN CDA MFHR REGATTA COMMONS PROJECT SERIES A
                 LASALLE BANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                1.87      01/01/2038          2,750,000
     4,175,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-@                                                          1.74      12/01/2022          4,175,000
     3,460,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                 MILLER DWAN MEDICAL CENTER (HEALTHCARE
                 FACILITIES REVENUE LOC)+/-@                                               1.77      06/01/2019          3,460,000
     3,650,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY
                 HOUSING REVENUE LOC)+/-@                                                  1.74      12/01/2029          3,650,000
     1,350,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE LOC)+/-@                                            1.75       0/01/2019          1,350,000
     2,200,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.67       2/01/2029          2,200,000
     3,205,000   FRIDLEY MN INDEPENDENT SCHOOL DISTRICT NUMBER 014
                 AID ANTICIPATION CTFS SERIES B (GENERAL OBLIGATION - SCHOOL
                 DISTRICTS LOC)                                                            2.75      09/30/2005          3,238,177
       700,000   GOLDEN VALLEY MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES
                 PROJECT BANK OF AMERICA NA LOC (HEALTHCARE
                 FACILITIES REVENUE LOC)+/-@                                               1.67      09/01/2014            700,000
       250,000   HENNEPIN COUNTY MN (PROPERTY TAX REVENUE LOC)                             4.25       2/01/2004            251,342
     1,700,000   HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                 STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.74      04/15/2035          1,700,000
     3,500,000   HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
                 ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                              1.50      03/18/2005          3,507,974
       965,000   MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                 REVENUE LOC)+/-@                                                          1.87      05/01/2006            965,000
       970,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                 REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-@                   1.77      05/01/2027            970,000
     1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT
                 (HOUSING REVENUE LOC)+/-@                                                 1.69      03/01/2029          1,620,000
     2,850,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.79      05/01/2023          2,850,000
     4,490,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR
                 MERLOTS 2003-B06 (POLLUTION CONTROL REVENUE LOC)+/-@                      1.74      03/01/2021          4,490,000
     1,500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES A
                 (OTHER REVENUE LOC)@                                                      6.10      03/01/2005          1,531,250
       225,000   MINNESOTA STATE                                                           5.00      10/01/2004            225,000
     4,000,000   MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-@                             1.74      01/01/2032          4,000,000
     1,750,000   MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-@                             1.62      01/01/2038          1,750,000
     4,270,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 ST THOMAS UNIVERSITY SERIES 5L
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                                  1.73      04/01/2027          4,270,000
     1,375,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.74      07/15/2032          1,375,000
       180,000   NORTH BRANCH MN INDEPENDENT SCHOOL DISTRICT NUMBER 138 SCHOOL
                 BUILDING SERIES A (PROPERTY TAX REVENUE LOC)                              2.00      02/01/2005            180,537

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MINNESOTA  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$      500,000   NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC
                 SYSTEMS REVENUE                                                           5.25%     01/01/2005   $        505,159
     3,000,000   ROCHESTER MN HEALTH CARE SERIES 88-F
                 (RABOBANK NEDERLAND LOC)+/-                                               1.35      11/18/2004          3,000,000
       650,000   ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOMES
                 CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-@                      1.77      10/01/2029            650,000
     5,820,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                 COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                  1.77      11/01/2022          5,820,000
     2,625,000   ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@             1.74      09/15/2031          2,625,000
     1,640,000   ST PAUL MN CAPITAL IMPROVEMENTS SERIES D                                  2.00      03/01/2005          1,646,788
     1,130,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
                 REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                 1.72      06/01/2015          1,130,000
       890,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
                 REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)+/-@                                                          1.72      03/01/2018            890,000
     2,175,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                 REVENUE SERIES A (WATER REVENUE LOC)+/-@                                  1.67      12/01/2012          2,175,000
     5,000,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                 PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
                 (HOUSING REVENUE LOC)+/-@                                                 1.77      05/01/2022          5,000,000
       500,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENT
                 REVENUE DOWNTOWN TAX DISTRICT (SALES TAX REVENUE LOC)                     6.25      02/01/2005            508,659
     1,300,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE
                 SERIES M DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-@                  1.77      03/01/2021          1,300,000
       740,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                 DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)+/-@                                          1.77      03/01/2012            740,000
       750,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                 DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)+/-@                                          1.67      03/01/2022            750,000
     1,945,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING
                 REVENUE SERIES R DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)+/-@                                          1.87      03/01/2022          1,945,000
     3,500,000   ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                 (TRANSPORTATION REVENUE LOC)+/-@                                          1.72      02/01/2015          3,500,000
     4,215,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                                  1.75      07/01/2021          4,215,000
                                                                                                                        94,983,628
                                                                                                                  ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $94,983,628)                                                                        94,983,628
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,983,628)*                          99.92%                                                               $     94,983,628
OTHER ASSETS AND LIABILITIES, NET             0.08                                                                          79,005
                                           -------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $     95,062,633
                                           -------                                                                ----------------

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 2.22%
$  150,000,000   FHLMC+/-                                                                  1.59%     02/04/2005   $    149,974,227

TOTAL AGENCY NOTES - INTEREST BEARING (COST $149,974,227)                                                              149,974,227
                                                                                                                  ----------------
AGENCY NOTES - DISCOUNT - 1.03%
    50,000,000   FHLMC^                                                                    1.72      12/28/2004         49,789,778
    20,155,100   FNMA^                                                                     1.61      10/01/2004         20,155,100

TOTAL AGENCY NOTES - DISCOUNT (COST $69,944,878)                                                                        69,944,878
                                                                                                                  ----------------
CERTIFICATES OF DEPOSIT - 5.24%
   110,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                  2.25      09/19/2005        109,978,916
    65,000,000   BNP PARIBAS NEW YORK                                                      1.50      11/19/2004         65,004,730
    45,000,000   CDC IXIS                                                                  1.40      11/04/2004         45,000,000
    30,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                       1.46      04/06/2005         29,999,693
    55,000,000   SVENSKA HANDELSBANKEN NEW YORK                                            1.49      05/04/2005         54,961,055
    50,000,000   SWEDBANK NEW YORK                                                         1.41      11/03/2004         49,999,548

TOTAL CERTIFICATES OF DEPOSIT (COST $354,943,942)                                                                      354,943,942
                                                                                                                  ----------------
COMMERCIAL PAPER - 43.80%
    50,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                         1.80      10/07/2004         49,985,000
   100,000,000   ALPINE SECURITIZATION CORPORATION^                                        1.50      10/04/2004         99,987,500
    60,821,000   AMSTEL FUNDING CORPORATION^                                               1.59      10/05/2004         60,810,255
   100,000,000   AMSTEL FUNDING CORPORATION^                                               1.81      12/30/2004         99,547,500
    51,653,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     1.57      10/07/2004         51,639,484
    60,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     1.71      12/17/2004         59,780,550
    50,000,000   AQUINAS FUNDING LLC^                                                      1.66      11/16/2004         49,893,944
    62,298,000   ATOMIUM FUNDING CORPORATION^                                              1.82      12/14/2004         62,064,936
    15,632,000   ATOMIUM FUNDING CORPORATION^                                              1.85      01/13/2005         15,548,456
    27,732,000   ATOMIUM FUNDING CORPORATION^                                              1.85      01/14/2005         27,582,363
    50,000,000   BLUE SPICE LLC^                                                           1.54      10/12/2004         49,976,472
    20,000,000   CC USA INCORPORATED^                                                      1.66      11/12/2004         19,961,267
    30,000,000   CC USA INCORPORATED^                                                      1.67      11/24/2004         29,924,850
    65,000,000   CCX LLC^                                                                  1.51      10/12/2004         64,970,010
    28,238,000   CEDAR SPRINGS CAPITAL COMPANY^                                            1.76      12/02/2004         28,152,408
    50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        1.22      10/08/2004         49,988,139
    35,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        1.58      10/20/2004         34,970,814
    25,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-                                      1.68      10/05/2005         24,999,794
    35,250,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-                                      1.72      10/06/2005         35,249,467
    20,000,000   CROWN POINT CAPITAL COMPANY^                                              1.85      01/20/2005         19,886,225
    25,000,000   DORADA FINANCE INCORPORATED^                                              1.51      10/12/2004         24,988,465
   100,000,000   FORTIS FUNDING LLC^                                                       1.74      12/07/2004         99,676,167
   100,000,000   FORTIS FUNDING LLC^                                                       1.74      12/08/2004         99,671,333
    75,000,000   GOVCO INCORPORATED^                                                       1.67      11/23/2004         74,815,604
    15,000,000   GRAMPIAN FUNDING LLC^                                                     1.66      11/19/2004         14,966,108
    60,000,000   GRAMPIAN FUNDING LLC^                                                     1.71      12/22/2004         59,766,300
    50,000,000   GRAMPIAN FUNDING LLC^                                                     2.12      03/24/2005         49,488,875
    80,000,000   IRISH LIFE & PERMANENT PLC^                                               1.72      12/16/2004         79,709,511
    95,000,000   IRISH LIFE & PERMANENT PLC^                                               1.75      12/22/2004         94,621,320
    65,000,000   LEGACY CAPITAL LLC^                                                       1.53      10/14/2004         64,964,088
   100,633,000   LEXINGTON PARKER CAPITAL CORPORATION^                                     1.21      10/12/2004        100,595,794
    60,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                     1.93      03/01/2005         59,514,283
    65,000,000   LIQUID FUNDING LIMITED+/-                                                 1.80      12/21/2004         65,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$   45,000,000   LIQUID FUNDING LIMITED+++/-                                               1.83%     09/22/2005   $     45,000,000
    40,000,000   MANE FUNDING CORPORATION^                                                 1.54      10/18/2004         39,970,911
    45,000,000   MORGAN STANLEY+/-                                                         1.86      03/10/2005         45,000,000
    60,000,000   MORTGAGE INTEREST NETWORKING TRUST^                                       1.73      11/30/2004         59,827,000
   113,500,000   NATIONWIDE BUILDING SOCIETY^                                              1.71      11/29/2004        113,181,916
    70,000,000   NEPTUNE FUNDING CORPORATION^                                              1.78      11/18/2004         69,833,867
    25,000,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                1.77      01/06/2005         24,880,771
    26,324,000   NIEUW AMSTERDAM RECEIVABLES^                                              1.74      11/24/2004         26,255,294
    60,000,000   NORTHERN ROCK PLC^                                                        1.73      11/26/2004         59,838,533
    94,600,000   PERRY GLOBAL FUNDING LLC^                                                 1.56      10/05/2004         94,583,603
   109,217,000   PERRY GLOBAL FUNDING LLC^                                                 1.53      10/13/2004        109,161,299
    31,450,000   PREFERRED RECEIVABLES FUNDING^                                            1.73      11/29/2004         31,360,831
    96,171,000   REGENCY MARKETS NUMBER 1 LLC^                                             1.80      12/07/2004         95,848,827
    50,000,000   SPINTAB AB^                                                               1.72      11/09/2004         49,906,833
    40,000,000   STADSHYPOTEK DELAWARE^                                                    1.51      10/07/2004         39,989,933
    41,000,000   TANGO FINANCE CORPORATION^                                                1.78      12/02/2004         40,874,312
    56,886,000   TRIPLE A ONE FUNDING CORPORATION^                                         1.55      10/08/2004         56,868,855
    23,151,000   WHITE PINE FINANCE LLC^                                                   1.14      10/15/2004         23,140,736
    82,596,000   WHITE PINE FINANCE LLC^                                                   1.16      10/15/2004         82,558,740
    33,931,000   WHITE PINE FINANCE LLC^                                                   1.68      11/29/2004         33,837,577

TOTAL COMMERCIAL PAPER (COST $2,964,617,120)                                                                         2,964,617,120
                                                                                                                  ----------------
CORPORATE BONDS & NOTES - 0.98%
    65,000,000   WAL-MART STORES                                                           5.01      06/01/2005         66,251,824

TOTAL CORPORATE BONDS & NOTES (COST $66,251,824)                                                                        66,251,824
                                                                                                                  ----------------
EXTENDABLE BONDS - 5.22%
   175,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   1.84      10/07/2005        175,004,207
   100,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              1.79      10/07/2005        100,000,000
    33,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                   1.90      10/11/2005         33,060,632
    45,000,000   NORTHERN ROCK PLC+++/-                                                    1.89      07/08/2005         45,000,000

TOTAL EXTENDABLE BONDS (COST $353,064,839)                                                                             353,064,839
                                                                                                                  ----------------
MEDIUM TERM NOTES - 7.01%
    70,000,000   AMERICAN EXPRESS CENTURION BANK+/-                                        1.74      05/13/2005         69,991,360
    41,600,000   BANK OF AMERICA SECURITIES+/-@                                            1.96      09/09/2034         41,600,000
    60,000,000   CC (USA) INCORPORATED++                                                   1.50      11/17/2004         60,000,000
    18,750,000   JOHN HANCOCK GLOBAL FUNDING II+++/-                                       1.70      12/04/2004         18,750,000
    10,000,000   K2 (USA) LLC++                                                            1.43      03/15/2005         10,000,000
   100,000,000   M&I MARSHALL & ILSLEY BANK                                                5.25      12/15/2004        100,762,214
   100,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                                    1.69      09/09/2005         99,966,903
    30,000,000   PREMIUM ASSET TRUST SERIES 04-08+++/-                                     1.77      10/14/2005         30,000,000
    18,333,333   STRATEGIC MONEY MARKET TRUST SERIES 1999-D+/-++                           2.15      06/03/2005         18,358,856
    25,000,000   WHITE PINE FINANCE LLC+++/-                                               1.61      12/01/2004         24,998,737

TOTAL MEDIUM TERM NOTES (COST $474,428,070)                                                                            474,428,070
                                                                                                                  ----------------
MUNICIPAL BONDS & NOTES - 0.01%
VARIABLE RATE DEMAND NOTES - 0.01%
       140,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-@                              1.84      12/15/2026            140,000
       160,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-@                              1.84      12/15/2026            160,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
VARIABLE RATE DEMAND NOTES (CONTINUED)
$      180,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-@                              1.84%     12/15/2026   $        180,000
       130,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96F+/-@                              1.84      12/15/2026            130,000
       265,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-@                              1.84      12/15/2026            265,000
        75,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-@                              1.94      12/15/2026             75,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $950,000)                                                                           950,000

TOTAL MUNICIPAL BONDS & NOTES (COST $950,000)                                                                              950,000
                                                                                                                  ----------------
PROMISSORY NOTES - 3.10%
   125,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                  1.88      06/06/2005        125,000,000
    85,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                       1.71      07/26/2005         85,000,000

TOTAL PROMISSORY NOTES (COST $210,000,000)                                                                             210,000,000
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 22.33%
   400,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $400,020,822)                    1.90      10/01/2004        400,000,000
   182,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $182,009,524)                    1.91      10/01/2004        182,000,000
   200,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $200,039,671)                    1.81      10/04/2004        200,000,000
   110,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $110,005,786)                    1.92      10/01/2004        110,000,000
    65,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $65,003,526)                     1.98      10/01/2004         65,000,000
     8,732,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $8,732,467)                      1.95      10/01/2004          8,732,000
    85,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102%
                 COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $85,004,471)                                              1.92      10/01/2004         85,000,000
   460,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $460,023,945)                       1.90      10/01/2004        460,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,510,732,000)                                                                    1,510,732,000
                                                                                                                  ----------------
TIME DEPOSITS - 9.04%
   142,000,000   CAISSE DES DEPOTS ET CONSIGNATIONS                                        1.77      10/06/2004        142,000,000
   100,000,000   DANSKE BANK AS CAYMAN                                                     1.79      10/07/2004        100,000,000
   128,000,000   DEUTSCHE BANK CAYMAN                                                      1.78      10/05/2004        128,000,000
   199,000,000   DEXIA BANK GRAND CAYMAN                                                   1.76      10/01/2004        199,000,000
    43,000,000   LLOYDS TSB BANK PLC LONDON                                                1.79      10/05/2004         43,000,000

TOTAL TIME DEPOSITS (COST $612,000,000)                                                                                612,000,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,766,906,900)*                       99.98%                                                               $  6,766,906,900
OTHER ASSETS AND LIABILITIES, NET             0.02                                                                       1,676,679
                                           -------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $  6,768,583,579
                                           -------                                                                ----------------

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 89.84%

ALABAMA - 0.22%
$    4,895,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY
                 REVENUE SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)@+/-                 1.73%     11/15/2029   $      4,895,000
                                                                                                                  ----------------
ALASKA - 3.63%
     1,340,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                 MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.30      06/01/2010          1,340,000
     7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                 HOUSING REVENUE MBIA INSURED (HOUSING REVENUE LOC)@+/-                    1.73      06/01/2026          7,495,000
     1,125,000   ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE
                 SERIES BB (OTHER REVENUE LOC)@+/-                                         1.84      06/01/2007          1,125,000
     6,340,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      06/01/2037          6,340,000
    35,950,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2037         35,950,000
    29,560,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2037         29,560,000

                                                                                                                        81,810,000
                                                                                                                  ----------------
ARIZONA - 0.53%
       400,000   ARIZONA STATE UNIVERSITY REVENUE SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      07/01/2034            400,000
     2,715,000   MARICOPA COUNTY AZ IDA MFHR REFUNDING LAS GARDENIAS APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE LOC)@+/-                                1.73      04/15/2033          2,715,000
     2,300,000   MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS PROJECT
                 SERIES A BANK OF CHERRY CREEK NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.73      11/15/2032          2,300,000
       815,000   MARICOPA COUNTY AZ IDA SFMR (HOUSING REVENUE LOC)@+/-                     1.78      09/01/2005            815,000
     5,615,000   PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.85      06/01/2007          5,615,000

                                                                                                                        11,845,000
                                                                                                                  ----------------
ARKANSAS - 0.11%
     2,420,000   ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SFMR SERIES II
                 COLLATERALIZED BY GNMA/FNMA (SINGLE
                 FAMILY HOUSING REVENUE LOC)@+/-                                           1.79      07/01/2033          2,420,000
                                                                                                                  ----------------
CALIFORNIA - 5.94%
    10,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SAN FRANCISCO BALLET ASSOCIATION
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.68      07/01/2032         10,500,000
     1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                 GAS & ELECTRIC COMPANY (INDUSTRIAL
                 DEVELOPMENT REVENUE LOC)@+/-                                              1.77      11/01/2026          1,000,000
     6,400,000   CALIFORNIA STATE DEPARTMENT OF  WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)@+/-               1.70      05/01/2022          6,400,000
    22,125,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES B-1 BANK OF NEW YORK LOC
                 (POWER REVENUE LOC)@+/-                                                   1.16      05/01/2022         22,125,000
     3,700,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY
                 REVENUES SERIES C4 JPM LOC (POWER REVENUE LOC)@+/-                        1.70      05/01/2022          3,700,000
     2,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73      05/01/2022          2,300,000
    29,300,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-4
                 (SALES TAX REVENUE LOC)@+/-                                               1.71      07/01/2023         29,300,000
    12,600,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7
                 (SALES TAX REVENUE LOC)@+/-                                               1.72      07/01/2023         12,600,000
     3,900,000   IRVINE CA IMPT BD ACT 1915 DISTRICT 85-7-I
                 (SPECIAL TAX REVENUE LOC)@+/-                                             1.68      09/02/2011          3,900,000
    15,000,000   LOS ANGELES CA SERIES L54J-REGULATION D@+/-                               1.15      06/30/2005         15,000,000
     7,950,000   METROPOLITAN WATER DISTRICT SOUTHERN CA
                 WATERWORKS REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.67      07/01/2023          7,950,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    5,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B
                 ALISO CREEK PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                   1.67%     11/01/2022   $      5,400,000
     5,700,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
                 (LEASE REVENUE LOC)@+/-                                                   1.28      08/01/2030          5,700,000
     1,100,000   SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      06/01/2010          1,100,000
     4,200,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE LLOYDS BANK LOC  (UTILITIES REVENUE LOC)@+/-                      1.67      07/01/2019          4,200,000
     2,738,000   US BANCORP PROJECT FUNDING TRUST SERIES A
                 (MUNICIPAL LOC)++@+/-                                                     1.77      01/01/2010          2,738,000

                                                                                                                       133,913,000
                                                                                                                  ----------------
COLORADO - 2.27%
     1,900,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.45      11/01/2020          1,900,000
     2,015,000   COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
                 249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)@+/-                       1.73      06/15/2014          2,015,000
     2,000,000   COLORADO HFA AMT MFHR PROJECT CLASS I SERIES B-3 COLLATERALIZED
                 BY FHLB (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                            1.73      10/01/2035          2,000,000
     9,300,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE
                 UNIVERSITY PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.74      01/01/2025          9,300,000
    17,800,000   MOFFAT COUNTY PCR PACIFICORP PROJECT@+/-                                  1.72      05/01/2013         17,800,000
    11,300,000   PITKIN COUNTY CO INDUSTRIAL DEVELOPMENT REVENUE ASPEN
                 SKIING PROJECT SERIES A BANK ONE NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      04/01/2016         11,300,000
     6,809,500   US BANCORP PROJECT FUNDING TRUST SERIES A
                 (DEPOSITORY INSTITUTIONS LOC)++@+/-                                       1.77      03/01/2010          6,809,500

                                                                                                                        51,124,500
                                                                                                                  ----------------
DELAWARE - 1.47%
    17,550,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY REVENUE BONDS
                 HOSPITAL BILLINGS SERIES C
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.71      12/01/2015         17,550,000
    15,600,000   KENT COUNTY STUDENT HOUSING REVENUE@+/-                                   1.69      07/01/2036         15,600,000

                                                                                                                        33,150,000
                                                                                                                  ----------------
FLORIDA - 3.98%
    12,100,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                 UNIVERSITY OF FLORIDA PROJECT SERIES A BNP PARIBAS LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.72      10/01/2032         12,100,000
     7,000,000   CAPITAL PROJECTS FINANCE AUTHORITY FL GLENRIDGE ON PALMER RANCH
                 SERIES C BANK OF SCOTLAND LOC (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                                  1.72      06/01/2012          7,000,000
     9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
                 BOARD OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED
                 (OTHER REVENUE LOC)+/-@                                                   1.75      07/01/2019          9,000,000
       730,000   ESCAMBIA COUNTY FL HOUSING FINANCE AUTHORITY SFMR
                 FLOATS PT 1228 (SINGLE FAMILY MORTGAGE REVENUE LOC)@+/-                   1.77      10/01/2031            730,000
     3,790,000   FLORIDA STATE CORRECTIONAL PRIVATIZATION COMMUNITY CTFS
                 PARTNERSHIP SERIES II R (JAIL FACILITIES REVENUE LOC)@+/-                 1.75      08/01/2025          3,790,000
     4,400,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE
                 FACILITIES REVENUE@+/-                                                    1.23      09/01/2023          4,400,000
     1,635,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                 FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75      05/01/2027          1,635,000
    15,800,000   PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES
                 PARTNERSHIP SERIES B (LEASE REVENUE LOC)@+/-                              1.72      08/01/2029         15,800,000
     5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                 NORTHERN TRUST COMPANY LOC (RECREATIONAL
                 FACILITIES REVENUE LOC)@+/-                                               1.75      05/01/2031          5,500,000
    11,400,000   POLK COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
                 MASTER LEASE PROGRAM SERIES A (LEASE REVENUE LOC)@+/-                     1.68      01/01/2028         11,400,000
    18,200,000   SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
                 (OTHER REVENUE LOC)@+/-                                                   1.70      07/01/2016         18,200,000

                                                                                                                        89,555,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
GEORGIA - 1.81%
$    5,300,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL
                 DEVELOPMENT REVENUE BLUE CIRCLE AGGREGATES INCORPORATED
                 DANSKE BANK LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                  1.75%     09/01/2009   $      5,300,000
     4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
                 AIRPORT REVENUE SERIES A) FGIC  INSURED
                 (AIRPORT REVENUE LOC)@+/-                                                 1.75      01/01/2030          4,270,000
     8,120,000   FULTON COUNTY GS DEVELOPMENT AUTHORITY REVENUE SERIES 960
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.73      05/01/2036          8,120,000
     5,290,000   FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.75      01/01/2020          5,290,000
     4,400,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY INDIVIDUAL
                 EXEMPT FACILITIES REVENUE SPOUT SPRINGS WATER LLC PROJECT
                 BANK OF AMERICA NA LOC (OTHER REVENUE LOC)@+/-                            1.75      04/01/2027          4,400,000
    13,440,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K
                 (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)@+/-                      1.79      06/01/2028         13,440,000

                                                                                                                        40,820,000
                                                                                                                  ----------------
HAWAII - 0.95%
     8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A
                 (HAWAII STATE HIGHWAY REVENUE) FSA INSURED
                 (TOLL ROAD REVENUE LOC)@+/-                                               1.75      07/01/2019          8,000,000
    13,500,000   HONOLULU HI CITY & COUNTY TAX REVENUE SERIES C FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)+/-@                                            1.18      12/01/2008         13,500,000

                                                                                                                        21,500,000
                                                                                                                  ----------------
IDAHO - 0.13%
     3,025,000   IDAHO HOUSING & FINANCIAL ASSISTANCE HOUSING REVENUE
                 BALMORAL APARTMENTS II DEVELOPMENT PROJECT US BANK NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.87      04/01/2033          3,025,000
                                                                                                                  ----------------
ILLINOIS - 7.13%
     5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.79      06/01/2021          5,000,000
     6,050,000   CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R_139 AMBAC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2022          6,050,000
     1,500,000   CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE
                 CARTON COMPANY PROJECT BANKERS TRUST COMPANY LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                                    1.83      06/01/2012          1,500,000
     5,435,000   CHICAGO IL PARK DISTRICT ROC RR SERIES II-R-4018 AMBAC INSURED
                 (STATE & LOCAL GOVERNMENT LOC)@+/-                                        1.75      01/01/2024          5,435,000
     1,340,000   CHICAGO IL PUBLIC BUILDING COMMERCIAL BUILDING REVENUE SERIES C
                 (LEASE REVENUE LOC)                                                       5.38      02/01/2005          1,357,616
     2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                 FGIC INSURED (LEASE REVENUE LOC)@+/-                                      1.75      12/01/2014          2,800,000
     5,700,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
                 (SALES TAX REVENUE LOC)@+/-                                               1.73      01/01/2027          5,700,000
     3,747,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.73      11/15/2028          3,747,000
     5,125,000   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                 FGIC INSURED (OTHER REVENUE LOC)+/-@                                      1.75      02/01/2019          5,125,000
    18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A
                 (COOK COUNTY IL SERIES C) AMBAC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      11/15/2025         18,025,000
     4,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A
                 (ILLINOIS STATE) FGIC INSURED (OTHER REVENUE LOC)@+/-                     1.75      02/01/2027          4,000,000
     2,935,000   ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE
                 GEMINI MOULDINGS PROJECT LASALLE BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      12/01/2028          2,935,000
     1,150,000   ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE NELSON GRAPHIC
                 INCORPORATED PROJECT LASALLE BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      05/01/2020          1,150,000
     2,000,000   ELMHURST IL INDUSTRIAL DEVELOPMENT REVENUE JOHN SAKASH
                 COMPANY INCORPORATED PROJECT LASALLE BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      02/01/2025          2,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$    4,980,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
                 HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE LOC)@+/-          1.77%     12/01/2021   $      4,980,000
       849,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH CHILDRENS
                 HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.69      06/01/2015            849,000
       190,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                 LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-@                1.70      03/01/2028            190,000
     4,895,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
                 UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
                 UNIVERSITY REVENUE LOC)@+/-                                               1.72      10/01/2032          4,895,000
    15,600,000   ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                 HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)@+/-                    1.71      11/01/2019         15,600,000
       700,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
                 LOC)@+/-                                                                  1.72      08/01/2026            700,000
     3,200,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                 CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.69      01/01/2016          3,200,000
     3,600,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE REVOLVING FUND
                 POOLED FINANCING BANK ONE NA LOC (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                                  1.71      08/01/2015          3,600,000
    19,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE SILVER CROSS
                 HOSPITAL & MEDICAL SERIES A FIFTH THIRD BANK LOC (HEALTHCARE
                 FACILITIES REVENUE LOC)@+/-                                               1.65      08/15/2026         19,000,000
     7,300,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR LAKESHORE
                 PLAZA SERIES A MBIA INSURED (MULTI-FAMILY HOUSING REVENUE
                 LOC)@+/-                                                                  1.71      07/01/2027          7,300,000
     1,325,000   ILLINOIS INDUSTRIAL DEVELOPMENT FINANCE AUTHORITY REVENUE
                 RECOVERY INCOME PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      06/01/2008          1,325,000
     7,530,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)@+/-                                                      1.77      05/01/2015          7,530,000
     4,500,000   ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                 SERIES SG-9 (SALES TAX REVENUE LOC)+/-@                                   1.73      06/15/2019          4,500,000
     6,800,000   LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT
                 MID-AMERICA FEDERAL SAVINGS & LOAN LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  2.15      12/01/2006          6,800,000
     6,000,000   ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      12/01/2004          6,000,000
     1,200,000   SCHAUMBERG IL MFHR WINDSONG APARTMENTS PROJECT
                 LASALLE NATIONAL BANK LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-          1.71      02/01/2024          1,200,000
     4,900,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)@+/-                     1.72      12/01/2034          4,900,000
     3,185,000   WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                 PROJECT ALLIED IRISH BANK PLC LOC
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      12/01/2032          3,185,000

                                                                                                                       160,578,616
                                                                                                                  ----------------
INDIANA - 1.97%
       300,000   INDIANA HFFA REVENUE CAPITAL ACCESS COMERICA BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.67      04/01/2013            300,000
     3,965,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES B FIFTH THIRD BANK LOC (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                                  1.77      10/01/2022          3,965,000
     4,500,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                 A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)@+/-                    1.67      12/01/2015          4,500,000
     2,000,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                 (TOLL ROAD REVENUE LOC)@+/-                                               1.74      12/01/2004          2,000,000
       750,000   INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE JEWISH FEDERATION
                 CAMPUS FIFTH THIRD BANK LOC (ECONOMIC DEVELOPMENT REVENUE
                 LOC)@+/-                                                                  1.67      04/01/2005            750,000
     8,700,000   INDIANAPOLIS IN MFHR CROSSING PARTNERS PROJECT AIG GUARANTY LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.90      03/01/2031          8,700,000
    14,135,000   RICHMOND IN HOSPITAL AUTHORITY REVENUE REID HOSPITAL & HEALTH
                 CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      1.72      01/01/2012         14,135,000
     9,980,000   WHITING IN ENVIRONMENTAL FACILITIES REVENUE BP PRODUCTS PROJECT
                 SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                         1.79      07/01/2034          9,980,000

                                                                                                                        44,330,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
IOWA - 1.39%
$    3,030,000   IOWA FINANCE AUTHORITY ECONOMIC DEVELOPMENT REVENUE
                 LASALLE BANK NA LOC (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                1.87%     03/01/2016   $      3,030,000
     6,100,000   IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST LUKE'S
                 HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.69      03/01/2018          6,100,000
     2,960,000   IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-            1.74      05/01/2031          2,960,000
     3,000,000   IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE UNIVERSITY
                 PROJECT FIRSTAR BANK LOC
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.77      07/01/2011          3,000,000
    10,530,000   IOWA FINANCE AUTHORITY SFHR CTFS SERIES N (SINGLE FAMILY
                 HOUSING REVENUE LOC)@+/-                                                  1.84      01/01/2008         10,530,000
     3,190,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
                 FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC (COLLEGE AND
                 UNIVERSITY REVENUE LOC)@+/-                                               1.77      10/01/2025          3,190,000
     2,615,000   OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE WILLIAM PENN
                 UNIVERSITY PROJECT US BANK NA LOC (PRIVATE SCHOOL REVENUE
                 LOC)@+/-                                                                  1.77      07/01/2020          2,615,000

                                                                                                                        31,425,000
                                                                                                                  ----------------
KANSAS - 0.74%
     9,500,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS OLATHE
                 APARTMENTS PROJECT SERIES X
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    2.40      11/25/2031          9,500,000
     5,885,000   LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)@+/-                      1.74      07/01/2026          5,885,000
     1,205,000   SEDGWICK & SHAWNEE COUNTIES KS SFHR FLOATS PT 1188 MERRILL LYNCH
                 CAPITAL SERVICES LOC (SINGLE FAMILY HOUSING REVENUE LOC)+/-@              1.80      12/01/2013          1,205,000

                                                                                                                        16,590,000
                                                                                                                  ----------------
KENTUCKY - 1.28%
    28,755,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                 SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)@+/-                   1.68      05/15/2023         28,755,000
                                                                                                                  ----------------
LOUISIANA - 1.38%
     5,000,000   ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
                 TAX SERIES A46 (SPECIAL TAX REVENUE LOC)@+/-                              1.72      07/15/2028          5,000,000
     2,170,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS PT 229
                 COLLATERALIZED BY GNMA FNMA (HOUSING REVENUE LOC)@+/-                     1.78      06/01/2007          2,170,000
     6,500,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.70      08/01/2007          6,500,000
     5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.75      05/15/2022          5,620,000
     5,740,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 REVENUE INTERNATIONAL MARINE TERM PROJECT SERIES B KREDITBANK
                 NV LOC (HARBOR DEPARTMENT REVENUE LOC)@+/-                                1.08      03/15/2006          5,740,000
     6,150,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 REVENUE INTERNATIONAL MARINE TERMINAL PROJECT SERIES A
                 KREDITBANK NV LOC (TRANSPORTATION REVENUE LOC)@+/-                        1.08      03/15/2006          6,150,000

                                                                                                                        31,180,000
                                                                                                                  ----------------

MARYLAND - 0.14%
     3,100,000   MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATE REVENUE US
                 PHARMACOPEIAL PROJECT-A (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-            1.76      07/01/2034          3,100,000
                                                                                                                  ----------------

MASSACHUSETTS - 2.66%
     7,495,000   MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)@+/-                1.70      12/01/2014          7,495,000
    14,800,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE HARVARD UNIVERSITY SERIES GG-1
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.67      07/01/2029         14,800,000
    14,000,000   MASSACHUSETTS STATE HEALTH AND EDUCATIONAL FACILITIES
                 AUTHORITY REVENUE@+/-                                                     1.67      11/01/2049         14,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS (CONTINUED)
$   18,600,000   MASSACHUSETTS STATE HFA HOUSING REVENUE SERIES F
                 (HOUSING REVENUE LOC)@+/-                                                 1.70%     12/01/2037   $     18,600,000
     5,000,000   MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE
                 B19 (OTHER REVENUE LOC)@+/-                                               1.72      01/01/2028          5,000,000

                                                                                                                        59,895,000
                                                                                                                  ----------------
MICHIGAN - 3.93%
     1,125,000   BIG RAPIDS MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)@          5.63      05/01/2005          1,164,964
     7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.75      05/01/2032          7,200,000
     2,255,000   DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA INSURED
                 (SEWER REVENUE LOC)@+/-                                                   1.74      07/01/2026          2,255,000
     6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC INSURED
                 (SEWER REVENUE LOC)@+/-                                                   1.75      07/01/2026          6,495,000
     1,000,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE
                 BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.77      02/15/2016          1,000,000
     8,900,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)@+/-          1.75      05/01/2023          8,900,000
    18,000,000   MICHIGAN MUNICIPAL AUTHORITY REVENUE
                 (STATE & LOCAL GOVERNMENTS LOC)                                           3.00      08/19/2005         18,226,585
     4,295,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE LOC)@+/-         1.75      10/15/2021          4,295,000
     3,500,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE SERIES I (TAX REVENUE
                 LOC)                                                                      5.00      10/15/2004          3,505,181
     1,700,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B (OTHER REVENUE
                 LOC)@+/-                                                                  1.68      09/15/2008          1,700,000
     8,700,000   MICHIGAN STATE GRANT SERIES A
                 (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)@+/-                      1.68      09/15/2008          8,700,000
     2,100,000   MICHIGAN STATE HIGHER EDUCATION LOAN REVENUE SERIES XII B AMBAC
                 INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                          1.71      10/01/2013          2,100,000
     7,600,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION
                 REVENUE NONPROFIT HOUSING CORPORATION VI
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      06/01/2025          7,600,000
     3,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY RENTAL HOUSING
                 REVENUE SERIES A MBIA INSURED (HOUSING REVENUE LOC)@+/-                   1.72      10/01/2037          3,500,000
    12,005,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE DETROIT
                 SYMPHONY PROJECT SERIES B MICHIGAN NATIONAL BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      06/01/2031         12,005,000

                                                                                                                        88,646,730
                                                                                                                  ----------------
MINNESOTA - 3.52%
       300,000   BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
                 INDUSTRIAL REVENUE FIRSTAR BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.77      12/01/2014            300,000
     2,095,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                 FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                               1.69      07/15/2030          2,095,000
     2,935,000   CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A              3.00      09/19/2005          2,972,570
     2,300,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                 FHLB (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                               1.67      05/01/2027          2,300,000
     1,950,000   DAKOTA COUNTY MN CDA MFHR REGATTA COMMONS PROJECT SERIES A
                 LASALLE BANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                1.87      01/01/2038          1,950,000
       300,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-            1.74      12/01/2022            300,000
     5,120,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                 LOC)+/-@                                                                  1.74      12/01/2029          5,120,000
     1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      10/01/2019          1,950,000
    10,880,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.67      12/01/2029         10,880,000
     1,200,000   GOLDEN VALLEY MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE
                 HOMES PROJECT BANK OF AMERICA NA LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.67      09/01/2014          1,200,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$    1,100,000   HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
                 MFHR STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74%     04/15/2035   $      1,100,000
     1,500,000   HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
                 ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                              1.50      03/18/2005          1,503,417
     4,215,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                 REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)@+/-                   1.77      05/01/2027          4,215,000
       850,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.79      05/01/2023            850,000
       500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.74      03/01/2021            500,000
    17,500,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                 PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                         3.00      09/02/2005         17,732,563
     2,450,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 ST THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES REVENUE
                 LOC)@+/-                                                                  1.73      04/01/2027          2,450,000
     1,745,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      07/15/2032          1,745,000
     2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.69      09/15/2031          2,865,000
     1,090,000   RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT NUMBER 239
                 SERIES A                                                                  3.00      09/19/2005          1,103,953
     2,375,000   ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.74      09/15/2031          2,375,000
       800,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                 REVENUE SERIES A (WATER REVENUE LOC)@+/-                                  1.67      12/01/2012            800,000
       755,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                 PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC  (HOUSING
                 REVENUE LOC)@+/-                                                          1.77      05/01/2022            755,000
     2,700,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                 DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)@+/-                           1.77      03/01/2021          2,700,000
       725,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                 DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.77      03/01/2012            725,000
     1,000,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE
                 SERIES Q DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.67      03/01/2022          1,000,000
     1,100,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE
                 SERIES R DEXIA CREDIT LOCAL DE FRANCE LOC
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.87      03/01/2022          1,100,000
     3,660,000   ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.72      02/01/2015          3,660,000
     2,950,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.75      07/01/2021          2,950,000

                                                                                                                        79,197,503
                                                                                                                  ----------------
MISSISSIPPI - 0.05%
     1,055,000   MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA
                 INSURED (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                          1.78      11/01/2029          1,055,000
                                                                                                                  ----------------
MISSOURI - 0.46%
     6,500,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITY REVENUE
                 NELSON GALLERY SERIES B (OTHER REVENUE LOC)@+/-                           1.72      12/01/2031          6,500,000
       145,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
                 FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.77      10/01/2009            145,000
     3,800,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
                 CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.77      10/01/2032          3,800,000

                                                                                                                        10,445,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MONTANA - 1.34%
$    5,000,000   ANACONDA DEER LODGE COUNTY MT ENVIRONMENTAL FACILITIES
                 REVENUE VARIABLE REFERENCE ARCO ANACONDA SMELTER
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.79%     10/01/2037   $      5,000,000
     8,625,000   FORSYTH MONT PCR PACIFICORPORATION PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.80      01/01/2018          8,625,000
     5,055,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2005          5,055,000
     5,695,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2009          5,695,000
     5,765,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2010          5,765,000

                                                                                                                        30,140,000
                                                                                                                  ----------------
NEBRASKA - 0.89%
    20,000,000   AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
                 NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE
                 LOC)@+/-                                                                  1.72      02/01/2014         20,000,000
                                                                                                                  ----------------
NEVADA - 1.38%
    19,100,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
                 (AIRPORT REVENUE LOC)@+/-                                                 1.67      07/01/2012         19,100,000
     5,970,000   CLARK COUNTY NV ROC RR SERIES II-R-1035 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      06/01/2021          5,970,000
     4,200,000   NEVADA HOUSING DIVISION MULTI UNIT HOUSING SERIES A US BANK
                 NA LOC (HOUSING REVENUE LOC)+/-@                                          1.73      04/01/2035          4,200,000
     1,800,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)@+/-           1.75      06/01/2020          1,800,000

                                                                                                                        31,070,000
                                                                                                                  ----------------
NEW JERSEY - 0.99%
    18,000,000   NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A
                 (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                            3.00      06/24/2005         18,194,399
     1,000,000   NEW JERSEY STATE TRANSIT CORPORATION CTFS (LEASE REVENUE LOC)             3.00      10/01/2004          1,000,000
     3,100,000   NJ STATE HFA FINANCING AUTHORITY REVENUE HOSPITAL CAPITAL ASSET
                 FINANCING (HOSPITAL REVENUE LOC)@+/-                                      1.70      07/01/2035          3,100,000

                                                                                                                        22,294,399
                                                                                                                  ----------------
NEW MEXICO - 0.49%
     1,170,000   ALBUQUERQUE NM INDUSTRIAL DEVELOPMENT REVENUE KARSTEN
                 COMPANY NEW MEXICO PROJECT SERIES A BANK ONE ARIZONA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.89      12/01/2017          1,170,000
     2,100,000   BLOOMFIELD NM HEALTHCARE FACILITIES REVENUE SERIES A LASALLE
                 NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-                 1.90      11/15/2010          2,100,000
     2,360,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL
                 BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-                          1.90      11/15/2010          2,360,000
     3,610,000   NEW MEXICO FINANCE AUTHORITY REVENUE PUBLIC PROJECT REVOLVING
                 FUND SERIES C (OTHER REVENUE LOC)                                         2.50      06/01/2005          3,631,010
     1,685,000   SILVER CITY NM SERIES A LASALLE NATIONAL BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.90      11/15/2010          1,685,000

                                                                                                                        10,946,010
                                                                                                                  ----------------
NEW YORK - 1.64%
    24,100,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE LOC)@+/-                  1.70      08/01/2020         24,100,000
    12,950,000   NEW YORK NY SUBSERIES H-2 (PROPERTY TAX REVENUE LOC)@+/-                  1.69      03/01/2034         12,950,000

                                                                                                                        37,050,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
NORTH CAROLINA - 0.62%
$    5,300,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE
                 (UTILITIES REVENUE LOC)@+/-                                               1.68%     03/01/2020   $      5,300,000
     8,705,000   MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)@+/-               1.70      02/01/2016          8,705,000

                                                                                                                        14,005,000
                                                                                                                  ----------------
NORTH DAKOTA - 0.58%
    10,100,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY REVENUE SERIES B
                 (HOUSING REVENUE LOC)@+/-                                                 1.71      01/01/2034         10,100,000
     2,900,000   WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY
                 OBLIGATION GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE
                 LOC)@+/-                                                                  1.77      07/01/2029          2,900,000

                                                                                                                        13,000,000
                                                                                                                  ----------------
OHIO - 2.46%
     1,800,000   AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)@+/-                         1.75      12/01/2020          1,800,000
     5,000,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON
                 SMITH BARNEY LOC (HOSPITAL REVENUE LOC)+/-@                               1.75      06/01/2017          5,000,000
     2,500,000   GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.74      06/15/2030          2,500,000
    19,500,000   HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE ELIZABETH
                 GAMBLE SERIES B JP MORGAN CHASE & COMPANY LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.39      06/01/2027         19,500,000
     5,250,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.72      09/01/2018          5,250,000
     6,295,000   OHIO STATE GO SERIES RR II-R 206 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      03/15/2015          6,295,000
     2,345,000   OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A
                 (LEASE REVENUE LOC)@+/-                                                   1.70      09/01/2027          2,345,000
       450,000   OHIO STATE SOLID WASTE REVENUE BP EXPLORATION & OIL PROJECT
                 (SOLID WASTE REVENUE LOC)@+/-                                             1.78      08/01/2034            450,000
     7,800,000   OHIO STATE SOLID WASTE REVENUE SOLID WASTE REVENUE BONDS
                 (BP EXPLORATION & OIL INC. PROJECT)
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      02/01/2033          7,800,000
       540,000   WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN
                 SERIES A (HEALTHCARE FACILITIES REVENUE LOC)@+/-                          1.65      07/01/2021            540,000
     2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE
                 CINCINNATI ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.89      09/01/2015          2,810,000
     1,160,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE
                 PAC MANUFACTURING PROJECT (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.87      12/01/2025          1,160,000

                                                                                                                        55,450,000
                                                                                                                  ----------------
OKLAHOMA - 0.88%
     7,400,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
                 NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-            1.75      10/01/2032          7,400,000
     1,700,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                 CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                 (NURSING HOME REVENUE LOC)@+/-                                            1.77      02/01/2012          1,700,000
     3,800,000   OKLAHOMA STATE HFA REVENUE SERIES 1327 MERRILL LYNCH
                 CAPITAL LOC (HOUSING REVENUE LOC)@+/-                                     1.78      03/01/2009          3,800,000
     6,310,000   OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT
                 BANK OF AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-            1.75      11/01/2018          6,310,000
       680,000   TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                 CLASS A SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2032            680,000

                                                                                                                        19,890,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
OREGON - 1.64%
$   32,000,000   OREGON STATE TAX ANTICIPATION NOTES                                       2.25%     11/15/2004   $     32,045,994
     4,995,000   TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      08/01/2019          4,995,000

                                                                                                                        37,040,994
                                                                                                                  ----------------

OTHER - 2.99%
     4,860,536   ABN AMRO LEASETOPS CTFS TR 2000-2 ABN AMRO BANK NV LOC
                 (OTHER REVENUE LOC)@+/-                                                   1.99      04/01/2005          4,860,536
    10,000,000   ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
                 INSURED (OTHER REVENUE LOC)++@+/-                                         1.75      12/06/2006         10,000,000
    15,420,000   ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2009         15,420,000
     8,160,000   MUNIMAE TRUST COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)@+/-           1.79      12/19/2005          8,160,000
        33,302   PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                 2002-1(LEASE REVENUE LOC)@+/-                                             1.94      07/19/2006             33,302
     3,395,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                 SERIES 2000-14 CLASS A (OTHER REVENUE LOC)@+/-                            1.84      06/01/2005          3,395,000
    25,435,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-          1.89      07/01/2041         25,435,000

                                                                                                                        67,303,838
                                                                                                                  ----------------
PENNSYLVANIA - 2.68%
    12,000,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.70      06/01/2030         12,000,000
     4,165,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                 REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)@+/-                      1.75      12/01/2015          4,165,000
     6,500,000   PHILADELPHIA PA SCHOOL DISTRICT REVENUE SERIES S
                 (PROPERTY TAX REVENUE LOC)                                                5.25      03/01/2005          6,612,995
    37,550,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE
                 (WATER REVENUE LOC)@+/-                                                   1.68      06/15/2023         37,550,000

                                                                                                                        60,327,995
                                                                                                                  ----------------
RHODE ISLAND - 0.75%
     1,000,000   RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
                 REVENUE (LEASE REVENUE LOC)@+/-                                           1.73      08/01/2005          1,000,000
    16,000,000   RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
                 REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A FLEET
                 NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-                 1.76      09/01/2032         16,000,000

                                                                                                                        17,000,000
                                                                                                                  ----------------
SOUTH CAROLINA - 1.92%
     5,900,000   CHARLESTON, SOUTH CAROLINA WATERWORKS AND SEWER REVENUE BONDS
                 SERIES 2003A@+/-                                                          1.72      01/01/2033          5,900,000
     6,500,000   PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC
                 REVENUE SUBSERIES B-3 (POWER REVENUE LOC)@+/-                             1.70      01/01/2034          6,500,000
    13,300,000   PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC REVENUE
                 SUBSERIES B-6 (POWER REVENUE LOC)@+/-                                     1.70      01/01/2031         13,300,000
     4,435,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-           1.75      02/01/2022          4,435,000
     3,035,000   SOUTH CAROLINA HOUSING FINANCE AND DEVELOPMENT AUTHORITY
                 MTG REVENUE SERIES L (HOUSING REVENUE LOC)@+/-                            1.84      07/01/2028          3,035,000
     4,520,000   SOUTH CAROLINA JOBS ECONOMIC DEVEVELOPMENT AUTHORITY
                 ZEUNA STAERKER USA INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.75      12/01/2018          4,520,000
     5,650,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                 (ELECTRIC REVENUE LOC)+/-@                                                1.73      01/01/2023          5,650,000

                                                                                                                        43,340,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SOUTH DAKOTA - 0.22%
$    4,900,000   LAWRENCE COUNTY SD SOLID WASTE DISPOSAL REVENUE HOMESTAKE
                 MINING COMPANY SERIES A CHASE MANHATTAN BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78%   07/01/2032     $      4,900,000
                                                                                                                  ----------------
TENNESSEE - 4.80%
     4,940,000   CHATTANOOGA TN ROC RR SERIES II-R-1026 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75    10/01/2022            4,940,000
     4,250,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                 FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA
                 NA LOC (OTHER REVENUE LOC)@+/-                                            1.76    07/01/2031            4,250,000
    23,735,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                 FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA
                 NA LOC (OTHER REVENUE LOC)@+/-                                            1.76    01/01/2033           23,735,000
    12,000,000   JACKSON TN ENERGY AUTHORITY WASTEWATER SYSTEM REVENUE FSA
                 INSURED (SEWER REVENUE LOC)@+/-                                           1.70    12/01/2022           12,000,000
    19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS@+/-                      1.70    01/01/2034           19,985,000
     1,995,000   METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
                 ENERGY (OTHER REVENUE LOC)@+/-                                            1.75    10/01/2022            1,995,000
    31,655,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                 REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)@+/-                1.76    04/01/2032           31,655,000
     4,418,000   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                 REVENUE SERIES 322 (HOSPITAL REVENUE LOC)@+/-                             1.79    11/15/2014            4,418,000
     3,345,000   TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H
                 (HOUSING REVENUE LOC)@+/-                                                 1.82    01/01/2021            3,345,000
     1,800,000   VOLUNTEER STATE STUDENT FUNDING CORPORATION TENNESSEE STUDENT
                 LOAN REVENUE SERIES A1 STATE STREET BANK & TRUST COMPANY LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.74    12/01/2023            1,800,000

                                                                                                                       108,123,000
                                                                                                                  ----------------
TEXAS - 8.34%
    25,200,000   AUSTIN TX AIRPORT SYSTEM REVENUE SERIES A LOC-MORGAN
                 GUARANTY TRUST (AIRPORT REVENUE LOC)@+/-                                  1.73    11/15/2017           25,200,000
     9,400,000   AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS
                 (UTILITIES REVENUE LOC)+/-@                                               1.76    11/15/2011            9,400,000
     7,600,000   CAMERON TX ED CORPORATION REVENUE DALLAS JEWISH COMMUNITY
                 FOUNDATION ALLIED IRISH BANK PLC LOC (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.73    12/01/2030            7,600,000
     3,370,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE ROCS II
                 R 268 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                            1.79    11/01/2033            3,370,000
     6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
                 RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)@+/-                          1.75    12/01/2026            6,000,000
     4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A
                 (AUSTIN TX ELECTRIC UTILITY SYSTEMS REVENUE) FSA INSURED
                 (POWER REVENUE LOC)+/-@                                                   1.75    11/15/2017            4,310,000
     3,000,000   HARRIS COUNTY TX (PROPERTY TAX REVENUE LOC)                               3.00    10/01/2004            3,000,000
     8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 REVENUE FLOATER CTFS SERIES 357 MBIA INSURED (HEALTHCARE
                 FACILITIES REVENUE LOC)@+/-                                               1.73    07/01/2029            8,982,500
     1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE
                 JR LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
                 LOC)@+/-                                                                  1.77    11/15/2030            1,900,000
     3,375,000   HOUSTON TEXAS GO (TAX REVENUE LOC)@+/-                                    1.25    03/01/2010            3,375,000
    13,700,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
                 RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)@+/-                   1.73    11/15/2029           13,700,000
     4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.73    02/15/2026            4,245,000
     6,700,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
                 (WATER & SEWER REVENUE LOC)@+/-                                           1.74    05/15/2025            6,700,000
     5,470,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
                 INSURED (WATER & SEWER REVENUE LOC)@+/-                                   1.73    12/01/2030            5,470,000
     3,770,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                 RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+/-@                    1.73    12/01/2023            3,770,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (CONTINUED)
$    2,265,000   IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73%     02/15/2012   $      2,265,000
     1,895,000   LOWER COLORADO RIVER AUTHORITY TEXAS ROCS - RR II R 4530@+/-              1.75      05/15/2022          1,895,000
       500,000   NORTH CENTRAL TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 REVENUE DALLAS JEWISH COMMUNITY FOUNDATION ALLIED IRISH BANK
                 PLC LOC (PRIVATE SCHOOL REVENUE LOC)@+/-                                  1.73      12/01/2030            500,000
     1,850,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                 JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)@+/-                  1.70      11/01/2026          1,850,000
     5,900,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)@+/-                      1.70      05/15/2033          5,900,000
     2,800,000   SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE
                 REVENUE PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE
                 LOC)@+/-                                                                  1.75      01/01/2017          2,800,000
     3,595,000   TEXAS STATE (TAX REVENUE LOC)                                             6.50      10/01/2004          3,595,000
    30,500,000   TEXAS STATE TRANSPORTATION                                                3.00      08/31/2005         30,888,982
    15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.78      11/15/2024         15,195,000
     5,560,000   TRAVIS COUNTY TX HFA SFMR SERIES 1287 COLLATERALIZED BY GNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.78      09/01/2018          5,560,000
     2,600,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.73      01/01/2012          2,600,000
     7,700,000   UNIVERSITY TEXAS UNIVERSITY REVENUES SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      08/15/2013          7,700,000

                                                                                                                       187,771,482
                                                                                                                  ----------------

UTAH - 1.97%
    19,365,000   SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERIES B
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      08/01/2007         19,365,000
    25,000,000   UTAH STATE BOARD OF REGENTS STUDENT LOAN REVENUE SERIES 1997R
                 AMBAC INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                    1.75      11/01/2031         25,000,000

                                                                                                                        44,365,000
                                                                                                                  ----------------

VIRGINIA - 0.40%
     9,000,000   VIRGINIA COMMONWEALTH TRANSPORTATION BOARD FEDERAL HIGHWAY
                 REIMBURSEMENT ANTIC NT REVENUE BOND                                       5.50      10/01/2004          9,000,000
                                                                                                                  ----------------

WASHINGTON - 4.19%
     5,223,500   ENERGY NORTHWEST WASHINGTON ELECTRIC REVENUE CTFS SERIES C FSA
                 INSURED (ELECTRIC REVENUE LOC)@+/-                                        1.77      01/01/2010          5,223,500
    17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A
                 BANK OF AMERICA NA LOC (WATER REVENUE LOC)@+/-                            1.73      02/15/2021         17,350,000
     2,500,000   KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2015          2,500,000
     2,465,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 403 RENTON
                 (PROPERTY TAX REVENUE LOC)                                                4.50      06/01/2005          2,512,956
     5,285,000   KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                 II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)@+/-                      1.75      12/01/2017          5,285,000
     1,900,000   SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                 INSURED (UTILITIES REVENUE LOC)@+/-                                       1.68      12/01/2019          1,900,000
     2,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE ACE TANK PROJECT US BANK NA LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.79      11/01/2018          2,000,000
     5,500,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.80      09/30/2030          5,500,000
     4,225,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE PIONEER HUMAN SERVICES PROJECT H
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      09/01/2018          4,225,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$    4,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 SOLID WASTE DISPOSAL REVENUE WASTE MANAGEMENT INCORPORATED
                 PROJECT SERIES D (POLLUTION CONTROL REVENUE LOC)@+/-                      1.75%     07/01/2027   $      4,000,000
    18,700,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                 PROVIDENCE SERVICES SERIES A (HOSPITAL REVENUE LOC)@+/-                   1.72      12/01/2030         18,700,000
     8,500,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR COUNTRY CLUB
                 APTS SERIES A US BANK NA LOC (HOUSING REVENUE LOC)@+/-                    1.87      08/01/2032          8,500,000
     3,140,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                 MEADOWS APARTMENTS PROJECT SERIES A INSURED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      07/15/2033          3,140,000
     1,000,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR MILL POINT
                 APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.87      01/01/2030          1,000,000
     1,700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                 TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.77      06/01/2032          1,700,000
     4,995,000   WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
                 LOC)@+/-                                                                  1.74      01/01/2013          4,995,000
     1,700,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                 NO 1 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2
                 INSURED BY AMBAC (ELECTRIC REVENUE LOC)@+/-                               1.72      01/01/2005          1,700,000
       300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR
                 PROJECT NO 2 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 CMC3 INSURED BY AMBAC (ELECTRIC REVENUE LOC)@+/-                          1.72      07/01/2007            300,000
     1,140,000   YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE LONGVIEW FIRE
                 COMPANY PROJECT BANK OF AMERICA NA & SA LOC (OTHER REVENUE
                 LOC)@+/-                                                                  1.82      01/01/2018          1,140,000
     2,700,000   YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY
                 PROCESSING PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75      02/01/2015          2,700,000

                                                                                                                        94,371,456
                                                                                                                  ----------------
WISCONSIN - 2.85%
     5,450,000   CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      04/01/2019          5,450,000
    20,500,000   KENOSHA WI SCHOOL DISTRICT NUMBER 001                                     3.00      09/26/2005         20,755,430
    28,400,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES I FSA INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.75      09/01/2032         28,400,000
     5,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL@+/-                                  1.69      08/15/2016          5,000,000
     2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE
                 LOC)@+/-                                                                  1.77      11/01/2017          2,400,000
     2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)@+/-                 1.73      05/01/2012          2,100,000

                                                                                                                        64,105,430
                                                                                                                  ----------------
WYOMING - 0.13%
     3,000,000   SWEETWATER COUNTY WY ENVIRONMENT IMPROVEMENT REVENUE BONDS
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.77      11/01/2025          3,000,000
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,023,749,953)                                                                  2,023,749,953
                                                                                                                  ----------------
COMMERCIAL PAPER - 11.11%
     9,550,000   CUYAHOGA COUNTY OH                                                        1.33      01/27/2005          9,550,000
     8,500,000   HARRIS COUNTY HOSPITAL                                                    1.60      02/08/2005          8,500,000
     8,800,000   HOUSTON TX SERIES B                                                       1.15      10/21/2004          8,800,000
     9,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 1.35      10/26/2004          9,000,000
     5,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY                                      1.15      10/04/2004          5,000,000
    13,000,000   LAS VEGAS VALLEY WATER                                                    1.16      10/07/2004         13,000,000
    13,473,000   LINCOLN NEBRASKA ELECTRIC                                                 1.14      10/05/2004         13,473,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$   10,000,000   MARYLAND HEALTH & HIGHER EDUCATION                                        1.20%     10/19/2004   $     10,000,000
     8,600,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.40      10/19/2004          8,600,000
    18,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.38      11/17/2004         18,000,000
    20,068,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.35      11/18/2004         20,068,000
    20,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.40      12/09/2004         20,000,000
     8,400,000   NORTH CAROLINA CAPITAL FACILITIES                                         1.50      11/17/2004          8,400,000
     6,500,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.08      10/07/2004          6,500,000
    22,000,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.43      11/12/2004         22,000,000
     6,000,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.38      11/17/2004          6,000,000
     2,100,000   ROCHESTER MN HEALTH CARE                                                  1.15      10/13/2004          2,100,000
     4,500,000   ROCHESTER MN HEALTH CARE                                                  1.15      10/13/2004          4,500,000
     7,000,000   ROCHESTER MN HEALTH CARE                                                  1.37      11/08/2004          7,000,000
     2,000,000   ROCHESTER MN HEALTH CARE                                                  1.23      11/09/2004          2,000,000
     6,500,000   ROCHESTER MN HEALTH CARE                                                  1.35      11/16/2004          6,500,000
     5,000,000   TEXAS TECHNICAL UNIVERSITY                                                1.35      10/12/2004          5,000,000
    24,755,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/14/2004         24,755,000
    11,500,000   WISCONSIN STATE HEALTH & EDUCATIONAL
                 FACILITIES AUTHORITY REVENUE                                              1.40      10/13/2004         11,500,000

TOTAL COMMERCIAL PAPER (COST $250,246,000)                                                                             250,246,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,273,995,953)*                      100.95%                                                               $  2,273,995,953
OTHER ASSETS AND LIABILITIES, NET            (0.95)                                                                    (21,433,104)
                                            ------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $  2,252,562,849
                                            ------                                                                ----------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 33.14%
US TREASURY BILLS - 15.33%
$  100,000,000   US TREASURY BILL^                                                         1.07%     10/21/2004   $     99,940,556
   125,000,000   US TREASURY BILL^                                                         1.38      11/26/2004        124,732,639
   125,000,000   US TREASURY BILL^                                                         1.75      03/03/2005        124,072,969
    75,000,000   US TREASURY BILL^                                                         1.88      03/24/2005         74,320,312
   125,000,000   US TREASURY BILL^                                                         1.91      03/24/2005        123,849,062
    75,000,000   US TREASURY BILL^                                                         1.95      03/31/2005         74,266,573

                                                                                                                       621,182,111
                                                                                                                  ----------------
US TREASURY BONDS - 2.60%
   103,845,000   US TREASURY BOND                                                         11.63      11/15/2004        105,156,815
                                                                                                                  ----------------
US TREASURY NOTES - 15.21%
   125,000,000   US TREASURY NOTE                                                          2.13      10/31/2004        125,107,362
   190,000,000   US TREASURY NOTE                                                          5.88      11/15/2004        191,097,782
   100,000,000   US TREASURY NOTE                                                          2.00      11/30/2004        100,120,413
   150,000,000   US TREASURY NOTE                                                          1.75      12/31/2004        150,142,065
    50,000,000   US TREASURY NOTE                                                          1.63      01/31/2005         50,013,642

                                                                                                                       616,481,264
                                                                                                                  ----------------
TOTAL US TREASURY SECURITIES (COST $1,342,820,190)                                                                   1,342,820,190
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 66.71%
    50,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $50,002,329)                     1.70      10/01/2004         50,000,000
   700,000,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $700,034,137)                    1.78      10/01/2004        700,000,000
    40,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,001,981)                        1.75      10/01/2004         40,000,000
    63,434,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $63,436,920)                                   1.68      10/01/2004         63,434,000
   900,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $900,042,904)                                  1.74      10/01/2004        900,000,000
   800,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES MATURITY VALUE $800,038,137)                        1.74      10/01/2004        800,000,000
   150,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $150,007,068)                                  1.72      10/01/2004        150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,703,434,000)                                                                    2,703,434,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,046,254,190)*                       99.85%                                                               $  4,046,254,190
OTHER ASSETS AND LIABILITIES, NET             0.15                                                                       6,168,926
                                            ------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $  4,052,423,116
                                            ------                                                                ----------------

^   ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
    MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 100.12%

US TREASURY BILLS - 100.12%
$   81,605,000   US TREASURY BILL^                                                         1.52%     10/07/2004   $     81,584,395
   200,000,000   US TREASURY BILL^                                                         1.54      10/07/2004        199,948,833
   100,000,000   US TREASURY BILL^                                                         1.03      10/14/2004         99,962,986
    50,000,000   US TREASURY BILL^                                                         1.06      10/14/2004         49,980,951
   100,000,000   US TREASURY BILL^                                                         1.53      10/14/2004         99,944,750
   150,000,000   US TREASURY BILL^                                                         1.61      10/21/2004        149,866,250
   100,000,000   US TREASURY BILL^                                                         1.42      10/28/2004         99,893,875
   100,000,000   US TREASURY BILL^                                                         1.43      10/28/2004         99,892,750
   225,000,000   US TREASURY BILL^                                                         1.60      10/28/2004        224,730,000
   125,000,000   US TREASURY BILL^                                                         1.44      11/04/2004        124,830,000
   100,000,000   US TREASURY BILL^                                                         1.47      11/04/2004         99,861,639
   100,000,000   US TREASURY BILL^                                                         1.47      11/12/2004         99,829,083
    75,000,000   US TREASURY BILL^                                                         1.62      11/12/2004         74,858,688
   100,000,000   US TREASURY BILL^                                                         1.33      11/18/2004         99,822,667
    50,000,000   US TREASURY BILL^                                                         1.44      11/18/2004         49,904,000
   100,000,000   US TREASURY BILL^                                                         1.47      11/18/2004         99,804,667
    75,000,000   US TREASURY BILL^                                                         1.38      11/26/2004         74,839,583
   100,000,000   US TREASURY BILL^                                                         1.51      11/26/2004         99,765,111
    75,000,000   US TREASURY BILL^                                                         1.40      12/02/2004         74,819,813
   150,000,000   US TREASURY BILL^                                                         1.58      12/02/2004        149,591,833
    16,000,000   US TREASURY BILL^                                                         1.59      12/09/2004         15,951,240
    89,625,000   US TREASURY BILL^                                                         1.63      12/09/2004         89,345,855
    75,000,000   US TREASURY BILL^                                                         1.73      12/16/2004         74,726,875
   100,000,000   US TREASURY BILL^                                                         1.57      12/23/2004         99,639,181
   100,000,000   US TREASURY BILL^                                                         1.68      12/30/2004         99,581,250
   100,000,000   US TREASURY BILL^                                                         1.75      01/20/2005         99,461,958
   100,000,000   US TREASURY BILL^                                                         1.74      01/27/2005         99,429,667
   125,000,000   US TREASURY BILL^                                                         1.77      01/27/2005        124,276,840
    60,325,000   US TREASURY BILL^                                                         1.82      02/10/2005         59,922,431
   100,000,000   US TREASURY BILL^                                                         1.86      03/10/2005         99,173,333
    75,000,000   US TREASURY BILL^                                                         1.95      03/31/2005         74,266,573

                                                                                                                     3,089,507,077
                                                                                                                  ----------------
TOTAL US TREASURY SECURITIES (COST $3,089,507,077)                                                                   3,089,507,077
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,089,507,077)*                      100.12%                                                               $  3,089,507,077

OTHER ASSETS AND LIABILITIES, NET            (0.12)                                                                     (3,622,088)
                                            ------                                                                ----------------
TOTAL NET ASSETS                            100.00%                                                               $  3,085,884,989
                                            ------                                                                ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MONEY MARKET FUNDS

           STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             CALIFORNIA
                                                              TAX-FREE           GOVERNMENT          MINNESOTA
                                                            MONEY MARKET        MONEY MARKET           MONEY
                                                                FUND                FUND            MARKET FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $ 2,508,118,201    $  5,948,067,878    $     94,983,628
  REPURCHASE AGREEMENTS ..................................               0       4,763,962,000                   0
                                                           ---------------    ----------------    ----------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........   2,508,118,201      10,712,029,878          94,983,628
                                                           ---------------    ----------------    ----------------
  CASH ...................................................          75,361              50,305              67,552
  RECEIVABLE FOR FUND SHARES ISSUED ......................         330,000                   0                   0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................       6,358,540           8,247,992             205,424
                                                           ---------------    ----------------    ----------------
TOTAL ASSETS .............................................   2,514,882,102      10,720,328,175          95,256,604
                                                           ---------------    ----------------    ----------------

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ......................      37,986,750         236,741,242                   0
  DIVIDENDS PAYABLE ......................................       1,603,710           9,839,257              49,786
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..         770,879           1,866,377              36,282
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................         530,457           1,386,802              20,628
  ACCRUED EXPENSES AND OTHER LIABILITIES .................         213,907             297,307              87,275
                                                           ---------------    ----------------    ----------------
TOTAL LIABILITIES ........................................      41,105,703         250,130,985             193,971
                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS ......................................... $ 2,473,776,399    $ 10,470,197,190    $     95,062,633
                                                           ===============    ================    ================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $ 2,473,654,205    $ 10,470,155,311    $     95,057,754
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............         (91,023)             23,011             (16,184)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..         213,217              18,868              21,063
                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS ......................................... $ 2,473,776,399    $ 10,470,197,190    $     95,062,633
                                                           ---------------    ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
  PER SHARE(1)
------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $ 2,162,436,413    $    435,517,145    $     95,062,633
  SHARES OUTSTANDING - CLASS A ...........................   2,162,282,622         435,516,439          95,057,529
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A . $          1.00    $           1.00    $           1.00
  NET ASSETS - CLASS B ...................................             N/A                 N/A                 N/A
  SHARES OUTSTANDING - CLASS B ...........................             N/A                 N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .             N/A                 N/A                 N/A
  NET ASSETS -ADMINISTRATOR CLASS ........................             N/A    $    415,263,626                 N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............             N/A         415,264,000                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    ADMINISTRATOR CLASS ..................................             N/A    $           1.00                 N/A
  NET ASSETS - INSTITUTIONAL CLASS .......................             N/A    $  2,828,969,694                 N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............             N/A       2,828,972,806                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ..................................             N/A    $           1.00                 N/A
  NET ASSETS - SERVICE CLASS ............................. $   311,339,986    $  6,790,446,725                 N/A
  SHARES OUTSTANDING - SERVICE CLASS .....................     311,319,039       6,790,441,540                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    SERVICE CLASS .......................................  $          1.00    $           1.00                 N/A
                                                           ---------------    ----------------    ----------------
INVESTMENTS AT COST ...................................... $ 2,508,118,201    $ 10,712,029,878    $     94,983,628
                                                           ===============    ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                  NATIONAL           TREASURY
                                                                 MONEY            TAX-FREE             PLUS          100% TREASURY
                                                                MARKET          MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                 FUND               FUND               FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .........................  $ 5,256,174,900   $ 2,273,995,953    $ 1,342,820,190    $ 3,089,507,077
  REPURCHASE AGREEMENTS ..................................    1,510,732,000                 0      2,703,434,000                  0
                                                            ---------------   ---------------    ---------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) .......    6,766,906,900     2,273,995,953      4,046,254,190      3,089,507,077
                                                            ---------------   ---------------    ---------------    ---------------
  CASH ...................................................           50,151           133,043            100,830            217,915
  RECEIVABLE FOR FUND SHARES ISSUED ......................           24,217                 0             26,120              3,318
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................       10,979,588         5,632,569         11,485,254                  0
                                                            ---------------   ---------------    ---------------    ---------------
TOTAL ASSETS .............................................    6,777,960,856     2,279,761,565      4,057,866,394      3,089,728,310
                                                            ---------------   ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ......................                0        24,386,440                  0                  0
  DIVIDENDS PAYABLE ......................................        4,145,656         1,811,482          3,500,697          2,416,878
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..        2,824,365           482,848          1,057,484            602,351
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................        2,340,730           389,762            671,687            622,964
  ACCRUED EXPENSES AND OTHER LIABILITIES .................           66,526           128,184            213,410            201,128
                                                            ---------------   ---------------    ---------------    ---------------
TOTAL LIABILITIES ........................................        9,377,277        27,198,716          5,443,278          3,843,321
                                                            ---------------   ---------------    ---------------    ---------------
TOTAL NET ASSETS .........................................  $ 6,768,583,579   $ 2,252,562,849    $ 4,052,423,116    $ 3,085,884,989
                                                            ===============   ===============    ===============    ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................  $ 6,768,787,214   $ 2,252,337,311    $ 4,052,566,712    $ 3,085,820,591
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............           (4,478)         (142,605)            (8,036)            (7,623)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..         (199,157)          368,143           (135,560)            72,021
                                                            ---------------   ---------------    ---------------    ---------------
TOTAL NET ASSETS .........................................  $ 6,768,583,579   $ 2,252,562,849    $ 4,052,423,116    $ 3,085,884,989
                                                            ---------------   ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
  PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ...................................  $ 5,293,495,225   $   664,786,966    $ 2,221,390,353    $   149,759,798
  SHARES OUTSTANDING - CLASS A ...........................    5,293,073,202       664,699,159      2,221,506,625        149,723,345
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .  $          1.00   $          1.00    $          1.00    $          1.00
  NET ASSETS - CLASS B ...................................  $ 1,475,088,354               N/A                N/A                N/A
  SHARES OUTSTANDING - CLASS B ...........................    1,475,036,140               N/A                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .  $          1.00               N/A                N/A                N/A
  NET ASSETS -ADMINISTRATOR CLASS ........................              N/A               N/A                N/A                N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............              N/A               N/A                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    ADMINISTRATOR CLASS ..................................              N/A               N/A                N/A                N/A
  NET ASSETS - INSTITUTIONAL CLASS .......................              N/A   $   462,623,421    $   945,004,287                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............              N/A       462,611,625        945,208,117                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ..................................              N/A   $          1.00    $          1.00                N/A
  NET ASSETS - SERVICE CLASS .............................              N/A   $ 1,125,152,462    $   886,028,476    $ 2,936,125,191
  SHARES OUTSTANDING - SERVICE CLASS .....................              N/A     1,124,868,136        886,068,234      2,936,102,155
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    SERVICE CLASS .......................................               N/A   $          1.00    $          1.00    $          1.00
                                                            ---------------   ---------------    ---------------    ---------------
INVESTMENTS AT COST ......................................  $ 6,766,906,900   $ 2,273,995,953    $ 4,046,254,190    $ 3,089,507,077
                                                            ===============   ===============    ===============    ===============


                                                                         48 & 49

WELLS FARGO MONEY MARKET FUNDS

                             STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        CALIFORNIA
                                                         TAX-FREE        GOVERNMENT        MINNESOTA
                                                       MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                           FUND             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ........................................   $  14,451,730    $  56,834,687    $     548,898    $  46,329,295
                                                       -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME ............................      14,451,730       56,834,687          548,898       46,329,295
                                                       -------------    -------------    -------------    -------------

EXPENSES
   ADVISORY FEES ...................................       3,780,074        4,357,006          144,789       12,781,259
   ADMINISTRATION FEES
      FUND LEVEL ...................................         640,669        2,094,889           24,132        1,749,016
      CLASS A ......................................       2,471,333          450,546          106,178        6,160,891
      CLASS B ......................................             N/A              N/A              N/A        1,675,933
      ADMINISTRATOR CLASS ..........................             N/A          158,284              N/A              N/A
      INSTITUTIONAL CLASS ..........................             N/A        1,056,186              N/A              N/A
      SERVICE CLASS ................................         189,605        3,208,435              N/A              N/A
   CUSTODY FEES ....................................         256,267          871,401            9,653          712,438
   SHAREHOLDER SERVICING FEES ......................       2,938,284        7,354,508          120,657        8,905,481
   ACCOUNTING FEES .................................          83,063          261,384           12,778          213,072
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................             N/A              N/A              N/A        5,713,407
   AUDIT FEES ......................................           9,026            9,124            7,521           11,531
   LEGAL FEES ......................................          24,066           57,658              501           62,672
   REGISTRATION FEES ...............................             501           75,206              501           32,589
   SHAREHOLDER REPORTS .............................             501          120,328              501           75,206
   TRUSTEES' FEES ..................................           3,402            3,402            3,402            3,402
   OTHER FEES AND EXPENSES .........................          23,314           57,800            1,404           71,301
                                                       -------------    -------------    -------------    -------------
TOTAL EXPENSES .....................................      10,420,105       20,136,157          432,017       38,168,198
                                                       -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....      (2,408,326)      (2,244,069)         (45,914)      (7,772,153)
   NET EXPENSES ....................................       8,011,779       17,892,088          386,103       30,396,045
                                                       -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) .......................       6,439,951       38,942,599          162,795       15,933,250
                                                       -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........         123,180           12,629          (15,025)        (186,559)
                                                       -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................   $   6,563,131    $  38,955,228    $     147,770    $  15,746,691
                                                       =============    =============    =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                         NATIONAL         TREASURY
                                                         TAX-FREE           PLUS         100% TREASURY
                                                       MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                           FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ........................................   $  12,757,781    $  30,245,621    $  17,692,164
                                                       -------------    -------------    -------------
TOTAL INVESTMENT INCOME ............................      12,757,781       30,245,621       17,692,164
                                                       -------------    -------------    -------------

EXPENSES
   ADVISORY FEES ...................................       1,120,156        2,550,341        5,001,663
   ADMINISTRATION FEES
      FUND LEVEL ...................................         560,078        1,275,171          761,327
      CLASS A ......................................         750,957        2,596,518          185,508
      CLASS B ......................................             N/A              N/A              N/A
      ADMINISTRATOR CLASS ..........................             N/A              N/A              N/A
      INSTITUTIONAL CLASS ..........................         149,952          615,621              N/A
      SERVICE CLASS ................................         709,647          720,695        1,725,999
   CUSTODY FEES ....................................         224,031          510,068          304,531
   SHAREHOLDER SERVICING FEES ......................       2,331,790        4,452,037        1,372,593
   ACCOUNTING FEES .................................          73,875          155,396           96,818
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................             N/A              N/A              N/A
   AUDIT FEES ......................................           8,524            9,026            9,026
   LEGAL FEES ......................................          12,534           47,629           25,069
   REGISTRATION FEES ...............................             501           47,629            7,521
   SHAREHOLDER REPORTS .............................             501           87,739           67,684
   TRUSTEES' FEES ..................................           3,402            3,402            3,402
   OTHER FEES AND EXPENSES .........................           5,034           45,124           24,066
                                                       -------------    -------------    -------------
TOTAL EXPENSES .....................................       5,950,982       13,116,396        9,585,207
                                                       -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....        (699,558)        (902,909)      (1,845,839)
   NET EXPENSES ....................................       5,251,424       12,213,487        7,739,368
                                                       -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) .......................       7,506,357       18,032,134        9,952,796
                                                       -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........          50,170         (135,348)           6,738
                                                       -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................   $   7,556,527    $  17,896,786    $   9,959,534
                                                       =============    =============    =============


                                                                         50 & 51

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             CALIFORNIA TAX-FREE                        GOVERNMENT
                                                              MONEY MARKET FUND                     MONEY MARKET FUND
                                                      ---------------------------------   -------------------------------------
                                                          (UNAUDITED)                           (UNAUDITED)
                                                              FOR THE                               FOR THE
                                                           SIX MONTHS           FOR THE          SIX MONTHS             FOR THE
                                                                ENDED        YEAR ENDED               ENDED          YEAR ENDED
                                                        SEPTEMBER 30,         MARCH 31,       SEPTEMBER 30,           MARCH 31,
                                                                 2004              2004                2004             2004(1)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................  $ 2,630,173,391   $ 2,662,105,499   $   6,765,162,199   $   5,083,245,155

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................        6,439,951        10,069,203          38,942,599          41,364,604
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........          123,180            90,037              12,629              15,164
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..................................        6,563,131        10,159,240          38,955,228          41,379,768
                                                      ---------------   ---------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
   CLASS A .........................................       (5,448,970)       (8,140,217)         (1,308,641)         (1,386,897)
   CLASS B .........................................              N/A               N/A                 N/A                 N/A
   ADMINISTRATOR CLASS .............................              N/A               N/A          (1,560,158)           (470,158)
   INSTITUTIONAL CLASS .............................              N/A               N/A         (14,562,169)         (7,016,487)
   SERVICE CLASS ...................................       (1,081,018)       (1,965,819)        (21,519,638)        (32,531,372)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............    1,883,610,347     3,601,704,162         264,397,992         550,880,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........        3,631,219         7,990,324             950,843           1,439,561
   COST OF SHARES REDEEMED - CLASS A ...............   (1,987,789,104)   (3,704,540,683)       (195,001,206)       (432,791,496)
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........     (100,547,538)      (94,846,197)         70,347,629         119,528,130
                                                      ---------------   ---------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............              N/A               N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........              N/A               N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ...............              N/A               N/A                 N/A                 N/A
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........              N/A               N/A                 N/A                 N/A
                                                      ---------------   ---------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .              N/A               N/A       2,848,117,718       2,444,949,529
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS .........................................              N/A               N/A             504,893             149,018
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...              N/A               N/A      (2,593,866,580)     (2,284,590,578)
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................              N/A               N/A         254,756,031         160,507,969
                                                      ---------------   ---------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .              N/A               N/A      18,902,816,065       9,872,411,140
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .........................................              N/A               N/A           1,763,959           1,856,274
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...              N/A               N/A     (17,547,322,464)     (8,402,552,128)
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .............................              N/A               N/A       1,357,257,560       1,471,715,286
                                                      ---------------   ---------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......      282,333,131       827,986,814      19,593,986,797      35,380,968,454
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...          616,487         1,644,614           3,086,813           7,382,031
   COST OF SHARES REDEEMED - SERVICE CLASS .........     (338,832,215)     (766,770,543)    (17,574,404,461)    (35,458,159,680)
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ..      (55,882,597)       62,860,885       2,022,669,149         (69,809,195)
                                                      ---------------   ---------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..................     (156,430,135)      (31,985,312)      3,705,030,369       1,681,942,190
                                                      ===============   ===============   =================   =================
NET INCREASE (DECREASE) IN NET ASSETS ..............     (156,396,992)      (31,932,108)      3,705,034,991       1,681,917,044
                                                      ===============   ===============   =================   =================
ENDING NET ASSETS ..................................  $ 2,473,776,399   $ 2,630,173,391   $  10,470,197,190   $   6,765,162,199
                                                      ===============   ===============   =================   =================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                MINNESOTA
                                                            MONEY MARKET FUND                   MONEY MARKET FUND
                                                      -----------------------------   -------------------------------------
                                                        (UNAUDITED)                         (UNAUDITED)
                                                            FOR THE                             FOR THE
                                                         SIX MONTHS         FOR THE          SIX MONTHS             FOR THE
                                                              ENDED      YEAR ENDED               ENDED          YEAR ENDED
                                                      SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,           MARCH 31,
                                                               2004            2004                2004                2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................  $ 117,236,798   $ 127,192,911   $   7,285,971,813    $  8,610,935,861

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................        162,795         362,597          15,933,250          27,756,854
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........        (15,025)         39,107            (186,559)            (12,598)
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..................................        147,770         401,704          15,746,691          27,744,256
                                                      -------------   -------------   -----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
   CLASS A .........................................       (178,980)       (362,596)        (15,122,059)        (25,717,798)
   CLASS B .........................................            N/A             N/A            (815,671)         (2,040,607)
   ADMINISTRATOR CLASS .............................            N/A             N/A                 N/A                 N/A
   INSTITUTIONAL CLASS .............................            N/A             N/A                 N/A                 N/A
   SERVICE CLASS ...................................            N/A             N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............     63,055,408     153,598,739       3,029,869,301       5,305,356,826
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........        127,413         405,225          10,580,911          27,856,669
   COST OF SHARES REDEEMED - CLASS A ...............    (85,325,776)   (163,999,185)     (3,441,715,912)     (6,366,410,052)
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........    (22,142,955)     (9,995,221)       (401,265,700)     (1,033,196,557)
                                                      -------------   -------------   -----------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............            N/A             N/A       1,148,488,693       2,423,682,969
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........            N/A             N/A             639,050           2,277,975
   COST OF SHARES REDEEMED - CLASS B ...............            N/A             N/A      (1,265,059,238)     (2,717,714,286)
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........            N/A             N/A        (115,931,495)       (291,753,342)
                                                      -------------   -------------   -----------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .            N/A             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS .........................................            N/A             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .            N/A             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .........................................            N/A             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .............................            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......            N/A             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...            N/A             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - SERVICE CLASS .........            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ..            N/A             N/A                 N/A                 N/A
                                                      -------------   -------------   -----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..................    (22,142,955)     (9,995,221)       (517,197,195)     (1,324,949,899)
                                                      =============   =============   =================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..............    (22,174,165)     (9,956,113)       (517,388,234)     (1,324,964,048)
                                                      =============   =============   =================    ================
ENDING NET ASSETS ..................................  $  95,062,633   $ 117,236,798   $   6,768,583,579    $  7,285,971,813
                                                      =============   =============   =================    ================


                                                                         52 & 53

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                CALIFORNIA TAX-FREE                        GOVERNMENT
                                                                 MONEY MARKET FUND                      MONEY MARKET FUND
                                                          --------------------------------    ------------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                                 FOR THE                               FOR THE
                                                              SIX MONTHS           FOR THE          SIX MONTHS             FOR THE
                                                                   ENDED        YEAR ENDED               ENDED          YEAR ENDED
                                                               SEPTEMBER             MARCH           SEPTEMBER               MARCH
                                                                30, 2004          31, 2004            30, 2004          31, 2004(1)
                                                          --------------    --------------    ----------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................    1,883,610,346     3,601,704,162         264,397,992         550,880,064
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ..........................        3,631,220         7,990,324             950,843           1,439,561
   SHARES REDEEMED - CLASS A ..........................   (1,987,789,104)   (3,704,540,683)       (195,001,206)       (432,791,496)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A     (100,547,538)      (94,846,197)         70,347,629         119,528,129
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - CLASS B ..............................              N/A               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS B ...........................              N/A               N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS B ..........................              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................              N/A               N/A       2,848,117,718       2,444,949,529
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS ...............              N/A               N/A             504,893             149,018
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............              N/A               N/A      (2,593,866,580)     (2,284,590,578)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS ....................              N/A               N/A         254,756,031         160,507,969
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................              N/A               N/A      18,902,816,065       9,872,411,099
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS ...............              N/A               N/A           1,763,959           1,856,274
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............              N/A               N/A     (17,547,322,464)     (8,402,552,128)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS ....................              N/A               N/A       1,357,257,560       1,471,715,245
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - SERVICE CLASS ........................      282,333,131       827,986,814      19,593,986,797      35,380,913,143
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS .....................          616,487         1,644,614           3,086,813           7,382,031
   SHARES REDEEMED - SERVICE CLASS ....................     (338,832,215)     (766,770,543)    (17,574,404,461)    (35,458,159,680)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS ..........................      (55,882,597)       62,860,885       2,022,669,149         (69,864,506)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS      (156,430,135)      (31,985,312)      3,705,030,369       1,681,886,837
                                                          ==============    ==============    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS) .............................   $      (91,023)   $         (986)   $         23,011    $         31,018
                                                          ==============    ==============    ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                     MINNESOTA
                                                                 MONEY MARKET FUND                      MONEY MARKET FUND
                                                          --------------------------------    ------------------------------------
                                                             (UNAUDITED)                           (UNAUDITED)
                                                                 FOR THE                               FOR THE
                                                              SIX MONTHS           FOR THE          SIX MONTHS             FOR THE
                                                                   ENDED        YEAR ENDED               ENDED          YEAR ENDED
                                                               SEPTEMBER             MARCH           SEPTEMBER               MARCH
                                                                30, 2004          31, 2004            30, 2004            31, 2004
                                                          --------------    --------------    ----------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................       63,055,408       153,598,739       3,029,869,300       5,305,356,829
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ..........................          127,413           405,225          10,580,911          27,856,669
   SHARES REDEEMED - CLASS A ..........................      (85,325,776)     (163,999,185)     (3,441,715,910)     (6,366,410,052)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A      (22,142,955)       (9,995,221)       (401,265,699)     (1,033,196,554)
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - CLASS B ..............................              N/A               N/A       1,148,488,692       2,423,682,969
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS B ...........................              N/A               N/A             639,050           2,277,975
   SHARES REDEEMED - CLASS B ..........................              N/A               N/A      (1,265,059,238)     (2,717,714,286)
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B              N/A               N/A        (115,931,496)       (291,753,342)
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................              N/A               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS ...............              N/A               N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS ....................              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................              N/A               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS ...............              N/A               N/A                 N/A                 N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS ....................              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
   SHARES SOLD - SERVICE CLASS ........................              N/A               N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS .....................              N/A               N/A                 N/A                 N/A
   SHARES REDEEMED - SERVICE CLASS ....................              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS ..........................              N/A               N/A                 N/A                 N/A
                                                          --------------    --------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS       (22,142,955)       (9,995,221)       (517,197,195)     (1,324,949,896)
                                                          ==============    ==============    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS) .............................   $      (16,184)   $            1    $         (4,478)   $              2
                                                          ==============    ==============    ================    ================


                                                                         54 & 55

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  NATIONAL TAX-FREE
                                                                  MONEY MARKET FUND
                                                         -----------------------------------
                                                             (UNAUDITED)
                                                                 FOR THE
                                                              SIX MONTHS           FOR THE
                                                                   ENDED        YEAR ENDED
                                                               SEPTEMBER             MARCH
                                                                30, 2004       31, 2004(1)
                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................   $ 2,186,314,686    $ 1,528,551,577
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................         7,506,357         11,088,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........            50,170            319,581
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS ....................         7,556,527         11,407,767
                                                         ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
   CLASS A ...........................................        (1,718,436)        (1,640,214)
   CLASS B ...........................................               N/A                N/A
   ADMINISTRATOR CLASS ...............................               N/A                N/A
   INSTITUTIONAL CLASS ...............................        (1,800,334)        (1,416,669)
   SERVICE CLASS .....................................        (4,130,192)        (8,041,932)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............       713,269,627      1,399,010,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........         1,254,258          1,744,755
   COST OF SHARES REDEEMED - CLASS A .................      (671,371,323)      (779,189,103)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .        43,152,562        621,566,468
                                                         ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........               N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .................               N/A                N/A
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .               N/A                N/A
                                                         ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .....               N/A                N/A
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...............................               N/A                N/A
                                                         ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...     2,397,115,278      1,282,046,088
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS           716,310            686,683
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....    (2,237,329,263)    (1,107,592,826)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...............................       160,502,325        175,139,945
                                                         ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .........       974,345,757      2,154,668,524
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....         1,185,975          3,080,212
   COST OF SHARES REDEEMED - SERVICE CLASS ...........    (1,112,846,021)    (2,297,000,992)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS .....      (137,314,289)      (139,252,256)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        66,340,598        657,454,157
                                                         ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ................        66,248,163        657,763,109
                                                         ===============    ===============
ENDING NET ASSETS ....................................   $ 2,252,562,849    $ 2,186,314,686
                                                         ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    TREASURY PLUS                           100% TREASURY
                                                                  MONEY MARKET FUND                     MONEY MARKET TRUST
                                                         ------------------------------------   -----------------------------------
                                                              (UNAUDITED)                           (UNAUDITED)
                                                                  FOR THE                               FOR THE
                                                               SIX MONTHS             FOR THE        SIX MONTHS             FOR THE
                                                                    ENDED          YEAR ENDED             ENDED          YEAR ENDED
                                                                SEPTEMBER               MARCH         SEPTEMBER               MARCH
                                                                 30, 2004         31, 2004(1)          30, 2004            31, 2004
                                                         ----------------    ----------------   ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................   $  5,747,241,499    $  2,773,473,140   $ 3,140,902,133    $  2,934,927,382
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................         18,032,134          30,405,550         9,952,796          15,457,310
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........           (135,348)                696             6,738              89,370
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS ....................         17,896,786          30,406,246         9,959,534          15,546,680
                                                         ----------------    ----------------   ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
  NET INVESTMENT INCOME
   CLASS A ...........................................         (6,569,373)         (6,292,757)         (431,772)           (736,608)
   CLASS B ...........................................                N/A                 N/A               N/A                 N/A
   ADMINISTRATOR CLASS ...............................                N/A                 N/A               N/A                 N/A
   INSTITUTIONAL CLASS ...............................         (7,305,534)        (16,199,925)              N/A                 N/A
   SERVICE CLASS .....................................         (4,161,822)         (7,912,868)       (9,593,228)        (14,720,799)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............      5,604,695,612       8,521,232,089       176,227,394         449,479,514
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          1,353,545           1,760,169           318,806             820,154
   COST OF SHARES REDEEMED - CLASS A .................     (5,842,452,049)     (6,065,128,821)     (189,665,720)       (496,707,697)
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .       (236,402,892)      2,457,863,437       (13,119,520)        (46,408,029)
                                                         ----------------    ----------------   ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............                N/A                 N/A               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B .................                N/A                 N/A               N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .                N/A                 N/A               N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...                N/A                 N/A               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .....                N/A                 N/A               N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...............................                N/A                 N/A               N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...     24,778,275,714      72,140,884,611               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS          1,299,876           2,467,118               N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....    (25,798,971,928)    (71,744,782,379)              N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...............................     (1,019,396,338)        398,569,350               N/A                 N/A
                                                         ----------------    ----------------   ---------------    ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .........      9,896,944,626      13,125,490,912     8,712,331,138      17,576,961,049
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....            496,420           1,767,648           889,222           2,820,208
   COST OF SHARES REDEEMED - SERVICE CLASS ...........    (10,336,320,256)    (13,009,923,684)   (8,755,052,518)    (17,327,487,750)
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS .....       (438,879,210)        117,334,876       (41,832,158)        252,293,507
                                                         ----------------    ----------------   ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........     (1,694,678,440)      2,973,767,663       (54,951,678)        205,885,478
                                                         ================    ================   ===============    ================
NET INCREASE (DECREASE) IN NET ASSETS ................     (1,694,818,383)      2,973,768,359       (55,017,144)        205,974,751
                                                         ================    ================   ===============    ================
ENDING NET ASSETS ....................................   $  4,052,423,116    $  5,747,241,499   $ 3,085,884,989    $  3,140,902,133
                                                         ================    ================   ===============    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 NATIONAL TAX-FREE
                                                                 MONEY MARKET FUND
                                                         ----------------------------------
                                                              (UNAUDITED)
                                                                  FOR THE           FOR THE
                                                         SIX MONTHS ENDED        YEAR ENDED
                                                            SEPTEMBER 30,         MARCH 31,
                                                                     2004           2004(1)
                                                         ----------------   ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................       713,269,627     1,398,990,945
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS A ..........................................         1,254,258         1,744,755
   SHARES REDEEMED - CLASS A ..........................      (671,371,323)     (779,189,103)
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A        43,152,562       621,546,597
                                                         ----------------   ---------------
   SHARES SOLD - CLASS B ..............................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS B ..........................................               N/A               N/A
   SHARES REDEEMED - CLASS B ..........................               N/A               N/A
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B               N/A               N/A
                                                         ----------------   ---------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ..............................               N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............               N/A               N/A
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATOR CLASS .................................               N/A               N/A
                                                         ----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................     2,397,115,278     1,282,046,089
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ..............................           716,310           686,683
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............    (2,237,329,263)   (1,107,592,826)
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ..................................       160,502,325       175,139,946
                                                         ----------------   ---------------
   SHARES SOLD - SERVICE CLASS ........................       974,345,757     2,154,668,543
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     SERVICE CLASS ....................................         1,185,975         3,080,212
   SHARES REDEEMED - SERVICE CLASS ....................    (1,112,846,021)   (2,297,000,992)
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS .......................................      (137,314,289)     (139,252,237)
                                                         ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS .....................        66,340,598       657,434,306
                                                         ================   ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................  $       (142,605)  $             0
                                                         ================   ===============

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                    TREASURY PLUS                          100% TREASURY
                                                                  MONEY MARKET FUND                      MONEY MARKET FUND
                                                        -------------------------------------   -----------------------------------
                                                              (UNAUDITED)                            (UNAUDITED)
                                                                  FOR THE             FOR THE            FOR THE            FOR THE
                                                         SIX MONTHS ENDED          YEAR ENDED   SIX MONTHS ENDED         YEAR ENDED
                                                            SEPTEMBER 30,           MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2004             2004(1)               2004            2004(1)
                                                        ------------------   ----------------   ----------------   ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................     5,604,695,612       8,521,278,167        176,227,396        449,479,514
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS A ..........................................         1,353,545           1,760,169            318,806            820,154
   SHARES REDEEMED - CLASS A ..........................    (5,842,452,048)     (6,065,128,821)      (189,665,719)      (496,707,697)
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A .............................................      (236,402,891)      2,457,909,515        (13,119,517)       (46,408,029)
                                                        -----------------    ----------------   ----------------   ----------------
   SHARES SOLD - CLASS B ..............................               N/A                 N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS B ..........................................               N/A                 N/A                N/A                N/A
   SHARES REDEEMED - CLASS B ..........................               N/A                 N/A                N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS B ..............................................               N/A                 N/A                N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ..................               N/A                 N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ..............................               N/A                 N/A                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..............               N/A                 N/A                N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  ADMINISTRATOR CLASS .................................               N/A                 N/A                N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................    24,778,275,714      72,140,884,610                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ..............................         1,299,876           2,467,118                N/A                N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ...............   (25,798,971,928)    (71,744,782,379)               N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .................................    (1,019,396,338)        398,569,349                N/A                N/A
                                                        -----------------    ----------------   ----------------   ----------------
   SHARES SOLD - SERVICE CLASS ........................     9,896,944,626      13,125,490,912      8,712,331,138     17,576,961,049
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     SERVICE CLASS ....................................           496,420           1,767,648            889,222          2,820,208
   SHARES REDEEMED - SERVICE CLASS ....................   (10,336,320,256)    (13,009,923,684)    (8,755,052,518)   (17,327,487,745)
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS .......................................      (438,879,210)        117,334,876        (41,832,158)       252,293,512
                                                        -----------------    ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ......................    (1,694,678,439)      2,973,813,740        (54,951,675)       205,885,483
                                                        =================    ================   ================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
 (LOSS) ............................................... $          (8,036)   $         (3,441)  $         (7,623)  $         64,581
                                                        =================    ================   ================   ================

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                    BEGINNING                               AND
                                                                    NET ASSET              NET       UNREALIZED
                                                                    VALUE PER       INVESTMENT   GAIN (LOSS) ON
                                                                        SHARE           INCOME      INVESTMENTS
---------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.01             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.02             0.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................      $     1.00             0.03             0.00
APRIL 1, 1999 TO MARCH 31, 2000 .............................      $     1.00             0.02             0.00

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.01             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.03             0.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................      $     1.00             0.06             0.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000........................      $     1.00             0.02             0.00

MINNESOTA MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.01             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.02             0.00
AUGUST 14, 2000(3) TO MARCH 31, 2001 ........................      $     1.00             0.02             0.00

MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.01             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.03             0.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................      $     1.00             0.06             0.00
APRIL 1, 1999 TO MARCH 31, 2000 .............................      $     1.00             0.05             0.00

CLASS B
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.00             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.02             0.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................      $     1.00             0.05             0.00
APRIL 1, 1999 TO MARCH 31, 2000(4) ..........................      $     1.00             0.04             0.00

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................      $     1.00             0.00             0.00

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................      $     1.00             0.00             0.00

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............      $     1.00             0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................      $     1.00             0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................      $     1.00             0.01             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................      $     1.00             0.02             0.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................      $     1.00             0.05             0.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................      $     1.00             0.02             0.00

                                                                    DIVIDENDS    DISTRIBUTIONS           ENDING
                                                                     FROM NET         FROM NET        NET ASSET
                                                                   INVESTMENT         REALIZED        VALUE PER
                                                                       INCOME            GAINS            SHARE
---------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................           (0.01)            0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.02)            0.00   $         1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................           (0.03)            0.00   $         1.00
APRIL 1, 1999 TO MARCH 31, 2000 .............................           (0.02)            0.00   $         1.00

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................           (0.01)            0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.03)            0.00   $         1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................           (0.06)            0.00   $         1.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................           (0.02)            0.00   $         1.00

MINNESOTA MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................           (0.01)            0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.02)            0.00   $         1.00
AUGUST 14, 2000(3) TO MARCH 31, 2001 ........................           (0.02)            0.00   $         1.00

MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................           (0.01)            0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.03)            0.00   $         1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................           (0.06)            0.00   $         1.00
APRIL 1, 1999 TO MARCH 31, 2000 .............................           (0.05)            0.00   $         1.00

CLASS B
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.00             0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.02)            0.00   $         1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................           (0.05)            0.00   $         1.00
APRIL 1, 1999 TO MARCH 31, 2000(4) ..........................           (0.04)            0.00   $         1.00

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................            0.00             0.00   $         1.00

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................            0.00             0.00   $         1.00

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.00             0.00   $         1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.00             0.00   $         1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............................           (0.01)            0.00   $         1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............................           (0.02)            0.00   $         1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............................           (0.05)            0.00   $         1.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................           (0.02)            0.00   $         1.00

                                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                               -----------------------------------------------------------------
                                                               NET INVESTMENT            GROSS          EXPENSE              NET
                                                                INCOME (LOSS)         EXPENSES           WAIVED         EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.48%            0.85%           (0.20)%           0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.36%            0.85%           (0.20)%           0.65%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.72%            0.77%           (0.12)%           0.65%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            1.52%            0.77%           (0.12)%           0.65%
APRIL 1, 2000 TO MARCH 31, 2001 .............................            2.93%            0.77%           (0.12)%           0.65%
APRIL 1, 1999 TO MARCH 31, 2000 .............................            2.48%            0.96%           (0.31)%           0.65%

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.64%            0.65%            0.00%            0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.46%            0.71%           (0.04)%           0.67%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.97%            0.81%           (0.06)%           0.75%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            2.33%            1.00%           (0.25)%           0.75%
APRIL 1, 2000 TO MARCH 31, 2001 .............................            5.69%            0.81%           (0.06)%           0.75%
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................            4.99%            0.81%           (0.06)%           0.75%

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.34%            0.90%           (0.10)%           0.80%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.28%            0.90%           (0.10)%           0.80%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.72%            0.83%           (0.03)%           0.80%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            1.65%            0.83%           (0.03)%           0.80%
AUGUST 14, 2000(3) TO MARCH 31, 2001 ........................            2.03%            0.56%           (0.05)%           0.51%

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.54%            0.91%           (0.15)%           0.76%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.41%            0.93%           (0.17)%           0.76%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            1.01%            0.97%           (0.21)%           0.76%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            2.58%            0.97%           (0.21)%           0.76%
APRIL 1, 2000 TO MARCH 31, 2001 .............................            5.60%            0.95%           (0.19)%           0.76%
APRIL 1, 1999 TO MARCH 31, 2000 .............................            4.78%            1.01%           (0.26)%           0.75%

CLASS B
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.11%            1.66%           (0.46)%           1.20%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.12%            1.68%           (0.63)%           1.05%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.32%            1.61%           (0.15)%           1.46%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            1.76%            1.60%           (0.09)%           1.51%
APRIL 1, 2000 TO MARCH 31, 2001 .............................            4.86%            1.69%           (0.18)%           1.51%
APRIL 1, 1999 TO MARCH 31, 2000(4) ..........................            4.06%            1.65%           (0.19)%           1.46%

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.49%            0.65%            0.00%            0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................            0.37%            0.65%            0.00%            0.65%

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.28%            0.66%           (0.01)%           0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................            0.39%            0.66%           (0.01)%           0.65%

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............            0.51%            0.88%           (0.23)%           0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .............................            0.37%            0.90%           (0.25)%           0.65%
APRIL 1, 2002 TO MARCH 31, 2003 .............................            0.94%            0.81%           (0.16)%           0.65%
APRIL 1, 2001 TO MARCH 31, 2002 .............................            2.33%            0.79%           (0.14)%           0.65%
APRIL 1, 2000 TO MARCH 31, 2001 .............................            5.28%            0.74%           (0.09)%           0.65%
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................            4.89%            0.82%           (0.17)%           0.65%

                                                                                 NET ASSETS AT
                                                                        TOTAL    END OF PERIOD
                                                                    RETURN(2)  (000'S OMITTED)
----------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.24%   $    2,162,436
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.36%   $    2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 .............................           0.73%   $    2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 .............................           1.54%   $    2,448,719
APRIL 1, 2000 TO MARCH 31, 2001 .............................           2.99%   $    2,528,345
APRIL 1, 1999 TO MARCH 31, 2000 .............................           2.51%   $    2,464,890

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.32%   $      435,517
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.47%   $      365,169
APRIL 1, 2002 TO MARCH 31, 2003 .............................           1.02%   $      245,642
APRIL 1, 2001 TO MARCH 31, 2002 .............................           2.60%   $      144,577
APRIL 1, 2000 TO MARCH 31, 2001 .............................           5.70%   $       72,460
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................           1.99%   $       58,960

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.19%   $       95,063
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.28%   $      117,237
APRIL 1, 2002 TO MARCH 31, 2003 .............................           0.73%   $      127,193
APRIL 1, 2001 TO MARCH 31, 2002 .............................           1.75%   $      141,873
AUGUST 14, 2000(3) TO MARCH 31, 2001 ........................           2.07%   $      113,871

MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.27%   $    5,293,495
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.41%   $    5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 .............................           1.01%   $    6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 .............................           2.54%   $    7,835,864
APRIL 1, 2000 TO MARCH 31, 2001 .............................           5.77%   $   14,406,458
APRIL 1, 1999 TO MARCH 31, 2000 .............................           4.84%   $   13,441,754

CLASS B
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)                         0.05%   $    1,475,088
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.12%   $    1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 .............................           0.31%   $    1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 .............................           1.78%   $    2,373,287
APRIL 1, 2000 TO MARCH 31, 2001 .............................           4.99%   $    2,493,119
APRIL 1, 1999 TO MARCH 31, 2000(4) ..........................           4.10%   $    1,736,843

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.25%   $      664,787
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................           0.25%   $      621,663

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.28%   $    2,221,390
JULY 28, 2003(3) TO MARCH 31, 2004 ..........................           0.26%   $    2,457,864

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .............           0.26%   $      149,760
APRIL 1, 2003 TO MARCH 31, 2004 .............................           0.36%   $      162,883
APRIL 1, 2002 TO MARCH 31, 2003 .............................           0.96%   $      209,285
APRIL 1, 2001 TO MARCH 31, 2002 .............................           2.48%   $      161,947
APRIL 1, 2000 TO MARCH 31, 2001 .............................           5.39%   $       98,260
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .......................           1.89%   $        2,047

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                         60 & 61

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) This class of shares was redesignated from Class S to Class B on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

WELLS FARGO MONEY MARKET FUNDS         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                        Deferred Post-October
      Fund                                                  Capital Loss

      GOVERNMENT MONEY MARKET FUND                             $ 1,768

      MONEY MARKET FUND                                         17,077

      TREASURY PLUS MONEY MARKET FUND                            4,808

      100% TREASURY MONEY MARKET FUND                            6,921

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 Advisory Fee*                                       Sub-advisory Fee
                                                 (% of Average                                        (% of Average
                              Average Daily        Daily Net                      Average Daily         Daily Net
Fund                            Net Assets          Assets)       Sub-adviser       Net Assets           Assets)
   CALIFORNIA TAX-FREE        $0 - 499 million       0.300       Wells Capital    $0 - 1 billion           0.05%
   MONEY MARKET FUND        $500 - 999 million       0.300        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.275       Incorporated
                             $3 - 4.99 billion       0.275
                               >$ 4.99 billion       0.250

   GOVERNMENT                 $0 - 499 million       0.100       Wells Capital    $0 - 1 billion           0.05
   MONEY MARKET FUND        $500 - 999 million       0.100        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.100       Incorporated
                             $3 - 4.99 billion       0.100
                               >$ 4.99 billion       0.100

   MINNESOTA MONEY            $0 - 499 million       0.300       Wells Capital    $0 - 1 billion           0.05
   MARKET FUND              $500 - 999 million       0.300        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.275       Incorporated
                             $3 - 4.99 billion       0.275
                               >$ 4.99 billion       0.250

   MONEY MARKET FUND          $0 - 499 million       0.300       Wells Capital    $0 - 1 billion           0.05
                            $500 - 999 million       0.300        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.275       Incorporated
                             $3 - 4.99 billion       0.275
                               >$ 4.99 billion       0.250

   NATIONAL TAX-FREE          $0 - 499 million       0.100       Wells Capital    $0 - 1 billion           0.05
   MONEY MARKET FUND        $500 - 999 million       0.100        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.100       Incorporated
                             $3 - 4.99 billion       0.100
                               >$ 4.99 billion       0.100

   TREASURY PLUS              $0 - 499 million       0.100       Wells Capital    $0 - 1 billion           0.05
   MONEY MARKET FUND        $500 - 999 million       0.100        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.100       Incorporated
                             $3 - 4.99 billion       0.100
                               >$ 4.99 billion       0.100

   100% TREASURY              $0 - 499 million       0.300       Wells Capital    $0 - 1 billion           0.05
   MONEY MARKET FUND        $500 - 999 million       0.300        Management        > $1 billion           0.04
                            $1 - $2.99 billion       0.275       Incorporated
                             $3 - 4.99 billion       0.275
                               >$ 4.99 billion       0.250

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

WELLS FARGO MONEY MARKET FUNDS         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Advisory Fee
     Fund                                        (% Of Average Daily Net Assets)

   CALIFORNIA TAX-FREE MONEY MARKET FUND                      0.30

   GOVERNMENT MONEY MARKET FUND                               0.10

   MINNESOTA MONEY MARKET FUND                                0.30

   MONEY MARKET FUND                                          0.40

   NATIONAL TAX-FREE MONEY MARKET FUND                        0.10

   TREASURY PLUS MONEY MARKET FUND                            0.10

   100% TREASURY MONEY MARKET FUND                            0.35

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:


                              Average Daily              Admin Fee **
                               Net Assets        % Of Average Daily Net Assets

   FUND LEVEL               $0 - 4.99 billion                0.05
                            $5 - 9.99 billion                0.04
                              > $9.99 billion                0.03

   CLASS A                                                   0.22

   CLASS B                                                   0.22

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                           % Of Average
                                         Daily Net Assets

   ALL FUNDS                                   0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                          Administrator   Institutional
Fund                    Class A   Class B    Class          Class         Service Class
   CALIFORNIA TAX-FREE
   MONEY MARKET FUND       0.25%      N/A      N/A           N/A             0.25%

   GOVERNMENT MONEY
   MARKET FUND             0.25%      N/A     0.10%         0.00%            0.25%

   MINNESOTA MONEY
   MARKET FUND             0.25%      N/A      N/A           N/A              N/A

   MONEY MARKET FUND       0.25%     0.25%     N/A           N/A              N/A

   NATIONAL TAX-FREE
   MONEY MARKET FUND       0.25%      N/A      N/A          0.00%            0.25%

   TREASURY PLUS MONEY
   MARKET FUND             0.25%      N/A      N/A          0.00%            0.25%

   100% TREASURY MONEY
   MARKET FUND             0.25%      N/A      N/A           N/A             0.25%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      For the six months ended September 30, 2004, shareholder servicing fees paid were as follows:

                                                        Administrator   Institutional
   Fund                     Class A       Class B          Class           Class        Service Class

   CALIFORNIA TAX-FREE
   MONEY MARKET FUND     $2,808,333           N/A              N/A           N/A      $   129,951

   GOVERNMENT MONEY
   MARKET FUND              511,984           N/A          158,284             0        6,684,240

   MINNESOTA MONEY
   MARKET FUND              120,657           N/A              N/A           N/A              N/A

   MONEY MARKET FUND      7,001,012     1,904,469              N/A           N/A              N/A

   NATIONAL TAX-FREE
   MONEY MARKET FUND        853,360           N/A              N/A             0        1,478,430

   TREASURY PLUS MONEY
   MARKET FUND            2,950,589           N/A              N/A             0        1,501,448

   100% TREASURY MONEY
   MARKET FUND              210,804           N/A              N/A           N/A        1,161,789

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      For the six months ended September 30, 2004, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                              NET OPERATING EXPENSE LIMITATIONS
   FUND                                       CLASS A                   CLASS B

   CALIFORNIA TAX-FREE MONEY MARKET FUND         0.65%                      N/A

   GOVERNMENT MONEY MARKET FUND                  0.65%                      N/A

   MINNESOTA MONEY MARKET FUND                   0.80%                      N/A

   MONEY MARKET FUND                             0.76%                     1.20%

   NATIONAL TAX-FREE MONEY MARKET FUND           0.65%                      N/A

   TREASURY PLUS MONEY MARKET FUND               0.65%                      N/A

   100% TREASURY MONEY MARKET FUND               0.65%                      N/A

WELLS FARGO MONEY MARKET FUNDS         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that Wells Fargo Funds shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of WELLS FARGO FUNDS shareholders has been scheduled for January 2005. If Wells Fargo Funds shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Robert C. Brown             Trustee since 1992       Retired.                             None
73
-------------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee since 1987       Private Investor/Real Estate         None
60                                                   Developer; Chairman of White
                                                     Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee since 1987       Wake Forest University,              None
62                                                   Calloway School of Business
                                                     and Accountancy, Associate
                                                     Professor of Finance.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee since 1998       Chairman, CEO, and Co-               None
62                          (Lead Trustee since      Founder of Crystal Geyser
                            2001)                    Water Company and President
                                                     of Crystal Geyser Roxane Water
                                                     Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee since 1987       Retired. Prior thereto, President    None
71                                                   of Richard M. Leach Associates
                                                     (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee since 1996       Senior Counselor to the public       None
52                                                   relations firm of Himle-Horner
                                                     and Senior Fellow at the
                                                     Humphrey Institute,
                                                     Minneapolis, Minnesota (a
                                                     public policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee since 1996       Principal in the law firm of         None
64                                                   Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS
-------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Karla M. Rabusch            President since 2003     Executive Vice President of          None
45                                                   Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC. Senior Vice
                                                     President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC
                                                     from 2001 to 2003. Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo          Treasurer since 2003     Senior Vice President of Wells       None
35                                                   Fargo Bank, N.A. Senior Vice
                                                     President of Operations for
                                                     Wells Fargo Funds
                                                     Management, LLC. Prior
                                                     thereto, Operations Manager at
                                                     Scudder Weisel Capital, LLC
                                                     (2000 to 2001), Director of
                                                     Shareholder Services at BISYS
                                                     Fund Services (1999 to 2000)
                                                     and Assistant Vice President of
                                                     Operations with Nicholas-
                                                     Applegate Capital Management
                                                     (1993 to 1999).
-------------------------------------------------------------------------------------------------------------
C. David Messman            Secretary since 2000     Vice President and Managing          None
44                                                   Senior Counsel of Wells Fargo
                                                     Bank, N.A. Senior Vice President
                                                     and Secretary of Wells Fargo
                                                     Funds Management, LLC. Vice
                                                     President and Senior Counsel of
                                                     Wells Fargo Bank, N.A. from
                                                     1996 to 2003.
-------------------------------------------------------------------------------------------------------------


* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depository Receipts
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFMR          -- Single Family Mortgage Revenue
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------
   MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST.
   TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

   WELLS FARGO FUNDS

   PO BOX 8266
   BOSTON, MA 02266-8266

   WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rightS reserved. SAR 004 (11/04)


                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                                  Wells Fargo Money Market Funds

                                                         Semi-Annual Report

                        Wells Fargo California Tax-Free Money Market Fund

                        Wells Fargo Cash Investment Money Market Fund

                        Wells Fargo Government Money Market Fund

                        Wells Fargo National Tax-Free Money Market Fund

                        Wells Fargo Prime Investment Money Market Fund

                        Wells Fargo Treasury Plus Money Market Fund

                        Wells Fargo 100% Treasury Money Market Fund

                        ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASSES

                                                         September 30, 2004

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Money Market Overview ....................................................     2
--------------------------------------------------------------------------------
Primary Investments ......................................................     4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................     5
   Cash Investment Money Market Fund .....................................     6
   Government Money Market Fund ..........................................     7
   National Tax-Free Money Market Fund ...................................     8
   Prime Investment Money Market Fund ....................................     9
   Treasury Plus Money Market Fund .......................................    10
   100% Treasury Money Market Fund .......................................    11

Fund Expenses ............................................................    12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    14
   Cash Investment Money Market Fund .....................................    23
   Government Money Market Fund ..........................................    27
   National Tax-Free Money Market Fund ...................................    30
   Prime Investment Money Market Fund ....................................    44
   Treasury Plus Money Market Fund .......................................    46
   100% Treasury Money Market Fund .......................................    47

Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................    48
   Statement of Operations ...............................................    50
   Statements of Changes in Net Assets ...................................    52
   Financial Highlights ..................................................    56

Notes to Financial Highlights ............................................    60
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................    61
--------------------------------------------------------------------------------
Other Information ........................................................    66
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    68
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) semi-annual report for the six-month period ended September 30, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

RATES ON THE RISE
--------------------------------------------------------------------------------

      On June 30, 2004, the Federal Open Market Committee (the FOMC or the Fed) raised the federal funds target rate from 1% to 1.25%. By the end of September 2004, the federal funds rate was 0.50% higher, at 1.75%. Long-term yields trended lower, shrugging off these successive rate hikes.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Money market funds invest in short-term debt obligations, such as commercial paper, treasury bills, government agency securities and tax-free securities. The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year.

      Yield spreads between prime money-market instruments, federal agency securities and U.S. Treasury bills widened over the reporting period. While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising.

      For buyers of municipal variable-rate demand notes, massive supplies of new bond issuances, coupled with the rising fed funds rate, have helped keep spreads between weekly municipals and taxable issues at historically narrow levels.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to help achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ended September 30, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to the prior six-months. By September 30, 2004, the federal funds rate increased to 1.75%, while the 12-month London Interbank Offered Rate (LIBOR) increased to 2.43%, a spread of 0.68%. In contrast, on March 31, 2004, the federal funds rate was 1.00%, and the 12-month LIBOR was 1.35%, with a spread of only 0.35%.

      The Federal Open Market Committee (the FOMC or the Fed) stuck to its balanced approach to stimulating the economy by keeping the overnight federal funds rate constant at 1% during April and May 2004. However, increasing signs that the economic picture was improving triggered rate hikes of 0.25% starting in June 2004 and continuing over the following three months. The markets reacted to the rate hikes, with one-month rates increasing by 0.75% over the reporting period and one-year rates increasing by 1.07%.

      The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The amount of top-rated commercial paper outstanding fell by just over 2.1% during the second half of the year, from $1.20 trillion at the end of March 2004, to $1.18 trillion at the end of September 2004. This represents almost a 17% decline in issuance since the peak of $1.41 trillion in December 2000, and is reflected broadly over various sub-sectors, such as asset-backed commercial paper and directly placed commercial paper.

      Unlike the previous six months, the credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year, and for the first time since January 1998, Moody's reported no defaults on any of its rated securities. Additionally, many of the corporate accounting scandals and mutual fund trading investigations were resolved, leading to increased investor confidence and hopes that the worst of the corporate governance crisis was past. The only outstanding stresses to the credit market relate to some widely known, but fairly uneventful, issues with some of Government Sponsored Entities (GSEs); these are expected to be resolved shortly and, we believe, could leave the affected GSEs in a much stronger position.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between federal agency securities and prime money-market instruments widened in the first three months of the period and then narrowed after yielding as much as 0.20% less than the three-month LIBOR. The spread narrowed to less than 0.10% near the end of September 2004. Spreads between federal agency securities and U.S. Treasury bills also widened during this period to over 0.20% near the end of September 2004, after having traded at the same yield in June 2004.

      At the end of the quarter, the Office of Federal Housing Enterprise Oversight (OFHEO) issued its anticipated report on the Federal National Mortgage Association (Fannie Mae) about alleged irregularities in financial controls and accounting policies. Fannie Mae has agreed with OFHEO to boost its capital by 30% above the minimum within nine months. Estimates are that Fannie Mae will need to increase its capital by $4 to $5 billion during this period and is likely to use a combination of retaining its earnings and lowering its debt issuance. This will necessitate a contraction in its mortgage portfolio. We believe that these developments could prove to be positive for agency debt holders, as yield spreads narrow due to less supply and improved investor confidence. The senior debt ratings of Fannie Mae and other GSEs are stable at this time at triple-A ratings.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising. Some investors were buying short-maturity U.S. Treasury bills in the hopes of reinvesting at higher rates, while others were using the short maturity bills as a safe haven given election year terrorism fears. Recent strong buying by Central Banks combined with tactical short selling by the primary government securities dealers has increased demand for U.S. Treasuries, leading to higher prices. As of September 30, 2004, the six-month U.S. Treasury bill yielded 0.29% more than the three-month U.S. Treasury bill, whereas the yield differential at the end of March 2004 was just 0.05%.

      The extreme steepness of the yield curve in the U.S. Treasury bill market occurred just after the first tightening at the Fed's June meeting, when the pick-up from three- to six-month bills was 0.38%. Because the Fed reiterated it would tighten at a measured pace, that steepness backed off to just over 0.25% in September 2004.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      In the past six months, news in the municipal markets was dominated by the financial problems of the State of California as it faced a severe cash shortage. The State was able to avoid a crisis by issuing $11 billion in Economic Recovery Bonds. Rating agencies, in turn, raised California's ratings from triple-B to single-A. These financial problems won't go away, as many of the one-time measures that have been used to fill the budget deficit will expire over the next two years.

MONEY MARKET OVERVIEW                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      For buyers of municipal variable rate demand notes, massive supplies of new bond issuances coupled with the rising federal funds rate have helped keep spreads between weekly municipals and taxable issues at historically narrow levels. Variable rate demand notes averaged 85% of the one-month LIBOR throughout the period, compared to the long-term historical average of 65%.

      There continue to be reasons for concern about the general quality of municipal credit. One of the issues that faced municipalities the past six months was their unfunded pension obligations. During the stock market bubble, rising equity values enabled municipalities to skip pension fund contributions and increase benefit payouts. Since the bubble burst, pension funds are no longer overvalued and these skipped payments and increased payouts have come to haunt municipalities. For example, the State of Illinois is now faced with approximately $45 billion in unfunded pension obligations. In addition to Illinois, the city of San Diego's ratings have recently been removed for, among other things, failing to properly disclose pension obligations.

      Lastly, municipalities have increased their use of swaps. Some are used appropriately as a form of creating synthetic fixed-rate securities as a cheaper alternative to regular fixed-rate bonds. Our fear is that some smaller issuers may be enhancing their investment returns by speculating in their use of these derivatives. We continue to monitor these issues looming over municipalities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The interest rate rise was widely anticipated and the measured pace of the tightening of rates by the Fed caused no market disruption. Fund yields were largely responsive to these increases in the federal funds rate, and the Wells Fargo Money Market Funds (the Funds) experienced minimal changes in assets. We believe the Funds were positioned to take advantage of the additional yield available in longer-term investments, while enjoying sensitivity to rate changes offered by shorter-term investments.

      THE VIEWS EXPRESSED ARE AS OF SEPTEMBER 30, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                              Certificates
Wells Fargo               U.S.                      U.S.                       of Deposit/                  Floating/
Money Market           Treasury    Repurchase    Government     Commercial      Bankers         Time      Variable Rate
Fund Name             Securities   Agreements    Obligations      Paper       Acceptances     Deposits     Notes/Bonds
100% Treasury             X

Treasury Plus             X            X

Government                X            X              X

Prime Investment          X            X              X             X              X             X             X

Cash Investment           X            X              X             X              X             X             X

National Tax-Free

California Tax-Free

                      Mortgage-
                      and Other
Wells Fargo             Asset-
Money Market            Backed      Corporate     Municipal
Fund Name             Securities   Notes/Bonds   Obligations
100% Treasury

Treasury Plus

Government

Prime Investment          X            X

Cash Investment           X            X

National Tax-Free                                     X

California Tax-Free                                   X

--------------------------------------------------------------------------------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       01/01/92
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                               6-Month*   1-Year   5-Year  10-Year
Wells Fargo California Tax-Free Money Market Fund - Service Class                0.34      0.62     1.62     2.21

Benchmark

  iMoneyNet California State Specific Institutional Money Fund Average(2)        0.33      0.61     1.78     2.67

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                       1.07%

7-Day Compound Yield                      1.08%

30-Day Simple Yield                       0.94%

30-Day Compound Yield                     0.94%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               39 days

              PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                  (6%)
Municipal Bonds                            (10%)
Municipal Demand Notes                     (84%)

              MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (19%)
2-14 days                                  (63%)
15-29 days                                  (2%)
30-59 days                                  (3%)
60-89 days                                  (2%)
90-179 days                                 (1%)
180-269 days                                (2%)
270+ days                                   (8%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.79%.

            Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund,its predecessor fund. Effective at the close of business November 5,1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CASH INVESTMENT MONEY MARKET FUND --ADMINISTRATOR,
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       10/14/87
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year  10-Year
Wells Fargo Cash Investment Money Market Fund - Administrator Class          0.48      0.88     2.89    4.08

Wells Fargo Cash Investment Money Market Fund - Institutional Class          0.56      1.04     3.10    4.19

Wells Fargo Cash Investment Money Market Fund - Service Class                0.41      0.73     2.85    4.06

Benchmark

  iMoneyNet First Tier Institutional Money Fund Average(2)                   0.45      0.81     3.07    5.03

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
                                   Administrator  Institutional  Service
7-Day Current Yield                    1.38%          1.53%       1.23%

7-Day Compound Yield                   1.39%          1.54%       1.24%

30-Day Simple Yield                    1.30%          1.45%       1.15%

30-Day Compound Yield                  1.31%          1.46%       1.16%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               36 days

              PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                           (42%)
Certificates of Deposit                     (5%)
Floating/Variable Rate Bonds/Notes         (15%)
Repurchase Agreements                      (18%)
Time Deposits                              (10%)
Corporate Bonds                             (7%)
Demand Notes                                (1%)
FHLMC                                       (2%)

              MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (22%)
2-14 days                                  (34%)
15-29 days                                  (9%)
30-59 days                                 (10%)
60-89 days                                 (19%)
90-179 days                                 (2%)
180-269 days                                (2%)
270+ days                                   (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.37% for the Administrator Class shares, 1.49% for the Institutional Class shares and 1.19% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Cash Investment Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities,U.S. other securities,repos,time deposits,domestic bank obligations,foreign bank obligations,first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- ADMINISTRATOR,
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Government Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       11/16/87
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year  10-Year
Wells Fargo Government Money Market Fund - Administrator Class               0.47      0.84     2.77    3.92

Wells Fargo Government Money Market Fund - Institutional Class               0.54      1.00     2.81    3.94

Wells Fargo Government Money Market Fund - Service Class                     0.39      0.69     2.73    3.90

Benchmark

  iMoneyNet Government Institutional Money Fund Average(2)                   0.40      0.72     2.89    4.77

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
                                   Administrator  Institutional  Service
7-Day Current Yield                    1.38%          1.53%       1.23%

7-Day Compound Yield                   1.39%          1.54%       1.23%

30-Day Simple Yield                    1.27%          1.42%       1.12%

30-Day Compound Yield                  1.28%          1.43%       1.13%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               39 days

              PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FHLB                                        (9%)
FHLMC                                      (18%)
FNMA                                       (23%)
FFCB                                        (5%)
Repurchase Agreements                      (45%)


              MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (50%)
2-14 days                                   (7%)
15-29 days                                  (8%)
30-59 days                                  (6%)
60-89 days                                 (11%)
90-179 days                                (16%)
180+ days                                   (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.36% for the Administrator Class shares, 1.48% for the Institutional Class shares and 1.19% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. Performance shown for the Institutional Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 28, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Administrator and Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND --INSTITUTIONAL AND
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       01/07/88
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year   10-Year
Wells Fargo National Tax-Free Money Market Fund - Institutional Class        0.48      0.90     2.07      2.69

Wells Fargo National Tax-Free Money Market Fund - Service Class              0.35      0.65     1.89      2.60

Benchmark

  iMoneyNet Tax-Free Institutional Money Fund Average(2)                     0.36      0.66     1.95      2.90

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
                                        Institutional  Service
7-Day Current Yield                         1.36%       1.11%

7-Day Compound Yield                        1.36%       1.11%

30-Day Simple Yield                         1.21%       0.96%

30-Day Compound Yield                       1.21%       0.96%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               30 days

              PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                     (78%)
Municipal Put Bonds                         (2%)
Municipal Commercial Paper                 (11%)
Municipal Bonds                             (9%)

              MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (22%)
2-14 days                                  (61%)
15-29 days                                  (2%)
30-59 days                                  (6%)
60-89 days                                  (2%)
90-179 days                                 (2%)
180-269 days                                (1%)
270+ days                                   (4%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.30% for the Institutional Class shares and 1.01% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the national tax-free institutional and state specific institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND -- INSTITUTIONAL AND
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       09/02/98
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year  Life of Fund
Wells Fargo Prime Investment Money Market Fund - Institutional Class         0.54      0.99     2.79       3.15

Wells Fargo Prime Investment Money Market Fund - Service Class               0.36      0.64     2.70       3.08

Benchmark

  iMoneyNet First Tier Institutional Money Fund Average(2)                   0.45      0.81     3.07       3.56

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1)(AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
                                       Institutional    Service
7-Day Current Yield                        1.56%         1.21%

7-Day Compound Yield                       1.57%         1.21%

30-Day Simple Yield                        1.45%         1.10%

30-Day Compound Yield                      1.46%         1.10%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               16 days

              PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                           (36%)
Corporate Bonds                             (4%)
Floating/Variable Rate Notes/Bonds          (5%)
Repurchase Agreements                      (45%)
Time Deposits                              (10%)

              MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (53%)
2-14 days                                  (10%)
15-29 days                                 (31%)
30-59 days                                  (2%)
60-89 days                                  (1%)
90-179 days                                 (2%)
180-269 days                                (1%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.51% for the Institutional Class shares and 1.21% for the Service Class shares.

            Performance shown for the Institutional Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       10/01/85
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year  10-Year
Wells Fargo Treasury Plus Money Market Fund - Institutional Class            0.51      0.92     2.88     4.04

Wells Fargo Treasury Plus Money Market Fund - Service Class                  0.36      0.62     2.62     3.83

Benchmark

  iMoneyNet Treasury & Repo Institutional Money Fund Average(2)              0.38      0.66     2.82     4.66

  91-Day U.S. Treasury Bill(3)                                               0.82      1.33     2.91     4.03

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
                                       Institutional    Service
7-Day Current Yield                        1.41%         1.11%

7-Day Compound Yield                       1.42%         1.11%

30-Day Simple Yield                        1.31%         1.01%

30-Day Compound Yield                      1.32%         1.01%

               FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               31 days

              PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                        (15%)
U.S. Treasury Notes                        (15%)
U.S. Treasury Bonds                         (3%)
Repurchase Agreements                      (67%)

              MATURITY DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (67%)
15-29 days                                  (2%)
30-59 days                                 (13%)
60-89 days                                  (3%)
90-179 days                                (13%)
180+ days                                   (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's 7-day current yield would have been 1.35% for the Institutional Class shares and 1.05% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91-Day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

(4)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO 100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                       12/03/90
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   5-Year  10-Year
Wells Fargo 100% Treasury Money Market Fund - Service Class                  0.34      0.56     2.54     3.69

Benchmark

  iMoneyNet Treasury Institutional Money Fund Average(2)                     0.37      0.65     2.79     4.59

  91-Day U.S. Treasury Bill (3)                                              0.82      1.33     2.91     4.03

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                         1.06%

7-Day Compound Yield                        1.06%

30-Day Simple Yield                         0.99%

30-Day Compound Yield                       1.00%

               FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity               58 days

              PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                       (100%)

              MATURITY DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (17%)
15-29 days                                 (19%)
30-59 days                                 (27%)
60-89 days                                 (16%)
90-179 days                                (19%)
180-269 days                                (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's 7-day current yield would have been 0.82%.

            Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91-Day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                                     FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any), and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                         Beginning      Ending
                                                                          Account       Account      Expenses     Net Annual
                                                                           Value         Value      Paid During    Expense
                                                                          3/31/04       9/30/04     the Period*     Ratio
Wells Fargo California Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.40   $      2.25         0.45%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.75   $      2.28         0.45%

Wells Fargo Cash Investment Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Cash Investment Money Market Fund - Administrator Class

Actual                                                                  $  1,000.00   $  1,004.80   $      1.75         0.35%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,023.25   $      1.77         0.35%

Wells Fargo Cash Investment Money Market Fund - Institutional Class

Actual                                                                  $  1,000.00   $  1,005.60   $      1.00         0.20%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,024.00   $      1.01         0.20%

Wells Fargo Cash Investment Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,004.10   $      2.51         0.50%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.50   $      2.53         0.50%

Wells Fargo Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Administrator Class

Actual                                                                  $  1,000.00   $  1,004.70   $      1.75         0.35%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,023.25   $      1.77         0.35%

Wells Fargo Government Money Market Fund - Institutional Class

Actual                                                                  $  1,000.00   $  1,005.40   $      1.00         0.20%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,024.00   $      1.01         0.20%

Wells Fargo Government Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.90   $      2.50         0.50%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.50   $      2.53         0.50%

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning      Ending
                                                                          Account       Account      Expenses     Net Annual
                                                                           Value         Value      Paid During    Expense
                                                                          3/31/04       9/30/04     the Period*     Ratio
Wells Fargo National Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Fund - Institutional Class

Actual                                                                  $  1,000.00   $  1,004.80   $      1.00         0.20%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,024.00   $      1.01         0.20%

Wells Fargo National Tax-Free Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.50   $      2.25         0.45%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.75   $      2.28         0.45%

Wells Fargo Prime Investment Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Prime Investment Money Market Fund - Institutional Class

Actual                                                                  $  1,000.00   $  1,005.40   $      1.00         0.20%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,024.00   $      1.01         0.20%

Wells Fargo Prime Investment Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.60   $      2.75         0.55%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.25   $      2.78         0.55%

Wells Fargo Treasury Plus Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Treasury Plus Money Market Fund - Institutional Class

Actual                                                                  $  1,000.00   $  1,005.10   $      1.00         0.20%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,024.00   $      1.01         0.20%

Wells Fargo Treasury Plus Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.60   $      2.50         0.50%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.50   $      2.53         0.50%

Wells Fargo 100% Treasury Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo 100% Treasury Money Market Fund - Service Class

Actual                                                                  $  1,000.00   $  1,003.40   $      2.50         0.50%

Hypothetical (5% return before expenses)                                $  1,000.00   $  1,022.50   $      2.53         0.50%

* Expenses are equal to the Fund's annualized expense ratio multipled by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.36%

CALIFORNIA - 92.70%
$      100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                 JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                 (RECREATIONAL FACILITIES REVENUE LOC)@+/-                                 1.72%     11/15/2031   $        100,000
     6,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 HOUSING REVENUE SERIES A SOCIETE GENERALE LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      07/01/2008          6,000,000
     9,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.72      09/15/2032          9,865,000
        20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS SERIES
                 A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-           1.73      02/15/2033             20,000
     4,245,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTERREY APARTMENTS SERIES B
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.75      05/15/2027          4,245,000
     8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
                 (OTHER REVENUE LOC)@+/-                                                   1.72      09/01/2024          8,160,000
    13,000,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                 LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED
                 BY FHLMC (HOUSING REVENUE LOC)@+/-                                        1.77      09/01/2006         13,000,000
     3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                 SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)@+/-                1.77      02/01/2007          3,000,000
     3,740,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                 DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.78      12/01/2032          3,740,000
     2,420,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
                 SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
                 FACILITIES REVENUE LOC)@+/-                                               1.69      12/01/2027          2,420,000
     8,190,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                 UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES
                 REVENUE LOC)@+/-                                                          1.68      02/01/2032          8,190,000
    26,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                 UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-            1.67      11/01/2049         26,300,000
     6,805,000   CALIFORNIA HEALTH FACILITIES AUTHORITY REVENUE SCRIPPS HEALTH
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.60      10/01/2022          6,805,000
    34,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1
                 (HOUSING REVENUE LOC)@+/-                                                 1.65      02/01/2023         34,000,000
     1,500,000   CALIFORNIA HFA REVENUE HOME MORTGAGE PROJECT SERIES X-1
                  (HOUSING REVENUE LOC)@+/-                                                1.60      08/01/2015          1,500,000
     6,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2
                 (HOUSING REVENUE LOC)@+/-                                                 1.65      04/01/2005          6,000,000
     6,800,000   CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES F FSA INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.74      02/01/2034          6,800,000
     4,380,000   CALIFORNIA HFA REVENUE HOME MORTGAGES SERIES U
                 (HOUSING REVENUE LOC)@+/-                                                 1.75      02/01/2017          4,380,000
     1,465,000   CALIFORNIA HFA REVENUE SERIES 112-A (HOUSING REVENUE LOC)@+/-             1.73      08/01/2026          1,465,000
    17,550,000   CALIFORNIA HFA REVENUE SERIES F (HOUSING REVENUE LOC)@+/-                 1.77      02/01/2033         17,550,000
     4,345,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                   1.69      06/01/2022          4,345,000
     6,500,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA LOC
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                   1.69      10/01/2023          6,500,000
     8,170,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                   1.71      09/01/2028          8,170,000
     7,320,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTH FACILITIES FINANCING
                 AUTHORITY REVENUE LOC)@+/-                                                1.69      08/01/2021          7,320,000
    11,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK REVENUE
                 J PAUL GETTY SERIES D (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-              1.17      02/01/2005         11,800,000
     4,413,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@              1.17      02/01/2005          4,413,000
    11,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY SERIES C (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@              1.17      02/01/2005         11,800,000
    10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.62      10/03/2005         10,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   11,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 J PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.62%     10/03/2005   $     11,700,000
     1,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SAN FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.68      07/01/2032          1,300,000
     7,600,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.74      11/01/2026          7,600,000
    10,200,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR BORAX INC
                 PROJECT SERIES A (POLLUTION CONTROL REVENUE LOC)@+/-                      1.66      06/01/2010         10,200,000
    26,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                 GAS & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-           1.77      11/01/2026         26,000,000
     6,300,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                 RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT -
                 SERIES A (POLLUTION CONTROL REVENUE LOC)@+/-                              1.78      12/01/2024          6,300,000
    34,000,000   CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.00      07/06/2005         34,356,586
     5,150,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                 PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C
                 (LEASE REVENUE LOC)@+/-                                                   1.68      07/01/2022          5,150,000
     1,900,000   CALIFORNIA STATE DEPARTMENT OF  WATER RESERVE & POWER
                 SUPPLY REVENUE SERIES C-3 AMBAC INSURED
                 (ELECTRIC REVENUE LOC)@+/-                                                1.70      05/01/2022          1,900,000
    81,600,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER
                 SUPPLY REVENUE SERIES B-1 BANK OF NEW YORK LOC
                 (POWER REVENUE LOC)@+/-                                                   1.71      05/01/2022         81,600,000
    17,300,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER
                 SUPPLY REVENUE SERIES C11 (ELECTRIC REVENUE LOC)@+/-                      1.70      05/01/2022         17,300,000
    91,740,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER
                 SUPPLY REVENUES SERIES C4 JPM LOC (POWER REVENUE LOC)@+/-                 1.70      05/01/2022         91,740,000
    49,550,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                 (ELECTRIC REVENUE LOC)@+/-                                                1.80      05/01/2022         49,550,000
     5,155,000   CALIFORNIA STATE DEPARTMENT WATER RESERVATION POWER SUPPLY
                 REVENUE RR II R 244 (POWER REVENUE LOC)+/-@                               1.72      05/01/2011          5,155,000
    21,585,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTER VALLEY
                 PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.17      12/01/2022         21,585,000
     4,190,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                 PROJECT REVENUE SERIES R (WATER REVENUE LOC)@+/-                          1.72      12/01/2021          4,190,000
    14,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73      05/01/2022         14,000,000
     6,520,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3
                 (POWER REVENUE LOC)@+/-                                                   1.77      05/01/2022          6,520,000
     3,230,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                 BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                      1.75      08/01/2027          3,230,000
     2,005,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 INDUSTRIAL DEVELOPMENT REVENUE SERRA MISSION PROJECT SERIES A
                 US BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                   1.75      08/01/2027          2,005,000
    13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.75      07/01/2005         13,000,000
    13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.75      07/01/2005         13,000,000
    14,000,000   CALIFORNIA STATE ECONOMIC RECOVERY
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.72      01/01/2012         14,000,000
    16,000,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-4
                 (SALES TAX REVENUE LOC)@+/-                                               1.71      07/01/2023         16,000,000
    30,800,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7
                 (SALES TAX REVENUE LOC)@+/-                                               1.72      07/01/2023         30,800,000
     4,950,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.70      07/01/2013          4,950,000
     4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
                 (OTHER REVENUE LOC)+/-@                                                   1.69      09/01/2024          4,995,000
     9,000,000   CALIFORNIA STATE FLOATER PA 315 FSA INSURED
                 (OTHER REVENUE LOC)@+/-                                                   1.73      12/01/2018          9,000,000
    19,570,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D
                 AMBAC INSURED (LEASE REVENUE LOC)@+/-                                     1.72      12/01/2019         19,570,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    6,425,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED
                 (OTHER REVENUE LOC)@+/-                                                   1.74%     12/01/2032   $      6,425,000
    15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C@+/-                    1.76      01/20/2031         15,090,000
     3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.73      10/15/2030          3,985,000
    17,200,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-1 BANK OF
                 AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                     1.71      08/01/2034         17,200,000
    13,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-2 BANK OF
                 AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                     1.71      09/15/2029         13,000,000
     6,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3 BANK OF
                 AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                     1.71      04/01/2025          6,000,000
     7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                 SERIES DDD CITIBANK LOC@+/-                                               1.76      12/01/2036          7,060,000
    29,700,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)@+/-                  1.71      07/01/2034         29,700,000
     2,000,000   CALIFORNIA STATEWIDE CDA REVENUE CTFS PARTICIPATION HOUSE EAR
                 INSTITUTE JP MORGAN CHASE & COMPANY LOC (LEASE REVENUE LOC)@+/-           1.71      12/01/2018          2,000,000
    16,200,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00      06/30/2005         16,367,540
     7,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO (INDUSTRIAL
                 DEVELOPMENT REVENUE LOC)                                                  3.00      06/30/2005          7,375,496
    11,700,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
                 COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                               3.00      06/30/2005         11,821,001
     9,590,000   CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE
                 CHEVRON USA PROJECT CHEVRON CORPORATION LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      12/15/2024          9,590,000
     5,450,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
                 SERIES A 02 FHA INSURED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.71      04/20/2036          5,450,000
    10,000,000   CALIFORNIA TRANSPORTATION FINANCING AUTHORITY REVENUE
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.70      10/01/2027         10,000,000
    16,420,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@             1.73      10/15/2026         16,420,000
     3,330,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED
                 (TAX INCREMENTAL REVENUE LOC)@+/-                                         1.72      10/01/2019          3,330,000
     5,900,000   CENTRAL UNIVERSITY SCHOOL DISTRICT CA CTFS PARTICIPATION
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  3.50      01/01/2035          5,933,752
    14,000,000   CITY OF NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL
                 HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)@+/-                 1.76      10/01/2026         14,000,000
     5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS
                 PALOMAS ASSOCIATION PROJECT CITY NATIONAL BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.68      11/01/2015          5,100,000
     5,970,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.71      09/01/2027          5,970,000
    12,205,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                 (HOUSING REVENUE LOC)@+/-                                                 1.78      12/01/2010         12,205,000
     7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS
                 PROJECT SERIES H COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.68      10/15/2029          7,200,000
     3,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER
                 APARTMENTS SERIES I COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.73      07/15/2032          3,300,000
    10,610,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE
                 GNMA DEL NORTE APARTMENTS A (HOUSING REVENUE LOC)@+/-                     1.68      10/01/2033         10,610,000
     2,000,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.60      08/01/2031          2,000,000
     2,390,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                 MBIA INSURED (OTHER REVENUE LOC)@+/-                                      1.72      02/01/2006          2,390,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503
                 (CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C)
                 AMBAC INSURED (LEASE REVENUE LOC)+/-@                                     1.72%     09/01/2017   $      4,000,000
     9,300,000   EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED
                 (UTILITIES REVENUE LOC)@+/-                                               1.66      06/01/2025          9,300,000
     9,155,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
                 CTFS SERIES A (WATER & SEWER REVENUE LOC)@+/-                             1.70      07/01/2023          9,155,000
     4,900,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS
                 (HOUSING REVENUE LOC)@+/-                                                 1.66      09/01/2007          4,900,000
    12,500,000   FREMONT CA TRAN                                                           2.00      10/29/2004         12,509,177
     6,835,000   GARDEN GROVE CA HOUSING AUTHORITY MFHR FLOATS PT 1385
                 COLLATERALIZED BY GNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.73      03/23/2006          6,835,000
     1,750,000   GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                 (WATER REVENUE LOC)+/-@                                                   1.72      12/01/2022          1,750,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED
                 REMARKETED 03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                1.72      07/15/2014          4,000,000
     3,700,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT
                 SERIES A US BANK NA LOC (HOUSING REVENUE LOC)+/-@                         1.75      08/01/2032          3,700,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED
                 BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                           1.68      01/01/2025          1,000,000
     2,200,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS
                 PROJECTS SERIES A (PROPERTY TAX REVENUE LOC)@+/-                          1.72      06/01/2033          2,200,000
    14,400,000   IRVINE CA IMPT BD ACT 1915 DISTRICT 85-7-I
                 (SPECIAL TAX REVENUE LOC)@+/-                                             1.68      09/02/2011         14,400,000
     1,760,000   IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT COMPANY
                 PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.53      12/01/2005          1,760,000
     5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
                 APARTMENTS PROJECT SERIES C COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      12/01/2026          5,500,000
     4,450,000   LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A
                 LIVERMORE APARTMENTS PROJECT BANK OF AMERICA NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.75      11/01/2040          4,450,000
     2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651
                 (AIRPORT REVENUE LOC)@+/-                                                 1.73      05/15/2019          2,800,000
     2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
                 (AIRPORT REVENUE LOC)@+/-                                                 1.73      05/15/2020          2,135,000
    19,000,000   LONG BEACH CA TRAN (TAX REVENUE LOC)                                      1.50      10/04/2004         19,000,817
     7,140,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
                 SERIES A ROWAN LOFTS PROJECT FNMA INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.73      12/01/2034          7,140,000
    16,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY
                 LEASE REVENUE SERIES C-1 AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.68      08/15/2021         16,000,000
    16,600,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY
                 LEASE REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)@+/-                      1.68      08/15/2021         16,600,000
    14,820,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY
                 LEASE REVENUE SUBSERIES B-2 (LEASE REVENUE LOC)@+/-                       1.69      08/15/2021         14,820,000
    10,600,000   LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC REVENUE
                 SERIES 143 MBIA INSURED (ELECTRIC PLANT REVENUE LOC)@+/-                  1.17      02/15/2024         10,600,000
     3,455,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A
                 (AIRPORT REVENUE LOC)                                                     5.50      08/01/2005          3,564,140
     6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                 RECEIPTS CLASS F SERIES 7 MBIA INSURED
                 (HARBOR DEPARTMENT REVENUE LOC)@+/-                                       1.72      11/01/2026          6,995,000
       100,000   LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A
                 FHLB LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                           1.75      08/01/2026            100,000
     5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK
                 OF AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.75      07/01/2015          5,300,000
    33,000,000   LOS ANGELES CA TRAN (TAX REVENUE LOC)                                     3.50      06/30/2005         33,490,585
     4,990,000   LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-                           1.71      01/01/2027          4,990,000
     4,985,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS
                 RR II R 4034 (SEWER REVENUE LOC)@+/-                                      1.72      06/01/2022          4,985,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$   10,000,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES B
                 FGIC INSURED (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-               1.15%     12/01/2031   $     10,000,000
     5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.72      07/01/2022          5,995,000
    10,595,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.72      07/01/2022         10,595,000
     1,478,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 873
                 (ELECTRIC REVENUE LOC)@+/-                                                1.69      07/01/2011          1,478,000
    38,300,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1
                 DEXIA INSURED (WATER REVENUE LOC)@+/-                                     1.68      07/01/2035         38,300,000
    18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2016         18,670,000
    20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2021         20,200,000
    20,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                      1.72      07/01/2025         20,000,000
     3,000,000   LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      10/01/2031          3,000,000
     3,400,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM
                 SERIES A (EDUCATIONAL FACILITIES REVENUE LOC)                             3.50      06/30/2005          3,447,104
     2,700,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                 BONDS (HOUSING REVENUE LOC)@+/-                                           1.70      09/01/2030          2,700,000
     6,475,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
                 TAX REVENUE REFUNDING SERIES A@+/-                                        1.70      07/01/2020          6,475,000
    24,950,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)@+/-            1.67      07/01/2023         24,950,000
    31,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C
                 (WATER REVENUE LOC)@+/-                                                   1.69      07/01/2027         31,600,000
    10,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                 (WATER REVENUE LOC)@+/-                                                   1.70      07/01/2020         10,000,000
    27,010,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)@+/-                       1.69      07/01/2030         27,010,000
     9,065,000   MILPITAS CA REDEVELOPMENT AGENCY@+/-                                      1.72      09/01/2021          9,065,000
    11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                 SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)@+/-                      1.70      10/01/2015         11,100,000
     5,620,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.69      09/01/2029          5,620,000
    14,550,000   MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN
                 PROJECT SERIES F MBIA INSURED (POWER REVENUE LOC)@+/-                     1.71      07/01/2022         14,550,000
     2,700,000   MUNICIPAL SECS TRUST SERIES 2001 136 CL A
                 (AIRPORT REVENUE LOC)++@+/-                                               1.80      12/06/2018          2,700,000
     2,400,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76      10/01/2026          2,400,000
    14,800,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76      10/01/2026         14,800,000
    14,687,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                 SERIES C-1 (LEASE REVENUE LOC)@+/-                                        1.70      02/01/2025         14,687,000
     3,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 2
                 SERIES (HOUSING REVENUE LOC)@+/-                                          1.65      11/01/2009          3,500,000
    20,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
                 APARTMENT PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)@+/-            1.68      12/01/2029         20,600,000
     4,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE ISSUE G
                 SERIES 2 FNMA LOC (HOUSING REVENUE LOC)@+/-                               1.68      11/15/2028          4,900,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK
                 RIDGE VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)@+/-                   1.68%     11/15/2028   $      4,000,000
    15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT
                 PARK PLACE APARTMENTS ISSUE A FHLB INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.71      04/01/2024         15,400,000
     9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A
                 FHLMC LOC (HOUSING REVENUE LOC)@+/-                                       1.68      12/01/2006          9,000,000
    24,005,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B
                 ALISO CREEK PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                   1.67      11/01/2022         24,005,000
     8,049,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                 HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                 1.68      12/01/2022          8,049,000
     9,301,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
                 SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)@+/-                    1.71      09/02/2018          9,301,000
    12,400,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
                 (LEASE REVENUE LOC)@+/-                                                   1.73      08/01/2030         12,400,000
    20,280,000   ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
                 (LEASE REVENUE LOC)@+/-                                                   1.70      08/01/2013         20,280,000
     3,050,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                 LOC)@+/-                                                                  1.69      11/01/2014          3,050,000
     7,475,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)@+/-             1.69      11/01/2014          7,475,000
    12,400,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                 REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)@+/-             1.69      11/01/2014         12,400,000
    18,065,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                 (WATER REVENUE LOC)@+/-                                                   1.67      08/01/2042         18,065,000
     5,000,000   PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      02/01/2007          5,000,000
     4,995,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      05/01/2008          4,995,000
     7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      05/01/2010          7,285,000
     8,495,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED
                 (AIRPORT REVENUE LOC)@+/-                                                 1.72      11/01/2021          8,495,000
     4,290,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                 2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)@+/-                        1.72      06/15/2020          4,290,000
     1,645,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                 REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
                 PLC LOC (PROPERTY TAX REVENUE LOC)@+/-                                    1.71      07/01/2030          1,645,000
    22,400,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                 REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)@+/-           1.70      07/01/2006         22,400,000
     4,900,000   RIVERSIDE COUNTY CA IDA BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.70      06/01/2026          4,900,000
     9,560,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                 SERIES 2000-12 CLASS A (MUNICIPAL LOC)@+/-                                1.77      03/01/2034          9,560,000
    27,000,000   ROSEVILLE CA ELECTRIC SYSTEMS REVENUE CERTIFICATES PARTNERS
                 (ELECTRIC PLANT REVENUE LOC)@+/-                                          1.67      02/01/2024         27,000,000
    25,000,000   SACRAMENTO CA CITY UNION SCHOOL DISTRICT TAX & REVENUE ANTIC
                 NOTES 2003-04 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                 2.00      11/12/2004         25,026,955
     8,300,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                 (UTILITIES REVENUE LOC)@+/-                                               1.72      05/15/2020          8,300,000
    15,500,000   SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-                           1.68      07/01/2031         15,500,000
     7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK
                 APARTMENT SERIES 1 COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.73      05/15/2034          7,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                 SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                 1.73%     05/15/2029   $      6,300,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                 APARTMENTS SERIES A (HOUSING REVENUE LOC)@+/-                             1.73      02/15/2033          6,000,000
     7,600,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 REVENUE SUBORDINATE LIEN SACRAMENTO REGULATION C CREDIT
                 AGRICOLE INDOSUEZ LOC (SEWER REVENUE LOC)@+/-                             1.65      12/01/2030          7,600,000
    32,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                      3.00      07/11/2005         32,329,397
     6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                 SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                 1.68      05/15/2029          6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                 SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                 1.68      05/15/2029          5,600,000
     3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED
                 BY FNMA (HOUSING REVENUE LOC)@+/-                                         1.77      06/01/2006          3,395,000
    14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.73      01/15/2033         14,825,000
    32,595,000   SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC
                 (HOUSING REVENUE LOC)@+/-                                                 1.72      03/01/2032         32,595,000
     8,100,000   SAN DIEGO CA MFHR COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      08/01/2014          8,100,000
    19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                 REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@                     1.70      05/15/2029         19,130,000
     5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER
                 REVENUE CLASS A (WATER REVENUE LOC)@+/-                                   1.72      08/01/2012          5,430,000
    10,000,000   SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                     3.00      07/25/2005         10,112,845
     6,621,000   SAN DIEGO CA UNION SCHOOL DISTRICT FLOATERS SERIES 759 FSA
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.69      07/01/2026          6,621,000
    11,580,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                                  1.70      07/01/2022         11,580,000
     5,826,000   SAN DIEGO CALIFORNIA UNION SCHOOL DISTRICT SERIES 758
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.69      07/01/2027          5,826,000
     6,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.25      07/25/2005          6,789,059
     1,400,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE
                 REVENUE MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC
                 INSURED (LEASE REVENUE LOC)@+/-                                           1.67      04/01/2030          1,400,000
        95,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                 NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.73      11/01/2036             95,000
    10,690,000   SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                 CLEAN WATER MERLOTS SERIES B20 MBIA INSURED
                 (WATER & SEWER REVENUE LOC)@+/-                                           1.71      10/01/2022         10,690,000
     6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                 SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)@+/-                     1.69      08/01/2027          6,857,500
     8,690,000   SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE
                 FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-@                              1.70      11/15/2020          8,690,000
     2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B
                 SECURITY PACIFIC NATIONAL LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.68      10/01/2007          2,200,000
     6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161
                 FGIC INSURED (TAX INCREMENTAL REVENUE LOC)@+/-                            1.70      02/01/2011          6,510,000
     6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178
                 FGIC INSURED (TAX INCREMENTAL REVENUE LOC)@+/-                            1.70      08/01/2011          6,510,000
     5,600,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
                 PROJECT BNP PARIBAS LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-           1.71      10/01/2020          5,600,000
     5,490,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                 (ELECTRIC REVENUE LOC)@+/-                                                1.70      07/01/2010          5,490,000
     2,130,000   SANTA CLARA CA ELECTRIC REVENUE SERIES B AMBAC INSURED
                 (ELECTRIC REVENUE LOC)@+/-                                                1.70      07/01/2010          2,130,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                 PROJECT SERIES A COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.68%     12/15/2025   $      5,900,000
    11,700,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                 SERIES E FGIC INSURED REMARKETED 03/17/94
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.72      11/15/2017         11,700,000
     6,150,000   SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE                1.68      07/01/2023          6,150,000
     8,900,000   LOC)@+/- SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      06/01/2010          8,900,000
    37,500,000   SONOMA COUNTY CA TRAN (TAX REVENUE LOC)                                   3.00      10/13/2005         37,986,750
     9,300,000   SOUTHERN CA PUBLIC POWER AUTHORITY POWER REVENUE SERIES B
                 (ELECTRIC REVENUE LOC)@+/-                                                1.67      07/01/2009          9,300,000
    25,300,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)@+/-                       1.67      07/01/2019         25,300,000
     5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PEOJECT
                 REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)@+/-                   1.70      07/01/2011          5,315,000
     5,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                 PROJECT REVENUE SOUTHERN TRANSMISSION SERIES A
                 (OTHER REVENUE LOC)@+/-                                                   1.70      07/01/2021          5,000,000
     2,500,000   STOCKTON CA HEALTH FACILITIES REVENUE SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.70      12/01/2032          2,500,000
     8,000,000   SULPHUR SPRINGS CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP
                 (LEASE REVENUE LOC)@+/-                                                   1.67      03/01/2037          8,000,000
     1,400,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE
                 (HOSPITAL REVENUE LOC)@+/-                                                1.70      07/01/2033          1,400,000
     3,900,000   TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.70      12/01/2032          3,900,000
     8,850,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT
                 SOCIETE GENERALE LOC (LEASE REVENUE LOC)@+/-                              1.71      01/01/2031          8,850,000
     6,100,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                 INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                          1.69      09/01/2022          6,100,000
     7,750,000   VACAVILLE CA MFHR SYCAMORES APARTMENTS SERIES A
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      05/15/2029          7,750,000
     4,600,000   VALLEJO CA MFHR HILLSIDE TERRACE APARTMENTS SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.75      03/15/2027          4,600,000
     3,400,000   VERNON CA ELECTRIC SYSTEMS MALBURG PROJECT SERIES B
                 (ELECTRIC REVENUE LOC)@+/-                                                1.68      04/01/2033          3,400,000
     8,000,000   VERNON CA ELECTRIC SYSTEMS REVENUE MALBURG PROJECT
                 (ELECTRIC REVENUE LOC)@+/-                                                1.68      04/01/2033          8,000,000
     7,400,000   WESTERN MUNICIPAL WATER DISTRICT FACILITIES REVENUE SERIES A
                 (WATER REVENUE LOC)@+/-                                                   1.72      10/01/2032          7,400,000

                                                                                                                     2,293,223,704
                                                                                                                  ----------------
GUAM - 0.04%
     1,000,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SERIES A
                 (SALES TAX REVENUE LOC)                                                   5.25      11/01/2004          1,003,497
                                                                                                                  ----------------
OTHER - 1.95%
    17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES
                 AMBAC INSURED (OTHER REVENUE LOC)@+/-                                     1.71      07/05/2006         17,995,000
    13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)@+/-                                      1.71      07/05/2006         13,176,000
    17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)++@+/-                                    1.75      05/07/2008         17,000,000

                                                                                                                        48,171,000
                                                                                                                  ----------------
PUERTO RICO - 1.67%
     7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A
                 (PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES A) (OTHER REVENUE LOC)@+/-                                         1.72      10/01/2034          7,200,000
    10,000,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                 COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D)
                 FSA INSURED (TOLL ROAD REVENUE LOC)+/-@                                   1.72      07/01/2027         10,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO (continued)
$    5,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)@+/-            1.72%     07/01/2038   $      5,000,000
     4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES 86 (SALES TAX REVENUE LOC)@+/-                                     1.69      07/01/2015          4,995,000
     7,990,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44@+/-                           1.71      07/01/2029          7,990,000
     6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                 SERIES 416 FSA LOC (LEASE REVENUE LOC)@+/-                                1.69      07/01/2021          6,135,000

                                                                                                                        41,320,000
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,383,718,201)                                                                  2,383,718,201
                                                                                                                  ----------------
COMMERCIAL PAPER - 5.03%
    16,800,000   PORT OF OAKLAND CALIFORNIA                                                1.16      10/05/2004         16,800,000
    14,500,000   PORT OF OAKLAND CALIFORNIA                                                1.38      10/12/2004         14,500,000
    23,000,000   PORT OF OAKLAND CALIFORNIA                                                1.43      11/12/2004         23,000,000
    15,000,000   UNIVERSITY OF CALIFORNIA                                                  1.30      10/08/2004         15,000,000
    12,500,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/18/2004         12,500,000
     5,000,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/19/2004          5,000,000
     5,000,000   UNIVERSITY OF CALIFORNIA                                                  1.22      10/20/2004          5,000,000
    18,500,000   UNIVERSITY OF CALIFORNIA                                                  1.22      10/21/2004         18,500,000
    14,100,000   UNIVERSITY OF CALIFORNIA                                                  1.35      11/09/2004         14,100,000

TOTAL COMMERCIAL PAPER (COST $124,400,000)                                                                             124,400,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,508,118,201)*                      101.39%                                                               $  2,508,118,201
OTHER ASSETS AND LIABILITIES, NET            (1.39)                                                                    (34,341,802)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $  2,473,776,399
                                            ======                                                                ================

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 1.87%
$  200,000,000   FHLMC^                                                                    1.57%     11/09/2004   $    199,659,833
    37,650,000   FNMA^                                                                     2.00      01/03/2005         37,453,383

TOTAL AGENCY NOTES - DISCOUNT (COST $237,113,216)                                                                      237,113,216
                                                                                                                  ----------------
AGENCY NOTES - INTEREST BEARING - 0.55%
    70,000,000   FHLMC+/-                                                                  1.59      02/04/2005         69,987,973

TOTAL AGENCY NOTES - INTEREST BEARING (COST $69,987,973)                                                                69,987,973
                                                                                                                  ----------------
CERTIFICATES OF DEPOSIT - 5.08%
    80,000,000   ABBEY NATIONAL NORTH AMERICA LLC                                          1.39      11/03/2004         79,999,277
    80,000,000   ABN AMRO BAND NV CHICAGO                                                  1.41      11/23/2004         79,995,321
   240,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                  2.25      09/19/2005        239,953,998
    90,000,000   CDC IXIS                                                                  1.40      11/04/2004         90,000,000
    60,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                       1.46      04/06/2005         59,999,386
    25,000,000   SWEDBANK NEW YORK                                                         1.41      11/03/2004         24,999,774
    70,000,000   SWEDBANK NEW YORK                                                         1.41      11/03/2004         69,999,526

TOTAL CERTIFICATES OF DEPOSIT (COST $644,947,282)                                                                      644,947,282
                                                                                                                  ----------------
COMMERCIAL PAPER - 40.25%
    75,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                         1.80      10/07/2004         74,977,500
   205,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                         1.69      11/29/2004        204,432,207
   200,000,000   ALLIANCE & LEICESTER PLC^                                                 1.80      12/09/2004        199,310,000
   135,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     1.52      10/12/2004        134,937,300
   100,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     1.71      12/20/2004         99,620,000
    87,733,000   ATOMIUM FUNDING CORPORATION^                                              1.60      10/07/2004         87,709,605
    65,000,000   BETA FINANCE INCORPORATED^                                                1.53      10/19/2004         64,950,275
   150,000,000   BLUE SPICE LLC^                                                           1.54      10/12/2004        149,929,417
   121,000,000   BNP PARIBAS FINANCE INCORPORATED^                                         1.70      12/13/2004        120,582,886
   159,500,000   CC USA INCORPORATED^                                                      1.53      10/15/2004        159,405,098
   100,000,000   CC USA INCORPORATED^                                                      1.65      11/08/2004         99,825,833
    75,293,000   CEDAR SPRINGS CAPITAL COMPANY^                                            1.74      11/19/2004         75,114,681
    37,155,000   CEDAR SPRINGS CAPITAL COMPANY^                                            1.75      11/22/2004         37,061,080
    75,000,000   CIESCO LLC^                                                               1.55      10/06/2004         74,983,854
    64,747,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        1.53      10/08/2004         64,727,738
    53,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        1.68      10/05/2005         52,999,563
    30,750,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        1.72      10/06/2005         30,749,535
    35,159,000   CROWN POINT CAPITAL COMPANY^                                              1.53      10/08/2004         35,148,783
    75,437,000   CROWN POINT CAPITAL COMPANY^                                              1.67      11/19/2004         75,265,528
    55,456,000   CROWN POINT CAPITAL COMPANY LLC^                                          1.08      10/08/2004         55,444,354
   200,000,000   DNB NOR BANK ASA^                                                         1.70      12/20/2004        199,244,444
    40,000,000   DORADA FINANCE INCORPORATED^                                              1.51      10/12/2004         39,981,544
    62,500,000   DORADA FINANCE INCORPORATED^                                              1.53      10/15/2004         62,462,813
    67,000,000   DORADA FINANCE INCORPORATION^                                             1.65      11/08/2004         66,883,308
   240,000,000   EDISON ASSET SECURITIZATION LLC^                                          1.51      10/13/2004        239,879,200
    50,000,000   GALAXY FUNDING INCORPORATED^                                              1.53      10/13/2004         49,974,500
    90,000,000   GALAXY FUNDING INCORPORATED^                                              1.68      12/13/2004         89,693,400
   150,000,000   GOVCO INCORPORATED^                                                       1.51      10/12/2004        149,930,792
    48,050,000   GOVCO INCORPORATED^                                                       1.73      11/26/2004         47,920,692

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$  175,000,000   GRAMPIAN FUNDING LLC^                                                     1.68%     12/13/2004   $    174,403,833
   100,000,000   GRAMPIAN FUNDING LLC^                                                     1.71      12/22/2004         99,610,500
    89,000,000   GREENWICH CAPITAL HOLDINGS INCORPORATED^                                  1.50      10/04/2004         88,988,875
   100,000,000   IRISH LIFE & PERMANENT PLC^                                               1.70      12/10/2004         99,669,444
    24,896,000   IVORY FUNDING CORPORATION^                                                1.71      11/15/2004         24,842,785
    21,009,000   IVORY FUNDING CORPORATION^                                                1.71      11/18/2004         20,961,099
    28,286,000   IVORY FUNDING CORPORATION^                                                1.75      11/29/2004         28,204,874
    50,000,000   LIQUID FUNDING LIMITED+/-                                                 1.54      10/08/2004         50,000,000
    40,000,000   LIQUID FUNDING LIMITED^                                                   1.72      12/08/2004         39,870,044
    75,000,000   LIQUID FUNDING LIMITED+/-                                                 1.69      05/05/2005         75,000,000
    44,000,000   LIQUID FUNDING LIMITED++/-                                                1.83      09/22/2005         44,000,000
    74,065,000   MANE FUNDING CORPORATION^                                                 1.74      11/22/2004         73,878,850
   125,000,000   MORGAN STANLEY+/-                                                         1.86      03/10/2005        125,000,000
    63,000,000   MORTGAGE INTEREST NETWORKING TRUST^                                       1.73      11/29/2004         62,821,377
   100,000,000   MORTGAGE INTEREST NETWORKING TRUST^                                       1.74      11/29/2004         99,714,833
   157,000,000   NEPTUNE FUNDING CORPORATION^                                              1.58      10/01/2004        157,000,000
    40,571,000   NEPTUNE FUNDING CORPORATION^                                              1.54      10/07/2004         40,560,587
    99,000,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                1.50      10/06/2004         98,979,375
    50,100,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                1.77      01/06/2005         49,861,065
    70,054,000   PERRY GLOBAL FUNDING LLC^                                                 1.58      10/22/2004         69,989,434
   120,000,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED^                1.51      10/08/2004        119,964,767
   138,455,000   SCALDIS CAPITAL LLC^                                                      1.73      11/29/2004        138,062,442
    59,000,000   SEDNA FINANCE INCORPORATED^                                               1.90      01/18/2005         58,660,586
    24,148,000   SOLITAIRE FUNDING LLC^                                                    1.73      11/29/2004         24,079,534
   123,500,000   SPINTAB AB^                                                               1.70      12/13/2004        123,074,268
    85,000,000   STADSHYPOTEK DELAWARE^                                                    1.51      10/07/2004         84,978,608
    77,000,000   SWEDBANK^                                                                 1.73      11/29/2004         76,781,684
    55,200,000   TANGO FINANCE CORPORATION^                                                1.60      10/21/2004         55,150,933
    50,000,000   TANGO FINANCE CORPORATION^                                                1.74      11/29/2004         49,857,417
    18,263,000   WHITE PINE FINANCE LLC^                                                   1.41      12/20/2004         18,205,776

TOTAL COMMERCIAL PAPER (COST $5,115,318,920)                                                                         5,115,318,920
                                                                                                                  ----------------
CORPORATE BONDS & NOTES - 3.21%
    90,000,000   ASSOCIATES CORPORATION OF NORTH AMERICA+/-                                2.05      06/27/2005         90,000,000
    50,000,000   KFW INTERNATIONAL FINANCE INCORPORATED                                    3.75      10/01/2004         50,000,000
    63,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2003-M++                              1.88      12/15/2004         63,000,000
    83,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2004-H++                              1.93      09/23/2005         83,000,000
   120,000,000   WAL-MART STORES                                                           5.01      06/01/2005        122,325,610

TOTAL CORPORATE BONDS & NOTES (COST $408,325,610)                                                                      408,325,610
                                                                                                                  ----------------
EXTENDABLE BONDS - 6.56%
   205,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   1.84      10/07/2005        205,025,902
   300,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              1.79      10/07/2005        300,000,000
    67,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                   1.90      10/11/2005         67,123,101
   100,000,000   NORTHERN ROCK PLC+++/-                                                    1.89      10/07/2005        100,000,000
   162,000,000   RESTRUCTURED ASSET SECURITIES ENHANCED RETURNS
                 SERIES 2002-7-MM++/-                                                      2.03      10/12/2005        162,000,000

TOTAL EXTENDABLE BONDS (COST $834,149,003)                                                                             834,149,003
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES - 10.83%
$  130,000,000   AMERICAN EXPRESS CENTURION BANK+/-                                        1.74%     05/13/2005   $    129,983,954
    80,000,000   BANK OF AMERICA SECURITIES+/-@                                            1.96      09/09/2034         80,000,000
   125,000,000   BELFORD US CAPITAL COMPANY+++/-                                           1.74      03/09/2005        125,000,000
    64,000,000   BETA FINANCE INCORPORATED++                                               1.49      04/20/2005         63,994,714
   105,000,000   CC (USA) INCORPORATED++                                                   1.50      11/17/2004        105,000,000
    30,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   1.93      12/15/2004         30,006,532
    37,500,000   JOHN HANCOCK GLOBAL FUNDING II+++/-                                       1.70      12/04/2004         37,500,000
    19,000,000   K2 (USA) LLC++                                                            1.43      03/15/2005         19,000,000
    50,000,000   LIBERTY LIGHTHOUSE US CAPITAL COMPANY++                                   1.50      11/12/2004         50,000,000
   200,000,000   M&I MARSHALL & ILSLEY BANK                                                5.25      12/15/2004        201,524,513
   200,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                                    1.69      09/09/2005        199,933,806
    50,000,000   PREMIUM ASSET TRUST SERIES 03-04+++/-                                     1.92      06/03/2005         50,032,578
    65,000,000   PREMIUM ASSET TRUST SERIES 04-08+++/-                                     1.77      10/15/2005         65,000,000
   100,000,000   ROYAL BANK OF CANADA+/-                                                   1.72      10/07/2005        100,000,000
   120,000,000   WHITE PINE FINANCE LLC+++/-                                               1.72      12/15/2004        119,995,042

TOTAL MEDIUM TERM NOTES (COST $1,376,971,139)                                                                        1,376,971,139
                                                                                                                  ----------------
MUNICIPAL BONDS & NOTES - 0.55%

VARIABLE RATE DEMAND NOTES - 0.55%
     1,120,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96A+/-@                              1.84      12/15/2026          1,120,000
       705,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-@                              1.84      12/15/2026            705,000
     1,140,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-@                              1.84      12/15/2026          1,140,000
     1,275,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-@                              1.84      12/15/2026          1,275,000
       520,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96F+/-@                              1.84      12/15/2026            520,000
     1,515,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-@                              1.84      12/15/2026          1,515,000
       605,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-@                              1.94      12/15/2026            605,000
    32,250,000   NEW YORK STATE LOC GOVERNMENT ASSISTANCE CORPORATION VARIABLE
                 RATE BONDS SERIES 1995 F (OTHER REVENUE LOC)+/-@                          1.68      04/01/2025         32,249,033
    31,010,000   ORLANDO & ORANGE COUNTY EXPRESSWAY AUTHORITY FL EXPRESSWAY
                 REVENUE (TRANSPORTATION REVENUE LOC)+/-@                                  1.70      07/01/2025         31,009,070

TOTAL VARIABLE RATE DEMAND NOTES (COST $70,138,103)                                                                     70,138,103
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $70,138,103)                                                                        70,138,103
                                                                                                                  ----------------
PROMISSORY NOTES - 3.30%
   239,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                  1.88      06/06/2005        239,000,000
   180,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                       1.71      07/26/2005        180,000,000

TOTAL PROMISSORY NOTES (COST $419,000,000)                                                                             419,000,000
                                                                                                                  ----------------
TIME DEPOSITS - 10.24%
   271,000,000   CAISSE DES DEPOTS ET CONSIGNATIONS                                        1.77      10/06/2004        271,000,000
   190,000,000   DANSKE BANK AS CAYMAN                                                     1.79      10/07/2004        190,000,000
   242,000,000   DEUTSCHE BANK CAYMAN                                                      1.78      10/05/2004        242,000,000
   365,000,000   DEXIA BANK GRAND CAYMAN                                                   1.76      10/01/2004        365,000,000
   154,000,000   FORTIS BANK GRAND CAYMAN                                                  1.78      10/05/2004        154,000,000
    80,000,000   LLOYDS TSB BANK PLC LONDON                                                1.79      10/05/2004         80,000,000

TOTAL TIME DEPOSITS (COST $1,302,000,000)                                                                            1,302,000,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 17.81%
$  345,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                                1.90%     10/01/2004   $    345,000,000
                 (MATURITY VALUE $345,017,959)
    20,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.88      10/01/2004         20,000,000
                 (MATURITY VALUE $20,001,030)
    22,389,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.90      10/01/2004         22,389,000
                 (MATURITY VALUE $22,390,165)
   311,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.91      10/01/2004        311,000,000
                 (MATURITY VALUE $311,016,274)
   120,284,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     2.05      10/01/2004        120,284,000
                 (MATURITY VALUE $120,290,756)
   469,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.81      10/04/2004        469,000,000
                 (MATURITY VALUE $469,093,029)
   205,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                                1.92      10/01/2004        205,000,000
                 (MATURITY VALUE $205,010,784)
   125,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                                1.98      10/01/2004        125,000,000
                 (MATURITY VALUE $125,006,781)
    15,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.85      10/01/2004         15,000,000
                 (MATURITY VALUE $15,000,760)
    46,694,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.95      10/01/2004         46,694,000
                 (MATURITY VALUE $46,696,495)
   164,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY             1.92      10/01/2004        164,000,000
                 US GOVERNMENT SECURITIES (MATURITY VALUE $164,008,627)
    50,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY             2.03      10/01/2004         50,000,000
                 US GOVERNMENT SECURITIES (MATURITY VALUE $50,002,781)
    20,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.89      10/01/2004         20,000,000
                 (MATURITY VALUE $20,001,036)
   350,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.90      10/01/2004        350,000,000
                 (MATURITY VALUE $350,018,219)
TOTAL REPURCHASE AGREEMENTS (COST $2,263,367,000)                                                                    2,263,367,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,741,318,246)*                     100.25%                                                               $ 12,741,318,246

OTHER ASSETS AND LIABILITIES, NET            (0.25)                                                                    (31,737,561)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $ 12,709,580,685
                                            ======                                                                ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 32.89%

FEDERAL HOME LOAN BANK - 1.33%
$   47,835,000   FHLB^                                                                     1.19%     10/15/2004   $     47,812,863
    75,000,000   FHLB^                                                                     1.59      10/22/2004         74,930,437
    17,000,000   FHLB^                                                                     1.81      12/29/2004         16,923,930

                                                                                                                       139,667,230
                                                                                                                  ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.13%
    17,287,000   FHLMC^                                                                    1.57      10/01/2004         17,287,000
    24,962,000   FHLMC^                                                                    1.14      10/05/2004         24,958,838
    23,900,000   FHLMC^                                                                    1.46      10/05/2004         23,896,123
    37,433,000   FHLMC^                                                                    1.05      10/12/2004         37,420,990
    75,000,000   FHLMC^                                                                    1.11      10/12/2004         74,974,562
    75,000,000   FHLMC^                                                                    1.14      10/18/2004         74,959,625
   100,000,000   FHLMC^                                                                    1.58      10/28/2004         99,881,500
   100,000,000   FHLMC^                                                                    1.57      11/09/2004         99,829,917
    50,000,000   FHLMC^                                                                    1.59      11/09/2004         49,913,875
    56,680,000   FHLMC^                                                                    1.45      11/16/2004         56,574,985
    92,327,000   FHLMC^                                                                    1.57      11/16/2004         92,141,782
    50,000,000   FHLMC^                                                                    1.58      11/22/2004         49,885,889
    40,900,000   FHLMC^                                                                    1.07      12/01/2004         40,826,193
    59,235,000   FHLMC^                                                                    1.63      12/01/2004         59,071,396
    40,000,000   FHLMC^                                                                    1.67      12/01/2004         39,886,811
    50,000,000   FHLMC^                                                                    1.10      12/06/2004         49,899,167
    53,607,000   FHLMC^                                                                    1.75      12/07/2004         53,432,405
    75,000,000   FHLMC^                                                                    1.84      12/21/2004         74,689,500
    97,000,000   FHLMC^                                                                    1.80      12/28/2004         96,573,200
    50,000,000   FHLMC^                                                                    1.57      01/05/2005         49,790,667
    45,800,000   FHLMC^                                                                    1.33      01/11/2005         45,627,410
    39,387,000   FHLMC^                                                                    1.74      01/11/2005         39,192,822
    50,000,000   FHLMC^                                                                    1.81      02/08/2005         49,673,194
    53,888,000   FHLMC^                                                                    1.85      02/15/2005         53,508,613
    88,831,000   FHLMC^                                                                    1.87      03/01/2005         88,134,244
    61,845,000   FHLMC^                                                                    1.96      03/08/2005         61,314,353
    75,000,000   FHLMC^                                                                    1.95      03/15/2005         74,329,687
    64,967,000   FHLMC^                                                                    2.06      03/29/2005         64,303,173
    48,057,000   FHLMC^                                                                    2.24      08/29/2005         47,064,249

                                                                                                                     1,689,042,170
                                                                                                                  ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.43%
    16,643,000   FNMA^                                                                     1.60      10/01/2004         16,643,000
    37,650,000   FNMA^                                                                     1.61      10/01/2004         37,650,000
    78,872,250   FNMA^                                                                     1.62      10/01/2004         78,872,250
    42,490,000   FNMA^                                                                     1.66      10/01/2004         42,490,000
    25,000,000   FNMA^                                                                     1.05      10/04/2004         24,997,823
    23,530,000   FNMA^                                                                     1.18      10/06/2004         23,526,144
    27,050,000   FNMA^                                                                     1.20      10/13/2004         27,039,180
    31,597,000   FNMA^                                                                     1.16      10/14/2004         31,583,821
    49,878,000   FNMA^                                                                     1.57      10/20/2004         49,836,671
    35,918,000   FNMA^                                                                     1.63      11/01/2004         35,867,585
    55,000,000   FNMA^                                                                     1.64      11/01/2004         54,922,328
    12,558,000   FNMA^                                                                     1.12      11/12/2004         12,541,591
    50,000,000   FNMA^                                                                     1.56      11/22/2004         49,887,333

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  161,374,000   FNMA^                                                                     1.77%     12/01/2004   $    160,891,380
    40,000,000   FNMA^                                                                     1.65      12/06/2004         39,879,000
    11,000,000   FNMA^                                                                     1.80      01/03/2005         10,948,300
    37,415,000   FNMA^                                                                     1.90      01/03/2005         37,229,380
    25,711,000   FNMA^                                                                     1.90      01/03/2005         25,583,445
    75,000,000   FNMA^                                                                     2.00      01/03/2005         74,608,333
    46,339,000   FNMA^                                                                     1.17      01/07/2005         46,191,410
    52,299,000   FNMA^                                                                     1.85      01/07/2005         52,035,616
    50,000,000   FNMA^                                                                     1.76      01/12/2005         49,748,938
    58,224,000   FNMA^                                                                     1.80      01/19/2005         57,903,768
    75,000,000   FNMA^                                                                     1.81      01/19/2005         74,585,208
    34,076,000   FNMA^                                                                     1.86      02/01/2005         33,859,447
   100,000,000   FNMA^                                                                     1.99      02/01/2005         99,320,083
   100,000,000   FNMA^                                                                     1.96      03/09/2005         99,136,542
    50,000,000   FNMA^                                                                     1.96      03/16/2005         49,549,264
    50,000,000   FNMA^                                                                     1.97      03/16/2005         49,546,958
    50,000,000   FNMA^                                                                     2.00      03/23/2005         49,519,444
    75,000,000   FNMA^                                                                     2.01      03/23/2005         74,275,563
    44,996,000   FNMA^                                                                     2.00      04/29/2005         44,471,047

                                                                                                                     1,615,140,852
                                                                                                                  ----------------

TOTAL AGENCY NOTES - DISCOUNT (COST $3,443,850,252)                                                                  3,443,850,252
                                                                                                                  ----------------
AGENCY NOTES - INTEREST BEARING - 23.91%

FEDERAL FARM CREDIT BANK - 5.46%
    47,500,000   FFCB                                                                      1.35      11/03/2004         47,502,153
   100,000,000   FFCB+/-                                                                   1.65      11/15/2004         99,997,532
   100,000,000   FFCB+/-                                                                   1.75      10/04/2005         99,969,333
   100,000,000   FFCB+/-@                                                                  1.73      12/14/2005         99,939,517
    50,000,000   FFCB+/-@                                                                  1.79      12/21/2005         49,968,666
    25,000,000   FFCB+/-@                                                                  1.77      04/26/2006         24,998,063
   100,000,000   FFCB+/-@                                                                  1.61      05/04/2006         99,983,956
    50,000,000   FFCB+/-@                                                                  1.56      06/02/2006         49,979,219

                                                                                                                       572,338,439
                                                                                                                  ----------------
FEDERAL HOME LOAN BANK - 8.31%
    25,000,000   FHLB                                                                      3.63      10/15/2004         25,023,939
    41,200,000   FHLB                                                                      2.00      11/15/2004         41,228,547
     8,300,000   FHLB                                                                      4.13      11/15/2004          8,327,569
    30,000,000   FHLB                                                                      1.55      12/08/2004         30,002,814
    33,750,000   FHLB                                                                      1.38      12/10/2004         33,753,032
    69,285,000   FHLB                                                                      2.13      12/15/2004         69,376,782
    20,000,000   FHLB                                                                      3.88      12/15/2004         20,103,262
    25,000,000   FHLB                                                                      4.13      01/14/2005         25,169,312
    47,000,000   FHLB                                                                      1.30      01/28/2005         46,996,621
    25,000,000   FHLB                                                                      1.32      02/18/2005         25,000,000
    10,000,000   FHLB                                                                      1.50      03/08/2005          9,975,564
   100,000,000   FHLB+/-                                                                   1.84      03/21/2005         99,998,091
    10,000,000   FHLB                                                                      1.31      04/22/2005          9,953,192
   100,000,000   FHLB+/-                                                                   1.76      04/25/2005         99,989,714
    50,000,000   FHLB+/-                                                                   1.75      09/12/2005         49,976,248
   100,000,000   FHLB+/-                                                                   1.68      09/16/2005         99,965,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (continued)
$  100,000,000   FHLB+/-                                                                   1.81%     09/20/2005   $     99,959,906
    75,000,000   FHLB+/-                                                                   1.48      10/05/2005         74,960,013

                                                                                                                       869,759,606
                                                                                                                  ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.20%
    70,000,000   FHLMC                                                                     3.25      11/15/2004         70,165,924
   139,478,000   FHLMC                                                                     3.88      02/15/2005        140,677,177
    20,000,000   FHLMC+/-                                                                  1.54      10/07/2005         20,000,000

                                                                                                                       230,843,101
                                                                                                                  ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.94%
    50,000,000   FNMA                                                                      1.88      12/15/2004         50,047,635
    75,000,000   FNMA+/-                                                                   1.48      01/03/2005         74,995,161
   100,000,000   FNMA+/-                                                                   1.57      01/03/2005         99,993,545
   100,000,000   FNMA+/-                                                                   1.46      01/07/2005         99,989,340
   150,000,000   FNMA+/-                                                                   1.76      01/28/2005        149,987,732
    40,000,000   FNMA                                                                      7.13      02/15/2005         40,766,493
    27,000,000   FNMA                                                                      1.55      05/04/2005         26,892,996
    10,000,000   FNMA                                                                      1.61      05/13/2005          9,961,543
    18,500,000   FNMA                                                                      8.50      05/26/2005         18,684,158
   110,000,000   FNMA+/-                                                                   1.84      06/03/2005        109,999,955
   100,000,000   FNMA+/-                                                                   1.77      06/09/2005         99,990,722
    50,000,000   FNMA+/-                                                                   1.47      10/03/2005         49,967,200

                                                                                                                       831,276,480
                                                                                                                  ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,504,217,626)                                                          2,504,217,626
                                                                                                                  ----------------
REPURCHASE AGREEMENTS - 45.51%
    40,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.88      10/01/2004         40,000,000
                 (MATURITY VALUE $40,002,060)
 1,700,000,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY              1.90      10/01/2004      1,700,000,000
                 US GOVERNMENT SECURITIES (MATURITY VALUE $1,700,088,493)
   700,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.90      10/01/2004        700,000,000
                 (MATURITY VALUE $700,036,438)
 1,943,962,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.90      10/01/2004      1,943,962,000
                 (MATURITY VALUE $1,944,063,193)
   300,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     2.05      10/01/2004        300,000,000
                 (MATURITY VALUE $300,016,849)
    40,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.85      10/01/2004         40,000,000
                 (MATURITY VALUE $40,002,027)
    40,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.89      10/01/2004         40,000,000
                 (MATURITY VALUE $40,002,071)
TOTAL REPURCHASE AGREEMENTS (COST $4,763,962,000)                                                                    4,763,962,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,712,029,878)*                     102.31%                                                               $ 10,712,029,878

OTHER ASSETS AND LIABILITIES, NET            (2.31)                                                                   (241,832,688)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $ 10,470,197,190
                                            ======                                                                ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 89.84%

ALABAMA - 0.22%
$    4,895,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
                 SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)@+/-                         1.73%     11/15/2029   $      4,895,000
                                                                                                                  ----------------
ALASKA - 3.63%
     1,340,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                 MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.30      06/01/2010          1,340,000
     7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                 HOUSING REVENUE MBIA INSURED (HOUSING REVENUE LOC)@+/-                    1.73      06/01/2026          7,495,000
     1,125,000   ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE
                 SERIES BB (OTHER REVENUE LOC)@+/-                                         1.84      06/01/2007          1,125,000
     6,340,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      06/01/2037          6,340,000
    35,950,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2037         35,950,000
    29,560,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2037         29,560,000

                                                                                                                        81,810,000
                                                                                                                  ----------------
ARIZONA - 0.53%
       400,000   ARIZONA STATE UNIVERSITY REVENUE SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      07/01/2034            400,000
     2,715,000   MARICOPA COUNTY AZ IDA MFHR REFUNDING LAS GARDENIAS
                 APARTMENTS PROJECT SERIES A (HOUSING REVENUE LOC)@+/-                     1.73      04/15/2033          2,715,000
     2,300,000   MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS
                 PROJECT SERIES A BANK OF CHERRY CREEK NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.73      11/15/2032          2,300,000
       815,000   MARICOPA COUNTY AZ IDA SFMR (HOUSING REVENUE LOC)@+/-                     1.78      09/01/2005            815,000
     5,615,000   PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.85      06/01/2007          5,615,000

                                                                                                                        11,845,000
                                                                                                                  ----------------
ARKANSAS - 0.11%
     2,420,000   ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY SFMR SERIES II
                 COLLATERALIZED BY GNMA/FNMA
                 (SINGLE FAMILY HOUSING REVENUE LOC)@+/-                                   1.79      07/01/2033          2,420,000
                                                                                                                  ----------------
CALIFORNIA - 5.94%
    10,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SAN FRANCISCO BALLET ASSOCIATION
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.68      07/01/2032         10,500,000
     1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                 GAS & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-           1.77      11/01/2026          1,000,000
     6,400,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)@+/-               1.70      05/01/2022          6,400,000
    22,125,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES B-1 BANK OF NEW YORK LOC (POWER REVENUE LOC)@+/-           1.16      05/01/2022         22,125,000
     3,700,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY
                 REVENUES SERIES C4 JPM LOC (POWER REVENUE LOC)@+/-                        1.70      05/01/2022          3,700,000
     2,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73      05/01/2022          2,300,000
    29,300,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-4
                 (SALES TAX REVENUE LOC)@+/-                                               1.71      07/01/2023         29,300,000
    12,600,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7
                 (SALES TAX REVENUE LOC)@+/-                                               1.72      07/01/2023         12,600,000
     3,900,000   IRVINE CA IMPT BD ACT 1915 DISTRICT 85-7-I
                 (SPECIAL TAX REVENUE LOC)@+/-                                             1.68      09/02/2011          3,900,000
    15,000,000   LOS ANGELES CA SERIES L54J-REGULATION D@+/-                               1.15      06/30/2005         15,000,000
     7,950,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)@+/-            1.67      07/01/2023          7,950,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    5,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B
                 ALISO CREEK PROJECT FHLMC LOC (HOUSING REVENUE LOC)@+/-                   1.67%     11/01/2022   $      5,400,000
     5,700,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
                 (LEASE REVENUE LOC)@+/-                                                   1.28      08/01/2030          5,700,000
     1,100,000   SIMI VALLEY CALIFORNIA MFHR LINCOLN WOOD RANCH
                 (HOUSING REVENUE LOC)@+/-                                                 1.68      06/01/2010          1,100,000
     4,200,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)@+/-                       1.67      07/01/2019          4,200,000
     2,738,000   US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)++@+/-           1.77      01/01/2010          2,738,000

                                                                                                                       133,913,000
                                                                                                                  ----------------
COLORADO - 2.27%
     1,900,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED
                 (WATER REVENUE LOC)@+/-                                                   1.45      11/01/2020          1,900,000
     2,015,000   COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
                 249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)@+/-                       1.73      06/15/2014          2,015,000
     2,000,000   COLORADO HFA AMT MFHR PROJECT CLASS I SERIES B-3 COLLATERALIZED
                 BY FHLB (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                            1.73      10/01/2035          2,000,000
     9,300,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
                 PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.74      01/01/2025          9,300,000
    17,800,000   MOFFAT COUNTY PCR PACIFICORP PROJECT@+/-                                  1.72      05/01/2013         17,800,000
    11,300,000   PITKIN COUNTY CO INDUSTRIAL DEVELOPMENT REVENUE ASPEN SKIING
                 PROJECT SERIES A BANK ONE NA LOC (INDUSTRIAL DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.72      04/01/2016         11,300,000
     6,809,500   US BANCORP PROJECT FUNDING TRUST SERIES A
                 (DEPOSITORY INSTITUTIONS LOC)++@+/-                                       1.77      03/01/2010          6,809,500

                                                                                                                        51,124,500
                                                                                                                  ----------------
DELAWARE - 1.47%
    17,550,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                 BONDS HOSPITAL BILLINGS SERIES C (ECONOMIC DEVELOPMENT
                 REVENUE LOC)@+/-                                                          1.71      12/01/2015         17,550,000
    15,600,000   KENT COUNTY STUDENT HOUSING REVENUE@+/-                                   1.69      07/01/2036         15,600,000

                                                                                                                        33,150,000
                                                                                                                  ----------------
FLORIDA - 3.98%
    12,100,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                 UNIVERSITY OF FLORIDA PROJECT SERIES A BNP PARIBAS LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.72      10/01/2032         12,100,000
     7,000,000   CAPITAL PROJECTS FINANCE AUTHORITY FL GLENRIDGE ON PALMER RANCH
                 SERIES C BANK OF SCOTLAND LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.72      06/01/2012          7,000,000
     9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A
                 (FLORIDA STATE BOARD OF EDUCATION LOTTERY REVENUE SERIES B)
                 FGIC INSURED (OTHER REVENUE LOC)+/-@                                      1.75      07/01/2019          9,000,000
       730,000   ESCAMBIA COUNTY FL HOUSING FINANCE AUTHORITY SFMR FLOATS PT
                 1228 (SINGLE FAMILY MORTGAGE REVENUE LOC)@+/-                             1.77      10/01/2031            730,000
     3,790,000   FLORIDA STATE CORRECTIONAL PRIVATIZATION COMMUNITY CTFS
                 PARTNERSHIP SERIES II R (JAIL FACILITIES REVENUE LOC)@+/-                 1.75      08/01/2025          3,790,000
     4,400,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE FACILITIES
                 REVENUE@+/-                                                               1.23      09/01/2023          4,400,000
     1,635,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                 FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75      05/01/2027          1,635,000
    15,800,000   PALM BEACH COUNTY FL SCHOOL BOARD CERTIFICATES PARTNERSHIP
                 SERIES B (LEASE REVENUE LOC)@+/-                                          1.72      08/01/2029         15,800,000
     5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                 NORTHERN TRUST COMPANY LOC
                 (RECREATIONAL FACILITIES REVENUE LOC)@+/-                                 1.75      05/01/2031          5,500,000
    11,400,000   POLK COUNTY FL SCHOOL BOARD CERTIFICATES OF PARTICIPATION
                 MASTER LEASE PROGRAM SERIES A (LEASE REVENUE LOC)@+/-                     1.68      01/01/2028         11,400,000
    18,200,000   SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION REVENUE
                 (OTHER REVENUE LOC)@+/-                                                   1.70      07/01/2016         18,200,000

                                                                                                                        89,555,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
GEORGIA - 1.81%
$    5,300,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL DEVELOPMENT
                 REVENUE BLUE CIRCLE AGGREGATES INCORPORATED DANSKE BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75%     09/01/2009   $      5,300,000
     4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA AIRPORT
                 REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)@+/-                  1.75      01/01/2030          4,270,000
     8,120,000   FULTON COUNTY GS DEVELOPMENT AUTHORITY REVENUE SERIES 960
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.73      05/01/2036          8,120,000
     5,290,000   FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.75      01/01/2020          5,290,000
     4,400,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY INDIVIDUAL
                 EXEMPT FACILITIES REVENUE SPOUT SPRINGS WATER LLC PROJECT
                 BANK OF AMERICA NA LOC (OTHER REVENUE LOC)@+/-                            1.75      04/01/2027          4,400,000
    13,440,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K
                 (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)@+/-                      1.79      06/01/2028         13,440,000

                                                                                                                        40,820,000
                                                                                                                  ----------------
HAWAII - 0.95%
     8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A
                 (HAWAII STATE HIGHWAY REVENUE) FSA INSURED
                 (TOLL ROAD REVENUE LOC)@+/-                                               1.75     07/01/2019           8,000,000
    13,500,000   HONOLULU HI CITY & COUNTY TAX REVENUE SERIES C FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)+/-@                                            1.18     12/01/2008          13,500,000

                                                                                                                        21,500,000
                                                                                                                  ----------------
IDAHO - 0.13%
     3,025,000   IDAHO HOUSING & FINANCIAL ASSISTANCE HOUSING REVENUE BALMORAL
                 APARTMENTS II DEVELOPMENT PROJECT US BANK NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.87      04/01/2033          3,025,000
                                                                                                                  ----------------
ILLINOIS - 7.13%
     5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.79      06/01/2021          5,000,000
     6,050,000   CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R_139 AMBAC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2022          6,050,000
     1,500,000   CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON
                 COMPANY PROJECT BANKERS TRUST COMPANY LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                                    1.83      06/01/2012          1,500,000
     5,435,000   CHICAGO IL PARK DISTRICT ROC RR SERIES II-R-4018 AMBAC INSURED
                 (STATE & LOCAL GOVERNMENT LOC)@+/-                                        1.75      01/01/2024          5,435,000
     1,340,000   CHICAGO IL PUBLIC BUILDING COMMERCIAL BUILDING REVENUE SERIES C
                 (LEASE REVENUE LOC)                                                       5.38      02/01/2005          1,357,616
     2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                 FGIC INSURED (LEASE REVENUE LOC)@+/-                                      1.75      12/01/2014          2,800,000
     5,700,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
                 (SALES TAX REVENUE LOC)@+/-                                               1.73      01/01/2027          5,700,000
     3,747,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.73      11/15/2028          3,747,000
     5,125,000   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                 FGIC INSURED (OTHER REVENUE LOC)+/-@                                      1.75      02/01/2019          5,125,000
    18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A
                 (COOK COUNTY IL SERIES C) AMBAC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      11/15/2025         18,025,000
     4,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                 FGIC INSURED (OTHER REVENUE LOC)@+/-                                      1.75      02/01/2027          4,000,000
     2,935,000   ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE GEMINI MOULDINGS
                 PROJECTLASALLE BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE
                 LOC)@+/-                                                                  1.78      12/01/2028          2,935,000
     1,150,000   ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE NELSON GRAPHIC
                 INCORPORATED PROJECT LASALLE BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      05/01/2020          1,150,000
     2,000,000   ELMHURST IL INDUSTRIAL DEVELOPMENT REVENUE JOHN SAKASH
                 COMPANY INCORPORATED PROJECT LASALLE BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      02/01/2025          2,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$    4,980,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
                 HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE
                 LOC)@+/-                                                                  1.77%     12/01/2021   $      4,980,000
       849,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH CHILDRENS
                 HOME PROJECT AMERICAN NATIONAL B&T LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.69      06/01/2015            849,000
       190,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                 LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-@                1.70      03/01/2028            190,000
     4,895,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
                 UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.72      10/01/2032          4,895,000
    15,600,000   ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                 HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)@+/-                    1.71      11/01/2019         15,600,000
       700,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
                 LOC)@+/-                                                                  1.72      08/01/2026            700,000
     3,200,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                 CENTER SERIES C KREDIETBANK NV LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.69      01/01/2016          3,200,000
     3,600,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE REVOLVING FUND
                 POOLED FINANCING BANK ONE NA LOC (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                                  1.71      08/01/2015          3,600,000
    19,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE SILVER CROSS
                 HOSPITAL & MEDICAL SERIES A FIFTH THIRD BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.65      08/15/2026         19,000,000
     7,300,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR LAKESHORE PLAZA
                 SERIES A MBIA INSURED (MULTI-FAMILY HOUSING REVENUE LOC)@+/-              1.71      07/01/2027          7,300,000
     1,325,000   ILLINOIS INDUSTRIAL DEVELOPMENT FINANCE AUTHORITY REVENUE
                 RECOVERY INCOME PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      06/01/2008          1,325,000
     7,530,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)@+/-                                                      1.77      05/01/2015          7,530,000
     4,500,000   ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                 SERIES SG-9 (SALES TAX REVENUE LOC)+/-@                                   1.73      06/15/2019          4,500,000
     6,800,000   LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT MID-
                 AMERICA FEDERAL SAVINGS & LOAN LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  2.15      12/01/2006          6,800,000
     6,000,000   ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      12/01/2004          6,000,000
     1,200,000   SCHAUMBERG IL MFHR WINDSONG APARTMENTS PROJECT LASALLE
                 NATIONAL BANK LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                  1.71      02/01/2024          1,200,000
     4,900,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)@+/-                     1.72      12/01/2034          4,900,000
     3,185,000   WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                 PROJECT ALLIED IRISH BANK PLC LOC
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      12/01/2032          3,185,000

                                                                                                                       160,578,616
                                                                                                                  ----------------
INDIANA - 1.97%
       300,000   INDIANA HFFA REVENUE CAPITAL ACCESS COMERICA BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.67      04/01/2013            300,000
     3,965,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES B FIFTH THIRD BANK LOC (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                                  1.77      10/01/2022          3,965,000
     4,500,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A
                 MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      1.67      12/01/2015          4,500,000
     2,000,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                 (TOLL ROAD REVENUE LOC)@+/-                                               1.74      12/01/2004          2,000,000
       750,000   INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE JEWISH FEDERATION
                 CAMPUS FIFTH THIRD BANK LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.67      04/01/2005            750,000
     8,700,000   INDIANAPOLIS IN MFHR CROSSING PARTNERS PROJECT AIG GUARANTY LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.90      03/01/2031          8,700,000
    14,135,000   RICHMOND IN HOSPITAL AUTHORITY REVENUE REID HOSPITAL & HEALTH
                 CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      1.72      01/01/2012         14,135,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
INDIANA (continued)
$    9,980,000   WHITING IN ENVIRONMENTAL FACILITIES REVENUE BP PRODUCTS PROJECT
                 SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                         1.79%     07/01/2034   $      9,980,000

                                                                                                                        44,330,000
                                                                                                                  ----------------
IOWA - 1.39%
     3,030,000   IOWA FINANCE AUTHORITY ECONOMIC DEVELOPMENT REVENUE LASALLE
                 BANK NA LOC (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                        1.87      03/01/2016          3,030,000
     6,100,000   IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST LUKE'S
                 HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.69      03/01/2018          6,100,000
     2,960,000   IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
                 LOC)@+/-                                                                  1.74      05/01/2031          2,960,000
     3,000,000   IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE UNIVERSITY
                 PROJECT FIRSTAR BANK LOC (COLLEGE AND UNIVERSITY REVENUE
                 LOC)@+/-                                                                  1.77      07/01/2011          3,000,000
    10,530,000   IOWA FINANCE AUTHORITY SFHR CTFS SERIES N
                 (SINGLE FAMILY HOUSING REVENUE LOC)@+/-                                   1.84      01/01/2008         10,530,000
     3,190,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
                 FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.77      10/01/2025          3,190,000
     2,615,000   OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE WILLIAM PENN
                 UNIVERSITY PROJECT US BANK NA LOC (PRIVATE SCHOOL REVENUE
                 LOC)@+/-                                                                  1.77      07/01/2020          2,615,000

                                                                                                                        31,425,000
                                                                                                                  ----------------
KANSAS - 0.74%
     9,500,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS
                 OLATHE APARTMENTS PROJECT SERIES X
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    2.40      11/25/2031          9,500,000
     5,885,000   LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)@+/-                      1.74      07/01/2026          5,885,000
     1,205,000   SEDGWICK & SHAWNEE COUNTIES KS SFHR FLOATS PT 1188 MERRILL
                 LYNCH CAPITAL SERVICES LOC
                 (SINGLE FAMILY HOUSING REVENUE LOC)+/-@                                   1.80      12/01/2013          1,205,000

                                                                                                                        16,590,000
                                                                                                                  ----------------

KENTUCKY - 1.28%
    28,755,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                 SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)@+/-                   1.68      05/15/2023         28,755,000
                                                                                                                  ----------------
LOUISIANA - 1.38%
     5,000,000   ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
                 TAX SERIES A46 (SPECIAL TAX REVENUE LOC)@+/-                              1.72      07/15/2028          5,000,000
     2,170,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS PT 229
                 COLLATERALIZED BY GNMA FNMA (HOUSING REVENUE LOC)@+/-                     1.78      06/01/2007          2,170,000
     6,500,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.70      08/01/2007          6,500,000
     5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.75      05/15/2022          5,620,000
     5,740,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 REVENUE INTERNATIONAL MARINE TERM PROJECT SERIES B KREDITBANK
                 NV LOC (HARBOR DEPARTMENT REVENUE LOC)@+/-                                1.08      03/15/2006          5,740,000
     6,150,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 REVENUE INTERNATIONAL MARINE TERMINAL PROJECT SERIES A
                 KREDITBANK NV LOC (TRANSPORTATION REVENUE LOC)@+/-                        1.08      03/15/2006          6,150,000

                                                                                                                        31,180,000
                                                                                                                  ----------------
MARYLAND - 0.14%
     3,100,000   MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATE REVENUE US
                 PHARMACOPEIAL PROJECT-A (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-            1.76      07/01/2034          3,100,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS - 2.66%
$    7,495,000   MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)@+/-                1.70%     12/01/2014   $      7,495,000
    14,800,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE HARVARD UNIVERSITY SERIES GG-1
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.67      07/01/2029         14,800,000
    14,000,000   MASSACHUSETTS STATE HEALTH AND EDUCATIONAL FACILITIES
                 AUTHORITY REVENUE@+/-                                                     1.67      11/01/2049         14,000,000
    18,600,000   MASSACHUSETTS STATE HFA HOUSING REVENUE SERIES F
                 (HOUSING REVENUE LOC)@+/-                                                 1.70      12/01/2037         18,600,000
     5,000,000   MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE B19
                 (OTHER REVENUE LOC)@+/-                                                   1.72      01/01/2028          5,000,000

                                                                                                                        59,895,000
                                                                                                                  ----------------
MICHIGAN - 3.93%
     1,125,000   BIG RAPIDS MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)@                                                                     5.63      05/01/2005          1,164,964
     7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.75      05/01/2032          7,200,000
     2,255,000   DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
                 INSURED (SEWER REVENUE LOC)@+/-                                           1.74      07/01/2026          2,255,000
     6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC INSURED
                 (SEWER REVENUE LOC)@+/-                                                   1.75      07/01/2026          6,495,000
     1,000,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE
                 BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.77      02/15/2016          1,000,000
     8,900,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)@+/-                                                                  1.75      05/01/2023          8,900,000
    18,000,000   MICHIGAN MUNICIPAL AUTHORITY REVENUE
                 (STATE & LOCAL GOVERNMENTS LOC)                                           3.00      08/19/2005         18,226,585
     4,295,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE
                 LOC)@+/-                                                                  1.75      10/15/2021          4,295,000
     3,500,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE SERIES I
                 (TAX REVENUE LOC)                                                         5.00      10/15/2004          3,505,181
     1,700,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B
                 (OTHER REVENUE LOC)@+/-                                                   1.68      09/15/2008          1,700,000
     8,700,000   MICHIGAN STATE GRANT SERIES A
                 (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)@+/-                      1.68      09/15/2008          8,700,000
     2,100,000   MICHIGAN STATE HIGHER EDUCATION LOAN REVENUE SERIES XII B
                 AMBAC INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                    1.71      10/01/2013          2,100,000
     7,600,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION
                 REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING REVENUE
                 LOC)@+/-                                                                  1.70      06/01/2025          7,600,000
     3,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY RENTAL HOUSING
                 REVENUE SERIES A MBIA INSURED (HOUSING REVENUE LOC)@+/-                   1.72      10/01/2037          3,500,000
    12,005,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE
                 DETROIT SYMPHONY PROJECT SERIES B MICHIGAN NATIONAL BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      06/01/2031         12,005,000

                                                                                                                        88,646,730
                                                                                                                  ----------------
MINNESOTA - 3.52%
       300,000   BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
                 INDUSTRIAL REVENUE FIRSTAR BANK NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.77      12/01/2014            300,000
     2,095,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
                 BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                            1.69      07/15/2030          2,095,000
     2,935,000   CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A              3.00      09/19/2005          2,972,570
     2,300,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.67      05/01/2027          2,300,000
     1,950,000   DAKOTA COUNTY MN CDA MFHR REGATTA COMMONS PROJECT SERIES A
                 LASALLE BANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                1.87      01/01/2038          1,950,000
       300,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)@+/-            1.74      12/01/2022            300,000
     5,120,000   EAGAN MN MFHR FLOATS PT 1221
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.74      12/01/2029          5,120,000
     1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      10/01/2019          1,950,000
    10,880,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.67      12/01/2029         10,880,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA - 3.52%
$    1,200,000   GOLDEN VALLEY MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES
                 PROJECT BANK OF AMERICA NA LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.67%     09/01/2014   $      1,200,000
     1,100,000   HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                 STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      04/15/2035          1,100,000
     1,500,000   HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 TAX
                 ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                              1.50      03/18/2005          1,503,417
     4,215,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                 REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)@+/-                   1.77      05/01/2027          4,215,000
       850,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.79      05/01/2023            850,000
       500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR
                 MERLOTS 2003-B06 (POLLUTION CONTROL REVENUE LOC)@+/-                      1.74      03/01/2021            500,000
    17,500,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                 PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                         3.00      09/02/2005         17,732,563
     2,450,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 ST THOMAS UNIVERSITY SERIES 5L
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.73      04/01/2027          2,450,000
     1,745,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      07/15/2032          1,745,000
     2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.69      09/15/2031          2,865,000
     1,090,000   RUSHFORD PETERSON MN INDEPENDENT SCHOOL
                 DISTRICT NUMBER 239 SERIES A                                              3.00      09/19/2005          1,103,953
     2,375,000   ST LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS
                 PROJECT COLLATERALIZED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      09/15/2031          2,375,000
       800,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                 REVENUE SERIES A (WATER REVENUE LOC)@+/-                                  1.67      12/01/2012            800,000
       755,000   ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                 PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.77      05/01/2022            755,000
     2,700,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                 DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)@+/-                           1.77      03/01/2021          2,700,000
       725,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                 DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                 LOC)@+/-                                                                  1.77      03/01/2012            725,000
     1,000,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                 DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                 LOC)@+/-                                                                  1.67      03/01/2022          1,000,000
     1,100,000   ST PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                 DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                 LOC)@+/-                                                                  1.87      03/01/2022          1,100,000
     3,660,000   ST PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.72      02/01/2015          3,660,000
     2,950,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.75      07/01/2021          2,950,000

                                                                                                                        79,197,503
                                                                                                                  ----------------
MISSISSIPPI - 0.05%
     1,055,000   MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA INSURED
                 (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                                  1.78      11/01/2029          1,055,000
                                                                                                                  ----------------
MISSOURI - 0.46%
     6,500,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITY REVENUE
                 NELSON GALLERY SERIES B (OTHER REVENUE LOC)@+/-                           1.72      12/01/2031          6,500,000
       145,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
                 FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.77      10/01/2009            145,000
     3,800,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
                 CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)@+/-                                                          1.77      10/01/2032          3,800,000

                                                                                                                        10,445,000
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MONTANA - 1.34%
$    5,000,000   ANACONDA DEER LODGE COUNTY MT ENVIRONMENTAL FACILITIES
                 REVENUE VARIABLE REFERENCE ARCO ANACONDA SMELTER
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.79%     10/01/2037   $      5,000,000
     8,625,000   FORSYTH MONT PCR PACIFICORPORATION PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.80      01/01/2018          8,625,000
     5,055,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2005          5,055,000
     5,695,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2009          5,695,000
     5,765,000   MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE
                 CONSTRUCTION-INTERCAP PROGRAM (OTHER REVENUE LOC)@+/-                     1.25      03/01/2010          5,765,000

                                                                                                                        30,140,000
                                                                                                                  ----------------
NEBRASKA - 0.89%
    20,000,000   AMERICAN PUBLIC ENERGY AGENCY NEBRASKA
                 NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A
                 (OTHER REVENUE LOC)@+/-                                                   1.72      02/01/2014         20,000,000
                                                                                                                  ----------------
NEVADA - 1.38%
    19,100,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
                 (AIRPORT REVENUE LOC)@+/-                                                 1.67      07/01/2012         19,100,000
     5,970,000   CLARK COUNTY NV ROC RR SERIES II-R-1035 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      06/01/2021          5,970,000
     4,200,000   NEVADA HOUSING DIVISION MULTI UNIT HOUSING SERIES
                 A US BANK NA LOC (HOUSING REVENUE LOC)+/-@                                1.73      04/01/2035          4,200,000
     1,800,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)@+/-           1.75      06/01/2020          1,800,000

                                                                                                                        31,070,000
                                                                                                                  ----------------
NEW JERSEY - 0.99%
    18,000,000   NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A
                 (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                            3.00      06/24/2005         18,194,399
     1,000,000   NEW JERSEY STATE TRANSIT CORPORATION CTFS (LEASE REVENUE LOC)             3.00      10/01/2004          1,000,000
     3,100,000   NJ STATE HFA FINANCING AUTHORITY REVENUE HOSPITAL CAPITAL ASSET
                 FINANCING (HOSPITAL REVENUE LOC)@+/-                                      1.70      07/01/2035          3,100,000

                                                                                                                        22,294,399
                                                                                                                  ----------------
NEW MEXICO - 0.49%
     1,170,000   ALBUQUERQUE NM INDUSTRIAL DEVELOPMENT REVENUE KARSTEN COMPANY
                 NEW MEXICO PROJECT SERIES A BANK ONE ARIZONA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.89      12/01/2017          1,170,000
     2,100,000   BLOOMFIELD NM HEALTHCARE FACILITIES REVENUE SERIES A LASALLE
                 NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-                 1.90      11/15/2010          2,100,000
     2,360,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE
                 NATIONAL BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.90      11/15/2010          2,360,000
     3,610,000   NEW MEXICO FINANCE AUTHORITY REVENUE PUBLIC PROJECT REVOLVING
                 FUND SERIES C (OTHER REVENUE LOC)                                         2.50      06/01/2005          3,631,010
     1,685,000   SILVER CITY NM SERIES A LASALLE NATIONAL BANK LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.90      11/15/2010          1,685,000

                                                                                                                        10,946,010
                                                                                                                  ----------------
NEW YORK - 1.64%
    24,100,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE LOC)@+/-                  1.70      08/01/2020         24,100,000
    12,950,000   NEW YORK NY SUBSERIES H-2 (PROPERTY TAX REVENUE LOC)@+/-                  1.69      03/01/2034         12,950,000

                                                                                                                        37,050,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
NORTH CAROLINA - 0.62%
$    5,300,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE
                 (UTILITIES REVENUE LOC)@+/-                                               1.68%     03/01/2020   $      5,300,000
     8,705,000   MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)@+/-               1.70      02/01/2016          8,705,000

                                                                                                                        14,005,000
                                                                                                                  ----------------
NORTH DAKOTA - 0.58%
    10,100,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY REVENUE SERIES B
                 (HOUSING REVENUE LOC)@+/-                                                 1.71      01/01/2034         10,100,000
     2,900,000   WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY
                 OBLIGATION GROUP SERIES A US BANK NA LOC
                 (HOSPITAL REVENUE LOC)@+/-                                                1.77      07/01/2029          2,900,000

                                                                                                                        13,000,000
                                                                                                                  ----------------

OHIO - 2.46%
     1,800,000   AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)@+/-                         1.75      12/01/2020          1,800,000
     5,000,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON
                 SMITH BARNEY LOC (HOSPITAL REVENUE LOC)+/-@                               1.75      06/01/2017          5,000,000
     2,500,000   GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-             1.74      06/15/2030          2,500,000
    19,500,000   HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE ELIZABETH
                 GAMBLE SERIES B JP MORGAN CHASE & COMPANY LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.39      06/01/2027         19,500,000
     5,250,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.72      09/01/2018          5,250,000
     6,295,000   OHIO STATE GO SERIES RR II-R 206 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      03/15/2015          6,295,000
     2,345,000   OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A
                 (LEASE REVENUE LOC)@+/-                                                   1.70      09/01/2027          2,345,000
       450,000   OHIO STATE SOLID WASTE REVENUE BP EXPLORATION & OIL PROJECT
                 (SOLID WASTE REVENUE LOC)@+/-                                             1.78      08/01/2034            450,000
     7,800,000   OHIO STATE SOLID WASTE REVENUE SOLID WASTE REVENUE BONDS
                 (BP EXPLORATION & OIL INC. PROJECT)
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      02/01/2033          7,800,000
       540,000   WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN
                 SERIES A (HEALTHCARE FACILITIES REVENUE LOC)@+/-                          1.65      07/01/2021            540,000
     2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE
                 CINCINNATI ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.89      09/01/2015          2,810,000
     1,160,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE PAC
                 MANUFACTURING PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-            1.87      12/01/2025          1,160,000

                                                                                                                        55,450,000
                                                                                                                  ----------------
OKLAHOMA - 0.88%
     7,400,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
                 NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-            1.75      10/01/2032          7,400,000
     1,700,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                 CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                 (NURSING HOME REVENUE LOC)@+/-                                            1.77      02/01/2012          1,700,000
     3,800,000   OKLAHOMA STATE HFA REVENUE SERIES 1327 MERRILL LYNCH CAPITAL
                 LOC (HOUSING REVENUE LOC)@+/-                                             1.78      03/01/2009          3,800,000
     6,310,000   OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK OF
                 AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-                    1.75      11/01/2018          6,310,000
       680,000   TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                 CLASS A SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                 1.74      07/01/2032            680,000

                                                                                                                        19,890,000
                                                                                                                  ----------------
OREGON - 1.64%
    32,000,000   OREGON STATE TAX ANTICIPATION NOTES                                       2.25      11/15/2004         32,045,994
     4,995,000   TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                 (TRANSPORTATION REVENUE LOC)@+/-                                          1.73      08/01/2019          4,995,000

                                                                                                                        37,040,994
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
OTHER - 2.99%
$    4,860,536   ABN AMRO LEASETOPS CTFS TR 2000-2 ABN AMRO BANK NV LOC
                 (OTHER REVENUE LOC)@+/-                                                   1.99%     04/01/2005   $      4,860,536
    10,000,000   ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)++@+/-                                    1.75      12/06/2006         10,000,000
    15,420,000   ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2009         15,420,000
     8,160,000   MUNIMAE TRUST COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)@+/-           1.79      12/19/2005          8,160,000
        33,302   PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                 2002-1 (LEASE REVENUE LOC)@+/-                                            1.94      07/19/2006             33,302
     3,395,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                 SERIES 2000-14 CLASS A (OTHER REVENUE LOC)@+/-                            1.84      06/01/2005          3,395,000
    25,435,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS
                 LOC)@+/-                                                                  1.89      07/01/2041         25,435,000

                                                                                                                        67,303,838
                                                                                                                  ----------------
PENNSYLVANIA - 2.68%
    12,000,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.70      06/01/2030         12,000,000
     4,165,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                 REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)@+/-                      1.75      12/01/2015          4,165,000
     6,500,000   PHILADELPHIA PA SCHOOL DISTRICT REVENUE SERIES S
                 (PROPERTY TAX REVENUE LOC)                                                5.25      03/01/2005          6,612,995
    37,550,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE
                 (WATER REVENUE LOC)@+/-                                                   1.68      06/15/2023         37,550,000

                                                                                                                        60,327,995
                                                                                                                  ----------------
RHODE ISLAND - 0.75%
     1,000,000   RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
                 REVENUE (LEASE REVENUE LOC)@+/-                                           1.73      08/01/2005          1,000,000
    16,000,000   RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
                 REVENUE HOSPITAL FINANCING CARE NEW ENGLAND SERIES A
                 FLEET NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)@+/-           1.76      09/01/2032         16,000,000

                                                                                                                        17,000,000
                                                                                                                  ----------------
SOUTH CAROLINA - 1.92%
     5,900,000   CHARLESTON, SOUTH CAROLINA WATERWORKS AND SEWER REVENUE
                 BONDS SERIES 2003A@+/-                                                    1.72      01/01/2033          5,900,000
     6,500,000   PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC REVENUE
                 SUBSERIES B-3 (POWER REVENUE LOC)@+/-                                     1.70      01/01/2034          6,500,000
    13,300,000   PIEDMONT MUNICIPAL POWER AGENCY SOUTH CAROLINA ELECTRIC REVENUE
                 SUBSERIES B-6 (POWER REVENUE LOC)@+/-                                     1.70      01/01/2031         13,300,000
     4,435,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-           1.75      02/01/2022          4,435,000
     3,035,000   SOUTH CAROLINA HOUSING FINANCE AND DEVELOPMENT AUTHORITY MTG
                 REVENUE SERIES L (HOUSING REVENUE LOC)@+/-                                1.84      07/01/2028          3,035,000
     4,520,000   SOUTH CAROLINA JOBS ECONOMIC DEVEVELOPMENT AUTHORITY ZEUNA
                 STAERKER USA INCORPORATED PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75      12/01/2018          4,520,000
     5,650,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                 (ELECTRIC REVENUE LOC)+/-@                                                1.73      01/01/2023          5,650,000

                                                                                                                        43,340,000
                                                                                                                  ----------------
SOUTH DAKOTA - 0.22%
     4,900,000   LAWRENCE COUNTY SD SOLID WASTE DISPOSAL REVENUE HOMESTAKE
                 MINING COMPANY SERIES A CHASE MANHATTAN BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.78      07/01/2032          4,900,000
                                                                                                                  ----------------

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE - 4.80%
$    4,940,000   CHATTANOOGA TN ROC RR SERIES II-R-1026 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75%     10/01/2022   $      4,940,000
     4,250,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                 FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                 LOC (OTHER REVENUE LOC)@+/-                                               1.76      07/01/2031          4,250,000
    23,735,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                 FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                 LOC (OTHER REVENUE LOC)@+/-                                               1.76      01/01/2033         23,735,000
    12,000,000   JACKSON TN ENERGY AUTHORITY WASTEWATER SYSTEM REVENUE FSA
                 INSURED (SEWER REVENUE LOC)@+/-                                           1.70      12/01/2022         12,000,000
    19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS@+/-                      1.70      01/01/2034         19,985,000
     1,995,000   METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN
                 DISTRICT ENERGY (OTHER REVENUE LOC)@+/-                                   1.75      10/01/2022          1,995,000
    31,655,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                 FINANCING REVENUE TENNESSEE COUNTY LOAN POOL
                 (OTHER REVENUE LOC)@+/-                                                   1.76      04/01/2032         31,655,000
     4,418,000   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                 REVENUE SERIES 322 (HOSPITAL REVENUE LOC)@+/-                             1.79      11/15/2014          4,418,000
     3,345,000   TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H
                 (HOUSING REVENUE LOC)@+/-                                                 1.82      01/01/2021          3,345,000
     1,800,000   VOLUNTEER STATE STUDENT FUNDING CORPORATION TENNESSEE STUDENT
                 LOAN REVENUE SERIES A1 STATE STREET BANK & TRUST COMPANY LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.74      12/01/2023          1,800,000

                                                                                                                       108,123,000
                                                                                                                  ----------------
TEXAS - 8.34%
    25,200,000   AUSTIN TX AIRPORT SYSTEM REVENUE SERIES A LOC-MORGAN GUARANTY
                 TRUST (AIRPORT REVENUE LOC)@+/-                                           1.73      11/15/2017         25,200,000
     9,400,000   AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS
                 (UTILITIES REVENUE LOC)+/-@                                               1.76      11/15/2011          9,400,000
     7,600,000   CAMERON TX ED CORPORATION REVENUE DALLAS JEWISH COMMUNITY
                 FOUNDATION ALLIED IRISH BANK PLC LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.73      12/01/2030          7,600,000
     3,370,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE ROCS II
                 R 268 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                            1.79      11/01/2033          3,370,000
     6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
                 RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)@+/-                          1.75      12/01/2026          6,000,000
     4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
                 ELECTRIC UTILITY SYSTEMS REVENUE) FSA INSURED
                 (POWER REVENUE LOC)+/-@                                                   1.75      11/15/2017          4,310,000
     3,000,000   HARRIS COUNTY TX (PROPERTY TAX REVENUE LOC)                               3.00      10/01/2004          3,000,000
     8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 REVENUE FLOATER CTFS SERIES 357 MBIA INSURED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.73      07/01/2029          8,982,500
     1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE
                 JR LIEN RODEO SERIES C MBIA INSURED
                 (SPORTS FACILITIES REVENUE LOC)@+/-                                       1.77      11/15/2030          1,900,000
     3,375,000   HOUSTON TEXAS GO (TAX REVENUE LOC)@+/-                                    1.25      03/01/2010          3,375,000
    13,700,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
                 RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)@+/-                   1.73      11/15/2029         13,700,000
     4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                 INSURED (PROPERTY TAX REVENUE LOC)@+/-                                    1.73      02/15/2026          4,245,000
     6,700,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
                 (WATER & SEWER REVENUE LOC)@+/-                                           1.74      05/15/2025          6,700,000
     5,470,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495
                 FGIC INSURED (WATER & SEWER REVENUE LOC)@+/-                              1.73      12/01/2030          5,470,000
     3,770,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                 RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+/-@                    1.73      12/01/2023          3,770,000
     2,265,000   IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.73      02/15/2012          2,265,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$    1,895,000   LOWER COLORADO RIVER AUTHORITY TEXAS ROCS - RR II R 4530@+/-              1.75%     05/15/2022   $      1,895,000
       500,000   NORTH CENTRAL TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 REVENUE DALLAS JEWISH COMMUNITY FOUNDATION ALLIED IRISH BANK
                 PLC LOC (PRIVATE SCHOOL REVENUE LOC)@+/-                                  1.73      12/01/2030            500,000
     1,850,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL
                 HOSPITAL JP MORGAN CHASE & COMPANY LOC
                 (HOSPITAL REVENUE LOC)@+/-                                                1.70      11/01/2026          1,850,000
     5,900,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)@+/-                      1.70      05/15/2033          5,900,000
     2,800,000   SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
                 PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)@+/-              1.75      01/01/2017          2,800,000
     3,595,000   TEXAS STATE (TAX REVENUE LOC)                                             6.50      10/01/2004          3,595,000
    30,500,000   TEXAS STATE TRANSPORTATION                                                3.00      08/31/2005         30,888,982
    15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 HEALTH REVENUE SERIES 4 AMBAC INSURED
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.78      11/15/2024         15,195,000
     5,560,000   TRAVIS COUNTY TX HFA SFMR SERIES 1287 COLLATERALIZED BY GNMA
                 (HOUSING REVENUE LOC)@+/-                                                 1.78      09/01/2018          5,560,000
     2,600,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                 (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.73      01/01/2012          2,600,000
     7,700,000   UNIVERSITY TEXAS UNIVERSITY REVENUES SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.70      08/15/2013          7,700,000

                                                                                                                       187,771,482
                                                                                                                  ----------------
UTAH - 1.97%
    19,365,000   SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERIES B
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      08/01/2007         19,365,000
    25,000,000   UTAH STATE BOARD OF REGENTS STUDENT LOAN REVENUE SERIES 1997R
                 AMBAC INSURED (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                    1.75      11/01/2031         25,000,000

                                                                                                                        44,365,000
                                                                                                                  ----------------
VIRGINIA - 0.40%
     9,000,000   VIRGINIA COMMONWEALTH TRANSPORTATION BOARD FEDERAL HIGHWAY
                 REIMBURSEMENT ANTIC NT REVENUE BOND                                       5.50      10/01/2004          9,000,000
                                                                                                                  ----------------
WASHINGTON - 4.19%
     5,223,500   ENERGY NORTHWEST WASHINGTON ELECTRIC REVENUE CTFS SERIES C
                 FSA INSURED (ELECTRIC REVENUE LOC)@+/-                                    1.77      01/01/2010          5,223,500
    17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A
                 BANK OF AMERICA NA LOC (WATER REVENUE LOC)@+/-                            1.73      02/15/2021         17,350,000
     2,500,000   KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      12/01/2015          2,500,000
     2,465,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 403 RENTON
                 (PROPERTY TAX REVENUE LOC)                                                4.50      06/01/2005          2,512,956
     5,285,000   KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                 II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)@+/-                      1.75      12/01/2017          5,285,000
     1,900,000   SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                 INSURED (UTILITIES REVENUE LOC)@+/-                                       1.68      12/01/2019          1,900,000
     2,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE ACE TANK PROJECT US BANK NA LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.79      11/01/2018          2,000,000
     5,500,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.80      09/30/2030          5,500,000
     4,225,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE PIONEER HUMAN SERVICES PROJECT H
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.72      09/01/2018          4,225,000
     4,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 SOLID WASTE DISPOSAL REVENUE WASTE MANAGEMENT INCORPORATED
                 PROJECT SERIES D (POLLUTION CONTROL REVENUE LOC)@+/-                      1.75      07/01/2027          4,000,000

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON - (continued)
$   18,700,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                 PROVIDENCE SERVICES SERIES A (HOSPITAL REVENUE LOC)@+/-                   1.72%     12/01/2030   $     18,700,000
     8,500,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR COUNTRY
                 CLUB APTS SERIES A US BANK NA LOC (HOUSING REVENUE LOC)@+/-               1.87      08/01/2032          8,500,000
     3,140,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                 MEADOWS APARTMENTS PROJECT SERIES A INSURED BY FNMA
                 (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.74      07/15/2033          3,140,000
     1,000,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR MILL POINT
                 APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC
                 (HOUSING REVENUE LOC)@+/-                                                 1.87      01/01/2030          1,000,000
     1,700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                 TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.77      06/01/2032          1,700,000
     4,995,000   WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
                 LOC)@+/-                                                                  1.74      01/01/2013          4,995,000
     1,700,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                 NO 1 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2
                 INSURED BY AMBAC (ELECTRIC REVENUE LOC)@+/-                               1.72      01/01/2005          1,700,000
       300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                 NO 2 REVENUE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC3
                 INSURED BY AMBAC (ELECTRIC REVENUE LOC)@+/-                               1.72      07/01/2007            300,000
     1,140,000   YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE LONGVIEW FIRE
                 COMPANY PROJECT BANK OF AMERICA NA & SA LOC
                 (OTHER REVENUE LOC)@+/-                                                   1.82      01/01/2018          1,140,000
     2,700,000   YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING
                 PROJECT BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75      02/01/2015          2,700,000

                                                                                                                        94,371,456
                                                                                                                  ----------------

WISCONSIN - 2.85%
     5,450,000   CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)@+/-                                            1.75      04/01/2019          5,450,000
    20,500,000   KENOSHA WI SCHOOL DISTRICT NUMBER 001                                     3.00      09/26/2005         20,755,430
    28,400,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES I FSA INSURED
                 (HOUSING REVENUE LOC)@+/-                                                 1.75      09/01/2032         28,400,000
     5,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL@+/-                                  1.69      08/15/2016          5,000,000
     2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE
                 LOC)@+/-                                                                  1.77      11/01/2017          2,400,000
     2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)@+/-                 1.73      05/01/2012          2,100,000

                                                                                                                        64,105,430
                                                                                                                  ----------------
WYOMING - 0.13%
     3,000,000   SWEETWATER COUNTY WY ENVIRONMENT IMPROVEMENT REVENUE BONDS
                 (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.77      11/01/2025          3,000,000
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,023,749,953)                                                                  2,023,749,953
                                                                                                                  ----------------
COMMERCIAL PAPER - 11.11%
     9,550,000   CUYAHOGA COUNTY OH                                                        1.33      01/27/2005          9,550,000
     8,500,000   HARRIS COUNTY HOSPITAL                                                    1.60      02/08/2005          8,500,000
     8,800,000   HOUSTON TX SERIES B                                                       1.15      10/21/2004          8,800,000
     9,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 1.35      10/26/2004          9,000,000
     5,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY                                      1.15      10/04/2004          5,000,000
    13,000,000   LAS VEGAS VALLEY WATER                                                    1.16      10/07/2004         13,000,000
    13,473,000   LINCOLN NEBRASKA ELECTRIC                                                 1.14      10/05/2004         13,473,000
    10,000,000   MARYLAND HEALTH & HIGHER EDUCATION                                        1.20      10/19/2004         10,000,000
     8,600,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.40      10/19/2004          8,600,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$   18,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.38%     11/17/2004   $     18,000,000
    20,068,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.35      11/18/2004         20,068,000
    20,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                   1.40      12/09/2004         20,000,000
     8,400,000   NORTH CAROLINA CAPITAL FACILITIES                                         1.50      11/17/2004          8,400,000
     6,500,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.08      10/07/2004          6,500,000
    22,000,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.43      11/12/2004         22,000,000
     6,000,000   PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.38      11/17/2004          6,000,000
     2,100,000   ROCHESTER MN HEALTH CARE                                                  1.15      10/13/2004          2,100,000
     4,500,000   ROCHESTER MN HEALTH CARE                                                  1.15      10/13/2004          4,500,000
     7,000,000   ROCHESTER MN HEALTH CARE                                                  1.37      11/08/2004          7,000,000
     2,000,000   ROCHESTER MN HEALTH CARE                                                  1.23      11/09/2004          2,000,000
     6,500,000   ROCHESTER MN HEALTH CARE                                                  1.35      11/16/2004          6,500,000
     5,000,000   TEXAS TECHNICAL UNIVERSITY                                                1.35      10/12/2004          5,000,000
    24,755,000   UNIVERSITY OF CALIFORNIA                                                  1.15      10/14/2004         24,755,000
    11,500,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE         1.40      10/13/2004         11,500,000

TOTAL COMMERCIAL PAPER (COST $250,246,000)                                                                             250,246,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,273,995,953)*                      100.95%                                                               $  2,273,995,953
OTHER ASSETS AND LIABILITIES, NET            (0.95)                                                                    (21,433,104)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $  2,252,562,849
                                            ======                                                                ================

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.


* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT - 0.43%
$   10,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                       1.46%      04/06/2005  $      9,999,898

TOTAL CERTIFICATES OF DEPOSIT (COST $9,999,898)                                                                          9,999,898
                                                                                                                  ----------------
COMMERCIAL PAPER - 36.74%
    15,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                         1.80      10/07/2004         14,995,500
    42,000,000   ALPINE SECURITIZATION CORPORATION^                                        1.50      10/04/2004         41,994,750
    35,000,000   AMSTEL FUNDING CORPORATION^                                               1.81      12/30/2004         34,841,625
    75,000,000   AMSTERDAM FUNDING CORPORATION^                                            1.72      10/25/2004         74,914,000
    75,000,000   CITIGROUP GLOBAL MARKETS HOLDINGS INCORPORATED^                           1.68      10/25/2004         74,916,000
    50,000,000   CRC FUNDING LLC^                                                          1.65      10/25/2004         49,945,000
     5,000,000   DORADA FINANCE INCORPORATED^                                              1.51      10/12/2004          4,997,693
    50,000,000   EUREKA SECURITIZATION INCORPORATED^                                       1.65      10/25/2004         49,945,000
    50,000,000   GOVCO INCORPORATED^                                                       1.55      10/01/2004         50,000,000
    65,000,000   LEGACY CAPITAL LLC^                                                       1.79      10/25/2004         64,922,433
    40,000,000   LIBERTY STREET FUNDING COMPANY^                                           1.79      10/25/2004         39,952,267
    75,000,000   MOAT FUNDING LLC^                                                         1.72      10/25/2004         74,914,000
     5,000,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                1.77      01/06/2005          4,976,154
       727,000   NIEUW AMSTERDAM RECEIVABLES^                                              1.82      10/25/2004            726,118
    40,082,000   OLD LINE FUNDING CORPORATION^                                             1.70      10/25/2004         40,036,574
    65,000,000   PICAROS FUNDING LLC^                                                      1.81      10/25/2004         64,921,566
    65,000,000   PREFERRED RECEIVABLES FUNDING^                                            1.79      10/25/2004         64,922,433
     8,746,000   SCALDIS CAPITAL LLC^                                                      1.79      10/25/2004          8,735,563
    11,500,000   SEDNA FINANCE INCORPORATED^                                               1.79      10/25/2004         11,486,277
     5,000,000   STADSHYPOTEK DELAWARE^                                                    1.51      10/07/2004          4,998,742
    75,000,000   WINDMILL FUNDING CORPORATION^                                             1.68      10/25/2004         74,916,000

TOTAL COMMERCIAL PAPER (COST $852,057,695)                                                                             852,057,695
                                                                                                                  ----------------
CORPORATE BONDS & NOTES - 1.20%
     7,500,000   ASSOCIATES CORPORATION OF NORTH AMERICA+/-                                2.05      06/27/2005          7,500,000
    20,000,000   WAL-MART STORES                                                           5.01      06/01/2005         20,387,602

TOTAL CORPORATE BONDS & NOTES (COST $27,887,602)                                                                        27,887,602
                                                                                                                  ----------------
EXTENDABLE BONDS - 0.56%
    13,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   1.84      10/07/2005         13,000,312

TOTAL EXTENDABLE BONDS (COST $13,000,312)                                                                               13,000,312
                                                                                                                  ----------------
MEDIUM TERM NOTES - 7.33%
    10,000,000   BANK OF AMERICA SECURITIES+/-@                                            1.96      09/09/2034         10,000,000
    50,000,000   BELFORD U.S. CAPITAL COMPANY+++/-                                         1.81      04/19/2005         50,000,000
    40,000,000   CC (USA) INCORPORATED++                                                   1.50      11/17/2004         40,000,000
     4,000,000   K2 (USA) LLC++                                                            1.43      03/15/2005          4,000,000
    24,000,000   M&I MARSHALL & ILSLEY BANK                                                5.25      12/15/2004         24,182,959
    35,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                                    1.69      09/09/2005         34,988,416
     6,666,667   STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++/-                           2.15      06/03/2005          6,675,947

TOTAL MEDIUM TERM NOTES (COST $169,847,322)                                                                            169,847,322
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 46.57%
$  200,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $200,010,411)                                  1.90%     10/01/2004   $    200,000,000
    40,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,002,060)                        1.88      10/01/2004         40,000,000
   233,649,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $233,661,163)                       1.90      10/01/2004        233,649,000
   102,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $102,005,338)                       1.91      10/01/2004        102,000,000
   200,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES(MATURITY VALUE $200,010,411)                                   1.90      10/01/2004        200,000,000
    40,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,008,110)                        1.85      10/01/2004         40,000,000
    25,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $25,001,315)                     1.92      10/01/2004         25,000,000
    40,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $40,002,071)                        1.89      10/01/2004         40,000,000
   200,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $200,010,411)                                  1.90      10/01/2004        200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,080,649,000)                                                                    1,080,649,000
                                                                                                                  ----------------
TIME DEPOSITS - 10.05%
    47,000,000   CAISSE DES DEPOTS ET CONSIGNATIONS                                        1.77      10/06/2004         47,000,000
    35,000,000   DANSKE BANK AS CAYMAN                                                     1.79      10/07/2004         35,000,000
    18,000,000   DEUTSCHE BANK CAYMAN                                                      1.78      10/05/2004         18,000,000
   120,000,000   DEXIA BANK GRAND CAYMAN                                                   1.76      10/01/2004        120,000,000
     7,000,000   FORTIS BANK GRAND CAYMAN                                                  1.78      10/05/2004          7,000,000
     6,000,000   LLOYDS TSB BANK PLC LONDON                                                1.79      10/05/2004          6,000,000

TOTAL TIME DEPOSITS (COST $233,000,000)                                                                                233,000,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,386,441,829)*                      102.88%                                                               $  2,386,441,829
OTHER ASSETS AND LIABILITIES, NET            (2.88)                                                                    (66,855,426)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $  2,319,586,403
                                            ======                                                                ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 33.14%

US TREASURY BILLS - 15.33%
$  100,000,000   US TREASURY BILL^                                                         1.07%     10/21/2004   $     99,940,556
   125,000,000   US TREASURY BILL^                                                         1.38      11/26/2004        124,732,639
   125,000,000   US TREASURY BILL^                                                         1.75      03/03/2005        124,072,969
    75,000,000   US TREASURY BILL^                                                         1.88      03/24/2005         74,320,312
   125,000,000   US TREASURY BILL^                                                         1.91      03/24/2005        123,849,062
    75,000,000   US TREASURY BILL^                                                         1.95      03/31/2005         74,266,573

                                                                                                                       621,182,111
                                                                                                                  ----------------
US TREASURY BONDS - 2.60%
   103,845,000   US TREASURY BOND                                                         11.63      11/15/2004        105,156,815
                                                                                                                  ----------------
US TREASURY NOTES - 15.21%
   125,000,000   US TREASURY NOTE                                                          2.13      10/31/2004        125,107,362
   190,000,000   US TREASURY NOTE                                                          5.88      11/15/2004        191,097,782
   100,000,000   US TREASURY NOTE                                                          2.00      11/30/2004        100,120,413
   150,000,000   US TREASURY NOTE                                                          1.75      12/31/2004        150,142,065
    50,000,000   US TREASURY NOTE                                                          1.63      01/31/2005         50,013,642

                                                                                                                       616,481,264
                                                                                                                  ----------------
TOTAL US TREASURY SECURITIES (COST $1,342,820,190)                                                                   1,342,820,190
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 66.71%
    50,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US                1.70      10/01/2004         50,000,000
                 GOVERNMENT SECURITIES (MATURITY VALUE $50,002,329)
   700,000,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY              1.78      10/01/2004        700,000,000
                 US GOVERNMENT SECURITIES (MATURITY VALUE $700,034,137)
    40,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.75      10/01/2004         40,000,000
                 (MATURITY VALUE $40,001,918)
    63,434,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.68      10/01/2004         63,434,000
                 (MATURITY VALUE $63,436,920)
   900,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.74      10/01/2004        900,000,000
                 (MATURITY VALUE $900,042,904)
   800,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.74      10/01/2004        800,000,000
                 (MATURITY VALUE $800,038,137)
   150,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES                                                     1.72      10/01/2004        150,000,000
                 (MATURITY VALUE $150,007,068)

TOTAL REPURCHASE AGREEMENTS (COST $2,703,434,000)                                                                    2,703,434,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,046,254,190)*                       99.85%                                                               $  4,046,254,190
OTHER ASSETS AND LIABILITIES, NET             0.15                                                                       6,168,926
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $  4,052,423,116
                                            ======                                                                ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 100.12%

US TREASURY BILLS - 100.12%
$   81,605,000   US TREASURY BILL^                                                         1.52%     10/07/2004   $     81,584,395
   200,000,000   US TREASURY BILL^                                                         1.54      10/07/2004        199,948,833
   100,000,000   US TREASURY BILL^                                                         1.03      10/14/2004         99,962,986
    50,000,000   US TREASURY BILL^                                                         1.06      10/14/2004         49,980,951
   100,000,000   US TREASURY BILL^                                                         1.53      10/14/2004         99,944,750
   150,000,000   US TREASURY BILL^                                                         1.61      10/21/2004        149,866,250
   100,000,000   US TREASURY BILL^                                                         1.42      10/28/2004         99,893,875
   100,000,000   US TREASURY BILL^                                                         1.43      10/28/2004         99,892,750
   225,000,000   US TREASURY BILL^                                                         1.60      10/28/2004        224,730,000
   125,000,000   US TREASURY BILL^                                                         1.44      11/04/2004        124,830,000
   100,000,000   US TREASURY BILL^                                                         1.47      11/04/2004         99,861,639
   100,000,000   US TREASURY BILL^                                                         1.47      11/12/2004         99,829,083
    75,000,000   US TREASURY BILL^                                                         1.62      11/12/2004         74,858,688
   100,000,000   US TREASURY BILL^                                                         1.33      11/18/2004         99,822,667
    50,000,000   US TREASURY BILL^                                                         1.44      11/18/2004         49,904,000
   100,000,000   US TREASURY BILL^                                                         1.47      11/18/2004         99,804,667
    75,000,000   US TREASURY BILL^                                                         1.38      11/26/2004         74,839,583
   100,000,000   US TREASURY BILL^                                                         1.51      11/26/2004         99,765,111
    75,000,000   US TREASURY BILL^                                                         1.40      12/02/2004         74,819,813
   150,000,000   US TREASURY BILL^                                                         1.58      12/02/2004        149,591,833
    16,000,000   US TREASURY BILL^                                                         1.59      12/09/2004         15,951,240
    89,625,000   US TREASURY BILL^                                                         1.63      12/09/2004         89,345,855
    75,000,000   US TREASURY BILL^                                                         1.73      12/16/2004         74,726,875
   100,000,000   US TREASURY BILL^                                                         1.57      12/23/2004         99,639,181
   100,000,000   US TREASURY BILL^                                                         1.68      12/30/2004         99,581,250
   100,000,000   US TREASURY BILL^                                                         1.75      01/20/2005         99,461,958
   100,000,000   US TREASURY BILL^                                                         1.74      01/27/2005         99,429,667
   125,000,000   US TREASURY BILL^                                                         1.77      01/27/2005        124,276,840
    60,325,000   US TREASURY BILL^                                                         1.82      02/10/2005         59,922,431
   100,000,000   US TREASURY BILL^                                                         1.86      03/10/2005         99,173,333
    75,000,000   US TREASURY BILL^                                                         1.95      03/31/2005         74,266,573
                                                                                                                  ----------------
                                                                                                                     3,089,507,077
                                                                                                                  ----------------
TOTAL US TREASURY SECURITIES (COST $3,089,507,077)                                                                   3,089,507,077
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,089,507,077)*                      100.12%                                                               $  3,089,507,077
OTHER ASSETS AND LIABILITIES, NET            (0.12)                                                                     (3,622,088)
                                            ------                                                                ----------------

TOTAL NET ASSETS                            100.00%                                                               $  3,085,884,989
                                            ======                                                                ================

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS

           STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             CALIFORNIA
                                                                               TAX-FREE     CASH INVESTMENT
                                                                           MONEY MARKET        MONEY MARKET
                                                                                   FUND                FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $  2,508,118,201    $ 10,477,951,246
  REPURCHASE AGREEMENTS ............................................                  0       2,263,367,000
                                                                       ----------------    ----------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................      2,508,118,201      12,741,318,246
                                                                       ----------------    ----------------
  CASH .............................................................             75,361              50,946
  RECEIVABLE FOR FUND SHARES ISSUED ................................            330,000             490,150
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................          6,358,540          23,024,232
                                                                       ----------------    ----------------
TOTAL ASSETS .......................................................      2,514,882,102      12,764,883,574
                                                                       ----------------    ----------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ................................         37,986,750          37,453,383
  DIVIDENDS PAYABLE ................................................          1,603,710          13,439,390
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............            770,879           2,298,777
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................            530,457           1,574,277
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................            213,907             537,062
                                                                       ----------------    ----------------
TOTAL LIABILITIES ..................................................         41,105,703          55,302,889
                                                                       ----------------    ----------------
TOTAL NET ASSETS ...................................................   $  2,473,776,399    $ 12,709,580,685
                                                                       ================    ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $  2,473,654,205    $ 12,710,034,170
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................            (91,023)            (82,688)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............            213,217            (370,797)
                                                                       ----------------    ----------------
TOTAL NET ASSETS ...................................................   $  2,473,776,399    $ 12,709,580,685
                                                                       ================    ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................   $  2,162,436,413                 N/A
  SHARES OUTSTANDING - CLASS A .....................................      2,162,282,622                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........   $           1.00                 N/A
  NET ASSETS -ADMINISTRATOR CLASS ..................................                N/A    $    491,955,241
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                N/A         491,976,795
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS                N/A    $           1.00
  NET ASSETS - INSTITUTIONAL CLASS .................................                N/A    $  4,902,452,670
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                N/A       4,902,663,208
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS                N/A    $           1.00
  NET ASSETS - SERVICE CLASS .......................................   $    311,339,986    $  7,315,172,774
  SHARES OUTSTANDING - SERVICE CLASS ...............................        311,319,039       7,315,883,435
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....   $           1.00    $           1.00
                                                                       ----------------    ----------------
INVESTMENTS AT COST ................................................   $  2,508,118,201    $ 12,741,318,246
                                                                       ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                             GOVERNMENT            NATIONAL
                                                                           MONEY MARKET      TAX-FREE MONEY
                                                                                   FUND         MARKET FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $  5,948,067,878    $  2,273,995,953
  REPURCHASE AGREEMENTS ............................................      4,763,962,000                   0
                                                                       ----------------    ----------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................     10,712,029,878       2,273,995,953
                                                                       ----------------    ----------------
  CASH .............................................................             50,305             133,043
  RECEIVABLE FOR FUND SHARES ISSUED ................................                  0                   0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................          8,247,992           5,632,569
                                                                       ----------------    ----------------
TOTAL ASSETS .......................................................     10,720,328,175       2,279,761,565
                                                                       ----------------    ----------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ................................        236,741,242          24,386,440
  DIVIDENDS PAYABLE ................................................          9,839,257           1,811,482
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............          1,866,377             482,848
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................          1,386,802             389,762
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................            297,307             128,184
                                                                       ----------------    ----------------
TOTAL LIABILITIES ..................................................        250,130,985          27,198,716
                                                                       ----------------    ----------------
TOTAL NET ASSETS ...................................................   $ 10,470,197,190    $  2,252,562,849
                                                                       ================    ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $ 10,470,155,311    $  2,252,337,311
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................             23,011            (142,605)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............             18,868             368,143
                                                                       ----------------    ----------------
TOTAL NET ASSETS ...................................................   $ 10,470,197,190    $  2,252,562,849
                                                                       ================    ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................   $    435,517,145    $    664,786,966
  SHARES OUTSTANDING - CLASS A .....................................        435,516,439         664,699,159
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........   $           1.00    $           1.00
  NET ASSETS -ADMINISTRATOR CLASS ..................................   $    415,263,626                 N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................        415,264,000                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS   $           1.00                 N/A
  NET ASSETS - INSTITUTIONAL CLASS .................................   $  2,828,969,694    $    462,623,421
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      2,828,972,806         462,611,625
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS   $           1.00    $           1.00
  NET ASSETS - SERVICE CLASS .......................................   $  6,790,446,725    $  1,125,152,462
  SHARES OUTSTANDING - SERVICE CLASS ...............................      6,790,441,540       1,124,868,136
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....   $           1.00    $           1.00
                                                                       ----------------    ----------------
INVESTMENTS AT COST ................................................   $ 10,712,029,878    $  2,273,995,953
                                                                       ================    ================

                                                                       PRIME INVESTMENT       TREASURY PLUS      100% TREASURY
                                                                           MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                   FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $  1,305,792,829    $  1,342,820,190    $ 3,089,507,077
  REPURCHASE AGREEMENTS ............................................      1,080,649,000       2,703,434,000                  0
                                                                       ----------------    ----------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................      2,386,441,829       4,046,254,190      3,089,507,077
                                                                       ----------------    ----------------    ---------------
  CASH .............................................................             50,108             100,830            217,915
  RECEIVABLE FOR FUND SHARES ISSUED ................................                  0              26,120              3,318
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................          2,203,036          11,485,254                  0
                                                                       ----------------    ----------------    ---------------
TOTAL ASSETS .......................................................      2,388,694,973       4,057,866,394      3,089,728,310
                                                                       ----------------    ----------------    ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ................................         64,922,433                   0                  0
  DIVIDENDS PAYABLE ................................................          2,762,191           3,500,697          2,416,878
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............            606,121           1,057,484            602,351
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................            423,618             671,687            622,964
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................            394,207             213,410            201,128
                                                                       ----------------    ----------------    ---------------
TOTAL LIABILITIES ..................................................         69,108,570           5,443,278          3,843,321
                                                                       ----------------    ----------------    ---------------
TOTAL NET ASSETS ...................................................   $  2,319,586,403    $  4,052,423,116    $ 3,085,884,989
                                                                       ================    ================    ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $  2,319,612,380    $  4,052,566,712    $ 3,085,820,591
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................               (654)             (8,036)            (7,623)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............            (25,323)           (135,560)            72,021
                                                                       ----------------    ----------------    ---------------
TOTAL NET ASSETS ...................................................   $  2,319,586,403    $  4,052,423,116    $ 3,085,884,989
                                                                       ================    ================    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................                N/A    $  2,221,390,353    $   149,759,798
  SHARES OUTSTANDING - CLASS A .....................................                N/A       2,221,506,625        149,723,345
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........                N/A    $           1.00    $          1.00
  NET ASSETS -ADMINISTRATOR CLASS ..................................                N/A                 N/A                N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                N/A                 N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS                N/A                 N/A                N/A
  NET ASSETS - INSTITUTIONAL CLASS .................................   $  1,066,670,369    $    945,004,287                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      1,066,703,363         945,208,117                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS   $           1.00    $           1.00                N/A
  NET ASSETS - SERVICE CLASS .......................................   $  1,252,916,034    $    886,028,476    $ 2,936,125,191
  SHARES OUTSTANDING - SERVICE CLASS ...............................      1,252,916,483         886,068,234      2,936,102,155
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....   $           1.00    $           1.00    $          1.00
                                                                       ----------------    ----------------    ---------------
INVESTMENTS AT COST ................................................   $  2,386,441,829    $  4,046,254,190    $ 3,089,507,077
                                                                       ================    ================    ===============

WELLS FARGO MONEY MARKET FUNDS

                                                      STATEMENT OF OPERATIONS --
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                                            TAX-FREE    CASH INVESTMENT
                                                                        MONEY MARKET       MONEY MARKET
                                                                                FUND               FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST ......................................................   $     14,451,730    $    89,575,284
                                                                    ----------------    ---------------
  TOTAL INVESTMENT INCOME .......................................         14,451,730         89,575,284
                                                                    ----------------    ---------------

EXPENSES
  ADVISORY FEES .................................................          3,780,074          6,913,171
  ADMINISTRATION FEES
    FUND LEVEL ..................................................            640,669          3,274,301
    CLASS A .....................................................          2,471,333                N/A
    ADMINISTRATOR CLASS .........................................                N/A            198,142
    INSTITUTIONAL CLASS .........................................                N/A          2,169,199
    SERVICE CLASS ...............................................            189,605          4,804,238
  CUSTODY FEES ..................................................            256,267          1,382,634
  SHAREHOLDER SERVICING FEES ....................................          2,938,284         10,206,971
  ACCOUNTING FEES ...............................................             83,063            407,086
  AUDIT FEES ....................................................              9,026             12,534
  LEGAL FEES ....................................................             24,066            125,342
  REGISTRATION FEES .............................................                501             50,137
  SHAREHOLDER REPORTS ...........................................                501            275,752
  TRUSTEES' FEES ................................................              3,402              3,402
  OTHER FEES AND EXPENSES .......................................             23,314            131,013
                                                                    ----------------    ---------------
  TOTAL EXPENSES ................................................         10,420,105         29,953,922
                                                                    ----------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................         (2,408,326)        (3,804,017)
  NET EXPENSES ..................................................          8,011,779         26,149,905
                                                                    ----------------    ---------------
  NET INVESTMENT INCOME (LOSS) ..................................          6,439,951         63,425,379
                                                                    ----------------    ---------------

  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................            123,180           (441,109)
                                                                    ----------------    ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      6,563,131    $    62,984,270
                                                                    ================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                          GOVERNMENT           NATIONAL
                                                                        MONEY MARKET     TAX-FREE MONEY
                                                                                FUND        MARKET FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST ......................................................   $     56,834,687    $    12,757,781
                                                                    ----------------    ---------------
  TOTAL INVESTMENT INCOME .......................................         56,834,687         12,757,781
                                                                    ----------------    ---------------

EXPENSES
  ADVISORY FEES .................................................          4,357,006          1,120,156
  ADMINISTRATION FEES
    FUND LEVEL ..................................................          2,094,889            560,078
    CLASS A .....................................................            450,546            750,957
    ADMINISTRATOR CLASS .........................................            158,284                N/A
    INSTITUTIONAL CLASS .........................................          1,056,186            149,952
    SERVICE CLASS ...............................................          3,208,435            709,647
  CUSTODY FEES ..................................................            871,401            224,031
  SHAREHOLDER SERVICING FEES ....................................          7,354,508          2,331,790
  ACCOUNTING FEES ...............................................            261,384             73,875
  AUDIT FEES ....................................................              9,124              8,524
  LEGAL FEES ....................................................             57,658             12,534
  REGISTRATION FEES .............................................             75,206                501
  SHAREHOLDER REPORTS ...........................................            120,328                501
  TRUSTEES' FEES ................................................              3,402              3,402
  OTHER FEES AND EXPENSES .......................................             57,800              5,034
                                                                    ----------------    ---------------
  TOTAL EXPENSES ................................................         20,136,157          5,950,982
                                                                    ----------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................         (2,244,069)          (699,558)
  NET EXPENSES ..................................................         17,892,088          5,251,424
                                                                    ----------------    ---------------
  NET INVESTMENT INCOME (LOSS) ..................................         38,942,599          7,506,357
                                                                    ----------------    ---------------

  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................             12,629             50,170
                                                                    ----------------    ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     38,955,228    $     7,556,527
                                                                    ================    ===============

                                                                    PRIME INVESTMENT      TREASURY PLUS    100% TREASURY
                                                                        MONEY MARKET       MONEY MARKET     MONEY MARKET
                                                                                FUND               FUND             FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST ......................................................   $     16,650,895    $    30,245,621    $  17,692,164
                                                                    ----------------    ---------------    -------------
  TOTAL INVESTMENT INCOME .......................................         16,650,895         30,245,621       17,692,164
                                                                    ----------------    ---------------    -------------

EXPENSES
  ADVISORY FEES .................................................          1,329,070          2,550,341        5,001,663
  ADMINISTRATION FEES
    FUND LEVEL ..................................................            664,535          1,275,171          761,327
    CLASS A .....................................................                N/A          2,596,518          185,508
    ADMINISTRATOR CLASS .........................................                N/A                N/A              N/A
    INSTITUTIONAL CLASS .........................................            256,132            615,621              N/A
    SERVICE CLASS ...............................................          1,210,686            720,695        1,725,999
  CUSTODY FEES ..................................................            265,814            510,068          304,531
  SHAREHOLDER SERVICING FEES ....................................          2,522,263          4,452,037        1,372,593
  ACCOUNTING FEES ...............................................             85,784            155,396           96,818
  AUDIT FEES ....................................................             11,531              9,026            9,026
  LEGAL FEES ....................................................              1,834             47,629           25,069
  REGISTRATION FEES .............................................                  0             47,629            7,521
  SHAREHOLDER REPORTS ...........................................                501             87,739           67,684
  TRUSTEES' FEES ................................................              3,402              3,402            3,402
  OTHER FEES AND EXPENSES .......................................             14,951             45,124           24,066
                                                                    ----------------    ---------------    -------------
  TOTAL EXPENSES ................................................          6,366,503         13,116,396        9,585,207
                                                                    ----------------    ---------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................           (187,753)          (902,909)      (1,845,839)
  NET EXPENSES ..................................................          6,178,750         12,213,487        7,739,368
                                                                    ----------------    ---------------    -------------
  NET INVESTMENT INCOME (LOSS) ..................................         10,472,145         18,032,134        9,952,796
                                                                    ----------------    ---------------    -------------

  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................            (21,712)          (135,348)           6,738
                                                                    ----------------    ---------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $     10,450,433    $    17,896,786    $   9,959,534
                                                                    ================    ===============    =============

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               CALIFORNIA TAX-FREE
                                                                                MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                    (UNAUDITED) FOR THE                FOR THE
                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                     SEPTEMBER 30, 2004         MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS.......................................   $     2,630,173,391     $    2,662,105,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..................................             6,439,951             10,069,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................               123,180                 90,037
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS................................             6,563,131             10,159,240
                                                                    -------------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      CLASS A....................................................            (5,448,970)            (8,140,217)
      ADMINISTRATOR CLASS........................................                   N/A                    N/A
      INSTITUTIONAL CLASS........................................                   N/A                    N/A
      SERVICE CLASS..............................................            (1,081,018)            (1,965,819)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...........................         1,883,610,347          3,601,704,162
   REINVESTMENT OF DISTRIBUTIONS - CLASS A.......................             3,631,219              7,990,324
   COST OF SHARES REDEEMED - CLASS A.............................        (1,987,789,104)        (3,704,540,683)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A.............          (100,547,538)           (94,846,197)
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
   REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
   COST OF SHARES REDEEMED -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS...........................................                   N/A                    N/A
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...............                   N/A                    N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...........                   N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS...........................................                   N/A                    N/A
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS.....................           282,333,131            827,986,814
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.................               616,487              1,644,614
   COST OF SHARES REDEEMED - SERVICE CLASS.......................          (338,832,215)          (766,770,543)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS.................................................           (55,882,597)            62,860,885
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS........................                   (156,430,135)           (31,985,312)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS............................          (156,396,992)           (31,932,108)
                                                                    -------------------     ------------------
ENDING NET ASSETS................................................   $     2,473,776,399     $    2,630,173,391
                                                                    ===================     ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.........................................         1,883,610,346          3,601,704,162
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS A......................................             3,631,220              7,990,324
   SHARES REDEEMED - CLASS A.....................................        (1,987,789,104)        (3,704,540,683)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A...........................................          (100,547,538)           (94,846,197)
                                                                    -------------------     ------------------
   SHARES SOLD - ADMINISTRATOR CLASS.............................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS..........................                   N/A                    N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS.........................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS...............................                   N/A                    N/A
                                                                    -------------------     ------------------
   SHARES SOLD - INSTITUTIONAL CLASS.............................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS..........................                   N/A                    N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS..........................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS...............................                   N/A                    N/A
                                                                    -------------------     ------------------
   SHARES SOLD - SERVICE CLASS...................................           282,333,131            827,986,814
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS................................               616,487              1,644,614
   SHARES REDEEMED - SERVICE CLASS...............................          (338,832,215)          (766,770,543)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS.....................................           (55,882,597)            62,860,885
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS.......................          (156,430,135)           (31,985,312)
                                                                    -------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS)........................................   $           (91,023)    $             (986)
                                                                    ===================     ==================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                 CASH INVESTMENT
                                                                                MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                    (UNAUDITED) FOR THE                FOR THE
                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                     SEPTEMBER 30, 2004         MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS.......................................   $    14,593,000,107     $   15,765,893,029
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..................................            63,425,379            119,805,583
   NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................              (441,109)                70,312
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS................................            62,984,270            119,875,895
                                                                    -------------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      CLASS A....................................................                   N/A                    N/A
      ADMINISTRATOR CLASS........................................            (1,954,834)              (719,651)
      INSTITUTIONAL CLASS........................................           (29,500,673)           (53,412,566)
      SERVICE CLASS..............................................           (32,044,807)           (66,323,394)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...........................                   N/A                    N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A.......................                   N/A                    N/A
   COST OF SHARES REDEEMED - CLASS A.............................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A.............                   N/A                    N/A
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD -
    ADMINISTRATOR CLASS..........................................         1,969,214,654          1,163,542,440
   REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS..........................................             1,119,846                558,170
   COST OF SHARES REDEEMED -
    ADMINISTRATOR CLASS..........................................        (1,759,490,155)          (882,968,160)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS...........................................           210,844,345            281,132,450
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...............        77,954,008,695        283,888,537,145
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...........            10,057,095             15,737,642
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.................       (78,900,730,352)      (283,240,034,692)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS...........................................          (936,664,562)           664,240,095
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS.....................        12,330,010,641         32,454,220,617
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.................            15,120,717             45,899,264
   COST OF SHARES REDEEMED - SERVICE CLASS.......................       (13,502,214,519)       (34,617,805,632)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS.................................................        (1,157,083,161)        (2,117,685,751)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS........................                 (1,882,903,378)        (1,172,313,206)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS............................        (1,883,419,422)        (1,172,892,922)
                                                                    -------------------     ------------------
ENDING NET ASSETS................................................   $    12,709,580,685     $   14,593,000,107
                                                                    ===================     ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.........................................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS A......................................                   N/A                    N/A
   SHARES REDEEMED - CLASS A.....................................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A...........................................                   N/A                    N/A
                                                                    -------------------     ------------------
   SHARES SOLD - ADMINISTRATOR CLASS.............................         1,969,214,654          1,163,542,440
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS..........................             1,119,846                558,170
   SHARES REDEEMED - ADMINISTRATOR CLASS.........................        (1,759,490,155)          (882,968,160)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS...............................           210,844,345            281,132,450
                                                                    -------------------     ------------------
   SHARES SOLD - INSTITUTIONAL CLASS.............................        77,954,008,695        283,888,537,143
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS..........................            10,057,095             15,737,642
   SHARES REDEEMED -INSTITUTIONAL CLASS..........................       (78,900,730,352)      (283,240,034,692)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS...............................          (936,664,562)           664,240,093
                                                                    -------------------     ------------------
   SHARES SOLD - SERVICE CLASS...................................        12,330,010,641         32,454,220,617
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS................................            15,120,717             45,899,263
   SHARES REDEEMED - SERVICE CLASS...............................       (13,502,214,519)       (34,617,805,633)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS.....................................        (1,157,083,161)        (2,117,685,753)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS.......................        (1,882,903,378)        (1,172,313,210)
                                                                    -------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS)........................................   $           (82,688)    $           (7,753)
                                                                    ===================     ==================

                                                                                    GOVERNMENT
                                                                                MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                    (UNAUDITED) FOR THE                FOR THE
                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                     SEPTEMBER 30, 2004      MARCH 31, 2004(1)
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS.......................................   $     6,765,162,199     $    5,083,245,155
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..................................            38,942,599             41,364,604
   NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................                12,629                 15,164
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS................................            38,955,228             41,379,768
                                                                    -------------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      CLASS A....................................................            (1,308,641)            (1,386,897)
      ADMINISTRATOR CLASS........................................            (1,560,158)              (470,158)
      INSTITUTIONAL CLASS........................................           (14,562,169)            (7,016,487)
      SERVICE CLASS..............................................           (21,519,638)           (32,531,372)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...........................           264,397,992            550,880,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS A.......................               950,843              1,439,561
   COST OF SHARES REDEEMED - CLASS A.............................          (195,001,206)          (432,791,496)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A.............            70,347,629            119,528,130
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD -
    ADMINISTRATOR CLASS..........................................         2,848,117,718          2,444,949,529
   REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS..........................................               504,893                149,018
   COST OF SHARES REDEEMED -
    ADMINISTRATOR CLASS..........................................        (2,593,866,580)        (2,284,590,578)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS...........................................           254,756,031            160,507,969
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...............        18,902,816,065          9,872,411,140
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...........             1,763,959              1,856,274
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.................       (17,547,322,464)        (8,402,552,128)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS...........................................         1,357,257,560          1,471,715,286
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS.....................        19,593,986,797         35,380,968,454
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.................             3,086,813              7,382,031
   COST OF SHARES REDEEMED - SERVICE CLASS.......................       (17,574,404,461)       (35,458,159,680)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS.................................................         2,022,669,149            (69,809,195)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS........................                  3,705,030,369          1,681,942,190
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS............................         3,705,034,991          1,681,917,044
                                                                    -------------------     ------------------
ENDING NET ASSETS................................................   $    10,470,197,190     $    6,765,162,199
                                                                    ===================     ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.........................................           264,397,992            550,880,064
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS A......................................               950,843              1,439,561
   SHARES REDEEMED - CLASS A.....................................          (195,001,206)          (432,791,496)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A...........................................            70,347,629            119,528,129
                                                                    -------------------     ------------------
   SHARES SOLD - ADMINISTRATOR CLASS.............................         2,848,117,718          2,444,949,529
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS..........................               504,893                149,018
   SHARES REDEEMED - ADMINISTRATOR CLASS.........................        (2,593,866,580)        (2,284,590,578)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS...............................           254,756,031            160,507,969
                                                                    -------------------     ------------------
   SHARES SOLD - INSTITUTIONAL CLASS.............................        18,902,816,065          9,872,411,099
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS..........................             1,763,959              1,856,274
   SHARES REDEEMED -INSTITUTIONAL CLASS..........................       (17,547,322,464)        (8,402,552,128)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS...............................         1,357,257,560          1,471,715,245
                                                                    -------------------     ------------------
   SHARES SOLD - SERVICE CLASS...................................        19,593,986,797         35,380,913,143
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS................................             3,086,813              7,382,031
   SHARES REDEEMED - SERVICE CLASS...............................       (17,574,404,461)       (35,458,159,680)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS.....................................         2,022,669,149            (69,864,506)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS.......................         3,705,030,369          1,681,886,837
                                                                    -------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS)........................................   $            23,011     $           31,018
                                                                    ===================     ==================

                                                                                 NATIONAL TAX-FREE
                                                                                 MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                    (UNAUDITED) FOR THE                FOR THE
                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                     SEPTEMBER 30, 2004      MARCH 31, 2004(1)
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS.......................................   $     2,186,314,686     $    1,528,551,577
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..................................             7,506,357             11,088,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................                50,170                319,581
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS................................             7,556,527             11,407,767
                                                                    -------------------     ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
      CLASS A....................................................            (1,718,436)            (1,640,214)
      ADMINISTRATOR CLASS........................................                   N/A                    N/A
      INSTITUTIONAL CLASS........................................            (1,800,334)            (1,416,669)
      SERVICE CLASS..............................................            (4,130,192)            (8,041,932)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...........................           713,269,627          1,399,010,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS A.......................             1,254,258              1,744,755
   COST OF SHARES REDEEMED - CLASS A.............................          (671,371,323)          (779,189,103)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A.............            43,152,562            621,566,468
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
   REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
   COST OF SHARES REDEEMED -
    ADMINISTRATOR CLASS..........................................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS...........................................                   N/A                    N/A
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...............         2,397,115,278          1,282,046,088
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...........               716,310                686,683
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.................        (2,237,329,263)        (1,107,592,826)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS...........................................           160,502,325            175,139,945
                                                                    -------------------     ------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS.....................           974,345,757          2,154,668,524
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.................             1,185,975              3,080,212
   COST OF SHARES REDEEMED - SERVICE CLASS.......................        (1,112,846,021)        (2,297,000,992)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS.................................................          (137,314,289)          (139,252,256)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS........................                     66,340,598            657,454,157
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS............................            66,248,163            657,763,109
                                                                    -------------------     ------------------
ENDING NET ASSETS................................................   $     2,252,562,849     $    2,186,314,686
                                                                    ===================     ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.........................................           713,269,627          1,398,990,945
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - CLASS A......................................             1,254,258              1,744,755
   SHARES REDEEMED - CLASS A.....................................          (671,371,323)          (779,189,103)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A...........................................            43,152,562            621,546,597
                                                                    -------------------     ------------------
   SHARES SOLD - ADMINISTRATOR CLASS.............................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - ADMINISTRATOR CLASS..........................                   N/A                    N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS.........................                   N/A                    N/A
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - ADMINISTRATOR CLASS...............................                   N/A                    N/A
                                                                    -------------------     ------------------
   SHARES SOLD - INSTITUTIONAL CLASS.............................         2,397,115,278          1,282,046,089
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - INSTITUTIONAL CLASS..........................               716,310                686,683
   SHARES REDEEMED -INSTITUTIONAL CLASS..........................        (2,237,329,263)        (1,107,592,826)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS...............................           160,502,325            175,139,946
                                                                    -------------------     ------------------
   SHARES SOLD - SERVICE CLASS...................................           974,345,757          2,154,668,543
   SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS - SERVICE CLASS................................             1,185,975              3,080,212
   SHARES REDEEMED - SERVICE CLASS...............................        (1,112,846,021)        (2,297,000,992)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - SERVICE CLASS.....................................          (137,314,289)          (139,252,237)
                                                                    -------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS.......................            66,340,598            657,434,306
                                                                    -------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS)........................................   $          (142,605)    $                0
                                                                    ===================     ==================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   PRIME INVESTMENT
                                                                  MONEY MARKET FUND
                                                          ----------------------------------
                                                              (UNAUDITED)
                                                                  FOR THE            FOR THE
                                                         SIX MONTHS ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,
                                                                     2004            2004(1)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $ 2,552,031,912    $ 1,818,363,896
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      10,472,145         15,214,105
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............         (21,712)            (3,611)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      10,450,433         15,210,494
                                                          ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
   CLASS A ..............................................             N/A                N/A
   INSTITUTIONAL CLASS ..................................      (3,449,141)        (4,215,394)
   SERVICE CLASS ........................................      (7,023,662)       (11,078,513)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................             N/A                N/A
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ..................             N/A                N/A
                                                          ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......   6,052,579,968      6,704,830,027
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..         707,587            861,282
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........  (6,072,469,452)    (5,619,805,959)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..................................     (19,181,897)     1,085,885,350
                                                          ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............  41,267,135,081     56,932,646,123
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         527,728          1,489,417
   COST OF SHARES REDEEMED - SERVICE CLASS .............. (41,480,904,051)   (57,286,269,461)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ............    (213,241,242)      (352,133,921)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ............................    (232,423,139)       733,751,429
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................    (232,445,509)       733,668,016
                                                          ---------------    ---------------
ENDING NET ASSETS ....................................... $ 2,319,586,403    $ 2,552,031,912
                                                          ===============    ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS A ............................................             N/A                N/A
   SHARES REDEEMED - CLASS A ............................             N/A                N/A
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A               N/A                N/A
                                                          ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................   6,052,579,969      6,704,829,936
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ................................         707,587            861,282
   SHARES REDEEMED -INSTITUTIONAL CLASS .................  (6,072,469,452)    (5,619,805,959)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...................................     (19,181,896)     1,085,885,259
                                                          ---------------    ---------------
   SHARES SOLD - SERVICE CLASS ..........................  41,267,135,082     56,932,646,122
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     SERVICE CLASS ......................................         527,728          1,489,417
   SHARES REDEEMED - SERVICE CLASS ...................... (41,480,904,051)   (57,286,269,461)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS .........................................    (213,241,241)      (352,133,922)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ......................    (232,423,137)       733,751,337
                                                          ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ......................................... $          (654)   $             4
                                                          ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSETS                WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                    TREASURY PLUS                         100% TREASURY
                                                                  MONEY MARKET FUND                     MONEY MARKET FUND
                                                         -----------------------------------    ----------------------------------
                                                              (UNAUDITED)                           (UNAUDITED)
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                         SIX MONTHS ENDED         YEAR ENDED   SIX MONTHS ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2004            2004(1)               2004               2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $ 5,747,241,499    $ 2,773,473,140    $ 3,140,902,133    $ 2,934,927,382
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      18,032,134         30,405,550          9,952,796         15,457,310
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............        (135,348)               696              6,738             89,370
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      17,896,786         30,406,246          9,959,534         15,546,680
                                                          ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
   CLASS A ..............................................      (6,569,373)        (6,292,757)          (431,772)          (736,608)
   INSTITUTIONAL CLASS ..................................      (7,305,534)       (16,199,925)               N/A                N/A
   SERVICE CLASS ........................................      (4,161,822)        (7,912,868)        (9,593,228)       (14,720,799)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................   5,604,695,612      8,521,232,089        176,227,394        449,479,514
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............       1,353,545          1,760,169            318,806            820,154
   COST OF SHARES REDEEMED - CLASS A ....................  (5,842,452,049)    (6,065,128,821)      (189,665,720)      (496,707,697)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ..................    (236,402,892)     2,457,863,437        (13,119,520)       (46,408,029)
                                                          ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......  24,778,275,714     72,140,884,611                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..       1,299,876          2,467,118                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........ (25,798,971,928)   (71,744,782,379)               N/A                N/A
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ..................................  (1,019,396,338)       398,569,350                N/A                N/A
                                                          ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............   9,896,944,626     13,125,490,912      8,712,331,138     17,576,961,049
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         496,420          1,767,648            889,222          2,820,208
   COST OF SHARES REDEEMED - SERVICE CLASS .............. (10,336,320,256)   (13,009,923,684)    (8,755,052,518)   (17,327,487,750)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ............    (438,879,210)       117,334,876        (41,832,158)       252,293,507
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ............................  (1,694,678,440)     2,973,767,663        (54,951,678)       205,885,478
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................  (1,694,818,383)     2,973,768,359        (55,017,144)       205,974,751
                                                          ---------------    ---------------    ---------------    ---------------
ENDING NET ASSETS ....................................... $ 4,052,423,116    $ 5,747,241,499    $ 3,085,884,989    $ 3,140,902,133
                                                          ===============    ===============    ===============    ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................   5,604,695,612      8,521,278,167        176,227,396        449,479,514
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     CLASS A ............................................       1,353,545          1,760,169            318,806            820,154
   SHARES REDEEMED - CLASS A ............................  (5,842,452,048)    (6,065,128,821)      (189,665,719)      (496,707,697)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A      (236,402,891)     2,457,909,515        (13,119,517)       (46,408,029)
                                                          ---------------    ---------------    ---------------    ---------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................  24,778,275,714     72,140,884,610                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ................................       1,299,876          2,467,118                N/A                N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ................. (25,798,971,928)   (71,744,782,379)               N/A                N/A
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...................................  (1,019,396,338)       398,569,349                N/A                N/A
                                                          ---------------    ---------------    ---------------    ---------------
   SHARES SOLD - SERVICE CLASS ..........................   9,896,944,626     13,125,490,912      8,712,331,138     17,576,961,049
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     SERVICE CLASS ......................................         496,420          1,767,648            889,222          2,820,208
   SHARES REDEEMED - SERVICE CLASS ...................... (10,336,320,256)   (13,009,923,684)    (8,755,052,518)   (17,327,487,745)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SERVICE CLASS .........................................    (438,879,210)       117,334,876        (41,832,158)       252,293,512
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ......................  (1,694,678,439)     2,973,813,740        (54,951,675)       205,885,483
                                                          ---------------    ---------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ......................................... $        (8,036)   $        (3,441)   $        (7,623)   $        64,581
                                                          ===============    ===============    ===============    ===============

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING                           AND    DIVIDENDS
                                                  NET ASSET          NET       UNREALIZED     FROM NET
                                                  VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                                      SHARE       INCOME      INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.02             0.00        (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.03             0.00        (0.03)
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........   $    1.00         0.01             0.00        (0.01)

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
JULY 31, 2003(3) TO MARCH 31, 2004 ............   $    1.00         0.01             0.00        (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.02             0.00        (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.03             0.00        (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.06             0.00        (0.06)
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........   $    1.00         0.02             0.00        (0.02)

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.03             0.00        (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.06             0.00        (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(4) .............   $    1.00         0.04             0.00        (0.04)
JUNE 1, 1998 TO MAY 31, 1999 ..................   $    1.00         0.05             0.00        (0.05)

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
JULY 31, 2003(3) TO MARCH 31, 2004 ............   $    1.00         0.01             0.00        (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.01             0.00        (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ............   $    1.00         0.01             0.00        (0.01)

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.03             0.00        (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.05             0.00        (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(4) .............   $    1.00         0.04             0.00        (0.04)
JUNE 1, 1998 TO MAY 31, 1999 ..................   $    1.00         0.05             0.00        (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.02             0.00        (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.04             0.00        (0.04)
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........   $    1.00         0.01             0.00        (0.01)

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)   $    1.00         0.00             0.00         0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............   $    1.00         0.01             0.00        (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............   $    1.00         0.02             0.00        (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...............   $    1.00         0.04             0.00        (0.04)
JUNE 1, 1999 TO MARCH 31, 2000(4) .............   $    1.00         0.03             0.00        (0.03)
JUNE 1, 1998 TO MAY 31, 1999 ..................   $    1.00         0.03             0.00        (0.03)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS      ENDING
                                                       FROM NET   NET ASSET
                                                       REALIZED   VALUE PER
                                                          GAINS       SHARE
---------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........            0.00   $    1.00

CASH INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
JULY 31, 2003(3) TO MARCH 31, 2004 ............            0.00   $    1.00

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........            0.00   $    1.00

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
JUNE 1, 1999 TO MARCH 31, 2000(4) .............            0.00   $    1.00
JUNE 1, 1998 TO MAY 31, 1999 ..................            0.00   $    1.00

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
JULY 31, 2003(3) TO MARCH 31, 2004 ............            0.00   $    1.00

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
JULY 28, 2003(3) TO MARCH 31, 2004 ............            0.00   $    1.00

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
JUNE 1, 1999 TO MARCH 31, 2000(4) .............            0.00   $    1.00
JUNE 1, 1998 TO MAY 31, 1999 ..................            0.00   $    1.00

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........            0.00   $    1.00

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)            0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............            0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............            0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............            0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............            0.00   $    1.00
JUNE 1, 1999 TO MARCH 31, 2000(4) .............            0.00   $    1.00
JUNE 1, 1998 TO MAY 31, 1999 ..................            0.00   $    1.00

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  -----------------------------------------------                  NET ASSETS AT
                                                  NET INVESTMENT      GROSS   EXPENSE         NET      TOTAL       END OF PERIOD
                                                          INCOME   EXPENSES    WAIVED    EXPENSES   RETURN(2)    (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.68%      0.58%    (0.13)%      0.45%       0.34%     $     311,340
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.56%      0.50%    (0.05)%      0.45%       0.56%     $     367,216
APRIL 1, 2002 TO MARCH 31, 2003 ...............             0.90%      0.50%    (0.05)%      0.45%       0.93%     $     304,422
APRIL 1, 2001 TO MARCH 31, 2002 ...............             1.62%      0.49%    (0.04)%      0.45%       1.75%     $     262,866
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.10%      0.57%    (0.12)%      0.45%       3.20%     $     150,149
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........             2.69%      0.51%    (0.06)%      0.45%       1.10%     $      75,697

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.49%      0.38%    (0.03)%      0.35%       0.48%     $     491,955
JULY 31, 2003(3) TO MARCH 31, 2004 ............             0.79%      0.39%    (0.04)%      0.35%       0.53%     $     281,124

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.55%      0.26%    (0.06)%      0.20%       0.56%     $   4,902,453
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.97%      0.26%    (0.04)%      0.22%       0.98%     $   5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.52%      0.28%    (0.03)%      0.25%       1.54%     $   5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 ...............             3.14%      0.28%    (0.03)%      0.25%       3.28%     $   5,478,005
APRIL 1, 2000 TO MARCH 31, 2001 ...............             6.16%      0.31%    (0.06)%      0.25%       6.38%     $   3,332,149
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........             5.77%      0.30%    (0.05)%      0.25%       2.29%     $   2,116,276

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.40%      0.55%    (0.05)%      0.50%       0.41%     $   7,315,173
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.70%      0.55%    (0.06)%      0.49%       0.70%     $   8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.31%      0.54%    (0.06)%      0.48%       1.31%     $  10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.91%      0.54%    (0.06)%      0.48%       3.05%     $  13,345,951
APRIL 1, 2000 TO MARCH 31, 2001 ...............             5.94%      0.54%    (0.06)%      0.48%       6.14%     $  12,307,775
JUNE 1, 1999 TO MARCH 31, 2000(4) .............             5.23%      0.54%    (0.06)%      0.48%       4.37%     $   9,082,788
JUNE 1, 1998 TO MAY 31, 1999 ..................             4.91%      0.57%    (0.09)%      0.48%       5.04%     $   5,481,802

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.99%      0.38%    (0.03)%      0.35%       0.47%     $     415,263
JULY 31, 2003(3) TO MARCH 31, 2004 ............             0.75%      0.37%    (0.02)%      0.35%       0.50%     $     160,507

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             1.10%      0.26%    (0.06)%      0.20%       0.54%     $   2,828,970
JULY 28, 2003(3) TO MARCH 31, 2004 ............             0.90%      0.25%    (0.05)%      0.20%       0.61%     $   1,471,711

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.80%      0.55%    (0.05)%      0.50%       0.39%     $   6,790,447
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.65%      0.55%    (0.05)%      0.50%       0.65%     $   4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.24%      0.54%    (0.04)%      0.50%       1.27%     $   4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.67%      0.52%    (0.02)%      0.50%       2.86%     $   5,752,411
APRIL 1, 2000 TO MARCH 31, 2001 ...............             5.79%      0.56%    (0.06)%      0.50%       5.97%     $   3,181,143
JUNE 1, 1999 TO MARCH 31, 2000(4) .............             4.94%      0.54%    (0.04)%      0.50%       4.18%     $   3,433,956
JUNE 1, 1998 TO MAY 31, 1999 ..................             4.69%      0.52%    (0.02)%      0.50%       4.81%     $   3,368,534

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.95%      0.26%    (0.06)%      0.20%       0.48%     $     462,623
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.82%      0.26%    (0.04)%      0.22%       0.85%     $     302,140
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.23%      0.29%    0.00%        0.29%       1.23%     $     126,969
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.05%      0.38%    (0.08)%      0.30%       2.20%     $     138,179
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.86%      0.37%    (0.07)%      0.30%       3.93%     $      65,265
NOVEMBER 8, 1999(3) TO MARCH 31, 2000 .........             3.43%      0.31%    (0.01)%      0.30%       1.36%     $      23,134

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.69%      0.55%    (0.10)%      0.45%       0.35%     $   1,125,152
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.62%      0.55%    (0.10)%      0.45%       0.62%     $   1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.06%      0.55%    (0.10)%      0.45%       1.07%     $   1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ...............             1.96%      0.54%    (0.09)%      0.45%       2.05%     $   1,433,976
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.68%      0.56%    (0.11)%      0.45%       3.78%     $   1,183,279
JUNE 1, 1999 TO MARCH 31, 2000(4) .............             3.05%      0.57%    (0.12)%      0.45%       2.58%     $   1,124,073
JUNE 1, 1998 TO MAY 31, 1999 ..................             2.91%      0.57%    (0.12)%      0.45%       2.97%     $   1,019,589

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                BEGINNING                                   AND          DIVIDENDS
                                                                NET ASSET                NET         UNREALIZED           FROM NET
                                                                VALUE PER         INVESTMENT     GAIN (LOSS) ON         INVESTMENT
                                                                    SHARE             INCOME        INVESTMENTS             INCOME
----------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .........         $  1.00               0.01               0.00              (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ......................         $  1.00               0.01               0.00              (0.01)

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .........         $  1.00               0.00               0.00               0.00
APRIL 1, 2003 TO MARCH 31, 2004 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .........................         $  1.00               0.03               0.00              (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .........................         $  1.00               0.06               0.00              (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(4) .......................         $  1.00               0.04               0.00              (0.04)
SEPTEMBER 2, 1998(3) TO MAY 31, 1999 ....................         $  1.00               0.04               0.00              (0.04)

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .........         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .........................         $  1.00               0.03               0.00              (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .........................         $  1.00               0.06               0.00              (0.06)
APRIL 1, 1999 TO MARCH 31, 2000 .........................         $  1.00               0.05               0.00              (0.05)

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .........         $  1.00               0.00               0.00               0.00
APRIL 1, 2003 TO MARCH 31, 2004 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .........................         $  1.00               0.03               0.00              (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .........................         $  1.00               0.06               0.00              (0.06)
APRIL 1, 1999 TO MARCH 31, 2000 .........................         $  1.00               0.05               0.00              (0.05)

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .........         $  1.00               0.00               0.00               0.00
APRIL 1, 2003 TO MARCH 31, 2004 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .........................         $  1.00               0.01               0.00              (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .........................         $  1.00               0.03               0.00              (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .........................         $  1.00               0.05               0.00              (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(4) .......................         $  1.00               0.04               0.00              (0.04)
JUNE 1, 1998 TO MAY 31, 1999 ............................         $  1.00               0.04               0.00              (0.04)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                DISTRIBUTIONS      ENDING  --------------------------------------------------
                                                     FROM NET   NET ASSET         NET
                                                     REALIZED   VALUE PER  INVESTMENT        GROSS      EXPENSE           NET
                                                        GAINS       SHARE      INCOME     EXPENSES       WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .        0.00     $  1.00        0.54%        0.26%       (0.06)%        0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ..............        0.00     $  1.00        0.89%        0.25%       (0.05)%        0.20%

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .        0.00     $  1.00        0.35%        0.55%        0.00%         0.55%
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.00     $  1.00        0.59%        0.55%       (0.01)%        0.54%
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.00     $  1.00        1.14%        0.55%        0.00%         0.55%
APRIL 1, 2001 TO MARCH 31, 2002 .................        0.00     $  1.00        2.64%        0.55%        0.00%         0.55%
APRIL 1, 2000 TO MARCH 31, 2001 .................        0.00     $  1.00        5.72%        0.63%       (0.08)%        0.55%
JUNE 1, 1999 TO MARCH 31, 2000(4) ...............        0.00     $  1.00        5.15%        0.93%       (0.38)%        0.55%
SEPTEMBER 2, 1998(3) TO MAY 31, 1999 ............        0.00     $  1.00        4.69%(5)     0.74%(5)    (0.20)%(5)     0.54%(5)

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .        0.00     $  1.00        0.48%        0.27%       (0.07)%        0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.00     $  1.00        0.88%        0.26%       (0.06)%        0.20%
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.00     $  1.00        1.38%        0.29%       (0.08)%        0.21%
APRIL 1, 2001 TO MARCH 31, 2002 .................        0.00     $  1.00        2.78%        0.29%       (0.08)%        0.21%
APRIL 1, 2000 TO MARCH 31, 2001 .................        0.00     $  1.00        5.88%        0.30%       (0.05)%        0.25%
APRIL 1, 1999 TO MARCH 31, 2000 .................        0.00     $  1.00        4.81%        0.40%       (0.15)%        0.25%

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .        0.00     $  1.00        0.35%        0.56%       (0.06)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.00     $  1.00        0.60%        0.55%       (0.06)%        0.49%
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.00     $  1.00        1.18%        0.55%       (0.09)%        0.46%
APRIL 1, 2001 TO MARCH 31, 2002 .................        0.00     $  1.00        2.54%        0.53%       (0.07)%        0.46%
APRIL 1, 2000 TO MARCH 31, 2001 .................        0.00     $  1.00        5.64%        0.55%       (0.09)%        0.46%
APRIL 1, 1999 TO MARCH 31, 2000 .................        0.00     $  1.00        5.04%        0.63%       (0.18)%        0.45%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) .        0.00     $  1.00        0.66%        0.61%       (0.11)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.00     $  1.00        0.52%        0.55%       (0.06)%        0.49%
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.00     $  1.00        1.12%        0.55%       (0.09)%        0.46%
APRIL 1, 2001 TO MARCH 31, 2002 .................        0.00     $  1.00        2.53%        0.55%       (0.09)%        0.46%
APRIL 1, 2000 TO MARCH 31, 2001 .................        0.00     $  1.00        5.41%        0.55%       (0.09)%        0.46%
JUNE 1, 1999 TO MARCH 31, 2000(4) ...............        0.00     $  1.00        4.67%        0.54%       (0.08)%        0.46%
JUNE 1, 1998 TO MAY 31, 1999 ....................        0.00     $  1.00        4.34%        0.53%       (0.07)%        0.46%


                                                                 NET ASSETS AT
                                                      TOTAL      END OF PERIOD
                                                  RETURN(2)    (000'S OMITTED)
------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)        0.54%    $    1,066,670
JULY 28, 2003(3) TO MARCH 31, 2004 ............        0.60%    $    1,085,856

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)        0.36%    $    1,252,916
APRIL 1, 2003 TO MARCH 31, 2004 ...............        0.60%    $    1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ...............        1.14%    $    1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ...............        2.80%    $    2,006,493
APRIL 1, 2000 TO MARCH 31, 2001 ...............        6.02%    $    1,678,432
JUNE 1, 1999 TO MARCH 31, 2000(4) .............        4.30%    $      222,523
SEPTEMBER 2, 1998(3) TO MAY 31, 1999 ..........        3.59%    $       68,771

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)        0.51%    $      945,004
APRIL 1, 2003 TO MARCH 31, 2004 ...............        0.88%    $    1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ...............        1.45%    $    1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ...............        2.97%    $      905,766
APRIL 1, 2000 TO MARCH 31, 2001 ...............        6.05%    $      415,965
APRIL 1, 1999 TO MARCH 31, 2000 ...............        4.98%    $      390,592

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)        0.36%    $      886,028
APRIL 1, 2003 TO MARCH 31, 2004 ...............        0.60%    $    1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ...............        1.20%    $    1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ...............        2.73%    $    1,158,202
APRIL 1, 2000 TO MARCH 31, 2001 ...............        5.83%    $    1,050,508
APRIL 1, 1999 TO MARCH 31, 2000 ...............        4.76%    $      468,150

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)        0.34%    $    2,936,125
APRIL 1, 2003 TO MARCH 31, 2004 ...............        0.53%    $    2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ...............        1.15%    $    2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ...............        2.68%    $    2,501,888
APRIL 1, 2000 TO MARCH 31, 2001 ...............        5.59%    $    2,254,618
JUNE 1, 1999 TO MARCH 31, 2000(4) .............        3.94%    $    1,702,250
JUNE 1, 1998 TO MAY 31, 1999 ..................        4.49%    $    1,548,549

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from May 31 to March 31.

(5) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective as of the close of business on July 25, 2003, the Prime Investment Money Market Fund acquired all of the net assets of the Prime Investment Institutional Money Market Fund. The Prime Investment Institutional Money Market Fund exchanged its 455,533,672 Institutional Class shares (valued at $455,533,763) for 455,533,672 Institutional Class shares of the Prime Investment Money Market Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

WELLS FARGO MONEY MARKET FUNDS         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

 Fund                                         Deferred Post-October Capital Loss

 CASH INVESTMENT MONEY MARKET FUND                          $ 4,622

 GOVERNMENT MONEY MARKET FUND                                 1,768

 PRIME INVESTMENT MONEY MARKET FUND                           4,269

 TREASURY PLUS MONEY MARKET FUND                              4,808

 100% TREASURY MONEY MARKET FUND                              6,921

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                   Sub-Advisory Fee
                                             Advisory Fee*                                          (% of Average
                        Average Daily        (% of Average                      Average Daily         Daily Net
       Fund               Net Assets       Daily Net Assets)     Sub-Adviser     Net Assets            Assets)
CALIFORNIA TAX-FREE     $0 - 499 million         0.300          Wells Capital    $0 - 1 billion         0.05%
MONEY MARKET FUND     $500 - 999 million         0.300            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.275           Incorporated
                       $3 - 4.99 billion         0.275
                         >$ 4.99 billion         0.250

CASH INVESTMENT         $0 - 499 million         0.100          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.100            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.100           Incorporated
                       $3 - 4.99 billion         0.100
                         >$ 4.99 billion         0.100

GOVERNMENT              $0 - 499 million         0.100          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.100            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.100           Incorporated
                       $3 - 4.99 billion         0.100
                         >$ 4.99 billion         0.100

NATIONAL TAX-FREE       $0 - 499 million         0.100          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.100            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.100           Incorporated
                       $3 - 4.99 billion         0.100
                         >$ 4.99 billion         0.100

PRIME INVESTMENT        $0 - 499 million         0.100          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.100            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.100           Incorporated
                       $3 - 4.99 billion         0.100
                         >$ 4.99 billion         0.100

TREASURY PLUS           $0 - 499 million         0.100          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.100            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.100           Incorporated
                       $3 - 4.99 billion         0.100
                         >$ 4.99 billion         0.100

100% TREASURY           $0 - 499 million         0.300          Wells Capital    $0 - 1 billion         0.05
MONEY MARKET FUND     $500 - 999 million         0.300            Management       > $1 billion         0.04
                      $1 - $2.99 billion         0.275           Incorporated
                       $3 - 4.99 billion         0.275
                         >$ 4.99 billion         0.250

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                            Advisory Fee
                                                            (% of Average
Fund                                                        Daily Net Assets)

CALIFORNIA TAX-FREE MONEY MARKET FUND                            0.30

CASH INVESTMENT MONEY MARKET FUND                                0.10

GOVERNMENT MONEY MARKET FUND                                     0.10

NATIONAL TAX-FREE MONEY MARKET FUND                              0.10

PRIME INVESTMENT MONEY MARKET FUND                               0.10

TREASURY PLUS MONEY MARKET FUND                                  0.10

100% TREASURY MONEY MARKET FUND                                  0.35

WELLS FARGO MONEY MARKET FUNDS         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                               Admin Fee **
                                Average Daily                  % Of Average
                                  Net Assets                 Daily Net Assets

       FUND LEVEL              $0 - 4.99 billion                   0.05
                               $5 - 9.99 billion                   0.04
                                 > $9.99 billion                   0.03

       ADMINISTRATOR                                               0.10

       INSTITUTIONAL                                               0.08

       SERVICE                                                     0.12

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                               % Of Average Daily Net Assets

       ALL FUNDS                                              0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                          Administrator      Institutional     Service
Fund                                         Class A          Class              Class          Class
CALIFORNIA TAX-FREE MONEY MARKET FUND           0.25%           N/A                 N/A           0.25%

CASH INVESTMENT MONEY MARKET FUND                N/A           0.10%               0.00%          0.25%

GOVERNMENT MONEY MARKET FUND                    0.25%          0.10%               0.00%          0.25%

NATIONAL TAX-FREE MONEY MARKET FUND             0.25%           N/A                0.00%          0.25%

PRIME INVESTMENT MONEY MARKET FUND               N/A            N/A                0.00%          0.25%

TREASURY PLUS MONEY MARKET FUND                 0.25%           N/A                0.00%          0.25%

100% TREASURY MONEY MARKET FUND                 0.25%           N/A                 N/A           0.25%

     For the six months ended September 30, 2004, shareholder servicing fees paid were as follows:

                                                          Administrator      Institutional      Service
Fund                                         Class A          Class              Class           Class
CALIFORNIA TAX-FREE MONEY MARKET FUND     $2,808,333             N/A              N/A         $   129,951

CASH INVESTMENT MONEY MARKET FUND                N/A         198,141                0          10,008,830

GOVERNMENT MONEY MARKET FUND                 511,984         158,284                0           6,684,240

NATIONAL TAX-FREE MONEY MARKET FUND          853,360             N/A                0           1,478,430

PRIME INVESTMENT MONEY MARKET FUND               N/A             N/A                0           2,522,263

TREASURY PLUS MONEY MARKET FUND            2,950,589             N/A                0           1,501,448

100% TREASURY MONEY MARKET FUND              210,804             N/A              N/A           1,161,789

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)         WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                                   NET OPERATING EXPENSE LIMITATIONS
                                                           Administrator      Institutional      Service
Fund                                                           Class              Class           Class
CALIFORNIA TAX-FREE MONEY MARKET FUND                           N/A                 N/A            0.45%

CASH INVESTMENT MONEY MARKET FUND                              0.35%               0.20%           0.50%

GOVERNMENT MONEY MARKET FUND                                   0.35%               0.20%           0.50%

NATIONAL TAX-FREE MONEY MARKET FUND                             N/A                0.20%           0.45%

PRIME INVESTMENT MONEY MARKET FUND                              N/A                0.20%           0.55%

TREASURY PLUS MONEY MARKET FUND                                 N/A                0.20%           0.50%

100% TREASURY MONEY MARKET FUND                                 N/A                 N/A            0.50%

4. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of WELLS FARGO FUNDS shareholders has been scheduled for January 2005. If WELLS FARGO FUNDS shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                           POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***         PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Robert C. Brown            Trustee since 1992            Retired.                         None
73
-------------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee since 1987            Private Investor/Real Estate     None
60                                                       Developer; Chairman of White
                                                         Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                           POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***         PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee since 1987            Wake Forest University,          None
62                                                       Calloway School of Business
                                                         and Accountancy, Associate
                                                         Professor of Finance.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee since 1998            Chairman, CEO, and               None
62                         (Lead Trustee since 2001)     Co-Founder of Crystal Geyser
                                                         Water Company and President
                                                         of Crystal Geyser Roxane
                                                         Water Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee since 1987            Retired. Prior thereto,          None
71                                                       President of Richard M.
                                                         Leach Associates (a financial
                                                         consulting firm).
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee since 1996            Senior Counselor to the          None
52                                                       public relations firm of
                                                         Himle-Horner and Senior Fellow
                                                         at the Humphrey Institute,
                                                         Minneapolis, Minnesota (a
                                                         public policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee since 1996            Principal in the law firm of     None
64                                                       Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS

                           POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE             PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President since 2003          Executive Vice President of      None
45                                                       Wells Fargo Bank, N.A.
                                                         President of Wells Fargo
                                                         Funds Management, LLC.
                                                         Senior Vice President and
                                                         Chief Administrative Officer
                                                         of Wells Fargo Funds
                                                         Management, LLC from 2001 to
                                                         2003. Vice President of
                                                         Wells Fargo Bank, N.A. from
                                                         1997 to 2000.
-------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo         Treasurer since 2003          Senior Vice President of Wells   None
35                                                       Fargo Bank, N.A. Senior Vice
                                                         President of Operations for
                                                         Wells Fargo Funds Management,
                                                         LLC. Prior thereto, Operations
                                                         Manager at Scudder Weisel
                                                         Capital, LLC (2000 to 2001),
                                                         Director of Shareholder
                                                         Services at BISYS Fund
                                                         Services (1999 to 2000)
                                                         and Assistant Vice President
                                                         of Operations with
                                                         Nicholas-Applegate
                                                         Capital Management (1993
                                                         to 1999).

-------------------------------------------------------------------------------------------------------------
C. David Messman           Secretary since 2000          Vice President and Managing      None
44                                                       Senior Counsel of Wells
                                                         Fargo Bank, N.A. Senior Vice
                                                         President and Secretary of
                                                         Wells Fargo Funds
                                                         Management, LLC. Vice
                                                         President and Senior Counsel
                                                         of Wells Fargo Bank, N.A.
                                                         from 1996. to 2003.
-------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO MONEY MARKET FUNDS                             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 006 (11/04)


                                [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                         Wells Fargo Money Market Funds

                               Semi-Annual Report

                            Wells Fargo California Tax-Free Money Market Trust

                            Wells Fargo Money Market Trust

                            Wells Fargo National Tax-Free Money Market Trust


                                                            September 30, 2004

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    5
   Money Market Trust .....................................................    6
   National Tax-Free Money Market Trust ...................................    7
Fund Expenses .............................................................    8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    9
   Money Market Trust .....................................................   14
   National Tax-Free Money Market Trust ...................................   16
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   22
   Statement of Operations ................................................   23
   Statements of Changes in Net Assets ....................................   24
   Financial Highlights ...................................................   26
Notes to Financial Statements .............................................   28
--------------------------------------------------------------------------------
Other Information .........................................................   31
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   33
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) semi-annual report for the six-month period ended September 30, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

RATES ON THE RISE
--------------------------------------------------------------------------------

      On June 30, 2004, the Federal Open Market Committee (the FOMC or the Fed) raised the federal funds target rate from 1% to 1.25%. By the end of September 2004, the federal funds rate was 0.50% higher, at 1.75%. Long-term yields trended lower, shrugging off these successive rate hikes.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Money market funds invest in short-term debt obligations, such as commercial paper, treasury bills, government agency securities and tax-free securities. The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year.

      Yield spreads between prime money-market instruments, federal agency securities and U.S. Treasury bills widened over the reporting period. While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising.

      For buyers of municipal variable-rate demand notes, massive supplies of new bond issuances, coupled with the rising fed funds rate, have helped keep spreads between weekly municipals and taxable issues at historically narrow levels.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing--asset allocation and diversification--in an effort to help achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET TRUSTS                            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ended September 30, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to the prior six-months. By September 30, 2004, the federal funds rate increased to 1.75%, while the 12-month London Interbank Offered Rate (LIBOR) increased to 2.43%, a spread of 0.68%. In contrast, on March 31, 2004, the federal funds rate was 1.00%, and the 12-month LIBOR was 1.35%, with a spread of only 0.35%.

      The Federal Open Market Committee (the FOMC or the Fed) stuck to its balanced approach to stimulating the economy by keeping the overnight federal funds rate constant at 1% during April and May 2004. However, increasing signs that the economic picture was improving triggered rate hikes of 0.25% starting in June 2004 and continuing over the following three months. The markets reacted to the rate hikes, with one-month rates increasing by 0.75% over the reporting period and one-year rates increasing by 1.07%.

      The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The amount of top-rated commercial paper outstanding fell by just over 2.1% during the second half of the year, from $1.20 trillion at the end of March 2004, to $1.18 trillion at the end of September 2004. This represents almost a 17% decline in issuance since the peak of $1.41 trillion in December 2000, and is reflected broadly over various sub-sectors, such as asset-backed commercial paper and directly placed commercial paper.

      Unlike the previous six months, the credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year, and for the first time since January 1998, Moody's reported no defaults on any of its rated securities. Additionally, many of the corporate accounting scandals and mutual fund trading investigations were resolved, leading to increased investor confidence and hopes that the worst of the corporate governance crisis was past. The only outstanding stresses to the credit market relate to some widely known, but fairly uneventful, issues with some of Government Sponsored Entities (GSEs); these are expected to be resolved shortly and, we believe, could leave the affected GSEs in a much stronger position.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between federal agency securities and prime money-market instruments widened in the first three months of the period and then narrowed after yielding as much as 0.20% less than the three-month LIBOR. The spread narrowed to less than 0.10% near the end of September 2004. Spreads between federal agency securities and U.S. Treasury bills also widened during this period to over 0.20% near the end of September 2004, after having traded at the same yield in June 2004.

      At the end of the quarter, the Office of Federal Housing Enterprise Oversight (OFHEO) issued its anticipated report on the Federal National Mortgage Association (Fannie Mae) about alleged irregularities in financial controls and accounting policies. Fannie Mae has agreed with OFHEO to boost its capital by 30% above the minimum within nine months. Estimates are that Fannie Mae will need to increase its capital by $4 to $5 billion during this period and is likely to use a combination of retaining its earnings and lowering its debt issuance. This will necessitate a contraction in its mortgage portfolio. We believe that these developments could prove to be positive for agency debt holders, as yield spreads narrow due to less supply and improved investor confidence. The senior debt ratings of Fannie Mae and other GSEs are stable at this time at triple-A ratings.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising. Some investors were buying short-maturity U.S. Treasury bills in the hopes of reinvesting at higher rates, while others were using the short maturity bills as a safe haven given election year terrorism fears. Recent strong buying by Central Banks combined with tactical short selling by the primary government securities dealers has increased demand for U.S. Treasuries, leading to higher prices. As of September 30, 2004, the six-month U.S. Treasury bill yielded 0.29% more than the three-month U.S. Treasury bill, whereas the yield differential at the end of March 2004 was just 0.05%.

MONEY MARKET OVERVIEW                            WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      The extreme steepness of the yield curve in the U.S. Treasury bill market occurred just after the first tightening at the Fed's June meeting, when the pick-up from three- to six-month bills was 0.38%. Because the Fed reiterated it would tighten at a measured pace, that steepness backed off to just over 0.25% in September 2004.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      In the past six months, news in the municipal markets was dominated by the financial problems of the State of California as it faced a severe cash shortage. The State was able to avoid a crisis by issuing $11 billion in Economic Recovery Bonds. Rating agencies, in turn, raised California's ratings from triple-B to single-A. These financial problems won't go away, as many of the one-time measures that have been used to fill the budget deficit will expire over the next two years.

      For buyers of municipal variable rate demand notes, massive supplies of new bond issuances coupled with the rising federal funds rate have helped keep spreads between weekly municipals and taxable issues at historically narrow levels. Variable rate demand notes averaged 85% of the one-month LIBOR throughout the period, compared to the long-term historical average of 65%.

      There continue to be reasons for concern about the general quality of municipal credit. One of the issues that faced municipalities the past six months was their unfunded pension obligations. During the stock market bubble, rising equity values enabled municipalities to skip pension fund contributions and increase benefit payouts. Since the bubble burst, pension funds are no longer overvalued and these skipped payments and increased payouts have come to haunt municipalities. For example, the State of Illinois is now faced with approximately $45 billion in unfunded pension obligations. In addition to Illinois, the city of San Diego's ratings have recently been removed for, among other things, failing to properly disclose pension obligations.

      Lastly, municipalities have increased their use of swaps. Some are used appropriately as a form of creating synthetic fixed-rate securities as a cheaper alternative to regular fixed-rate bonds. Our fear is that some smaller issuers may be enhancing their investment returns by speculating in their use of these derivatives. We continue to monitor these issues looming over municipalities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The interest rate rise was widely anticipated and the measured pace of the tightening of rates by the Fed caused no market disruption. Fund yields were largely responsive to these increases in the federal funds rate, and the Wells Fargo Money Market Funds (the Funds) experienced minimal changes in assets. We believe the Funds were positioned to take advantage of the additional yield available in longer-term investments, while enjoying sensitivity to rate changes offered by shorter-term investments.

      THE VIEWS EXPRESSED ARE AS OF SEPTEMBER 30, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

WELLS FARGO MONEY MARKET TRUSTS                            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                            Certificates
                         U.S.                       U.S.                    of Deposit/                 Floating/
                       Treasury    Repurchase    Government    Commercial     Bankers        Time     Variable Rate
                      Securities   Agreements    Obligations     Paper      Acceptances    Deposits    Notes/Bonds
Money Market              X             X             X            X             X            X             X

National Tax-Free         X

California Tax-Free       X

                       Mortgage
                      and Other
                        Asset-
                        Backed      Corporate     Municipal
                      Securities   Notes/Bonds   Obligations
Money Market              X             X

National Tax-Free                                     X

California Tax-Free                                   X

--------------------------------------------------------------------------------

* THE CHART HIGHLIGHTS SOME OF THE PRIMARY INVESTMENTS THAT THE TRUSTS MAY MAKE AS PART OF THEIR INVESTMENT STRATEGIES. THE CHART DOES NOT IDENTIFY ALL OF THE PERMITTED INVESTMENTS FOR EACH TRUST.

PERFORMANCE HIGHLIGHTS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

TRUST MANAGERS                          INCEPTION DATE
   Dave Sylvester                       05/05/97
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                            6-Month*   1-Year   5-Year   Life of Fund
Wells Fargo California Tax-Free Money Market Trust            0.47      0.87     1.87        2.25

Benchmark

  iMoneyNet California State Specific Institutional
     Money Fund Average(2)                                    0.33      0.61     1.78        2.27

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE TRUST'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE TRUST THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE TRUST IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE TRUST AND ARE DESCRIBED IN THE TRUST'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET TRUSTS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET TRUSTS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                        1.33%

7-Day Compound Yield                       1.34%

30-Day Simple Yield                        1.19%

30-Day Compound Yield                      1.20%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                37 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                     (84%)
Municipal Commercial Paper                  (6%)
Municipal Bonds                            (10%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (21%)
2 - 14 Days                                (62%)
15 - 29 Days                                (2%)
30 - 59 Days                                (2%)
60 - 89 Days                                (2%)
90 - 179 Days                               (1%)
180+ Days                                  (10%)

(1) The Trust's Adviser has committed through July 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's 7-day current yield would have been 1.33%.

            Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET TRUSTS                           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Money Market Trust (the Trust) seeks current income, while preserving capital and liquidity.

TRUST MANAGERS                              INCEPTION DATE
   Dave Sylvester                           9/17/90
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                    6-Month*   1-Year   5-Year     10-Year
Wells Fargo Money Market Trust                                        0.56      1.04     3.13        4.30

Benchmark

  iMoneyNet First Tier Institutional Money Fund Average(2)            0.45      0.81     3.07        5.03

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE TRUST'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE TRUST THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE TRUST IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE TRUST AND ARE DESCRIBED IN THE TRUST'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET TRUSTS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET TRUSTS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                        1.54%

7-Day Compound Yield                       1.55%

30-Day Simple Yield                        1.43%

30-Day Compound Yield                      1.44%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                41 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposits                    (4%)
Commercial Paper                           (42%)
Short-Term Corporate Bonds                  (6%)
FHLMC                                       (1%)
FNMA                                        (3%)
Floating & Variable Rate Bonds/Notes       (13%)
Repurchase Agreements                      (22%)
Time Deposits                               (9%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0 - 1 Days                                 (27%)
2 - 14 Days                                (27%)
15 - 29 Days                                (8%)
30 - 59 Days                                (8%)
60 - 89 Days                               (15%)
90 - 179 Days                              (13%)
270+ Days                                   (2%)

(1) The Trust's Adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's 7-day current yield would have been 1.54%.

            Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks current income exempt from federal income taxes, while preserving capital and liquidity.

TRUST MANAGERS                              INCEPTION DATE
   Dave Sylvester                           11/10/97
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                    6-Month*   1-Year   5-Year   Life of Fund
Wells Fargo National Tax-Free Money Market Trust                      0.47      0.88     2.12        2.41

Benchmark

  iMoneyNet Tax-Free Institutional Money Fund Average(2)              0.36      0.66     1.95        2.36

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE TRUST'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE TRUST THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE TRUST IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE TRUST AND ARE DESCRIBED IN THE TRUST'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET TRUSTS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET TRUSTS.

                FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

7-Day Current Yield                        1.36%

7-Day Compound Yield                       1.37%

30-Day Simple Yield                        1.21%

30-Day Compound Yield                      1.21%

               FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Weighted Average Maturity                31 days

               PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                     (82%)
Municipal Put Bonds                         (3%)
Municipal Bonds                             (8%)
Municipal Commercial Paper                  (7%)

               MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (28%)
2 - 14 Days                                (52%)
15 - 29 Days                                (2%)
30 - 59 Days                                (5%)
60 - 89 Days                                (2%)
90 - 179 Days                               (6%)
180 - 269 Days                              (1%)
270+ Days                                   (4%)

(1) The Trust's Adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.34%.

            Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET TRUSTS                                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any); and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                          Beginning    Ending
                                           Account     Account     Expenses     Net Annual
                                            Value       Value     Paid During    Expense
                                          3/31/2004   9/30/2004   the Period*     Ratio
California Tax-Free Money Market Trust
------------------------------------------------------------------------------------------
Actual                                    $1,000.00   $1,004.70      $1.00        0.20%
Hypothetical
 (5% return before expenses)              $1,000.00   $1,024.00      $1.01        0.20%

Money Market Trust
------------------------------------------------------------------------------------------
Actual                                    $1,000.00   $1,005.60      $1.00        0.20%
Hypothetical
 (5% return before expenses)              $1,000.00   $1,024.00      $1.01        0.20%

National Tax-Free Money Market Trust
------------------------------------------------------------------------------------------
Actual                                    $1,000.00   $1,004.70      $1.00        0.20%
Hypothetical
 (5% return before expenses)              $1,000.00   $1,024.00      $1.01        0.20%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 95.86%

CALIFORNIA - 92.88%
$   5,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION
               CALIFORNIA JEWISH COMMUNITY CENTER PROJECT ALLIED
               IRISH BANK LOC (RECREATIONAL FACILITIES
               REVENUE LOC)@+/-                                                          1.72%       11/15/2031     $     5,000,000
    2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATIONS CALIFORNIA HOUSING REVENUE
               SERIES A SOCIETE GENERALE LOC
               (HOUSING REVENUE LOC)@+/-                                                 1.77        07/01/2008           2,000,000
    2,070,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING
               AUTHORITY CTFS PARTICIPATION CAPITAL IMPROVEMENTS
               FINANCING PROJECTS LEASE REVENUE SERIES G
               AMBAC INSURED (LEASE REVENUE LOC)@+/-                                     1.83        08/01/2024           2,070,000
    2,200,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING
               CORP CTFS PARTICIPATION REFINANCING PROJECT LEASE
               REVENUE KBC BANK NV LOC (LEASE REVENUE LOC)@+/-                           1.73        09/01/2019           2,200,000
    3,300,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY
               HOUSING REVENUE LEASE PURCHASE PROGRAM PROJECT
               SERIES A COLLATERALIZED BY FHLMC
               (HOUSING REVENUE LOC)@+/-                                                 1.77        09/01/2006           3,300,000
    2,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY
               LEASE REVENUE SERIES A COLLATERALIZED BY FHLMC
               (HOUSING REVENUE LOC)@+/-                                                 1.77        02/01/2007           2,000,000
    5,900,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
               REVENUE STANFORD UNIVERSITY SERIES S-4
               (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.67        11/01/2049           5,900,000
    6,065,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1
               (HOUSING REVENUE LOC)@+/-                                                 1.65        04/01/2005           6,065,000
    1,500,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2
               (HOUSING REVENUE LOC)@+/-                                                 1.65        04/01/2005           1,500,000
      820,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U
               (HOUSING REVENUE LOC)@+/-                                                 1.75        02/01/2017             820,000
    2,760,000  CALIFORNIA HFA REVENUE SERIES F
               (HOUSING REVENUE LOC)@+/-                                                 1.77        02/01/2033           2,760,000
    1,000,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED
               (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)@+/-                                                1.69        06/01/2022           1,000,000
    4,100,000  CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES
               A BANK ONE NA LOC (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)@+/-                                                1.69        10/01/2023           4,100,000
    5,400,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED
               (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE LOC)@+/-                                                1.71        09/01/2028           5,400,000
      750,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)@+/-                                               1.69        08/01/2021             750,000
    2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT BANK REVENUE J PAUL GETTY TRUST
               SERIES D (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                           1.17        02/01/2005           2,200,000
      800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT REVENUE J PAUL GETTY TRUST SERIES B
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.17        02/01/2005             800,000
    2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT REVENUE J PAUL GETTY TRUST SERIES C
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.17        02/01/2005           2,200,000
    2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT REVENUE J PAUL GETTY TRUST SERIES A
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.62        10/03/2005           2,000,000
    2,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT REVENUE J PAUL GETTY TRUST SERIES B
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.62        10/03/2005           2,300,000
    3,000,000  CALIFORNIA POLLUTION CONTROL FINANCING
               AUTHORITY RESIDENTIAL RECOVERY REVENUE ATLANTIC
               RICHFIELD COMPANY PROJECT - SERIES A
               (POLLUTION CONTROL REVENUE LOC)@+/-                                       1.78        12/01/2024           3,000,000
    6,000,000  CALIFORNIA SCHOOL CASH RESERVE PROJECT
               AUTHORITY POOL SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.00        07/06/2005           6,062,927
    3,400,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE &
               POWER SUPPLY REVENUE SERIES C-3 AMBAC INSURED
               (ELECTRIC REVENUE LOC)@+/-                                                1.70        05/01/2022           3,400,000
   25,600,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE &
               POWER SUPPLY REVENUE SERIES B-1 BANK OF NEW
               YORK LOC (POWER REVENUE LOC)@+/-                                          1.71        05/01/2022          25,600,000
      500,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE &
               POWER SUPPLY REVENUE SERIES C11
               (ELECTRIC REVENUE LOC)@+/-                                                1.70        05/01/2022             500,000

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   3,800,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE &
               POWER SUPPLY REVENUE
               SERIES C-15 BANK OF NOVA SCOTIA LOC
               (POWER REVENUE LOC)@+/-                                                   1.70%       05/01/2022     $     3,800,000
   12,100,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
               SERIES B-2 (ELECTRIC REVENUE LOC)@+/-                                     1.80        05/01/2022          12,100,000
    2,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE
               CENTER VALLEY PROJECT REVENUE PUTTERS SERIES 127
               FGIC INSURED (WATER REVENUE LOC)@+/-                                      1.17        12/01/2022           2,000,000
    1,360,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE
               CENTRAL VALLEY PROJECT REVENUE SERIES R
               (WATER REVENUE LOC)@+/-                                                   1.72        12/01/2021           1,360,000
    1,450,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING
               AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE SERRA
               MICROCHASSIS PROJECT US BANK NA LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)@+/-                                  1.75        08/01/2027           1,450,000
    2,400,000  CALIFORNIA STATE ECONOMIC RECOVERY
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.75        07/01/2005           2,400,000
    2,250,000  CALIFORNIA STATE ECONOMIC RECOVERY
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.75        07/01/2005           2,250,000
    6,795,000  CALIFORNIA STATE ECONOMIC RECOVERY
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.70        07/01/2008           6,795,000
    1,865,000  CALIFORNIA STATE ECONOMIC RECOVERY
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.72        01/01/2012           1,865,000
    7,650,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE
               SERIES C-4 (SALES TAX REVENUE LOC)@+/-                                    1.71        07/01/2023           7,650,000
    6,600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE
               SERIES C-7 (SALES TAX REVENUE LOC)@+/-                                    1.72        07/01/2023           6,600,000
    1,400,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE
               REVENUE CTFS SERIES D AMBAC INSURED
               (LEASE REVENUE LOC)@+/-                                                   1.72        12/01/2019           1,400,000
    4,700,000  CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)@+/-                        1.17        12/01/2029           4,700,000
    3,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON
               PARK PROJECT C@+/-                                                        1.76        01/20/2031           3,200,000
    2,500,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR
               APARTMENTS SERIES A COLLATERALIZED BY FHLB
               (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.72        02/01/2028           2,500,000
    3,000,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00        06/30/2005           3,031,026
    1,300,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00        06/30/2005           1,313,445
    2,300,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3
               SAN BERNARDINO COUNTY
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      3.00        06/30/2005           2,323,787
    5,000,000  CALIFORNIA TRANSPORTATION FINANCING
               AUTHORITY REVENUE
               (TRANSPORTATION REVENUE LOC)@+/-                                          1.70        10/01/2027           5,000,000
    1,000,000  CENTRAL UNIVERSITY SCHOOL DISTRICT CA CTFS
               PARTICIPATION (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                    3.50        01/01/2035           1,005,721
    6,760,000  CONTRA COSTA COUNTY CA HOME MORTGAGE
               REVENUE CTFS SERIES A (HOUSING REVENUE LOC)@+/-                           1.78        12/01/2015           6,760,000
      100,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE
               APARTMENTS PROJECT SERIES H COLLATERALIZED
               BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                            1.68        10/15/2029             100,000
    7,100,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN
               CENTER APARTMENTS SERIES I COLLATERALIZED BY
               FNMA (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                               1.73        07/15/2032           7,100,000
      675,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING
               CITIBANK INSURED
               (COLLEGE AND UNIVERSITY REVENUE LOC)@+/-                                  1.60        08/01/2031             675,000
    3,100,000  EAST BAY CA MUD WATER SYSTEMS REVENUE
               PREREFUNDED (UTILITIES REVENUE LOC)@+/-                                   1.66        06/01/2025           3,100,000
    2,500,000  FREMONT CA TRAN                                                           2.00        10/29/2004           2,501,835
    1,400,000  HAYWARD CA MFHR TENNYSON GARDENS
               APARTMENTS PROJECT SERIES A US BANK NA LOC
               (HOUSING REVENUE LOC)@+/-                                                 1.75        08/01/2032           1,400,000
   12,600,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER
               SYSTEMS PROJECTS SERIES A
               (PROPERTY TAX REVENUE LOC)@+/-                                            1.72        06/01/2033          12,600,000
    1,200,000  IRVINE CA IMPT BD ACT 1915 DISTRICT 85-7-I
               (SPECIAL TAX REVENUE LOC)@+/-                                             1.68        09/02/2011           1,200,000
    2,200,000  IRVINE UNIFIED SCHOOL DISTRICT RB
               (COMMUNITY FACILITIES DISTRICT) NO 01-1
               (TAX REVENUE LOC)@+/-                                                     1.73        09/01/2038           2,200,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH
               STREET APARTMENTS PROJECT SERIES C
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)@+/-                          1.68%       12/01/2026     $     2,000,000
    1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC
               INSURED (AIRPORT REVENUE LOC)@+/-                                         1.73        05/15/2020           1,580,000
    1,000,000  LONG BEACH CA TRAN (TAX REVENUE LOC)                                      1.50        10/04/2004           1,000,043
    3,630,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER
               AUTHORITY LEASE REVENUE SUB SERIES C-2
               (LEASE REVENUE LOC)@+/-                                                   1.68        08/15/2021           3,630,000
    2,265,000  LOS ANGELES CA DEPARTMENT WATER & POWER
               ELECTRIC REVENUE SERIES 143 MBIA INSURED
               (ELECTRIC PLANT REVENUE LOC)@+/-                                          1.17        02/15/2024           2,265,000
    5,500,000  LOS ANGELES CA GO SERIES 1999A MERRILL LYNCH
               CAPITAL SERVICES LOC
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)@+/-                        1.70        03/01/2012           5,500,000
      700,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE
               SERIES A (AIRPORT REVENUE LOC)                                            5.50        08/01/2005             722,112
    2,025,000  LOS ANGELES CA MFHR LOANS TO LENDERS PROJECT
               SERIES B FHLB LOC
               (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.75        12/01/2026           2,025,000
    7,000,000  LOS ANGELES CA TRAN (TAX REVENUE LOC)                                     3.50        06/30/2005           7,104,064
    1,000,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE
               SERIES B FGIC INSURED
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)@+/-                            1.15        12/01/2031           1,000,000
    4,400,000  LOS ANGELES CA WATER & POWER REVENUE
               SERIES 184 FSA INSURED (WATER REVENUE LOC)@+/-                            1.72        07/01/2022           4,400,000
    1,467,000  LOS ANGELES CA WATER & POWER REVENUE
               SERIES 873 (ELECTRIC REVENUE LOC)@+/-                                     1.69        07/01/2011           1,467,000
    1,200,000  LOS ANGELES CA WATER & POWER REVENUE
               SUBSERIES B-1 DEXIA INSURED (WATER REVENUE LOC)@+/-                       1.68        07/01/2035           1,200,000
    3,000,000  LOS ANGELES COUNTY CA METROPOLITAN
               TRANSPORTATION AUTHORITY REVENUE FSA INSURED
               (TRANSPORTATION REVENUE LOC)@+/-                                          1.72        07/01/2016           3,000,000
    2,000,000  LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P
               FLOAT PT 639 (HOUSING REVENUE LOC)@+/-                                    1.77        10/01/2031           2,000,000
      600,000  LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING
               PROGRAM SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.50        06/30/2005             608,312
    7,500,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY
               REVENUE BONDS (HOUSING REVENUE LOC)@+/-                                   1.70        09/01/2030           7,500,000
   11,300,000  LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
               AUTHORITY TAX REVENUE REFUNDING SERIES A@+/-                              1.70        07/01/2020          11,300,000
      900,000  METROPOLITAN WATER DISTRICT SOUTHERN CA
               WATERWORKS REVENUE SERIES A2 JP MORGAN CHASE
               BANK INSURED (WATER REVENUE LOC)@+/-                                      1.67        07/01/2023             900,000
    6,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA
               WATERWORKS REVENUE SERIES C1 DEXIA LOC
               (WATER REVENUE LOC)@+/-                                                   1.69        07/01/2030           6,200,000
    4,400,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY
               REVENUESERIES SG 66 MBIA INSURED
               (ELECTRIC REVENUE LOC)@+/-                                                1.70        10/01/2015           4,400,000
    6,600,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE
               SAN JUAN PROJECT SERIES F MBIA INSURED
               (POWER REVENUE LOC)@+/-                                                   1.71        07/01/2022           6,600,000
    3,500,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL
               HOSPITAL SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76        10/01/2026           3,500,000
    7,900,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL
               HOSPITAL SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.76        10/01/2026           7,900,000
    3,400,000  OAKLAND CA JT POWERS FINANCING AUTHORITY
               FRUITVALE TRANSIT SERIES B (POWER REVENUE LOC)@+/-                        1.69        07/01/2033           3,400,000
   17,613,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY
               LEASE REVENUE SERIES C-1 (LEASE REVENUE LOC)@+/-                          1.70        02/01/2025          17,613,000
    1,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                    1.68        11/15/2028           1,100,000

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$   4,700,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               BLUFFS APARTMENT PROJECT SERIES C FHLMC LOC
               (HOUSING REVENUE LOC)@+/-                                                 1.68%       12/01/2029     $     4,700,000
    1,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               HIDDEN HILLS PROJECT SERIES C
               (HOUSING REVENUE LOC)@+/-                                                 1.65        11/01/2009           1,000,000
    5,500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               ISSUE G SERIES 2 FNMA LOC
               (HOUSING REVENUE LOC)@+/-                                                 1.68        11/15/2028           5,500,000
   14,600,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               POINTE NIGUEL PROJECT SERIES C
               (HOUSING REVENUE LOC)@+/-                                                 1.70        11/01/2022          14,600,000
    4,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               SERIES B ALISO CREEK PROJECT FHLMC LOC
               (HOUSING REVENUE LOC)@+/-                                                 1.67        11/01/2022           4,400,000
    1,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE
               SERIES G-3 (HOUSING REVENUE LOC)@+/-                                      1.68        11/15/2028           1,100,000
    4,215,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC
               INSURED (LEASE REVENUE LOC)@+/-                                           1.70        08/01/2013           4,215,000
      950,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY
               TEETER PLAN REVENUE SERIES 1995D AMBAC INSURED
               (PROPERTY TAX REVENUE LOC)@+/-                                            1.69        11/01/2014             950,000
    4,600,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY
               TEETER PLAN REVENUE SERIES E AMBAC INSURED
               (PROPERTY TAX REVENUE LOC)@+/-                                            1.69        11/01/2014           4,600,000
    5,780,000  PLEASANT VALLEY CA SCHOOL DISTRICT
               (PROPERTY TAX REVENUE LOC)@+/-                                            1.70        08/01/2020           5,780,000
   10,000,000  RANCHO CALIFORNIA WATER DISTRICT SERIES-B
               (FGIC) (WATER REVENUE LOC)@+/-                                            1.69        08/01/2031          10,000,000
    1,600,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE
               AGENCY LEASE REVENUE SERIES A SOCIETE
               GENERALE LOC (HOUSING REVENUE LOC)@+/-                                    1.70        07/01/2006           1,600,000
    2,000,000  SACRAMENTO CA CITY UNION SCHOOL DISTRICT
               TAX & REVENUE ANTIC NOTES 2003-04
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                               2.00        11/12/2004           2,002,156
    2,500,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC
               REVENUE (POWER REVENUE LOC)@+/-                                           1.72        08/15/2017           2,500,000
    1,765,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC
               REVENUE (UTILITIES REVENUE LOC)@+/-                                       1.72        05/15/2020           1,765,000
   10,400,000  SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS
               FSA INSURED (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)@+/-                                                 1.68        03/01/2031          10,400,000
    3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK
               APARTMENT SERIES 1 COLLATERALIZED BY FNMA
               (HOUSING REVENUE LOC)@+/-                                                 1.73        05/15/2034           3,000,000
    5,500,000  SACRAMENTO COUNTY CA TRAN SERIES A
               (TAX REVENUE LOC)                                                         3.00        07/11/2005           5,556,615
    2,100,000  SAN DIEGO CA MFHR COLLATERALIZED BY FNMA
               (HOUSING REVENUE LOC)@+/-                                                 1.68        08/01/2014           2,100,000
    2,075,000  SAN DIEGO CA SCHOOL DISTRICT TRAN
               (OTHER REVENUE LOC)                                                       3.00        07/25/2005           2,098,415
    1,275,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804
               (EDUCATIONAL FACILITIES REVENUE LOC)@+/-                                  1.70        07/01/2022           1,275,000
    1,245,000  SAN DIEGO CA UNIVERSITY SCHOOL DISTRICT
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)@+/-                           1.72        07/01/2024           1,245,000
    1,300,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN
               (EDUCATIONAL FACILITIES REVENUE LOC)                                      3.25        07/25/2005           1,317,280
    7,200,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION
               LEASE REVENUE MOSCONE CENTER EXPANSION PROJECT
               SERIES 1 AMBAC INSURED (LEASE REVENUE LOC)@+/-                            1.67        04/01/2030           7,200,000
    3,205,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT
               AGENCY MFHR NAMIKI APARTMENTS PROJECT
               SERIES C CITIBANK NA LOC
               (MULTI-FAMILY HOUSING REVENUE LOC)@+/-                                    1.73        11/01/2036           3,205,000
    1,000,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX
               ALLOCATION CTFS SERIES 149 MBIA INSURED
               (TAX INCREMENTAL REVENUE LOC)@+/-                                         1.73        08/01/2027           1,000,000
    5,790,000  SAN MATEO COUNTY CA TRAN DISTRICT SALES TAX
               REVENUE FLOATER PT 1914 FSA INSURED
               (SALES TAX REVENUE LOC)@+/-                                               1.70        12/01/2007           5,790,000
    7,500,000  SONOMA COUNTY CA TRAN (TAX REVENUE LOC)                                   3.00        10/13/2005           7,597,350
    2,100,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE
               SERIES B (SEWER REVENUE LOC)@+/-                                          1.68        11/01/2035           2,100,000
    5,400,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION
               PROJECT REVENUE LLOYDS BANK LOC
               (UTILITIES REVENUE LOC)@+/-                                               1.67        07/01/2019           5,400,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
      200,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.70%       12/01/2032     $       200,000
    1,700,000  TULARE CA LOCAL HEALTH CARE DISTRICT
               HEALTH FACILITY REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)@+/-                                   1.70        12/01/2032           1,700,000
    3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A
               (HOUSING REVENUE LOC)@+/-                                                 1.68        07/15/2029           3,200,000
    1,695,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE
               SERIES 479 MBIA INSURED (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE LOC)@+/-                                     1.69        09/01/2022           1,695,000
   14,600,000  VERNON CA ELECTRIC SYSTEMS MALBURG PROJECT
               SERIES B (ELECTRIC REVENUE LOC)@+/-                                       1.68        04/01/2033          14,600,000
    2,500,000  VERNON CA ELECTRIC SYSTEMS REVENUE MALBURG
               PROJECT (ELECTRIC REVENUE LOC)@+/-                                        1.68        04/01/2023           2,500,000

                                                                                                                        461,115,088
                                                                                                                    ---------------

OTHER - 1.55%
    5,000,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS
               CERTIFICATES AMBAC INSURED (OTHER REVENUE LOC)@+/-                        1.71        07/05/2006           5,000,000
    2,680,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS
               CERTIFICATES FGIC INSURED (OTHER REVENUE LOC)@+/-++                       1.75        05/07/2008           2,680,000

                                                                                                                          7,680,000
                                                                                                                    ---------------

PUERTO RICO - 1.43%
    2,500,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A
               (PUERTO RICO COMMONWEALTH INFRASTRUCTURE
               FINANCING AUTHORITY SERIES A) (OTHER REVENUE LOC)@+/-                     1.72        10/01/2034           2,500,000
    4,575,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A
               (PUERTO RICO COMMONWEALTH HIGHWAY &
               TRANSPORTATION REVENUE SERIES D) FSA INSURED
               (TOLL ROAD REVENUE LOC)@+/-                                               1.72        07/01/2027           4,575,000

                                                                                                                          7,075,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $475,870,088)                                                                       475,870,088
                                                                                                                    ---------------

COMMERCIAL PAPER - 5.56%
    3,200,000  PORT OF OAKLAND CALIFORNIA                                                1.16        10/05/2004           3,200,000
    3,000,000  PORT OF OAKLAND CALIFORNIA                                                1.38        10/12/2004           3,000,000
    5,213,000  PORT OF OAKLAND CALIFORNIA                                                1.43        11/12/2004           5,213,000
    3,000,000  UNIVERSITY OF CALIFORNIA                                                  1.30        10/08/2004           3,000,000
    2,500,000  UNIVERSITY OF CALIFORNIA                                                  1.15        10/18/2004           2,500,000
    1,700,000  UNIVERSITY OF CALIFORNIA                                                  1.15        10/19/2004           1,700,000
    2,000,000  UNIVERSITY OF CALIFORNIA                                                  1.22        10/20/2004           2,000,000
    4,000,000  UNIVERSITY OF CALIFORNIA                                                  1.22        10/21/2004           4,000,000
    3,000,000  UNIVERSITY OF CALIFORNIA                                                  1.35        11/09/2004           3,000,000

TOTAL COMMERCIAL PAPER (COST $27,613,000)                                                                                27,613,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $503,483,088)*                               101.42%                                                          $   503,483,088
OTHER ASSETS AND LIABILITIES, NET                   (1.42)                                                               (7,046,781)
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $   496,436,307
                                                   ======                                                           ===============

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 3.36%
$  49,916,500  FNMA^                                                                     2.00%       01/03/2005     $    49,655,825

TOTAL AGENCY NOTES - DISCOUNT (COST $49,655,825)                                                                         49,655,825
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 1.02%
   15,000,000  FHLMC+/-                                                                  1.59        02/04/2005          14,997,423

TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,997,423)                                                                 14,997,423
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 4.60%
   15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                  2.25        09/19/2005          14,997,125
   25,000,000  BNP PARIBAS NEW YORK                                                      1.50        11/19/2004          25,001,819
   10,000,000  CDC IXIS                                                                  1.40        11/04/2004          10,000,000
    8,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                       1.46        04/06/2005           7,999,918
   10,000,000  SWEDBANK NEW YORK                                                         1.41        11/03/2004           9,999,910

TOTAL CERTIFICATES OF DEPOSIT (COST $67,998,772)                                                                         67,998,772
                                                                                                                    ---------------

COMMERCIAL PAPER - 42.44%
   15,000,000  ABBEY NATIONAL NORTH AMERICA LLC^                                         1.80        10/07/2004          14,995,500
   40,000,000  ALPINE SECURITIZATION CORPORATION^                                        1.50        10/04/2004          39,995,000
   40,000,000  AMSTEL FUNDING CORPORATION^                                               1.81        12/30/2004          39,819,000
   40,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     1.71        12/17/2004          39,853,700
   30,000,000  AQUINAS FUNDING LLC^                                                      1.72        12/15/2004          29,892,500
   45,000,000  CHARTA LLC^                                                               1.51        10/13/2004          44,977,350
   38,839,000  CROWN POINT CAPITAL COMPANY^                                              2.11        03/08/2005          38,480,182
    5,000,000  DORADA FINANCE INCORPORATED^                                              1.51        10/12/2004           4,997,693
    9,600,000  DORADA FINANCE INCORPORATED^                                              1.54        10/12/2004           9,595,483
   15,000,000  GOVCO INCORPORATED^                                                       1.66        10/27/2004          14,982,017
   21,000,000  IRISH LIFE & PERMANENT PLC^                                               1.75        12/21/2004          20,917,312
   30,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                     2.09        03/02/2005          29,735,900
   20,000,000  LIQUID FUNDING LIMITED+++/-                                               1.83        09/22/2005          20,000,000
   40,000,000  NATIONWIDE BUILDING SOCIETY^                                              1.71        11/29/2004          39,887,900
   10,000,000  NEPTUNE FUNDING CORPORATION^                                              1.54        10/07/2004           9,997,433
    5,000,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                1.77        01/06/2005           4,976,154
   43,336,000  NIEUW AMSTERDAM RECEIVABLES^                                              1.55        10/01/2004          43,336,000
   45,000,000  REGENCY MARKETS NUMBER 1 LLC^                                             1.80        12/07/2004          44,849,250
   40,000,000  SEDNA FINANCE INCORPORATED^                                               1.93        01/18/2005          39,766,256
   30,000,000  SPINTAB AB^                                                               1.72        11/09/2004          29,944,100
   20,000,000  STADSHYPOTEK DELAWARE^                                                    1.51        10/07/2004          19,994,967
   46,659,000  WHITE PINE FINANCE LLC^                                                   1.15        10/04/2004          46,654,528

TOTAL COMMERCIAL PAPER (COST $627,648,225)                                                                              627,648,225
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 1.71%
   10,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2003-M+++/-                           1.88        12/15/2004          10,000,000
   15,000,000  WAL-MART STORES                                                           5.01        06/01/2005          15,290,701

TOTAL CORPORATE BONDS & NOTES (COST $25,290,701)                                                                         25,290,701
                                                                                                                    ---------------

EXTENDABLE BONDS - 8.45%
   25,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   1.84        10/07/2005          25,000,601
   30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              1.79        10/07/2005          30,000,000
   20,000,000  NORTHERN ROCK PLC+/-++                                                    1.89        07/08/2005          20,000,000
   50,000,000  RESTRUCTURED ASSET SECURITIES ENHANCED
               RETURNS SERIES 2002-7-MM+++/-                                             2.03        10/12/2005          50,000,000

TOTAL EXTENDABLE BONDS (COST $125,000,601)                                                                              125,000,601
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MEDIUM TERM NOTES - 6.51%
$  10,000,000  BANK OF AMERICA SECURITIES+/-@                                            1.96%       09/09/2034     $    10,000,000
   25,000,000  CC (USA) INCORPORATED++                                                   1.50        11/17/2004          25,000,000
    2,000,000  K2 (USA) LLC++                                                            1.43        03/15/2005           2,000,000
   25,000,000  M&I MARSHALL & ILSLEY BANK                                                5.25        12/15/2004          25,190,575
   24,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                                    1.69        09/09/2005          23,992,056
   10,000,000  PREMIUM ASSET TRUST SERIES 04-08+++/-                                     1.77        10/14/2005          10,000,000

TOTAL MEDIUM TERM NOTES (COST $96,182,631)                                                                               96,182,631
                                                                                                                    ---------------

PROMISSORY NOTE - 3.04%
   25,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                  1.88        06/06/2005          25,000,000
   20,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                       1.71        07/26/2005          20,000,000

TOTAL PROMISSORY NOTE (COST $45,000,000)                                                                                 45,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 22.52%
   43,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $43,002,250)                                              1.91        10/01/2004          43,000,000
   42,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $42,008,331)                                              1.81        10/04/2004          42,000,000
   25,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES(MATURITY VALUE $25,001,315)                         1.92        10/01/2004          25,000,000
   15,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES(MATURITY VALUE $15,000,814)                         1.98        10/01/2004          15,000,000
   13,131,000  LEHMAN BROTHERS INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $13,131,702)                                              1.95        10/01/2004          13,131,000
   20,000,000  MERRILL LYNCH & COMPANY INCORPORATED - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $20,001,052)                                              1.92        10/01/2004          20,000,000
  175,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $175,009,110)                       1.90        10/01/2004         175,000,000

TOTAL REPURCHASE AGREEMENTS (COST $333,131,000)                                                                         333,131,000
                                                                                                                    ---------------

TIME DEPOSITS - 9.67%
   31,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS                                        1.77        10/06/2004          31,000,000
   25,000,000  DANSKE BANK AS CAYMAN                                                     1.79        10/07/2004          25,000,000
   27,000,000  DEUTSCHE BANK CAYMAN                                                      1.78        10/05/2004          27,000,000
   40,000,000  DEXIA BANK GRAND CAYMAN                                                   1.76        10/01/2004          40,000,000
   11,000,000  FORTIS BANK GRAND CAYMAN                                                  1.78        10/05/2004          11,000,000
    9,000,000  LLOYDS TSB BANK PLC LONDON                                                1.79        10/05/2004           9,000,000

TOTAL TIME DEPOSITS (COST $143,000,000)                                                                                 143,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,527,905,178)*                             103.32%                                                          $ 1,527,905,178
OTHER ASSETS AND LIABILITIES, NET                   (3.32)                                                              (49,091,900)
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $ 1,478,813,278
                                                   ======                                                           ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER - 6.67%
$   1,700,000  CUYAHOGA COUNTY OH                                                        1.33%       01/27/2005     $     1,700,000
    1,000,000  HARRIS COUNTY HOSPITAL                                                    1.60        02/08/2005           1,000,000
    1,200,000  HOUSTON TX SERIES B                                                       1.15        10/21/2004           1,200,000
    1,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 1.35        10/26/2004           1,665,000
      600,000  ILLINOIS HEALTH FACILITIES AUTHORITY                                      1.15        10/04/2004             600,000
    2,000,000  LAS VEGAS VALLEY WATER                                                    1.16        10/07/2004           2,000,000
    2,100,000  LINCOLN NEBRASKA ELECTRIC                                                 1.14        10/05/2004           2,100,000
    1,000,000  MARYLAND HEALTH & HIGHER EDUCATION                                        1.20        10/19/2004           1,000,000
    1,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL
               FACILITIES AUTHORITY                                                      1.40        10/19/2004           1,000,000
    2,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL
               FACILITIES AUTHORITY                                                      1.38        11/17/2004           2,000,000
    3,000,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.43        11/12/2004           3,000,000
      500,000  PHOENIX CIVIC IMPROVEMENT CORPORATION                                     1.38        11/17/2004             500,000
      500,000  ROCHESTER MN HEALTH CARE                                                  1.15        10/13/2004             500,000
    1,000,000  ROCHESTER MN HEALTH CARE                                                  1.37        11/08/2004           1,000,000
      500,000  ROCHESTER MN HEALTHCARE                                                   1.35        11/16/2004             500,000
    1,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY REVENUE                                                         1.40        10/13/2004           1,500,000

TOTAL COMMERCIAL PAPER (COST $21,265,000)                                                                                21,265,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 93.94%

ALASKA - 3.59%
      840,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE
               PROVIDENCE MEDICAL OFFICE BUILDING ASSOCIATES
               PROJECT KBC BANK NV LOC
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.30        06/01/2010             840,000
   10,600,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES
               INCORPORATED PROJECT SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.74        07/01/2037          10,600,000

                                                                                                                         11,440,000
                                                                                                                    ---------------

ARIZONA - 0.03%
       85,000  MARICOPA COUNTY AZ IDA SFMR
               (HOUSING REVENUE LOC)+/-@                                                 1.78        09/01/2005              85,000
                                                                                                                    ---------------

CALIFORNIA - 6.42%
   13,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE &
               POWER SUPPLY REVENUE SERIES B-1 BANK OF
               NEW YORK LOC (POWER REVENUE LOC)+/-@                                      1.71        05/01/2022          13,000,000
      500,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE
               SERIES C-4 (SALES TAX REVENUE LOC)+/-@                                    1.71        07/01/2023             500,000
    6,970,000  ORANGE COUNTY CA SANITATION DISTRICTS C0P
               SERIES B (LEASE REVENUE LOC)+/-@                                          1.73        08/01/2030           6,970,000

                                                                                                                         20,470,000
                                                                                                                    ---------------

COLORADO - 6.26%
    8,345,000  ARAPOHOE COUNTY COLORADO WATER AND
               WASTEWATER AUTHORITY REVENUE+/-@                                          1.72        12/01/2033           8,345,000
    1,900,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA
               INSURED (WATER REVENUE LOC)+/-@                                           1.45        11/01/2020           1,900,000
    8,700,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO
               REVENUE UNIVERSITY PHYSICIANS INCORPORATED
               ALLIED IRISH BANK PLC LOC (EDUCATIONAL
               FACILITIES REVENUE LOC)+/-@                                               1.74        01/01/2025           8,700,000
    1,000,000  WESTMINSTER COLORADO WATER AND WASTEWATER
               UTILITIES ENTERPRISE REVENUE@                                             6.25        12/01/2004           1,008,669

                                                                                                                         19,953,669
                                                                                                                    ---------------

CONNECTICUT - 3.14%
   10,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY REVENUE YALE UNIVERSITY SERIES T-1
               (STATE AGENCY HOUSING REVENUE LOC)+/-@                                    1.65        07/01/2029          10,000,000
                                                                                                                    ---------------

DELAWARE - 0.25%
      800,000  KENT COUNTY STUDENT HOUSING REVENUE+/-@                                   1.69        07/01/2036             800,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FLORIDA - 3.56%
$   1,975,000  ESCAMBIA COUNTY FL HOUSING FINANCE AUTHORITY
               SFMR CTFS SERIES C
               (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                                  1.81%       10/01/2032     $     1,975,000
    1,405,000  FLORIDA STATE CORRECTIONAL PRIVATIZATION
               COMMUNITY CTFS PARTNERSHIP SERIES II R
               (JAIL FACILITIES REVENUE LOC)+/-@                                         1.75        08/01/2025           1,405,000
    1,000,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH
               CARE FACILITIES REVENUE+/-@                                               1.23        09/01/2023           1,000,000
    2,765,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT
               REVENUE CENTRAL FLORIDA YMCA PROJECT
               SERIES A BANK OF AMERICA NA LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.75        05/01/2027           2,765,000
    4,200,000  SUNSHINE STATE GOVERNMENTAL FINANCING
               COMMISSION REVENUE (OTHER REVENUE LOC)+/-@                                1.70        07/01/2016           4,200,000

                                                                                                                         11,345,000
                                                                                                                    ---------------

GEORGIA - 1.44%
    4,600,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION
               SERIES K (GENERAL OBLIGATION - POLITICAL
               SUBDIVISION LOC)+/-@                                                      1.79        06/01/2028           4,600,000
                                                                                                                    ---------------

HAWAII - 1.00%
    3,200,000  HONOLULU HI CITY & COUNTY TAX REVENUE SERIES C
               FGIC INSURED (PROPERTY TAX REVENUE LOC)+/-@                               1.18        12/01/2008           3,200,000
                                                                                                                    ---------------

IDAHO - 0.59%
    1,880,000  IDAHO HOUSING & FINANCIAL ASSISTANCE HOUSING
               REVENUE BALMORAL APARTMENTS II |DEVELOPMENT
               PROJECT US BANK NA LOC (HOUSING REVENUE LOC)+/-@                          1.87        04/01/2033           1,880,000
                                                                                                                    ---------------

ILLINOIS - 5.13%
    2,300,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC
               INSURED (SALES TAX REVENUE LOC)+/-@                                       1.73        01/01/2027           2,300,000
    1,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A
               (ILLINOIS STATE) FGIC INSURED (OTHER REVENUE LOC)+/-@                     1.75        02/01/2027           1,000,000
    5,500,000  EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A
               (CHICAGO IL PARK DISTRICT SERIES D) FGIC INSURED
               (RECREATIONAL FACILITIES REVENUE LOC)+/-@                                 1.75        01/01/2029           5,500,000
    1,345,000  ELGIN IL INDUSTRIAL DEVELOPMENT REVENUE NELSON
               GRAPHIC INCORPORATED PROJECT LASALLE BANK NA LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.78        05/01/2020           1,345,000
    2,710,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE
               NEWBERRY LIBRARY NORTHERN TRUST COMPANY LOC
               (OTHER REVENUE LOC)+/-@                                                   1.70        03/01/2028           2,710,000
        5,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE
               ST XAVIER UNIVERSITY PROJECT SERIES A LASALLE BANK
               NA LOC (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                           1.72        10/01/2032               5,000
    2,200,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE
               MEMORIAL MEDICAL CENTER SERIES C KREDIETBANK
               NV LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@                            1.69        01/01/2016           2,200,000
    1,300,000  ILLINOIS STATE CTFS SERIES G
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-@                        1.77        05/01/2015           1,300,000

                                                                                                                         16,360,000
                                                                                                                    ---------------

INDIANA - 5.19%
    1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL
               ASSOCIATION SERIES A US BANK NA LOC
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.77        10/01/2032           1,245,000
      500,000  INDIANA HOSPITAL EQUIPMENT FINANCING
               AUTHORITY REVENUE SERIES A MBIA INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.67        12/01/2015             500,000
    1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE ST MARY PROJECT BANK ONE INDIANA NA LOC
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                  1.70        02/15/2026           1,700,000
    9,990,000  INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES
               REVENUE MERLOTS SERIES B17 MBIA INSURED
               (LEASE REVENUE LOC)+/-@                                                   1.74        07/01/2023           9,990,000
    3,100,000  WHITING IN ENVIRONMENTAL FACILITIES REVENUE BP
               PRODUCTS PROJECT SERIES C
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.79        07/01/2034           3,100,000

                                                                                                                         16,535,000
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
IOWA - 0.07%
$     210,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES
               REVENUE ST LUKE'S HEALTH SERIES A GENERAL
               ELECTRIC CAPITAL CORPORATION LOC
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.69%       03/01/2018     $       210,000
                                                                                                                    ---------------

KENTUCKY - 2.35%
    7,490,000  KENTUCKY STATE PROPERTY AND BUILDINGS
               COMMISSION REVENUE ROCS RR II R 4053+/-@                                  1.75        11/01/2020           7,490,000
                                                                                                                    ---------------

LOUISIANA - 1.42%
      610,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY
               FLOATS PT 229 COLLATERALIZED BY GNMA FNMA
               (HOUSING REVENUE LOC)+/-@                                                 1.78        06/01/2007             610,000
    1,300,000  LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT
               FACILITIES (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                       1.70        08/01/2007           1,300,000
    1,260,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT
               PORT FACILITIES REVENUE INTERNATIONAL MARINE
               TERM PROJECT SERIES B KREDITBANK NV LOC
               (HARBOR DEPARTMENT REVENUE LOC)+/-@                                       1.08        03/15/2006           1,260,000
    1,350,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT
               PORT FACILITIES REVENUE INTERNATIONAL MARINE
               TERMINAL PROJECT SERIES A KREDITBANK NV LOC
               (TRANSPORTATION REVENUE LOC)+/-@                                          1.08        03/15/2006           1,350,000

                                                                                                                          4,520,000
                                                                                                                    ---------------

MICHIGAN - 2.61%
    2,100,000  LIVONIA MI PUBLIC SCHOOL DISTRICT
               (PROPERTY TAX REVENUE LOC)+/-@                                            1.75        05/01/2023           2,100,000
    2,195,000  MICHIGAN HIGHER EDUCATION STUDENT LOAN
               AUTHORITY REVENUE PUTTERS SERIES 238
               (OTHER REVENUE LOC)+/-@                                                   1.76        06/01/2019           2,195,000
    2,500,000  MICHIGAN MUNICIPAL AUTHORITY REVENUE
               (STATE & LOCAL GOVERNMENTS LOC)                                           3.00        08/19/2005           2,531,470
    1,500,000  MICHIGAN STATE BUILDING AUTHORITY REVENUE SERIES I
               (TAX REVENUE LOC)                                                         5.00        10/15/2004           1,502,220

                                                                                                                          8,328,690
                                                                                                                    ---------------

MINNESOTA - 4.34%
       50,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A
               COLLATERALIZED BY FNMA
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.69        07/15/2030              50,000
      525,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT
               AUTHORITY MFHR PT 484 COLLATERALIZED BY FHLMC
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.74        12/01/2022             525,000
      400,000  EAGAN MN MFHR FLOATS PT 1221
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.74        12/01/2029             400,000
    6,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270
               TAX ANTICIPATION CTFS (PROPERTY TAX REVENUE LOC)                          1.50        03/18/2005           6,514,809
    2,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION
               BORROWING PROGRAM CERTIFICATES SERIES A
               (OTHER REVENUE LOC)                                                       3.00        09/02/2005           2,533,223
    1,135,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES
               AUTHORITY REVENUE ST THOMAS UNIVERSITY SERIES 5L
               (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                                  1.73        04/01/2027           1,135,000
      620,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING
               REVENUE SERIES O DEXIA CREDIT LOCAL DE FRANCE LOC
               (TRANSPORTATION REVENUE LOC)+/-@                                          1.77        03/01/2012             620,000
    2,050,000  ST PAUL MN PORT AUTHORITY DISTRICT COOLING
               REVENUE SERIES R DEXIA CREDIT LOCAL DE
               FRANCE LOC (TRANSPORTATION REVENUE LOC)+/-@                               1.87        03/01/2022           2,050,000

                                                                                                                         13,828,032
                                                                                                                    ---------------

MISSISSIPPI - 0.07%
      230,000  MISSISSIPPI HOME CORPORATION SFMR SERIES 146
               GNMA FNMA INSURED
               (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                                  1.78        11/01/2029             230,000
                                                                                                                    ---------------

MISSOURI - 1.95%
    6,200,000  MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL
               FACILITY REVENUE NELSON GALLERY SERIES B
               (OTHER REVENUE LOC)+/-@                                                   1.72        12/01/2031           6,200,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MONTANA - 1.07%
$   1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL
               FINANCE CONSTRUCTION-INTERCAP PROGRAM
               (OTHER REVENUE LOC)+/-@                                                   1.25%       03/01/2005     $     1,000,000
    1,200,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL
               FINANCE CONSTRUCTION-INTERCAP PROGRAM
               (OTHER REVENUE LOC)+/-@                                                   1.25        03/01/2009           1,200,000
    1,215,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL
               FINANCE CONSTRUCTION-INTERCAP PROGRAM
               (OTHER REVENUE LOC)+/-@                                                   1.25        03/01/2010           1,215,000

                                                                                                                          3,415,000
                                                                                                                    ---------------

NEVADA - 1.64%
    2,700,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE
               SERIES A (AIRPORT REVENUE LOC)+/-@                                        1.67        07/01/2012           2,700,000
    2,535,000  WASHOE COUNTY NV SCHOOL DISTRICT
               (PROPERTY TAX REVENUE LOC)+/-@                                            1.75        06/01/2020           2,535,000

                                                                                                                          5,235,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 2.82%
    9,000,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD
               PARTNERSHIP PROJECT (HOUSING REVENUE LOC)+/-@                             1.72        09/15/2026           9,000,000
                                                                                                                    ---------------

NEW JERSEY - 2.33%
    2,000,000  NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                            3.00        06/24/2005           2,021,600
    5,400,000  NJ STATE HFA FINANCING AUTHORITY REVENUE HOSPITAL
               CAPITAL ASSET FINANCING (HOSPITAL REVENUE LOC)+/-@                        1.70        07/01/2035           5,400,000

                                                                                                                          7,421,600
                                                                                                                    ---------------

NEW MEXICO - 3.21%
   10,225,000  NEW MEXICO STATE SERIES L38 REGION D+/-@                                  1.75        06/30/2005          10,225,000
                                                                                                                    ---------------

NEW YORK - 0.82%
    2,600,000  NEW YORK NY SUBSERIES C-4
               (PROPERTY TAX REVENUE LOC)+/-@                                            1.70        08/01/2020           2,600,000
                                                                                                                    ---------------

OHIO - 4.47%
    2,000,000  HAMILTON COUNTY OH HOSPITAL FACILITIES
               REVENUE ELIZABETH GAMBLE SERIES B JP MORGAN
               CHASE & COMPANY LOC
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.64        06/01/2027           2,000,000
   10,055,000  OHIO STATE SOLID WASTE REVENUE BP EXPLORATION &
               OIL PROJECT (SOLID WASTE REVENUE LOC)+/-@                                 1.78        08/01/2034          10,055,000
    2,200,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT
               REVENUE PAC MANUFACTURING PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.87        12/01/2025           2,200,000

                                                                                                                         14,255,000
                                                                                                                    ---------------

OREGON - 3.52%
    4,200,000  MULTNOMAH COUNTY OR HIGHER EDUCATION REVENUE
               CONCORDIA UNIVERSITY PORTLAND PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                                  1.77        12/01/2029           4,200,000
    7,000,000  OREGON STATE TAX ANTICIPATION NOTES                                       2.25        11/15/2004           7,010,063

                                                                                                                         11,210,063
                                                                                                                    ---------------

OTHER - 2.91%
    2,000,000  MUNIMAE TRUST COLLATERALIZED BY FHLMC
               (HOUSING REVENUE LOC)+/-@                                                 1.79        12/19/2005           2,000,000
        4,755  PITNEY BOWES CREDIT CORPORATION LEASETOPS TR
               REVENUE SERIES 2002-1 (LEASE REVENUE LOC)+/-@                             1.94        07/19/2006               4,755
      790,000  ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY
               CORPORATION SERIES 2000-14 CLASS A
               (OTHER REVENUE LOC)+/-@                                                   1.84        06/01/2005             790,000
    6,485,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)+/-@                                                        1.89        07/01/2041           6,485,000

                                                                                                                          9,279,755
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
PENNSYLVANIA - 4.40%
$   6,850,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY
               PROJECT (POLLUTION CONTROL REVENUE LOC)+/-@                               1.70%       06/01/2030     $     6,850,000
    1,500,000  PHILADELPHIA PA SCHOOL DISTRICT REVENUE SERIES S
               (PROPERTY TAX REVENUE LOC)                                                5.25        03/01/2005           1,526,076
    5,640,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE
               (WATER REVENUE LOC)+/-@                                                   1.68        06/15/2023           5,640,000

                                                                                                                         14,016,076
                                                                                                                    ---------------

RHODE ISLAND - 3.33%
    6,500,000  RHODE ISLAND HEALTH & EDUCATIONAL BUILDING
               CORPORATION EDUCATIONAL INSTITUTE
               REVENUE ST ANDREWS SCHOOL
               (PRIVATE SCHOOL REVENUE LOC)+/-@                                          1.76        12/01/2029           6,500,000
    3,995,000  RHODE ISLAND REFUNDING BOARD AUTHORITY
               STATE PUBLIC PROJECTS REVENUE
               (LEASE REVENUE LOC)+/-@                                                   1.73        08/01/2005           3,995,000
      100,000  RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING
               CORPORATION REVENUE HOSPITAL FINANCING CARE
               NEW ENGLAND SERIES A FLEET NATIONAL BANK LOC
               (HEALTHCARE FACILITIES REVENUE LOC)+/-@                                   1.76        09/01/2032             100,000

                                                                                                                         10,595,000
                                                                                                                    ---------------

SOUTH CAROLINA - 1.12%
    2,100,000  CHARLESTON, SOUTH CAROLINA WATERWORKS AND
               SEWER REVENUE BONDS SERIES 2003A+/-@                                      1.72        01/01/2033           2,100,000
    1,465,000  EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A
               (SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
               REVENUE SERIES A) MBIA INSURED
               (UTILITIES REVENUE LOC)+/-@                                               1.75        01/01/2022           1,465,000

                                                                                                                          3,565,000
                                                                                                                    ---------------

TENNESSEE - 1.28%
    2,000,000  EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A
               (CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD
               LEASE RENT REVENUE) AMBAC INSURED
               (LEASE REVENUE LOC)+/-@                                                   1.75        10/01/2027           2,000,000
      600,000  JACKSON TN ENERGY AUTHORITY WASTEWATER SYSTEM
               REVENUE FSA INSURED (SEWER REVENUE LOC)+/-@                               1.70        12/01/2022             600,000
      892,000  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD
               HOSPITAL REVENUE SERIES 322
               (HOSPITAL REVENUE LOC)+/-@                                                1.79        11/15/2014             892,000
      570,000  TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H
               (HOUSING REVENUE LOC)+/-@                                                 1.82        01/01/2021             570,000

                                                                                                                          4,062,000
                                                                                                                    ---------------

TEXAS - 4.81%
    2,450,000  ALIEF TX INDEPENDENT SCHOOL DISTRICT                                      5.00        02/15/2005           2,486,453
    4,100,000  EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A
               (ECTOR COUNTY TX INDEPENDENT SCHOOL DISTRICT)
               PSFG INSURED (PROPERTY TAX REVENUE LOC)+/-@                               1.75        08/15/2021           4,100,000
      760,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY
               SPECIAL REVENUE JR LIEN RODEO SERIES C MBIA
               INSURED (SPORTS FACILITIES REVENUE LOC)+/-@                               1.77        11/15/2030             760,000
      500,000  HOUSTON TEXAS GO (TAX REVENUE LOC)+/-@                                    1.25        03/01/2010             500,000
    1,000,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
               (WATER & SEWER REVENUE LOC)+/-@                                           1.57        05/15/2025           1,000,000
      500,000  NORTH CENTRAL TX HEALTH FACILITIES DEVELOPMENT
               CORPORATION REVENUE DALLAS JEWISH COMMUNITY
               FOUNDATION ALLIED IRISH BANK PLC LOC
               (PRIVATE SCHOOL REVENUE LOC)+/-@                                          1.73        12/01/2030             500,000
    1,435,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON
               MEMORIAL HOSPITAL JP MORGAN CHASE & COMPANY
               LOC (HOSPITAL REVENUE LOC)+/-@                                            1.70        11/01/2026           1,435,000
    4,500,000  TEXAS STATE TRANSPORTATION                                                3.00        08/31/2005           4,557,389

                                                                                                                         15,338,842
                                                                                                                    ---------------

VIRGINIA - 0.24%
      750,000  VIRGINIA COMMONWEALTH TRANSPORTATION BOARD
               FEDERAL HIGHWAY REIMBURSEMENT
               ANTIC NT REVENUE BOND                                                     5.50        10/01/2004             750,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
WASHINGTON - 4.32%
$   2,600,000  EVERETT WA BANK OF AMERICA NA LOC
               (PROPERTY TAX REVENUE LOC)+/-@                                            1.75%       12/01/2021     $     2,600,000
    1,385,000  KING COUNTY WA SCHOOL DISTRICT NO 216
               ENUMCLAW ROC RR II R 5026
               (PROPERTY TAX REVENUE LOC)+/-@                                            1.75        12/01/2015           1,385,000
    2,000,000  KING COUNTY WASHINGTON                                                    5.00        12/01/2004           2,012,723
    1,425,000  WASHINGTON STATE ECONOMIC DEVELOPMENT
               FINANCING AUTHORITY REVENUE PIONEER
               HUMAN SERVICES PROJECT H
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.72        09/01/2018           1,425,000
    3,550,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY
               MFHR SUMMER RIDGE APARTMENTS PROJECT
               SERIES A US BANK NA LOC
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                                    1.87        12/01/2029           3,550,000
    1,800,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY
               NONPROFIT REVENUE TACOMA ART MUSEUM PROJECT
               NORTHERN TRUST COMPANY LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                                  1.77        06/01/2032           1,800,000
    1,000,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE
               VALLEY PROCESSING PROJECT BANK OF AMERICA NA
               LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                              1.75        02/01/2015           1,000,000

                                                                                                                         13,772,723
                                                                                                                    ---------------

WISCONSIN - 2.24%
    2,500,000  KENOSHA WI SCHOOL DISTRICT NUMBER 001                                     3.00        09/26/2005           2,531,150
    4,600,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
               AUTHORITY HOME OWNERSHIP REVENUE SERIES I FSA
               INSURED (HOUSING REVENUE LOC)+/-@                                         1.75        09/01/2032           4,600,000

                                                                                                                          7,131,150
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $299,347,600)                                                                       299,347,600
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $320,612,600)*                               100.61%                                                          $   320,612,600
OTHER ASSETS AND LIABILITIES, NET                   (0.61)                                                               (1,932,963)
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $   318,679,637
                                                   ======                                                           ===============

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS

            STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      CALIFORNIA                              NATIONAL
                                                                  TAX-FREE MONEY              MONEY     TAX-FREE MONEY
                                                                    MARKET TRUST       MARKET TRUST       MARKET TRUST
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .............................   $   503,483,088    $ 1,194,774,178    $   320,612,600
  REPURCHASE AGREEMENTS ......................................                 0        333,131,000                  0
                                                                 ---------------    ---------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............       503,483,088      1,527,905,178        320,612,600
                                                                 ---------------    ---------------    ---------------
  CASH .......................................................           134,503             50,004            101,199
  RECEIVABLES FOR DIVIDENDS AND INTEREST .....................         1,129,820          2,719,184            920,046
                                                                 ---------------    ---------------    ---------------
TOTAL ASSETS .................................................       504,747,411      1,530,674,366        321,633,845
                                                                 ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ..........................         7,597,350         49,655,825          2,531,150
  DIVIDENDS PAYABLE ..........................................           493,018          1,709,481            315,056
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......            75,713            226,904             44,096
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................             2,111              2,025              1,773
  ACCRUED EXPENSES AND OTHER LIABILITIES .....................           142,912            266,853             62,133
                                                                 ---------------    ---------------    ---------------
TOTAL LIABILITIES ............................................         8,311,104         51,861,088          2,954,208
                                                                 ---------------    ---------------    ---------------
TOTAL NET ASSETS .............................................   $   496,436,307    $ 1,478,813,278    $   318,679,637
                                                                 ===============    ===============    ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ............................................   $   496,431,105    $ 1,478,839,226    $   318,642,344
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................           (22,319)                 3            (27,481)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......            27,521            (25,951)            64,774
                                                                 ---------------    ---------------    ---------------
TOTAL NET ASSETS .............................................   $   496,436,307    $ 1,478,813,278    $   318,679,637
                                                                 ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
  NET ASSETS .................................................   $   496,436,307    $ 1,478,813,278    $   318,679,637
  SHARES OUTSTANDING .........................................       496,418,431      1,478,917,549        318,635,782
  NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............   $          1.00    $          1.00    $          1.00
                                                                 ---------------    ---------------    ---------------
INVESTMENTS AT COST ..........................................   $   503,483,088    $ 1,527,905,178    $   320,612,600
                                                                 ===============    ===============    ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                      CALIFORNIA                              NATIONAL
                                                                  TAX-FREE MONEY              MONEY     TAX-FREE MONEY
                                                                    MARKET TRUST       MARKET TRUST       MARKET TRUST
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST...................................................   $     2,791,657    $    10,099,839    $     2,151,582
                                                                 ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME ......................................         2,791,657         10,099,839          2,151,582
                                                                 ---------------    ---------------    ---------------

EXPENSES
   ADMINISTRATION FEES........................................           422,586          1,320,207            331,123
   CUSTODY FEES...............................................            49,716            155,318             38,956
   ACCOUNTING FEES............................................            24,196             54,292             21,129
   AUDIT FEES.................................................             8,273              9,026              9,026
   LEGAL FEES.................................................               501                501              4,763
   REGISTRATION FEES..........................................               501                501                501
   SHAREHOLDER REPORTS........................................               501                501             10,027
   TRUSTEES' FEES.............................................             3,402              3,402              3,402
   OTHER FEES AND EXPENSES....................................             5,084              3,338              3,916
                                                                 ---------------    ---------------    ---------------
TOTAL EXPENSES................................................           514,760          1,547,086            422,843
                                                                 ---------------    ---------------    ---------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)...............           (17,531)                 0            (33,255)
   NET EXPENSES...............................................           497,229          1,547,086            389,588
                                                                 ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS)..................................         2,294,428          8,552,753          1,761,994
                                                                 ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND
    FOREIGN CURRENCY TRANSLATION..............................             5,200            (21,527)             1,440
                                                                 ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................             5,200            (21,527)             1,440
                                                                 ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS......             5,200            (21,527)             1,440
                                                                 ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.............................   $     2,299,628    $     8,531,226    $     1,763,434
                                                                 ===============    ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             CALIFORNIA TAX-FREE
                                                                             MONEY MARKET TRUST
                                                                  -----------------------------------------
                                                                  (UNAUDITED) FOR THE               FOR THE
                                                                     SIX MONTHS ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004        MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $       501,852,748    $      830,713,076

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................             2,294,428             5,199,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................                 5,200                22,320
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             2,299,628             5,221,918
                                                                  -------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................            (2,316,747)           (5,223,825)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................         1,074,565,206         1,838,011,372
   REINVESTMENT OF DISTRIBUTIONS ..............................                61,706               172,313
   COST OF SHARES REDEEMED ....................................        (1,080,026,234)       (2,167,042,106)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................            (5,399,322)         (328,858,421)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................            (5,416,441)         (328,860,328)
                                                                  -------------------    ------------------
ENDING NET ASSETS .............................................   $       496,436,307    $      501,852,748
                                                                  ===================    ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................         1,074,565,206         1,838,011,372
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............                61,706               172,313
   SHARES REDEEMED ............................................        (1,080,026,234)       (2,167,042,108)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................            (5,399,322)         (328,858,423)
                                                                  -------------------    ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $           (22,319)   $                0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET TRUST
                                                                  -----------------------------------------
                                                                  (UNAUDITED) FOR THE               FOR THE
                                                                     SIX MONTHS ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004        MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $     1,448,899,436    $    1,823,970,186

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................             8,552,753            16,674,800
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................               (21,527)               (4,424)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             8,531,226            16,670,376

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................            (8,552,752)          (16,812,619)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................         6,651,954,340        15,517,420,971
   REINVESTMENT OF DISTRIBUTIONS ..............................                    22                    56
   COST OF SHARES REDEEMED ....................................        (6,622,018,994)      (15,892,349,534)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................            29,935,368          (374,928,507)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................            29,913,842          (375,070,750)
                                                                  -------------------    ------------------
ENDING NET ASSETS .............................................   $     1,478,813,278    $    1,448,899,436
                                                                  ===================    ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................         6,651,954,341        15,517,420,971
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............                    22                    56
   SHARES REDEEMED ............................................        (6,622,018,994)      (15,892,349,534)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................            29,935,369          (374,928,507)
                                                                  -------------------    ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $                 3    $                2

                                                                              NATIONAL TAX-FREE
                                                                             MONEY MARKET TRUST
                                                                  -----------------------------------------
                                                                  (UNAUDITED) FOR THE               FOR THE
                                                                     SIX MONTHS ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004        MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $       563,984,655    $      507,048,487

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................             1,761,994             4,490,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................                 1,440                64,078
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,763,434             4,554,676

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................            (1,790,399)           (4,502,710)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................         1,246,201,754         2,835,760,285
   REINVESTMENT OF DISTRIBUTIONS ..............................                23,004                46,572
   COST OF SHARES REDEEMED ....................................        (1,491,502,811)       (2,778,922,655)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................          (245,278,053)           56,884,202
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................          (245,305,018)           56,936,168
                                                                  -------------------    ------------------
ENDING NET ASSETS .............................................   $       318,679,637    $      563,984,655
                                                                  ===================    ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................         1,246,201,753         2,835,760,284
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............                23,004                46,572
   SHARES REDEEMED ............................................        (1,491,502,811)       (2,778,922,655)
                                                                  -------------------    ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .................................          (245,278,054)           56,884,201
                                                                  -------------------    ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $           (27,481)   $              924

WELLS FARGO MONEY MARKET TRUSTS                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       BEGINNING                NET     DIVIDENDS       ENDING
                                                       NET ASSET         INVESTMENT      FROM NET    NET ASSET
                                                       VALUE PER             INCOME    INVESTMENT    VALUE PER
                                                           SHARE             (LOSS)        INCOME        SHARE
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)          $  1.00               0.00          0.00      $  1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............          $  1.00               0.02         (0.02)     $  1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............          $  1.00               0.03         (0.03)     $  1.00
APRIL 1, 1999 TO MARCH 31, 2000 ...............          $  1.00               0.03         (0.03)     $  1.00

MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............          $  1.00               0.02         (0.02)     $  1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............          $  1.00               0.03         (0.03)     $  1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............          $  1.00               0.06         (0.06)     $  1.00
APRIL 1, 1999 TO MARCH 31, 2000 ...............          $  1.00               0.05         (0.05)     $  1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............          $  1.00               0.01         (0.01)     $  1.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............          $  1.00               0.02         (0.02)     $  1.00
APRIL 1, 2000 TO MARCH 31, 2001 ...............          $  1.00               0.04         (0.04)     $  1.00
APRIL 1, 1999 TO MARCH 31, 2000 ...............          $  1.00               0.03         (0.03)     $  1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                             WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  ------------------------------------------------------------
                                                  NET INVESTMENT              GROSS      EXPENSES          NET
                                                          INCOME           EXPENSES        WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.92%              0.21%        (0.01)%       0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.81%              0.21%        (0.01)%       0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.16%              0.24%        (0.04)%       0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............             1.92%              0.25%        (0.05)%       0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.33%              0.23%        (0.03)%       0.20%
APRIL 1, 1999 TO MARCH 31, 2000 ...............             2.89%              0.67%        (0.47)%       0.20%

MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.55%              0.20%         0.00%        0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.98%              0.21%        (0.01)%       0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.56%              0.23%        (0.03)%       0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............             3.02%              0.22%        (0.02)%       0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............             6.20%              0.22%        (0.02)%       0.20%
APRIL 1, 1999 TO MARCH 31, 2000 ...............             5.35%              0.48%        (0.28)%       0.20%

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.90%              0.22%        (0.02)%       0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.86%              0.21%        (0.01)%       0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.28%              0.22%        (0.02)%       0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.08%              0.24%        (0.04)%       0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.89%              0.25%        (0.05)%       0.20%
APRIL 1, 1999 TO MARCH 31, 2000 ...............             3.27%              0.52%        (0.32)%       0.20%

                                                                      NET ASSETS AT
                                                           TOTAL      END OF PERIOD
                                                       RETURN(2)    (000'S OMITTED)
-----------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.47%     $     496,436
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.82%     $     501,853
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.18%     $     830,713
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.01%     $     852,775
APRIL 1, 2000 TO MARCH 31, 2001 ...............             3.41%     $     590,286
APRIL 1, 1999 TO MARCH 31, 2000 ...............             2.93%     $     540,704

MONEY MARKET TRUST
-----------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.56%     $   1,478,813
APRIL 1, 2003 TO MARCH 31, 2004 ...............             1.00%     $   1,448,899
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.58%     $   1,823,970
APRIL 1, 2001 TO MARCH 31, 2002 ...............             3.27%     $   1,776,435
APRIL 1, 2000 TO MARCH 31, 2001 ...............             6.44%     $   1,161,092
APRIL 1, 1999 TO MARCH 31, 2000 ...............             5.43%     $     713,278

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED)             0.47%     $     318,680
APRIL 1, 2003 TO MARCH 31, 2004 ...............             0.86%     $     563,985
APRIL 1, 2002 TO MARCH 31, 2003 ...............             1.30%     $     507,048
APRIL 1, 2001 TO MARCH 31, 2002 ...............             2.25%     $     627,773
APRIL 1, 2000 TO MARCH 31, 2001 ...............             4.01%     $     339,791
APRIL 1, 1999 TO MARCH 31, 2000 ...............             3.30%     $     269,943

WELLS FARGO MONEY MARKET TRUSTS        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. California Tax-Free Money Market Fund is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At March 31, 2004, the following Funds had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

                                                             Capital Loss
                                    Year Expires             Carryforward

      Money Market Trust                2012                    $2,491

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

      Fund                            Deferred Post-October Capital Loss

      Money Market Trust                            1,933

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                 Average               (% Of Average
                            Daily Net Assets         Daily Net Assets)*

      Fund Level            $0 - 4.99 billion               0.05

                            $5 - 9.99 billion               0.04

                               >$9.99 billion               0.03

      Class Level                                           0.12

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                        % Of Average Daily Net Assets

      All Funds                                      0.02

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO MONEY MARKET TRUSTS        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                               Net Operating Expense Limitations

      California Tax-Free Money Market Trust                 0.20%

      Money Market Trust                                     0.20%

      National Tax-Free Money Market Trust                   0.20%

OTHER INFORMATION (UNAUDITED)                    WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee                 Retired.                          None
73                        since 1992
-------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee                 Private Investor/Real Estate      None
60                        since 1987              Developer; Chairman of
                                                  White Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee                 Wake Forest University,           None
62                        since 1987              Calloway School of Business
                                                  and Accountancy, Associate
                                                  Professor of Finance.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee                 Chairman, CEO, and                None
62                        since 1998              Co-Founder of Crystal Geyser
                          (Lead Trustee           Water Company and President
                          since 2001)             of Crystal Geyser Roxane
                                                  Water Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee                 Retired. Prior thereto,           None
71                        |since 1987             President of Richard M. Leach
                                                  Associates (a financial
                                                  consulting firm).
-------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee                 Senior Counselor to the public    None
52                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee                 Principal in the law firm of      None
64                        since 1996              Willeke & Daniels.
-------------------------------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET TRUSTS                    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President,              Executive Vice President of       None
45                        since 2003              Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds Management,
                                                  LLC from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,              Senior Vice President of Wells    None
35                        since 2003              Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds Management,
                                                  LLC. Prior thereto, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC (2000 to 2001),
                                                  Director of Shareholder
                                                  Services at BISYS Fund
                                                  Services (1999 to 2000) and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
-------------------------------------------------------------------------------------------------------
C. David Messman          Secretary,              Vice President and Managing       None
44                        since 2000              Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of
                                                  Wells Fargo Funds Management,
                                                  LLC. Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                            WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2004 Wells Fargo Funds Management, LLC. All rights reserved. SAR 010 (11/04)


                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                                  Wells Fargo Overland Express Sweep Fund

                                                       Semi-Annual Report

                                  Wells Fargo Overland Express Sweep Fund


                                                       September 30, 2004

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    4
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    6

Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statement of Operations ................................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12

Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Other Information .........................................................   17
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   19
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

This page is intentionally left blank --

LETTER TO SHAREHOLDERS                   WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) semi-annual report for the six-month period ended September 30, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

RATES ON THE RISE
--------------------------------------------------------------------------------

      On June 30, 2004, the Federal Open Market Committee (the FOMC or the Fed) raised the federal funds target rate from 1% to 1.25%. By the end of September 2004, the federal funds rate was 0.50% higher, at 1.75%. Long-term yields trended lower, shrugging off these successive rate hikes.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Money market funds invest in short-term debt obligations, such as commercial paper, treasury bills, government agency securities and tax-free securities. The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year.

      Yield spreads between prime money-market instruments, federal agency securities and U.S. Treasury bills widened over the reporting period. While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising.

      For buyers of municipal variable-rate demand notes, massive supplies of new bond issuances, coupled with the rising fed funds rate, have helped keep spreads between weekly municipals and taxable issues at historically narrow levels.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to help achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                    MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ended September 30, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to the prior six-months. By September 30, 2004, the federal funds rate increased to 1.75%, while the 12-month London Interbank Offered Rate (LIBOR) increased to 2.43%, a spread of 0.68%. In contrast, on March 31, 2004, the federal funds rate was 1.00%, and the 12-month LIBOR was 1.35%, with a spread of only 0.35%.

      The Federal Open Market Committee (the FOMC or the Fed) stuck to its balanced approach to stimulating the economy by keeping the overnight federal funds rate constant at 1% during April and May 2004. However, increasing signs that the economic picture was improving triggered rate hikes of 0.25% starting in June 2004 and continuing over the following three months. The markets reacted to the rate hikes, with one-month rates increasing by 0.75% over the reporting period and one-year rates increasing by 1.07%.

      The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The amount of top-rated commercial paper outstanding fell by just over 2.1% during the second half of the year, from $1.20 trillion at the end of March 2004, to $1.18 trillion at the end of September 2004. This represents almost a 17% decline in issuance since the peak of $1.41 trillion in December 2000, and is reflected broadly over various sub-sectors, such as asset-backed commercial paper and directly placed commercial paper.

      Unlike the previous six months, the credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year, and for the first time since January 1998, Moody's reported no defaults on any of its rated securities. Additionally, many of the corporate accounting scandals and mutual fund trading investigations were resolved, leading to increased investor confidence and hopes that the worst of the corporate governance crisis was past. The only outstanding stresses to the credit market relate to some widely known, but fairly uneventful, issues with some of Government Sponsored Entities (GSEs); these are expected to be resolved shortly and, we believe, could leave the affected GSEs in a much stronger position.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between federal agency securities and prime money-market instruments widened in the first three months of the period and then narrowed after yielding as much as 0.20% less than the three-month LIBOR. The spread narrowed to less than 0.10% near the end of September 2004. Spreads between federal agency securities and U.S. Treasury bills also widened during this period to over 0.20% near the end of September 2004, after having traded at the same yield in June 2004.

      At the end of the quarter, the Office of Federal Housing Enterprise Oversight (OFHEO) issued its anticipated report on the Federal National Mortgage Association (Fannie Mae) about alleged irregularities in financial controls and accounting policies. Fannie Mae has agreed with OFHEO to boost its capital by 30% above the minimum within nine months. Estimates are that Fannie Mae will need to increase its capital by $4 to $5 billion during this period and is likely to use a combination of retaining its earnings and lowering its debt issuance. This will necessitate a contraction in its mortgage portfolio. We believe that these developments could prove to be positive for agency debt holders, as yield spreads narrow due to less supply and improved investor confidence. The senior debt ratings of Fannie Mae and other GSEs are stable at this time at triple-A ratings.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising. Some investors were buying short-maturity U.S. Treasury bills in the hopes of reinvesting at higher rates, while others were using the short maturity bills as a safe haven given election year terrorism fears. Recent strong buying by Central Banks combined with tactical short selling by the primary government securities dealers has increased demand for U.S. Treasuries, leading to higher prices. As of September 30, 2004, the six-month U.S. Treasury bill yielded 0.29% more than the three-month U.S. Treasury bill, whereas the yield differential at the end of March 2004 was just 0.05%.

      The extreme steepness of the yield curve in the U.S. Treasury bill market occurred just after the first tightening at the Fed's June meeting, when the pick-up from three- to six-month bills was 0.38%. Because the Fed reiterated it would tighten at a measured pace, that steepness backed off to just over 0.25% in September 2004.

MONEY MARKET OVERVIEW                    WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      In the past six months, news in the municipal markets was dominated by the financial problems of the State of California as it faced a severe cash shortage. The State was able to avoid a crisis by issuing $11 billion in Economic Recovery Bonds. Rating agencies, in turn, raised California's ratings from triple-B to single-A. These financial problems won't go away, as many of the one-time measures that have been used to fill the budget deficit will expire over the next two years.

      For buyers of municipal variable rate demand notes, massive supplies of new bond issuances coupled with the rising federal funds rate have helped keep spreads between weekly municipals and taxable issues at historically narrow levels. Variable rate demand notes averaged 85% of the one-month LIBOR throughout the period, compared to the long-term historical average of 65%.

      There continue to be reasons for concern about the general quality of municipal credit. One of the issues that faced municipalities the past six months was their unfunded pension obligations. During the stock market bubble, rising equity values enabled municipalities to skip pension fund contributions and increase benefit payouts. Since the bubble burst, pension funds are no longer overvalued and these skipped payments and increased payouts have come to haunt municipalities. For example, the State of Illinois is now faced with approximately $45 billion in unfunded pension obligations. In addition to Illinois, the city of San Diego's ratings have recently been removed for, among other things, failing to properly disclose pension obligations.

      Lastly, municipalities have increased their use of swaps. Some are used appropriately as a form of creating synthetic fixed-rate securities as a cheaper alternative to regular fixed-rate bonds. Our fear is that some smaller issuers may be enhancing their investment returns by speculating in their use of these derivatives. We continue to monitor these issues looming over municipalities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The interest rate rise was widely anticipated and the measured pace of the tightening of rates by the Fed caused no market disruption. Fund yields were largely responsive to these increases in the federal funds rate, and the Wells Fargo Money Market Funds (the Funds) experienced minimal changes in assets. We believe the Funds were positioned to take advantage of the additional yield available in longer-term investments, while enjoying sensitivity to rate changes offered by shorter-term investments.


      THE VIEWS EXPRESSED ARE AS OF SEPTEMBER 30, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Overland Express Sweep Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                                    INCEPTION DATE

      Dave Sylvester                             10/01/91
      Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                            6-MONTH*  1-YEAR   5-YEAR  10-YEAR
      Wells Fargo Overland Express Sweep Fund                 0.13     0.18     2.12     3.25

      Benchmark

        iMoneyNet First Tier Retail Money Fund Average(2)     0.27     0.46     2.67     4.52

      *     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

      7-Day Current Yield              0.66%

      7-Day Compound Yield             0.66%

      30-Day Simple Yield              0.58%

      30-Day Compound Yield            0.58%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    40 days

PORTFOLIO COMPOSITION(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposit                 (4%)
Commercial Paper                       (46%)
Floating Rate Notes                    (10%)
Repurchase Agreements                  (21%)
Time Deposits                           (9%)
FHLMC                                   (3%)
FHLB                                    (2%)
Short-Term Corporate Bonds              (5%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                              (25%)
2 - 14 Days                            (25%)
15 - 29 Days                           (10%)
30 - 59 Days                           (14%)
60 - 89 Days                           (16%)
90 - 179 Days                           (6%)
180 - 269 Days                          (3%)
270+ Days                               (1%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.66%.

      Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO Funds(R). Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

FUND EXPENSES                            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any), and exchange fees (if any), and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                             Beginning      Ending
                                              Account       Account      Expenses       Net Annual
                                               Value         Value      Paid During      Expense
                                             3/31/2004     9/30/2004    the Period*       Ratio
Wells Fargo Overland Express Sweep Fund
--------------------------------------------------------------------------------------------------
Actual                                       $1,000.00     $1,001.30     $    5.25        1.05%

Hypothetical (5% return before expenses)     $1,000.00     $1,019.75     $    5.30        1.05%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           INTEREST
PRINCIPAL        SECURITY NAME                                                               RATE     MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 3.63%
$  70,000,000    FHLB+/-                                                                     1.48%      10/05/2005   $   69,963,651
   90,000,000    FHLMC+/-                                                                    1.59       02/04/2005       89,984,536

TOTAL AGENCY NOTES - INTEREST BEARING (COST $159,948,187)                                                               159,948,187
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 4.40%
   60,000,000    BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                    2.25       09/19/2005       59,988,499
   27,000,000    CDC IXIS                                                                    1.40       11/04/2004       27,000,000
   57,000,000    FORTIS BANK NEW YORK                                                        1.44       11/16/2004       56,999,584
   20,000,000    NATEXIS BANQUES POPULAIRES NEW YORK                                         1.46       04/06/2005       19,999,795
   15,000,000    NORDEA BANK FINLAND                                                         1.34       10/08/2004       14,999,884
   15,000,000    SWEDBANK NEW YORK                                                           1.41       11/03/2004       14,999,865

TOTAL CERTIFICATES OF DEPOSIT (COST $193,987,627)                                                                       193,987,627
                                                                                                                     --------------

CORPORATE BONDS & NOTES - 1.94%
   45,000,000    ASSOCIATES CORPORATION OF NORTH AMERICA+/-                                  2.05       06/27/2005       45,000,000
   40,000,000    WAL-MART STORES                                                             5.01       06/01/2005       40,769,949

TOTAL CORPORATE BONDS & NOTES (COST $85,769,949)                                                                         85,769,949
                                                                                                                     --------------

COMMERCIAL PAPER - 45.44%
   30,000,000    ABBEY NATIONAL NORTH AMERICA LLC^                                           1.80       10/07/2004       29,991,000
   50,000,000    ABBEY NATIONAL NORTH AMERICA LLC^                                           1.69       11/29/2004       49,861,514
   78,000,000    ALPINE SECURITIZATION CORPORATION^                                          1.50       10/04/2004       77,990,250
   40,000,000    AMSTEL FUNDING CORPORATION^                                                 1.59       10/05/2004       39,992,933
   25,000,000    AMSTEL FUNDING CORPORATION^                                                 1.81       12/30/2004       24,886,875
   25,000,000    AQUINAS FUNDING LLC^                                                        1.66       11/16/2004       24,946,972
   59,505,000    ATOMIUM FUNDING CORPORATION^                                                1.81       12/01/2004       59,322,502
   35,000,000    BLUE SPICE LLC^                                                             1.54       10/12/2004       34,983,531
   53,000,000    CAFCO LLC^                                                                  1.67       11/23/2004       52,869,694
   20,000,000    CC USA INCORPORATED^                                                        1.66       11/12/2004       19,961,267
   17,000,000    CC USA INCORPORATED^                                                        1.67       11/24/2004       16,957,415
   35,000,000    CCX LLC^                                                                    1.51       10/12/2004       34,983,851
   46,211,000    CEDAR SPRINGS CAPITAL COMPANY^                                              1.75       12/02/2004       46,071,725
  100,000,000    CHARTA LLC^                                                                 1.66       10/25/2004       99,889,333
   15,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                        1.68       10/05/2005       14,999,876
   25,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                        1.72       10/06/2005       24,999,622
   23,792,000    CROWN POINT CAPITAL COMPANY^                                                1.66       11/04/2004       23,754,699
   43,878,000    CROWN POINT CAPITAL COMPANY^                                                1.85       01/20/2005       43,628,389
   50,000,000    CROWN POINT CAPITAL COMPANY^                                                2.09       03/08/2005       49,541,361
   10,000,000    DORADA FINANCE INCORPORATED^                                                1.51       10/12/2004        9,995,386
   40,000,000    EDISON ASSET SECURITIZATION LLC^                                            1.62       10/22/2004       39,962,200
   81,600,000    GALAXY FUNDING INCORPORATED^                                                1.55       10/06/2004       81,582,433
   28,100,000    GOVCO INCORPORATED^                                                         1.66       10/27/2004       28,066,311
   60,000,000    GOVCO INCORPORATED^                                                         1.82       12/13/2004       59,778,567
   64,000,000    GRAMPIAN FUNDING LLC^                                                       1.66       11/19/2004       63,855,396
   35,000,000    GRAMPIAN FUNDING LLC^                                                       1.71       12/22/2004       34,863,675
   20,000,000    IRISH LIFE & PERMANENT PLC^                                                 1.72       12/16/2004       19,927,378
   55,000,000    IRISH LIFE & PERMANENT PLC^                                                 1.75       12/21/2004       54,783,438
   20,000,000    K2 (USA) LLC^                                                               1.72       12/10/2004       19,933,111

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST
PRINCIPAL        SECURITY NAME                                                               RATE     MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$  35,412,000    LEGACY CAPITAL LLC^                                                         1.53%      10/14/2004   $   35,392,435
   29,388,000    LEXINGTON PARKER CAPITAL CORPORATION^                                       1.26       10/18/2004       29,370,514
   40,000,000    LEXINGTON PARKER CAPITAL CORPORATION^                                       1.93       03/01/2005       39,676,189
   65,000,000    LIQUID FUNDING LIMITED+++/-                                                 1.83       09/22/2005       65,000,000
   20,000,000    MORGAN STANLEY+/-                                                           1.86       03/10/2005       20,000,000
   40,000,000    MORTGAGE INTEREST NETWORKING TRUST^                                         1.73       11/30/2004       39,884,667
  130,000,000    NATIONWIDE BUILDING SOCIETY^                                                1.71       11/29/2004      129,635,675
   58,484,000    NEPTUNE FUNDING CORPORATION^                                                1.78       11/18/2004       58,345,198
   10,000,000    NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                  1.77       01/06/2005        9,952,308
   60,000,000    NIEUW AMSTERDAM RECEIVABLES^                                                1.55       10/01/2004       60,000,000
   40,000,000    NORTHERN ROCK PLC^                                                          1.73       11/26/2004       39,892,356
   35,000,000    REGENCY MARKETS NUMBER 1 LLC^                                               1.80       12/07/2004       34,882,750
   43,206,000    SCALDIS CAPITAL LLC^                                                        2.12       03/24/2005       42,763,283
   20,000,000    SPINTAB AB^                                                                 1.72       11/09/2004       19,962,733
   25,000,000    STADSHYPOTEK DELAWARE^                                                      1.51       10/07/2004       24,993,708
   21,500,000    TANGO FINANCE CORPORATION^                                                  1.64       10/29/2004       21,472,576
   25,900,000    TANGO FINANCE CORPORATION^                                                  1.65       10/29/2004       25,866,762
   34,500,000    TANGO FINANCE CORPORATION^                                                  1.66       11/08/2004       34,439,548
   42,000,000    TANGO FINANCE CORPORATION^                                                  1.66       11/22/2004       41,899,293
   24,382,000    THAMES ASSET GLOBAL SECURITIZATION^                                         1.75       12/03/2004       24,307,330
   23,906,000    WHITE PINE FINANCE LLC^                                                     1.28       10/27/2004       23,883,900

TOTAL COMMERCIAL PAPER (COST $2,004,001,929)                                                                          2,004,001,929
                                                                                                                     --------------

AGENCY NOTES - DISCOUNT - 0.90%
   30,000,000    FHLMC^                                                                      1.72       12/28/2004       29,873,867
   10,000,000    FNMA^                                                                       1.61       10/01/2004       10,000,000

TOTAL AGENCY NOTES - DISCOUNT (COST $39,873,867)                                                                         39,873,867
                                                                                                                     --------------

EXTENDABLE BONDS - 2.58%
   60,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     1.84       10/07/2005       60,001,442
   20,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                                1.79       10/07/2005       20,006,313
   34,000,000    NORTHERN ROCK PLC+++/-                                                      1.89       07/08/2005       34,000,000

TOTAL EXTENDABLE BONDS (COST $114,007,755)                                                                              114,007,755
                                                                                                                     --------------

MEDIUM TERM NOTES - 7.67%
   26,000,000    BANK OF AMERICA SECURITIES+/-@                                              1.96       09/09/2034       26,000,000
   48,500,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                      2.08       10/22/2004       48,513,139
   11,250,000    JOHN HANCOCK GLOBAL FUNDING II+++/-                                         1.70       12/04/2004       11,250,000
    7,000,000    K2 (USA) LLC++                                                              1.43       03/15/2005        7,000,000
   50,000,000    K2 (USA) LLC++                                                              1.71       05/03/2005       49,995,034
   40,000,000    LIBERTY LIGHTHOUSE US CAPITAL COMPANY++                                     1.50       11/12/2004       40,000,000
   60,000,000    M&I MARSHALL & ILSLEY BANK                                                  5.25       12/15/2004       60,457,312
   65,000,000    NATEXIS BANQUES POPULAIRES NEW YORK+/-                                      1.69       09/09/2005       64,978,487
   20,000,000    PREMIUM ASSET TRUST SERIES 04-08+++/-                                       1.77       10/14/2005       20,000,000
   10,000,000    STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++/-                             2.15       06/03/2005       10,013,921

TOTAL MEDIUM TERM NOTES (COST $338,207,893)                                                                             338,207,893
                                                                                                                     --------------

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           INTEREST
PRINCIPAL        SECURITY NAME                                                               RATE     MATURITY DATE       VALUE
PROMISSORY NOTE - 2.95%
$  80,000,000    CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                    1.88%      06/06/2005   $   80,000,000
   50,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         1.71       07/26/2005       50,000,000

TOTAL PROMISSORY NOTE (COST $130,000,000)                                                                               130,000,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 21.02%
  126,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $126,006,593)                                               1.91       10/01/2004      126,000,000
  126,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $126,024,993)                                               1.81       10/04/2004      126,000,000
  293,837,000    JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $293,852,296)                                               1.90       10/01/2004      293,837,000
   69,000,000    JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $69,003,630)                                                1.92       10/01/2004       69,000,000
   45,000,000    JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $45,002,441)                                                1.98       10/01/2004       45,000,000
   21,894,000    LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $21,895,170)                                     1.95       10/01/2004       21,894,000
   55,000,000    MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $55,002,893)                       1.92       10/01/2004       55,000,000
  190,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $190,009,890)                                               1.90       10/01/2004      190,000,000

TOTAL REPURCHASE AGREEMENTS (COST $926,731,000)                                                                         926,731,000
                                                                                                                     --------------

TIME DEPOSITS - 9.45%
   91,000,000    CAISSE DES DEPOTS ET CONSIGNATIONS                                          1.77       10/06/2004       91,000,000
   64,000,000    DANSKE BANK AS CAYMAN                                                       1.79       10/07/2004       64,000,000
   81,000,000    DEUTSCHE BANK CAYMAN                                                        1.78       10/05/2004       81,000,000
  120,000,000    DEXIA BANK GRAND CAYMAN                                                     1.76       10/01/2004      120,000,000
   34,000,000    FORTIS BANK GRAND CAYMAN                                                    1.78       10/05/2004       34,000,000
   27,000,000    LLOYDS TSB BANK PLC LONDON                                                  1.79       10/05/2004       27,000,000

TOTAL TIME DEPOSITS (COST $417,000,000)                                                                                 417,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,409,528,207)*                                    99.98%                                                     $4,409,528,207
OTHER ASSETS AND LIABILITIES, NET                          0.02                                                           1,017,705
                                                         ------                                                      --------------
TOTAL NET ASSETS                                         100.00%                                                     $4,410,545,912
                                                         ======                                                      ==============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................................    $ 3,482,797,207
   REPURCHASE AGREEMENTS .........................................        926,731,000
                                                                      ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ................      4,409,528,207
                                                                      ---------------
   CASH ..........................................................             50,345
   RECEIVABLES FOR DIVIDENDS AND INTEREST ........................          7,335,474
                                                                      ---------------
TOTAL ASSETS .....................................................      4,416,914,026
                                                                      ---------------

LIABILITIES
   DIVIDENDS PAYABLE .............................................          2,056,928
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .........          2,026,853
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .......................          1,777,523
   ACCRUED EXPENSES AND OTHER LIABILITIES ........................            506,810
                                                                      ---------------
TOTAL LIABILITIES ................................................          6,368,114
                                                                      ---------------
TOTAL NET ASSETS .................................................    $ 4,410,545,912
                                                                      ===============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................................    $ 4,410,615,265
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....................            (20,556)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .........            (48,797)
                                                                      ---------------
TOTAL NET ASSETS .................................................    $ 4,410,545,912
                                                                      ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------
   NET ASSETS ....................................................      4,410,545,912
   SHARES OUTSTANDING ............................................      4,410,640,198
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..................    $          1.00
                                                                      ---------------
INVESTMENTS AT COST ..............................................    $ 4,409,528,207
                                                                      ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

           STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30,2004
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST .......................................................     $ 28,087,727
                                                                        ------------
TOTAL INVESTMENT INCOME ...........................................       28,087,727
                                                                        ------------

EXPENSES
   ADVISORY FEES ..................................................        8,448,867
   ADMINISTRATION FEES ............................................        5,785,803
   CUSTODY FEES ...................................................          428,578
   SHAREHOLDER SERVICING FEES .....................................        6,075,746
   ACCOUNTING FEES ................................................          132,171
   DISTRIBUTION FEES (NOTE 3) .....................................        6,075,746
   AUDIT FEES .....................................................           10,027
   LEGAL FEES .....................................................              501
   REGISTRATION FEES ..............................................              501
   TRUSTEES' FEES .................................................            3,402
   OTHER FEES AND EXPENSES ........................................            7,921
                                                                        ------------
TOTAL EXPENSES ....................................................       26,969,263
                                                                        ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................       (4,408,994)
   NET EXPENSES ...................................................       22,560,269
                                                                        ------------
NET INVESTMENT INCOME (LOSS) ......................................        5,527,458
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES .....................................................          (61,419)
                                                                        ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................          (61,419)
                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          (61,419)
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...     $  5,466,039
                                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                         OVERLAND EXPRESS SWEEP FUND
                                                                                 ------------------------------------------
                                                                                 (UNAUDITED) FOR THE                FOR THE
                                                                                    SIX MONTHS ENDED             YEAR ENDED
                                                                                  SEPTEMBER 30, 2004         MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................      $  4,477,979,501       $  5,084,537,775
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................             5,527,458              4,776,542
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................               (61,419)                12,622
                                                                                    ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............             5,466,039              4,789,164
                                                                                    ----------------       ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .....................................................            (5,547,842)            (4,779,487)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .................................................         6,028,194,902         12,205,414,388
   REINVESTMENT OF DISTRIBUTIONS .............................................             1,097,506              1,801,752
   COST OF SHARES REDEEMED ...................................................        (6,096,644,194)       (12,813,784,091)
                                                                                    ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS ................................................................           (67,351,786)          (606,567,951)
                                                                                    ================       ================
NET INCREASE (DECREASE) IN NET ASSETS ........................................           (67,433,589)          (606,558,274)
                                                                                    ================       ================
ENDING NET ASSETS ............................................................      $  4,410,545,912       $  4,477,979,501
                                                                                    ================       ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...............................................................         6,028,194,903         12,205,414,388
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ............................             1,097,506              1,801,752
   SHARES REDEEMED ...........................................................        (6,096,644,174)       (12,813,784,092)
                                                                                    ----------------       ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
 TRANSACTIONS ................................................................           (67,351,765)          (606,567,952)
                                                                                    ================       ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................      $        (20,556)      $           (172)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             BEGINNING                           DIVIDENDS             ENDING
                                                             NET ASSET               NET          FROM NET          NET ASSET
                                                             VALUE PER        INVESTMENT        INVESTMENT          VALUE PER
                                                                 SHARE     INCOME (LOSS)            INCOME              SHARE
-----------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) ........         $1.00              0.00              0.00              $1.00
APRIL 1, 2003 TO MARCH 31, 2004 ........................         $1.00              0.00              0.00              $1.00
APRIL 1, 2002 TO MARCH 31, 2003 ........................         $1.00              0.01             (0.01)             $1.00
APRIL 1, 2001 TO MARCH 31, 2002 ........................         $1.00              0.02             (0.02)             $1.00
APRIL 1, 2000 TO MARCH 31, 2001 ........................         $1.00              0.05             (0.05)             $1.00
APRIL 1, 1999 TO MARCH 31, 2000 ........................         $1.00              0.04             (0.04)             $1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.

(2) TOTAL RETURN CALCULATION WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   ------------------------------------------------                 NET ASSETS AT
                                                   NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL     END OF PERIOD
                                                    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)   (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) ..           0.26%      1.26%     (0.21)%      1.05%       0.13%       $4,410,546
APRIL 1, 2003 TO MARCH 31, 2004 ..................           0.10%      1.35%     (0.28)%      1.07%       0.10%       $4,477,980
APRIL 1, 2002 TO MARCH 31, 2003 ..................           0.52%      1.25%      0.00%       1.25%       0.52%       $5,084,538
APRIL 1, 2001 TO MARCH 31, 2002 ..................           2.13%      1.25%      0.00%       1.25%       2.26%       $6,107,675
APRIL 1, 2000 TO MARCH 31, 2001 ..................           5.21%      1.25%      0.00%       1.25%       5.35%       $4,924,869
APRIL 1, 1999 TO MARCH 31, 2000 ..................           4.29%      1.29%     (0.04)%      1.25%       4.32%       $3,863,612

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
      Fund                                                      Capital Loss

      OVERLAND EXPRESS SWEEP FUND                                  7,782

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                 Sub-Advisory Fee
                                                  (% of                             Average            (% of
                                              Average Daily                          Daily         Average Daily
Fund                      Advisory Fee*        Net Assets)      Sub-Adviser        Net Assets       Net Assets)
OVERLAND EXPRESS         $0 -  499 million        0.300        Wells Capital     $0 - 1 billion        0.05
SWEEP FUND             $500 -  999 million        0.300          Management         >$1 billion        0.04
                         $1 - 2.99 billion        0.275        Incorporated
                         $3 - 4.99 billion        0.275
                           >$ 4.99 billion        0.250

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at an annual rate of 0.45%.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                               (% of Average
                           Average Daily Net Assets          Daily Net Assets)**

FUND LEVEL                    $0 - 4.99 billion                     0.05
                              $5 - 9.99 billion                     0.04
                                 >$9.99 billion                     0.03
CLASS LEVEL                                                         0.22

** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % Of Average
                                                                Daily Net Assets

OVERLAND EXPRESS SWEEP FUND                                           0.02

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

      Fund

      OVERLAND EXPRESS SWEEP FUND                                         0.25%*

* Effective 8/2/04. Prior to 8/2/04, the Fund paid shareholder servicing fees at an annual rate of 0.30% of daily average net assets.

      For the six months ended September 30, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Stephens Inc. ("Stephens") at an annual rate of 0.25%** of average daily net assets.

** Effective 8/2/04. Prior to 8/2/04, the Fund paid distribution fees at an annual rate of 0.30% of daily average net assets.

      For the six months ended September 30, 2004, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                               Net Operating Expense Limitations

                                                Current        Prior to 08/02/04

      OVERLAND EXPRESS SWEEP FUND                1.08%               1.25%

OTHER INFORMATION (UNAUDITED)            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992       Retired.                            None
73
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987       Private Investor/Real Estate        None
60                                                 Developer; Chairman of White
                                                   Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987       Wake Forest University,             None
62                                                 Calloway School of Business
                                                   and Accountancy, Associate
                                                   Professor of Finance.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998       Chairman, CEO, and Co-              None
62                        (Lead Trustee since      Founder of Crystal Geyser
                          2001)                    Water Company and President
                                                   of Crystal Geyser Roxane Water
                                                   Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987       Retired. Prior thereto, President   None
71                                                 of Richard M. Leach Associates
                                                   (a financial consulting firm).
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996       Senior Counselor to the public      None
52                                                 relations firm of Himle-Horner
                                                   and Senior Fellow at the
                                                   Humphrey Institute,
                                                   Minneapolis, Minnesota (a pub-
                                                   lic policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996       Principal in the law firm of        None
64                                                 Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President since 2003     Executive Vice President of         None
45                                                 Wells Fargo Bank, N.A.
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior Vice
                                                   President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003. Vice
                                                   President of Wells Fargo Bank,
                                                   N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer since 2003     Senior Vice President of Wells      None
35                                                 Fargo Bank, N.A. Senior Vice
                                                   President of Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Prior there-
                                                   to, Operations Manager at
                                                   Scudder Weisel Capital, LLC
                                                   (2000 to 2001), Director of
                                                   Shareholder Services at BISYS
                                                   Fund Services (1999 to 2000)
                                                   and Assistant Vice President of
                                                   Operations with Nicholas-
                                                   Applegate Capital Management
                                                   (1993 to 1999).
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary since 2000     Vice President and Managing         None
44                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                    WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

          --------------------------------------------------------
              NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
          --------------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved. SAR 011 (11/04)


                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                          Wells Fargo Liquidity Reserve Money Market Fund

                                                       Semi-Annual Report

                          Wells Fargo Liquidity Reserve Money Market Fund

                          Investor Class


                                                       September 30, 2004

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    4
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statement of Operations ................................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Other Information .........................................................   17
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   19
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS           WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) semi-annual report for the six-month period ended September 30, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

RATES ON THE RISE
--------------------------------------------------------------------------------

      On June 30, 2004, the Federal Open Market Committee (the FOMC or the Fed) raised the federal funds target rate from 1% to 1.25%. By the end of September 2004, the federal funds rate was 0.50% higher, at 1.75%. Long-term yields trended lower, shrugging off these successive rate hikes.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      Money market funds invest in short-term debt obligations, such as commercial paper, treasury bills, government agency securities and tax-free securities. The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year.

      Yield spreads between prime money-market instruments, federal agency securities and U.S. Treasury bills widened over the reporting period. While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising.

      For buyers of municipal variable-rate demand notes, massive supplies of new bond issuances, coupled with the rising fed funds rate, have helped keep spreads between weekly municipals and taxable issues at historically narrow levels.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing -- asset allocation and diversification -- in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ended September 30, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to the prior six-months. By September 30, 2004, the federal funds rate increased to 1.75%, while the 12-month London Interbank Offered Rate (LIBOR) increased to 2.43%, a spread of 0.68%. In contrast, on March 31, 2004, the federal funds rate was 1.00%, and the 12-month LIBOR was 1.35%, with a spread of only 0.35%.

      The Federal Open Market Committee (the FOMC or the Fed) stuck to its balanced approach to stimulating the economy by keeping the overnight federal funds rate constant at 1% during April and May 2004. However, increasing signs that the economic picture was improving triggered rate hikes of 0.25% starting in June 2004 and continuing over the following three months. The markets reacted to the rate hikes, with one-month rates increasing by 0.75% over the reporting period and one-year rates increasing by 1.07%.

      The amount of top-rated commercial paper outstanding declined again during the third quarter of 2004, albeit at a slower pace, as issuers continued to take advantage of record low bond yields to extend the maturity of their debt. The amount of top-rated commercial paper outstanding fell by just over 2.1% during the second half of the year, from $1.20 trillion at the end of March 2004, to $1.18 trillion at the end of September 2004. This represents almost a 17% decline in issuance since the peak of $1.41 trillion in December 2000, and is reflected broadly over various sub-sectors, such as asset-backed commercial paper and directly placed commercial paper.

      Unlike the previous six months, the credit picture improved dramatically during the reporting period. The pace of downgrades recorded the largest drop this year, and for the first time since January 1998, Moody's reported no defaults on any of its rated securities. Additionally, many of the corporate accounting scandals and mutual fund trading investigations were resolved, leading to increased investor confidence and hopes that the worst of the corporate governance crisis was past. The only outstanding stresses to the credit market relate to some widely known, but fairly uneventful, issues with some of Government Sponsored Entities (GSEs); these are expected to be resolved shortly and, we believe, could leave the affected GSEs in a much stronger position.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between federal agency securities and prime money-market instruments widened in the first three months of the period and then narrowed after yielding as much as 0.20% less than the three-month LIBOR. The spread narrowed to less than 0.10% near the end of September 2004. Spreads between federal agency securities and U.S. Treasury bills also widened during this period to over 0.20% near the end of September 2004, after having traded at the same yield in June 2004.

      At the end of the quarter, the Office of Federal Housing Enterprise Oversight (OFHEO) issued its anticipated report on the Federal National Mortgage Association (Fannie Mae) about alleged irregularities in financial controls and accounting policies. Fannie Mae has agreed with OFHEO to boost its capital by 30% above the minimum within nine months. Estimates are that Fannie Mae will need to increase its capital by $4 to $5 billion during this period and is likely to use a combination of retaining its earnings and lowering its debt issuance. This will necessitate a contraction in its mortgage portfolio. We believe that these developments could prove to be positive for agency debt holders, as yield spreads narrow due to less supply and improved investor confidence. The senior debt ratings of Fannie Mae and other GSEs are stable at this time at triple-A ratings.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      While U.S. Treasury yields generally increased during 2004, they did so at a more moderate pace than prime money market investments. Toward the end of the reporting period, some U.S. Treasury yields even decreased as other yields were rising. Some investors were buying short-maturity U.S. Treasury bills in the hopes of reinvesting at higher rates, while others were using the short maturity bills as a safe haven given election year terrorism fears. Recent strong buying by Central Banks combined with tactical short selling by the primary government securities dealers has increased demand for U.S. Treasuries, leading to higher prices. As of September 30, 2004, the six-month U.S. Treasury bill yielded 0.29% more than the three-month U.S. Treasury bill, whereas the yield differential at the end of March 2004 was just 0.05%.

      The extreme steepness of the yield curve in the U.S. Treasury bill market occurred just after the first tightening at the Fed's June meeting, when the pick-up from three- to six-month bills was 0.38%. Because the Fed reiterated it would tighten at a measured pace, that steepness backed off to just over 0.25% in September 2004.

MONEY MARKET OVERVIEW            WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      In the past six months, news in the municipal markets was dominated by the financial problems of the State of California as it faced a severe cash shortage. The State was able to avoid a crisis by issuing $11 billion in Economic Recovery Bonds. Rating agencies, in turn, raised California's ratings from triple-B to single-A. These financial problems won't go away, as many of the one-time measures that have been used to fill the budget deficit will expire over the next two years.

      For buyers of municipal variable rate demand notes, massive supplies of new bond issuances coupled with the rising federal funds rate have helped keep spreads between weekly municipals and taxable issues at historically narrow levels. Variable rate demand notes averaged 85% of the one-month LIBOR throughout the period, compared to the long-term historical average of 65%.

      There continue to be reasons for concern about the general quality of municipal credit. One of the issues that faced municipalities the past six months was their unfunded pension obligations. During the stock market bubble, rising equity values enabled municipalities to skip pension fund contributions and increase benefit payouts. Since the bubble burst, pension funds are no longer overvalued and these skipped payments and increased payouts have come to haunt municipalities. For example, the State of Illinois is now faced with approximately $45 billion in unfunded pension obligations. In addition to Illinois, the city of San Diego's ratings have recently been removed for, among other things, failing to properly disclose pension obligations.

      Lastly, municipalities have increased their use of swaps. Some are used appropriately as a form of creating synthetic fixed-rate securities as a cheaper alternative to regular fixed-rate bonds. Our fear is that some smaller issuers may be enhancing their investment returns by speculating in their use of these derivatives. We continue to monitor these issues looming over municipalities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The interest rate rise was widely anticipated and the measured pace of the tightening of rates by the Fed caused no market disruption. Fund yields were largely responsive to these increases in the federal funds rate, and the Wells Fargo Money Market Funds (the Funds) experienced minimal changes in assets. We believe the Funds were positioned to take advantage of the additional yield available in longer-term investments, while enjoying sensitivity to rate changes offered by shorter-term investments.

      THE VIEWS EXPRESSED ARE AS OF SEPTEMBER 30, 2004, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND--INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS                                INCEPTION DATE

      Dave Sylvester
      Laurie White                           7/31/02

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                          6 Month*   1-Year  Life of Fund
      Wells Fargo Liquidity Reserve Money Market Fund - Investor Class      0.15      0.22       0.36

      Benchmark

         iMoneyNet First Tier Retail Money Fund Average(2)                  0.27      0.46       0.62

      *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
      7-Day Current Yield                                               0.72%

      7-Day Compound Yield                                              0.73%

      30-Day Simple Yield                                               0.64%

      30-Day Compound Yield                                             0.64%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                        41 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                       (50%)
Certificates of Deposit                                 (4%)
Floating/Variable Rate Bonds/Notes                     (10%)
Repurchase Agreements                                  (17%)
Corporate Bonds                                         (3%)
Time Deposits                                          (10%)
FHLMC                                                   (2%)
FNMA                                                    (2%)
FHLB                                                    (2%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                              (20%)
2-14 days                                              (35%)
15-29 days                                              (9%)
30-59 days                                             (15%)
60-89 days                                              (9%)
90-179 days                                             (9%)
180-269 days                                            (2%)
270 + days                                              (1%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through July 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.62%.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

FUND EXPENSES                    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any), and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                  Beginning     Ending
                                                                   Account      Account       Expenses      Net Annual
                                                                    Value        Value       Paid During      Expense
                                                                  3/31/2004    9/30/2004     the Period*       Ratio
      Wells Fargo Liquidity Reserve Money Market Fund
----------------------------------------------------------------------------------------------------------------------
      Actual                                                      $1,000.00    $1,001.50        $5.00          1.00%

      Hypothetical
         (5% annual return before expenses)                       $1,000.00    $1,020.00        $5.05          1.00%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL      SECURITY NAME                                                              RATE     MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 2.93%
$ 30,000,000   FHLB#                                                                      1.48%      10/05/2005    $    29,984,422
  25,000,000   FHLMC#                                                                     1.59       02/04/2005         24,995,704

TOTAL AGENCY NOTES - INTEREST BEARING (COST $54,980,126)                                                                54,980,126
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 3.95%
  25,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                   2.25       09/19/2005         24,995,208
  10,000,000   BNP PARIBAS NEW YORK                                                       1.50       11/19/2004         10,000,728
   8,000,000   CDC IXIS                                                                   1.40       11/04/2004          8,000,000
   7,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                        1.46       04/06/2005          6,999,928
   9,000,000   NORDEA BANK FINLAND                                                        1.34       10/08/2004          8,999,930
  15,000,000   SVENSKA HANDELSBANKEN NEW YORK                                             1.49       05/04/2005         14,989,379

TOTAL CERTIFICATES OF DEPOSIT (COST $73,985,173)                                                                        73,985,173
                                                                                                                   ---------------

COMMERCIAL PAPER - 52.38%
  15,000,000   ABBEY NATIONAL NORTH AMERICA LLC^                                          1.80       10/07/2004         14,995,500
  50,000,000   ALPINE SECURITIZATION CORPORATION^                                         1.50       10/04/2004         49,993,750
  50,000,000   AMSTEL FUNDING CORPORATION^                                                1.59       10/05/2004         49,991,167
  20,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                      1.57       10/07/2004         19,994,767
  30,000,000   AQUINAS FUNDING LLC^                                                       1.46       11/10/2004         29,951,333
  25,000,000   AQUINAS FUNDING LLC^                                                       1.72       12/15/2004         24,910,417
  50,000,000   ATOMIUM FUNDING CORPORATION^                                               1.67       11/08/2004         49,911,861
  10,000,000   BANCO BILBAO VIZCAYA ARGENTARIA PUERTO RICO^                               1.59       10/14/2004          9,994,258
  45,000,000   CAFCO LLC^                                                                 1.67       11/23/2004         44,889,363
  53,100,000   CHARTA LLC^                                                                1.51       10/13/2004         53,073,273
  20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                         1.58       10/20/2004         19,983,322
   7,000,000   CONCORD MINUTEMEN CAPITAL COMPANY#                                         1.68       10/05/2005          6,999,942
  10,000,000   CONCORD MINUTEMEN CAPITAL COMPANY#                                         1.72       10/06/2005          9,999,849
  50,000,000   CROWN POINT CAPITAL COMPANY^                                               2.09       03/21/2005         49,503,625
   5,000,000   DORADA FINANCE INCORPORATED^                                               1.51       10/12/2004          4,997,693
  40,000,000   DORADA FINANCE INCORPORATED^                                               1.54       10/12/2004         39,981,178
  15,000,000   GALAXY FUNDING INCORPORATED^                                               1.55       10/06/2004         14,996,771
  30,000,000   GOVCO INCORPORATED^                                                        1.66       10/27/2004         29,964,033
  20,000,000   GOVCO INCORPORATED^                                                        1.82       12/13/2004         19,926,189
   5,000,000   GRAMPIAN FUNDING LLC^                                                      1.71       12/22/2004          4,980,525
  50,000,000   GRAMPIAN FUNDING LLC^                                                      2.12       03/24/2005         49,488,875
  16,600,000   IRISH LIFE & PERMANENT PLC^                                                1.53       10/14/2004         16,590,829
  24,000,000   IRISH LIFE & PERMANENT PLC^                                                1.75       12/21/2004         23,905,500
  28,800,000   K2 (USA) LLC^                                                              1.66       11/15/2004         28,740,240
  20,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED^                              1.77       11/16/2004         19,954,767
  25,096,000   LEXINGTON PARKER CAPITAL CORPORATION^                                      2.09       03/02/2005         24,875,072
  35,000,000   LIQUID FUNDING LIMITED#                                                    1.80       12/21/2004         35,000,000
  10,000,000   MORGAN STANLEY#                                                            1.86       03/10/2005         10,000,000
  15,000,000   NATIONWIDE BUILDING SOCIETY^                                               1.71       11/29/2004         14,957,963

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL      SECURITY NAME                                                              RATE     MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 25,000,000   NEPTUNE FUNDING CORPORATION^                                               1.54%      10/07/2004    $    24,993,583
  20,000,000   NEPTUNE FUNDING CORPORATION^                                               1.78       11/18/2004         19,952,533
   5,000,000   NETWORK RAIL COMMERCIAL PAPER FINANCE PLC^                                 1.77       01/06/2005          4,976,154
  52,000,000   PERRY GLOBAL FUNDING LLC^                                                  1.56       10/05/2004         51,990,987
  29,671,000   REGENCY MARKETS NUMBER 1 LLC^                                              1.80       12/07/2004         29,571,602
  10,000,000   STADSHYPOTEK DELAWARE^                                                     1.51       10/07/2004          9,997,483
  15,250,000   TANGO FINANCE CORPORATION^                                                 1.15       10/07/2004         15,247,077
  38,000,000   TANGO FINANCE CORPORATION^                                                 1.66       11/22/2004         37,908,884
  15,000,000   THAMES ASSET GLOBAL SECURITIZATION^                                        1.75       12/03/2004         14,954,062

TOTAL COMMERCIAL PAPER (COST $982,144,427)                                                                             982,144,427
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 0.82%
  15,000,000   WAL-MART STORES                                                            5.01       06/01/2005         15,290,701

TOTAL CORPORATE BONDS & NOTES (COST $15,290,701)                                                                        15,290,701
                                                                                                                   ---------------

AGENCY NOTES - DISCOUNT - 2.73%
  10,000,000   FHLMC^                                                                     1.72       12/28/2004          9,957,955
  31,757,420   FNMA                                                                       2.00       01/03/2005         31,591,576
   9,696,280   FNMA^                                                                      2.00       01/03/2005          9,645,644

TOTAL AGENCY NOTES - DISCOUNT (COST $51,195,175)                                                                        51,195,175
                                                                                                                   ---------------

EXTENDABLE BONDS - 1.60%
  20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION#                                      1.84       10/07/2005         20,002,405
  10,000,000   NORTHERN ROCK PLC++#                                                       1.89       07/08/2005         10,000,000

TOTAL EXTENDABLE BONDS (COST $30,002,405)                                                                               30,002,405
                                                                                                                   ---------------

MEDIUM TERM NOTES - 7.63%
  15,000,000   AMERICAN EXPRESS CENTURION BANK#                                           1.74       05/13/2005         14,998,148
  10,000,000   BANK OF AMERICA SECURITIES#@                                               1.96       09/09/2034         10,000,000
  15,000,000   BEAR STEARNS COMPANIES INCORPORATED#                                       2.08       10/22/2004         15,004,064
  30,000,000   BELFORD U.S. CAPITAL COMPANY++#                                            1.81       04/19/2005         30,000,000
  10,000,000   CC (USA) INCORPORATED++                                                    1.50       11/17/2004         10,000,000
   3,000,000   K2 (USA) LLC++                                                             1.43       03/15/2005          3,000,000
  20,000,000   M&I MARSHALL & ILSLEY BANK                                                 5.25       12/15/2004         20,152,494
  25,000,000   NATEXIS BANQUES POPULAIRES NEW YORK#                                       1.69       09/09/2005         24,991,726
  10,000,000   PREMIUM ASSET TRUST SERIES 04-08++#                                        1.77       10/14/2005         10,000,000
   5,000,000   STRATEGIC MONEY MARKET TRUST SERIES 1999-D++#                              2.15       06/03/2005          5,006,961

TOTAL MEDIUM TERM NOTES (COST $143,153,393)                                                                            143,153,393
                                                                                                                   ---------------

PROMISSORY NOTE - 2.40%
  30,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED#                                     1.88       06/06/2005         30,000,000
  15,000,000   GOLDMAN SACHS GROUP INCORPORATED#                                          1.71       07/26/2005         15,000,000

TOTAL PROMISSORY NOTE(COST $45,000,000)                                                                                 45,000,000
                                                                                                                   ---------------

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL      SECURITY NAME                                                              RATE     MATURITY DATE         VALUE
REPURCHASE AGREEMENTS- 17.81%
$ 65,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $65,003,401)                                               1.91%      10/01/2004    $    65,000,000
  55,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $55,010,910)                                               1.81       10/04/2004         55,000,000
  30,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $30,001,578)                                               1.92       10/01/2004         30,000,000
  15,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $15,000,814)                                               1.98       10/01/2004         15,000,000
  19,014,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $19,001,015)                                    1.95       10/01/2004         19,014,000
  25,000,000   MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $25,001,315)                      1.92       10/01/2004         25,000,000
 125,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $125,006,507)                                              1.90       10/01/2004        125,000,000

TOTAL REPURCHASE AGREEMENTS (COST $334,014,000)                                                                        334,014,000
                                                                                                                   ---------------

TIME DEPOSITS - 9.97%
  40,000,000   CAISSE DES DEPOTS ET CONSIGNATIONS                                         1.77       10/06/2004         40,000,000
  30,000,000   DANSKE BANK AS CAYMAN                                                      1.79       10/07/2004         30,000,000
  35,000,000   DEUTSCHE BANK CAYMAN                                                       1.78       10/05/2004         35,000,000
  55,000,000   DEXIA BANK GRAND CAYMAN                                                    1.76       10/01/2004         55,000,000
  15,000,000   FORTIS BANK GRAND CAYMAN                                                   1.78       10/05/2004         15,000,000
  12,000,000   LLOYDS TSB BANK PLC LONDON                                                 1.79       10/05/2004         12,000,000

TOTAL TIME DEPOSITS (COST $187,000,000)                                                                                187,000,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,916,765,400)*                          102.22%                                                            $ 1,916,765,400

OTHER ASSETS AND LIABILITIES, NET                (2.22)                                                                (41,537,610)
                                                ------                                                             ---------------
TOTAL NET ASSETS                                100.00%                                                            $ 1,875,227,790
                                                ======                                                             ===============

#     VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004 (UNAUDITED)

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................    $ 1,582,751,400
   REPURCHASE AGREEMENTS ...........................................        334,014,000
                                                                        ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................      1,916,765,400
                                                                        ---------------
   CASH ............................................................                492
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................          2,335,417
                                                                        ---------------
TOTAL ASSETS .......................................................      1,919,101,309
                                                                        ---------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...............................         41,237,220
   DIVIDENDS PAYABLE ...............................................            979,199
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........            726,633
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................            768,788
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................            161,679
                                                                        ---------------
TOTAL LIABILITIES ..................................................         43,873,519
                                                                        ---------------
TOTAL NET ASSETS ...................................................    $ 1,875,227,790
                                                                        ===============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................    $ 1,875,244,718
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................                 (1)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........            (16,927)
                                                                        ---------------
TOTAL NET ASSETS ...................................................    $ 1,875,227,790
                                                                        ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------
   NET ASSETS - INVESTOR CLASS .....................................    $ 1,875,227,790
   SHARES OUTSTANDING - INVESTOR CLASS .............................      1,875,244,717
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...    $          1.00
                                                                        ---------------
   INVESTMENTS AT COST .............................................    $ 1,916,765,400
                                                                        ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                                                      STATEMENT OF OPERATIONS --
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST .......................................................    $ 11,849,041
                                                                       ------------
TOTAL INVESTMENT INCOME ...........................................      11,849,041
                                                                       ------------

EXPENSES
   ADVISORY FEES ..................................................       2,979,301
   ADMINISTRATION FEES ............................................         452,204
   ADMINISTRATION FEES
      INVESTOR CLASS ..............................................       1,989,698
   CUSTODY FEES ...................................................         180,882
   SHAREHOLDER SERVICING FEES .....................................       2,261,021
   ACCOUNTING FEES ................................................          61,578
   DISTRIBUTION FEES (NOTE 3) .....................................       2,261,021
   AUDIT FEES .....................................................           8,023
   LEGAL FEES .....................................................           9,274
   REGISTRATION FEES ..............................................          10,027
   SHAREHOLDER REPORTS ............................................         137,876
   TRUSTEES' FEES .................................................           3,402
   OTHER FEES AND EXPENSES ........................................          17,160
                                                                       ------------
TOTAL EXPENSES ....................................................      10,371,467
                                                                       ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................      (1,324,739)
   NET EXPENSES ...................................................       9,046,728
                                                                       ------------
NET INVESTMENT INCOME (LOSS) ......................................       2,802,313
                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES .....................................................         (15,406)
                                                                       ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................         (15,406)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............         (15,406)
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $  2,786,907
                                                                       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                       LIQUIDITY RESERVE
                                                                                                       MONEY MARKET FUND
                                                                                       --------------------------------------------
                                                                                              (UNAUDITED)
                                                                                                  FOR THE                   FOR THE
                                                                                         SIX MONTHS ENDED                YEAR ENDED
                                                                                       SEPTEMBER 30, 2004            MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................................        $ 1,734,451,320           $ 1,054,549,239

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................................              2,802,313                 2,088,575
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................                (15,406)                   (1,521)
                                                                                          ---------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................              2,786,907                 2,087,054
                                                                                          ---------------           ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .........................................................             (2,802,314)               (2,111,622)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .....................................................            514,657,011             1,636,687,509
   REINVESTMENT OF DISTRIBUTIONS .................................................              1,823,115                 2,418,153
   COST OF SHARES REDEEMED .......................................................           (375,688,249)             (959,179,013)
                                                                                          ---------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..            140,791,877               679,926,649
                                                                                          ---------------           ---------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................            140,776,470               679,902,081
                                                                                          ===============           ===============

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS ................................................................        $ 1,875,227,790           $ 1,734,451,320
                                                                                          ---------------           ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...................................................................            514,657,011             1,636,687,506
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ................................              1,823,115                 2,418,153
   SHARES REDEEMED ...............................................................           (375,688,249)             (959,179,013)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ..............................................................        $   140,791,877           $   679,926,646
                                                                                          ---------------           ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............................        $            (1)          $             0
                                                                                          ===============           ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING            NET            AND      DIVIDENDS
                                                     NET ASSET     INVESTMENT     UNREALIZED       FROM NET
                                                     VALUE PER         INCOME        GAIN ON     INVESTMENT
                                                         SHARE         (LOSS)    INVESTMENTS         INCOME
-----------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) ..       $1.00           0.00           0.00           0.00
APRIL 1, 2003 TO MARCH 31, 2004 ..................       $1.00           0.00           0.00           0.00
JULY 31, 2002(3) TO MARCH 31, 2003 ...............       $1.00           0.00           0.00           0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                     DIVIDENDS       ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      FROM NET    NET ASSET   ---------------------------------------------------
                                                      REALIZED    VALUE PER   NET INVESTMENT       GROSS    EXPENSES         NET
                                                         GAINS        SHARE    INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) ..        0.00        $1.00             0.31%       1.15%     (0.15)%       1.00%
APRIL 1, 2003 TO MARCH 31, 2004 ..................        0.00        $1.00             0.16%       1.19%     (0.19)%       1.00%
JULY 31, 2002(3) TO MARCH 31, 2003 ...............        0.00        $1.00             0.64%       1.07%     (0.15)%       0.92%

                                                                      NET ASSETS AT
                                                         TOTAL        END OF PERIOD
                                                     RETURN(2)      (000'S OMITTED)
-----------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
APRIL 1, 2004 TO SEPTEMBER 30, 2004 (UNAUDITED) ..        0.15%          $1,875,228
APRIL 1, 2003 TO MARCH 31, 2004 ..................        0.17%          $1,734,451
JULY 31, 2002(3) TO MARCH 31, 2003 ...............        0.46%          $1,054,549

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity. The amortized cost method is used to value portfolio securities.

      The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

      Fund                                                 Deferred Post-October
                                                                Capital Loss

      LIQUIDITY RESERVE MONEY MARKET FUND                           1,521

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                         Advisory Fee*                                             Sub-Advisory Fee
                                                      (% of Average Daily                    Average Daily Net   (% of Average Daily
Fund                                                      Net Assets)        Sub-Adviser          Assets             Net Assets)
      LIQUIDITY RESERVE           $0 -  499 million         0.300           Wells Capital     $0 - 1 billion            0.05
      MONEY MARKET FUND         $500 -  999 million         0.300             Management         >$1 billion            0.04
                                  $1 - 2.99 billion         0.275           Incorporated
                                  $3 - 4.99 billion         0.275
                                    >$ 4.99 billion         0.250

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at an annual rate of 0.35%.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                               Average Daily               % Of Average
      Fund                       Net Assets             Daily Net Assets**

      FUND LEVEL              $0 - 4.999 billion               0.05
                          $4.999 - 9.999 billion               0.04
                                 >$9.999 billion               0.03

      CLASS LEVEL                                              0.22

** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                           % Of Average
      Fund                                               Daily Net Assets

      LIQUIDITY RESERVE MONEY MARKET FUND                      0.02

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                            % Of Average
      Fund                                                Daily Net Assets

      LIQUIDITY RESERVE MONEY MARKET FUND                      0.25%

      For the six months ended September 30, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Investor Class shares and paid to Stephens Inc. ("Stephens") at an annual rate of up to 0.25% of average daily net assets.

      For the six months ended September 30, 2004, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                        Net Operating Expense
      Fund                                                   Limitations

      LIQUIDITY RESERVE MONEY MARKET FUND                       1.00%

OTHER INFORMATION (UNAUDITED)    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992      Retired.                            None
73

---------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate        None
60                                                Developer; Chairman of White
                                                  Point Capital, LLC.
---------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987      Wake Forest University,             None
62                                                Calloway School of Business
                                                  and Accountancy, Associate
                                                  Professor of Finance.
---------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998      Chairman, CEO, and Co-              None
62                        (Lead Trustee since     Founder of Crystal Geyser
                          2001)                   Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
---------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987      Retired. Prior thereto, President   None
71                                                of Richard M. Leach Associates
                                                  (a financial consulting firm).
---------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996      Senior Counselor to the public      None
52                                                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
---------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996      Principal in the law firm of        None
64                                                Willeke & Daniels.
---------------------------------------------------------------------------------------------------------

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President since         Executive Vice President of         None
45                        2003                    Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer since 2003    Senior Vice President of Wells      None
35                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds
                                                  Management, LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder Weisel Capital, LLC
                                                  (2000 to 2001), Director of
                                                  Shareholder Services at BISYS
                                                  Fund Services (1999 to 2000)
                                                  and Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
---------------------------------------------------------------------------------------------------------
C. David Messman          Secretary since 2000    Vice President and Managing         None
44                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996-2003.
---------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS            WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipts
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFMR        -- Single Family Mortgage Revenue
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 027(11/04)


ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                          Wells Fargo Funds Trust


                                          By:    /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                          By:     /s/ Stacie D. DeAngelo

                                                  Stacie D. DeAngelo
                                                  Treasurer

                                          Date: November 22, 2004